                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8085

                      American Skandia Advisor Funds, Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               One Corporate Drive
                                Shelton, CT 06484
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 CT Corporation
                            111 Eighth Avenue- Team 6
                               New York, NY 10011
                     --------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-752-6342
                                                          --------------
                    Date of fiscal year end: October 31, 2003
                                             -----------------
                    Date of reporting period: April 30, 2003
                                              ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[AMERICAN SKANDIA ADVISOR FUNDS LOGO]


                                            American Skandia Advisor Funds, Inc.
                                            SEMIANNUAL REPORT TO SHAREHOLDERS

                                            April 30, 2003


ASAF
AMERICAN SKANDIA ADVISOR FUNDS

[AMERICAN SKANDIA ADVISOR FUNDS LOGO]

                                                                 CLASS A                          CLASS B
                                                                 -------                          -------
                                                       CUSIP      Fund#   Ticker       CUSIP       Fund#     Ticker
                                                       -----      -----   ------       -----       -----     ------
ASAF American Century International Growth Fund      029650504     921     AACIX     029650603      931       ABCIX
ASAF American Century Strategic Balanced Fund        029650710     926     AACBX     029650694      936       ACBBX
ASAF DeAM International Equity Fund                  029650108     920     DMIAX     029650207      930       DMIBX
ASAF Federated High Yield Bond Fund                  029650660     927     FHYAX     029650652      937       FBHYX
ASAF Gabelli Small-Cap Value Fund                    029650843     923     GASVX     029650835      933       GBSVX
ASAF INVESCO Capital Income Fund                     029650751     925     IEIAX     029650744      935       IBEIX
ASAF Janus Capital Growth Fund                       029650793     924     CAGSX     029650785      934       CBGSX
ASAF Money Market Fund                               029650579     929     AASXX     029650561      939       ABSXX
ASAF PIMCO Total Return Bond Fund                    029650629     928     TARBX     029650611      938       TBRBX
ASAF PBHG Small-Cap Growth Fund                      029650884     922     PBSAX     029650876      932       PBSBX
ASAF Alliance Growth Fund                            029650488     960     AGTAX     029650470      961       AGTBX
ASAF Alliance Growth and Income Fund                 029650447     210     AGOAX     029650439      211       AGOBX
ASAF Janus Overseas Growth Fund                      029650538     964     WBIAX     029650520      965       WBBIX
ASAF Marsico Capital Growth Fund                     029650314     602     MARAX     029650298      603       MARBX
ASAF Neuberger Berman Mid-Cap Growth Fund            029650397     663     NBAGX     029650389      664       NBBGX
ASAF Neuberger Berman Mid-Cap Value Fund             029650355     660     NABVX     029650348      661       NBBVX
ASAF MFS Growth with Income Fund                     029650231     1066    GAIFX     029650249      1067      GBIFX
ASAF Sanford Bernstein Managed Index 500 Fund        029650181     1070    MAIFX     029650199      1071      MBIFX
ASAF Strong International Equity Fund                029650140     1062    IESAX     029650157      1063      IESBX
ASAF DeAM Small-Cap Growth Fund                      029651106     1080    DAMAX     029651205      1081      DAMBX
ASAF Alger All-Cap Growth Fund                       029651759     1957    AACAX     029651742      1958      ALBGX
ASAF Gabelli All-Cap Value Fund                      029651502     1961    GALAX     029651601      1962      GACBX
ASAF INVESCO Technology Fund                         029651882     1965    IANVX     029651874      1966      IBNVX
ASAF Janus Mid-Cap Growth Fund                       029651791     1971    GAMGX     029651783      1972      GBMGX
ASAF ProFund Managed OTC Fund                        029651841     1975    PRMAX     029651833      1976      PMOBX
ASAF Alliance / Bernstein Growth + Value Fund        029651536     1477    N/A       029651528      1478      ABGVX
ASAF INVESCO Health Sciences Fund                    029651627     1473    INHAX     029651619      1474      IHSBX
ASAF Sanford Bernstein Core Value Fund               029651486     1464    SOVAX     029651478      1465      SVCBX
ASAF T. Rowe Price Tax Managed Fund                  029651577     1469    N/A       029651569      1470      N/A
ASAF DeAM Large-Cap Growth Fund                      029651445     1788    N/A       029651437      1789      N/A
ASAF DeAM Large-Cap Value Fund                       029651395     1784    N/A       029651387      1785      N/A
N/A - Not available

                                                                 CLASS C                         CLASS X
                                                                 -------                         -------
                                                       CUSIP      Fund#   Ticker      CUSIP       Fund#    Ticker
                                                       -----      -----   ------      -----       -----    ------
ASAF American Century International Growth Fund      029650702     941     AIGCX    029650801      951      AXCIX
ASAF American Century Strategic Balanced Fund        029650686     946     ACBCX    029650678      956      ACBZX
ASAF DeAM International Equity Fund                  029650306     940     DMICX    029650405      950      DMIZX
ASAF Federated High Yield Bond Fund                  029650645     947     FCHYX    029650637      957      FHYZX
ASAF Gabelli Small-Cap Value Fund                    029650827     943     GCSVX    029650819      953      GXSVX
ASAF INVESCO Capital Income Fund                     029650736     945     IEICX    029650728      955      IEIZX
ASAF Janus Capital Growth Fund                       029650777     944     CCGSX    029650769      954      CZGSX
ASAF Money Market Fund                               029650553     949     ASCXX    029650546      959      ASXXX
ASAF PIMCO Total Return Bond Fund                    029650595     948     TCRBX    029650587      958      TRBZX
ASAF PBHG Small-Cap Growth Fund                      029650868     942     PBHCX    029650850      952      PBSZX
ASAF Alliance Growth Fund                            029650462     962     AGTCX    029650454      963      AXGTX
ASAF Alliance Growth and Income Fund                 029650421     212     AGOCX    029650413      213      AXGOX
ASAF Janus Overseas Growth Fund                      029650512     966     WBCIX    029650496      967      WBZIX
ASAF Marsico Capital Growth Fund                     029650280     604     MARCX    029650272      537      MARZX
ASAF Neuberger Berman Mid-Cap Growth Fund            029650371     665     NBGCX    029650363      597      NBGZX
ASAF Neuberger Berman Mid-Cap Value Fund             029650330     662     NCBVX    029650322      538      NBVZX
ASAF MFS Growth with Income Fund                     029650256     1068    GCIFX    029650264      1069     N/A
ASAF Sanford Bernstein Managed Index 500 Fund        029650215     1072    MCIFX    029650223      1073     MXIFX
ASAF Strong International Equity Fund                029650165     1064    IESCX    029650173      1065     IESZX
ASAF DeAM Small-Cap Growth Fund                      029651304     1082    DCAMX    029651403      1083     DAMZX
ASAF Alger All-Cap Growth Fund                       029651734     1959    AACCX    029651726      1960     N/A
ASAF Gabelli All-Cap Value Fund                      029651700     1963    GALCX    029651809      1964     GALZX
ASAF INVESCO Technology Fund                         029651866     1967    ICNVX    029651858      1970     IXNZX
ASAF Janus Mid-Cap Growth Fund                       029651775     1973    GCMGX    029651767      1974     N/A
ASAF ProFund Managed OTC Fund                        029651825     1977    PCMOX    029651817      1978     N/A
ASAF Alliance / Bernstein Growth + Value Fund        029651510     1479    N/A      029651494      1480     N/A
ASAF INVESCO Health Sciences Fund                    029651593     1475    INHCX    029651585      1476     N/A
ASAF Sanford Bernstein Core Value Fund               029651460     1467    SBVCX    029651452      1468     N/A
ASAF T. Rowe Price Tax Managed Fund                  029651551     1471    N/A      029651544      1472     N/A
ASAF DeAM Large-Cap Growth Fund                      029651429     1790    N/A      029651411      1791     N/A
ASAF DeAM Large-Cap Value Fund                       029651379     1786    N/A      029651361      1787     N/A
N/A - Not available

                                                                   June 16, 2003

Dear Shareholder:

After fighting in Iraq ended in April 2003, U.S. consumer confidence rose significantly and a more optimistic tone pervaded the financial markets. Major stock market indexes have continued to improve even as the long-standing bond market rally persisted. While we welcome these developments, it is important to remember that a wise investor plans for tomorrow's needs today regardless of the direction of financial markets.

Whether you are investing for your retirement, your children's education, or for a new home for your family, American Skandia Advisor Funds offer advantages that may help you reach your financial goals. World-class investment managers from leading firms are selected to run American Skandia Advisor Funds based on their experience, past performance, and disciplined investment style within specific asset classes. These investment managers are closely monitored to ensure they continue to meet the demanding criteria set by our unbiased selection process.

On May 1, 2003, American Skandia joined the Prudential Financial family of companies, which had approximately $556 billion in total assets under management and administration as of December 31, 2002, and serves individual and institutional customers worldwide. This change has no impact on your investment, and your fund's management and investment objective remain the same. Prudential Investments is also committed to an independent research process that evaluates money managers through its Strategic Investment Research Group (SIRG). The addition of SIRG can only increase the objective research and monitoring capabilities supporting your fund.

On behalf of Prudential Financial, I would like to welcome you. We look forward to serving your future investment needs.

Sincerely,

/s/ Judy A. Rice

JUDY A. RICE, PRESIDENT
Prudential Investments

This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. The American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484. 1-800-SKANDIA. www.americanskandia.com

Please refer to your prospectus, which contains more complete information on charges, expenses and risk factors. It should be read carefully before you invest or send money.

[GRAPHIC]

AMERICAN SKANDIA ADVISOR FUNDS
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                      SCHEDULE OF   FINANCIAL
                                                                      INVESTMENTS   HIGHLIGHTS
                                                                      -----------   ----------
ASAF American Century International Growth Fund............                 1          134
ASAF American Century Strategic Balanced Fund..............                 4          134
ASAF DeAM International Equity Fund........................                11          134
ASAF Federated High Yield Bond Fund........................                16          136
ASAF Gabelli Small-Cap Value Fund..........................                25          136
ASAF INVESCO Capital Income Fund...........................                33          138
ASAF Goldman Sachs Concentrated Growth Fund................                31          136
ASAF Money Market Fund.....................................                36          138
ASAF PIMCO Total Return Bond Fund..........................                38          138
ASAF PBHG Small-Cap Growth Fund............................                46          140
ASAF Alliance Growth Fund..................................                50          140
ASAF Alliance Growth and Income Fund.......................                52          140
ASAF William Blair International Growth Fund...............                54          142
ASAF Marsico Capital Growth Fund...........................                56          142
ASAF Neuberger Berman Mid-Cap Growth Fund..................                58          142
ASAF Neuberger Berman Mid-Cap Value Fund...................                61          144
ASAF MFS Growth with Income Fund...........................                64          144
ASAF Sanford Bernstein Managed Index 500 Fund..............                68          144
ASAF Strong International Equity Fund......................                72          144
ASAF DeAM Small-Cap Growth Fund............................                74          146
ASAF Alger All-Cap Growth Fund.............................                78          146
ASAF Gabelli All-Cap Value Fund............................                82          146
ASAF INVESCO Technology Fund...............................                87          148
ASAF Goldman Sachs Mid-Cap Growth Fund.....................                84          146
ASAF ProFund Managed OTC Fund..............................                90          148
ASAF Alliance/Bernstein Growth + Value Fund................                93          148
ASAF INVESCO Health Sciences Fund..........................                95          148
ASAF Sanford Bernstein Core Value Fund.....................                97          150
ASAF T. Rowe Price Tax Managed Fund........................               101          150
ASAF DeAM Large-Cap Growth Fund............................               104          150
ASAF DeAM Large-Cap Value Fund.............................               104          150

                                                                                     [graphic]

Financial Statements
Statements of Assets and Liabilities.......................  106-117
Statements of Operations...................................  118-123
Statement of Changes in Net Assets.........................  124-133
Financial Highlights.......................................  134-152
Notes to Financial Statements..............................  153-174
Management of the Company..................................  175-176

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
FOREIGN STOCK -- 91.6%
  AUSTRALIA -- 3.0%
    Australia & New
      Zealand Banking
      Group Ltd.               21,500    $   250,830
    BHP Billiton Ltd.         137,435        777,193
    News Corp. Ltd.            31,454        223,914
    Westpac Banking Corp.
      Ltd.                     41,900        417,011
                                         -----------
                                           1,668,948
                                         -----------
  CANADA -- 1.1%
    EnCana Corp.               12,400        406,332
    Nortel Networks Corp.*     54,500        140,610
    Suncor Energy, Inc.           523          8,600
    TransCanada PipeLines
      Ltd.                      3,426         54,688
                                         -----------
                                             610,230
                                         -----------
  FINLAND -- 1.2%
    Nokia Corp. Cl-A [ADR]     32,400        536,868
    Stora Enso Oyj             14,699        159,779
                                         -----------
                                             696,647
                                         -----------
  FRANCE -- 14.4%
    Accor SA                   14,200        467,977
    Alcatel SA*                40,441        331,276
    Aventis SA                  4,000        203,161
    BNP Paribas SA             17,365        815,111
    Compagnie Generale des
      Establissements
      Michelin Cl-B             3,700        136,886
    Essilor International
      SA                        5,300        217,018
    France Telecom SA          58,222      1,345,023
    France Telecom SA --
      New*                      7,190        165,379
    Groupe Danone SA            7,700      1,089,639
    Orange SA*                 41,105        329,376
    Pernod-Ricard SA              600         52,665
    PSA Peugeot Citroen SA     10,700        500,824
    Schneider Electric SA       6,800        321,923
    Societe Generale Cl-A      13,300        813,401
    TotalFinaELF SA             6,400        839,248
    Wanadoo*                   51,847        354,118
                                         -----------
                                           7,983,025
                                         -----------
  GERMANY -- 3.8%
    BASF AG                     2,500        111,518
    Deutsche Boerse AG         14,500        679,658
    Deutsche Telekom AG        46,809        625,833
    Fresenius Medical Care
      AG                        5,100        255,956
    T-Online International
      AG*                      56,743        445,818
                                         -----------
                                           2,118,783
                                         -----------

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
  HONG KONG -- 1.8%
    China Telecom Corp.
      Ltd.                  2,374,654    $   453,676
    CNOOC Ltd.                138,000        181,369
    Huaneng Power
      International, Inc.     244,000        231,516
    Johnson Electric
      Holdings Ltd.            72,000         77,548
    Sinopec Shanghai
      Petrochemical Co.
      Ltd.                    548,000         85,021
                                         -----------
                                           1,029,130
                                         -----------
  IRELAND -- 2.5%
    Allied Irish Bank PLC      46,315        713,302
    Bank of Ireland            54,525        672,404
    CRH PLC                     1,251         19,211
                                         -----------
                                           1,404,917
                                         -----------
  ISRAEL -- 0.7%
    Teva Pharmaceutical
      Industries Ltd.
      [ADR]                     8,425        393,448
                                         -----------
  ITALY -- 4.7%
    Banco Popolare di
      Verona e Novara Scrl     16,500        224,103
    Eni SPA                    58,800        837,994
    Snam Rete Gas SPA         108,715        394,317
    UniCredito Italiano
      SPA                     263,200      1,151,448
                                         -----------
                                           2,607,862
                                         -----------
  JAPAN -- 14.0%
    Ajinomoto Co., Inc.        40,000        405,836
    Asahi Glass Co. Ltd.       63,000        335,444
    Canon, Inc.                23,000        929,565
    East Japan Railway Co.         34        153,949
    FANUC Ltd.                  9,000        368,271
    Fujisawa
      Pharmaceutical Co.
      Ltd.                     17,000        287,942
    Honda Motor Co. Ltd.       10,900        361,018
    Hoya Corp.                  8,300        490,651
    Kao Corp.                   7,000        127,662
    KDDI Corp.                    130        394,600
    Keyence Corp.               2,180        350,416
    Nissan Motor Co. Ltd.      98,000        751,887
    Nomura Holdings, Inc.      24,000        237,666
    NTT DoCoMo, Inc.              253        521,868
    Olympus Optical Co.,
      Ltd.                     15,000        259,727
    Sharp Corp.                42,000        440,215
    SMC Corp.                   4,500        338,840
    Takeda Chemical
      Industries Ltd.           7,000        256,498

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
    Tokyo Gas Co. Ltd.         80,000    $   260,272
    Toshiba Corp.             132,000        351,970
    Yahoo Japan Corp.*             18        202,247
                                         -----------
                                           7,826,544
                                         -----------
  KOREA -- 1.2%
    POSCO                       1,239        104,525
    Samsung Electronics
      Co. Ltd.                  2,250        564,814
                                         -----------
                                             669,339
                                         -----------
  MEXICO -- 0.9%
    America Movil Cl-L
      [ADR]                    20,100        337,077
    Wal-Mart de Mexico SA
      de CV Cl-V               61,398        170,020
                                         -----------
                                             507,097
                                         -----------
  NETHERLANDS -- 4.7%
    ING Groep NV               24,800        402,705
    Koninklijke (Royal)
      KPN NV*                  97,100        645,860
    STMicroelectronics NV
      NY Reg                   12,576        258,940
    Unilever NV                16,762      1,055,996
    Verenigde Nederlandse
      Uitgeversbedrijven
      NV                        8,926        259,002
                                         -----------
                                           2,622,503
                                         -----------
  RUSSIA -- 1.5%
    AO VimpelCom [ADR]*         4,902        195,394
    Lukoil Holdings [ADR]       3,358        231,165
    Mobile Telesystems
      [ADR]                     5,300        254,399
    Surgutneftegaz [ADR]        9,100        182,000
                                         -----------
                                             862,958
                                         -----------
  SPAIN -- 7.6%
    Acesa Infrastructuras
      SA                       19,285        250,737
    Altadis SA                 25,000        644,502
    Banco Popular Espanol
      SA                        8,700        421,776
    Banco Santander
      Central Hispano SA       72,400        568,832
    Gas Natural SDG SA         17,900        342,602
    Grupo Dragados SA          15,500        296,147
    Grupo Ferrovial SA         17,131        454,640
    Repsol YPF SA              40,100        584,020
    Telefonica SA              61,000        674,646
    Telefonica SA Rights*         676          7,476
                                         -----------
                                           4,245,378
                                         -----------

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
  SWEDEN -- 1.6%
    Ericsson, (L.M.)
      Telefonaktiebolaget
      Cl-B*                   143,400    $   130,609
    Foreningsparbanken AB      31,800        431,535
    Svenska Cellulosa AB
      Cl-B                      4,500        152,391
    Tele2 AB Cl-B*              5,926        197,784
                                         -----------
                                             912,319
                                         -----------
  SWITZERLAND -- 6.1%
    Adecco SA                   3,513        134,691
    Alcon, Inc.*                3,518        154,968
    Credit Suisse Group         6,800        162,447
    Nestle SA                   3,742        762,880
    Novartis AG                30,495      1,202,927
    Roche Holding AG           10,194        648,653
    UBS AG                      7,277        345,269
                                         -----------
                                           3,411,835
                                         -----------
  UNITED KINGDOM -- 20.8%
    3i Group PLC               22,500        167,218
    Alliance & Leicester
      PLC                      35,310        457,685
    AstraZeneca PLC            17,100        670,958
    BAA PLC                    46,200        356,646
    Diageo PLC                 58,507        648,956
    Exel PLC                   21,039        201,755
    Gallaher Group PLC         35,647        337,566
    GlaxoSmithKline PLC
      [ADR]                    20,672        837,629
    HBOS PLC                  101,475      1,188,805
    Imperial Tobacco Group
      PLC                      10,300        172,358
    Marks & Spencer PLC        37,908        176,611
    mmO2 PLC*                 665,658        593,122
    Reckitt Benckiser PLC      63,657      1,122,706
    Rentokil Initial PLC      101,462        303,244
    Rio Tinto PLC              25,200        481,703
    Royal Bank of Scotland
      Group PLC                56,026      1,469,420
    Smith & Nephew PLC         27,200        181,390
    Vodafone Group PLC        957,812      1,890,579
    WPP Group PLC              43,381        308,710
                                         -----------
                                          11,567,061
                                         -----------
TOTAL FOREIGN STOCK
  (Cost $46,478,225)                      51,138,024
                                         -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
U.S. STOCK -- 0.6%
  OIL & GAS
    Nabors Industries,
      Ltd.*
      (Cost $319,830)           8,800    $   344,960
                                         -----------
SHORT-TERM INVESTMENTS -- 10.3%
  REGISTERED INVESTMENT COMPANIES -- 0.1%
    J.P. Morgan Prime II
      Money Market Fund        72,489         72,489
                                         -----------
                               PAR
                              (000)
                              -----
  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.2%
    Federal Home Loan Bank
      1.25%, 05/01/03       $   5,700      5,700,000
                                         -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $5,772,489)                        5,772,489
                                         -----------
TOTAL INVESTMENTS -- 102.5%
  (Cost $52,570,544)                      57,255,473
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.5%)                        (1,416,222)
                                         -----------
NET ASSETS -- 100.0%                     $55,839,251
                                         ===========

Foreign currency exchange contracts outstanding at April 30, 2003:

                                                                 UNREALIZED
SETTLEMENT           CONTRACTS TO    IN EXCHANGE   CONTRACTS   APPRECIATION/
MONTH        TYPE      RECEIVE           FOR       AT VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------
05/03         Buy     CHF   55,928    $ 41,202     $ 41,237         $ 35
05/03         Buy      EUR  42,000      46,515       46,873          358
05/03         Buy   SEK  1,071,731     131,072      131,024          (48)
                                      --------     --------         ----
                                      $218,789     $219,134         $345
                                      ========     ========         ====

SETTLEMENT           CONTRACTS TO    IN EXCHANGE   CONTRACTS      UNREALIZED
MONTH        TYPE      DELIVER           FOR        AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
05/03                AUD     8,764   $    5,423    $    5,482      $    (59)
             Sell
05/03                CAD   131,153       90,735        91,421          (686)
             Sell
05/03                CHF   337,783      246,341       249,055        (2,714)
             Sell
05/03               EUR  1,191,354    1,307,854     1,329,576       (21,722)
             Sell
05/03                GBP   599,511      954,532       958,175        (3,643)
             Sell
05/03                 HKD  813,122      104,257       104,259            (2)
             Sell
05/03               JPY  57,129,424     474,793       479,033        (4,240)
             Sell
05/03                SEK   332,917       39,942        40,701          (759)
             Sell
                                     ----------    ----------      --------
                                     $3,223,877    $3,257,702      $(33,825)
                                     ==========    ==========      ========

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2003. Percentages are based on net assets.

INDUSTRY
--------
Advertising                                   0.6%
Automobile Manufactures                       2.9%
Automotive Parts                              0.2%
Beverages                                     1.3%
Building Materials                            0.6%
Business Services                             1.2%
Chemicals                                     0.4%
Construction                                  2.0%
Consumer Products & Services                  4.4%
Electronic Components & Equipment             4.3%
Farming & Agriculture                         2.1%
Financial -- Bank & Trust                    16.0%
Financial Services                            1.9%
Food                                          5.9%
Hotels & Motels                               0.8%
Insurance                                     0.7%
Internet Services                             1.8%
Machinery & Equipment                         1.2%
Medical Supplies & Equipment                  2.3%
Metals & Mining                               2.4%
Office Equipment                              1.7%
Oil & Gas                                     7.6%
Paper & Forest Products                       0.6%
Pharmaceuticals                               8.1%
Printing & Publishing                         0.9%
Retail & Merchandising                        0.6%
Semiconductors                                0.5%
Telecommunications                           17.5%
Transportation                                0.6%
Utilities                                     0.5%
                                             -----
TOTAL                                        91.6%
                                             =====

-------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 59.5%
  AEROSPACE -- 0.1%
    United Technologies
      Corp.                   2,400    $    148,344
                                       ------------
  AIRLINES -- 0.1%
    Southwest Airlines Co.   10,400         165,984
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 0.5%
    Ford Motor Co.(sec.)     62,700         645,810
                                       ------------
  AUTOMOTIVE PARTS -- 1.4%
    Advance Auto Parts,
      Inc.*                   5,100         253,674
    AutoZone, Inc.*(sec.)     5,400         436,374
    Delphi Corp.            115,500         970,200
    Lear Corp.*               4,600         182,804
                                       ------------
                                          1,843,052
                                       ------------
  BEVERAGES -- 0.6%
    Coca-Cola Enterprises,
      Inc.                   32,300         629,527
    Constellation Brands,
      Inc. Cl-A*              2,100          56,301
    PepsiCo, Inc.             3,200         138,496
                                       ------------
                                            824,324
                                       ------------
  BROADCASTING -- 0.8%
    Clear Channel
      Communications,
      Inc.*                   3,200         125,152
    Fox Entertainment
      Group, Inc. Cl-A*      17,400         441,960
    Hearst-Argyle
      Television, Inc.*      20,500         493,845
                                       ------------
                                          1,060,957
                                       ------------
  BUILDING MATERIALS -- 0.7%
    The Sherwin-Williams
      Co.(sec.)              29,800         830,824
    York International
      Corp.                   5,600         133,840
                                       ------------
                                            964,664
                                       ------------
  BUSINESS SERVICES -- 0.8%
    First Data Corp.(sec.)    9,300         364,839
    Moore Corp Ltd.*         11,700         133,614
    Viad Corp.               26,700         536,937
                                       ------------
                                          1,035,390
                                       ------------
  CABLE TELEVISION -- 0.1%
    Comcast Corp.
      Cl-A*(sec.)             4,445         141,840
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  CHEMICALS -- 0.8%
    Cytec Industries,
      Inc.*                  15,900    $    508,959
    Dow Chemical Co.          1,600          52,224
    DuPont, (E.I.) de
      Nemours & Co.           7,100         301,963
    Sigma-Aldrich Corp.       2,900         144,478
                                       ------------
                                          1,007,624
                                       ------------
  CLOTHING & APPAREL -- 0.4%
    VF Corp.                 12,800         503,552
                                       ------------
  COMPUTER HARDWARE -- 2.1%
    Dell Computer
      Corp.*(sec.)           12,900         372,939
    International Business
      Machines Corp.         18,900       1,604,610
    Lexmark International,
      Inc.*                   3,000         223,530
    Storage Technology
      Corp.*                  6,500         160,680
    Western Digital
      Corp.*(sec.)           41,900         390,927
                                       ------------
                                          2,752,686
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 3.6%
    BMC Software, Inc.*      18,500         276,020
    Cisco Systems,
      Inc.*(sec.)            58,800         884,352
    Computer Sciences
      Corp.*                  8,800         289,960
    Compuware Corp.*          2,500          10,975
    Electronic Arts,
      Inc.*(sec.)             2,000         118,540
    Microsoft Corp.         109,200       2,792,244
    Oracle Corp.*            24,400         289,872
    Take-Two Interactive
      Software,
      Inc.*(sec.)             5,600         126,000
                                       ------------
                                          4,787,963
                                       ------------
  CONGLOMERATES -- 1.0%
    Altria Group, Inc.       16,600         510,616
    Tyco International
      Ltd.(sec.)             47,800         745,680
                                       ------------
                                          1,256,296
                                       ------------
  CONSTRUCTION -- 1.3%
    Centex Corp.             15,600       1,029,912
    KB Home                  13,700         674,999
    NVR, Inc.*                  100          35,775
                                       ------------
                                          1,740,686
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 4.1%
    Black & Decker Corp.     12,500         515,625
    Energizer Holdings,
      Inc.*                  15,100         435,182
    Johnson & Johnson Co.    28,700       1,617,532
    Mattel, Inc.              3,200          69,568
    Procter & Gamble Co.     20,600       1,850,910
    Rent-A-Center, Inc.*     14,000         898,800
                                       ------------
                                          5,387,617
                                       ------------
  CONTAINERS & PACKAGING -- 0.2%
    Ball Corp.(sec.)          3,600         202,176
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  y
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.8%
    Anixter International,
      Inc.*                   6,100    $    140,178
    Arrow Electronics,
      Inc.*                  31,000         523,280
    Avnet, Inc.*             48,300         615,825
    Eastman Kodak
      Co.(sec.)              23,300         696,903
    General Electric Co.     12,100         356,345
                                       ------------
                                          2,332,531
                                       ------------
  ENTERTAINMENT & LEISURE -- 0.9%
    AOL Time Warner, Inc.*   23,200         317,376
    Viacom, Inc. Cl-B*       20,700         898,587
                                       ------------
                                          1,215,963
                                       ------------
  ENVIRONMENTAL SERVICES -- 0.0%
    Allied Waste
      Industries, Inc.*       2,400          19,920
                                       ------------
  FINANCIAL -- BANK & TRUST -- 4.7%
    Bank of America
      Corp.(sec.)            30,500       2,258,525
    First Tennessee
      National Corp.          9,000         394,200
    HSBC Holdings PLC
      [ADR](sec.)             3,411         186,548
    PNC Financial Services
      Group, Inc.            14,200         623,380
    U.S. Bancorp             21,700         480,655
    UnionBanCal Corp.        15,100         610,040
    Wachovia Corp.           35,700       1,364,097
    Wells Fargo & Co.         7,000         337,820
                                       ------------
                                          6,255,265
                                       ------------
  FINANCIAL SERVICES -- 5.7%
    American Express Co.     33,800       1,279,668
    Bear Stearns
      Companies,
      Inc.(sec.)              5,800         387,672
    Capital One Financial
      Corp.(sec.)            19,200         803,904
    Citigroup, Inc.          44,500       1,746,624
    Fannie Mae               15,800       1,143,762
    Freddie Mac               6,700         387,930
    H&R Block, Inc.          16,400         633,368
    John Hancock Financial
      Services, Inc.         30,200         876,404
    Washington Mutual,
      Inc.(sec.)              4,300         169,850
                                       ------------
                                          7,429,182
                                       ------------
  FOOD -- 1.6%
    Chiquita Brands
      International, Inc.*      800          10,760
    ConAgra Foods,
      Inc.(sec.)             30,601         642,621
    Dean Foods Co.*(sec.)    18,000         783,540

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    SUPERVALU, Inc.           3,000    $     49,410
    Winn-Dixie Stores,
      Inc.                   53,400         669,102
                                       ------------
                                          2,155,433
                                       ------------
  HEALTHCARE SERVICES -- 0.6%
    Cardinal Health,
      Inc.(sec.)              9,400         519,632
    Health Net, Inc.*           800          20,872
    Humana, Inc.*            16,900         186,745
                                       ------------
                                            727,249
                                       ------------
  INDUSTRIAL PRODUCTS -- 0.1%
    Carlisle Companies,
      Inc.                      700          31,752
    Precision Castparts
      Corp.                   1,600          44,304
                                       ------------
                                             76,056
                                       ------------
  INSURANCE -- 4.9%
    American International
      Group, Inc.(sec.)       8,950         518,653
    CIGNA Corp.               4,500         235,350
    Fidelity National
      Financial, Inc.        34,081       1,172,385
    First American Corp.     38,800       1,028,200
    Loews Corp.               6,900         284,763
    MetLife, Inc.(sec.)      15,000         430,950
    Odyssey Re Holdings
      Corp.(sec.)            30,300         636,300
    Old Republic
      International Corp.     4,500         137,700
    Principal Financial
      Group, Inc.            32,100         934,110
    Protective Life Corp.    35,000       1,005,550
    UnumProvident Corp.       3,400          39,100
                                       ------------
                                          6,423,061
                                       ------------
  INTERNET SERVICES -- 0.5%
    Checkfree Corp.*(sec.)    3,300          90,981
    GTECH Holdings Corp.*    17,900         602,693
                                       ------------
                                            693,674
                                       ------------
  MACHINERY & EQUIPMENT -- 0.1%
    Deere & Co.                 100           4,403
    Lennox International,
      Inc.                   10,400         154,544
                                       ------------
                                            158,947
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.7%
    AmerisourceBergen
      Corp.(sec.)             2,300         133,055
    Amgen, Inc.*              1,792         109,868
    Applera
      Corp. -- Applied
      Biosytems
      Group(sec.)            12,400         217,372
    Bard, (C.R.), Inc.        1,200          76,056
    Boston Scientific
      Corp.*(sec.)            3,500         150,675
    Fisher Scientific
      International, Inc.*   25,800         743,298
    Guidant Corp.             6,700         261,233

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    IDEXX Laboratories,
      Inc.*                   6,500    $    253,500
    McKesson Corp.            8,600         238,564
    STERIS Corp.*               700          15,890
                                       ------------
                                          2,199,511
                                       ------------
  METALS & MINING -- 0.3%
    Alcoa, Inc.(sec.)        10,000         229,300
    Freeport-McMoRan
      Copper & Gold, Inc.
      Cl-B(sec.)             11,900         205,989
                                       ------------
                                            435,289
                                       ------------
  OFFICE EQUIPMENT -- 0.7%
    IKON Office Solutions,
      Inc.(sec.)             10,300          79,928
    Office Depot, Inc.*      21,300         269,658
    Xerox Corp.*(sec.)       60,600         597,516
                                       ------------
                                            947,102
                                       ------------
  OIL & GAS -- 3.2%
    Amerada Hess Corp.        4,600         207,690
    ChevronTexaco Corp.      11,500         722,315
    Exxon Mobil Corp.        39,400       1,386,880
    Marathon Oil Corp.       39,000         888,030
    National-Oilwell,
      Inc.*                     400           8,396
    Occidental Petroleum
      Corp.(sec.)             6,600         197,010
    Transocean, Inc.(sec.)   41,700         794,385
                                       ------------
                                          4,204,706
                                       ------------
  PHARMACEUTICALS -- 4.5%
    Cephalon, Inc.*             200           8,168
    Endo Pharmaceuticals
      Holdings, Inc.*        15,600         257,712
    King Pharmaceuticals,
      Inc.*                  10,200         128,622
    Merck & Co., Inc.        43,000       2,501,740
    Pfizer, Inc.             97,200       2,988,900
    Watson
      Pharmaceuticals,
      Inc.*(sec.)             1,400          40,698
                                       ------------
                                          5,925,840
                                       ------------
  PRINTING & PUBLISHING -- 0.1%
    Gemstar-TV Guide
      International, Inc.*   10,100          40,501
    Valassis
      Communications,
      Inc.*(sec.)             4,100         109,060
                                       ------------
                                            149,561
                                       ------------
  RAILROADS -- 0.1%
    Union Pacific Corp.       2,200         130,944
                                       ------------
  RETAIL & MERCHANDISING -- 2.9%
    Barnes & Noble, Inc.*    16,500         325,050
    Blockbuster, Inc. Cl-A   11,759         210,251

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Claire's Stores, Inc.     6,000    $    155,940
    Federated Department
      Stores, Inc.           35,200       1,077,824
    Gap, Inc.(sec.)          18,700         310,981
    Penney, (J.C.) Co.,
      Inc.(sec.)             40,000         682,400
    Saks, Inc.*              21,300         190,635
    Staples, Inc.*            7,900         150,416
    Wal-Mart Stores, Inc.    11,800         664,576
                                       ------------
                                          3,768,073
                                       ------------
  SEMICONDUCTORS -- 1.9%
    Altera Corp.*(sec.)      14,900         235,569
    Intel Corp.             101,300       1,863,920
    Texas Instruments,
      Inc.                   24,300         449,307
                                       ------------
                                          2,548,796
                                       ------------
  TELECOMMUNICATIONS -- 3.4%
    ADTRAN, Inc.*(sec.)       5,400         218,592
    AT&T Corp.(sec.)         11,000         187,550
    BellSouth Corp.          18,200         463,918
    CenturyTel, Inc.            600          17,670
    Motorola, Inc.              800           6,328
    Nextel Communications,
      Inc. Cl-A*(sec.)       70,200       1,038,258
    QUALCOMM, Inc.            5,700         181,773
    Sprint Corp.             53,889         620,262
    Verizon
      Communications, Inc.   47,000       1,756,860
                                       ------------
                                          4,491,211
                                       ------------
  TRANSPORTATION -- 0.5%
    FedEx Corp.               1,000          59,880
    United Parcel Service,
      Inc. Cl-B               9,300         577,716
                                       ------------
                                            637,596
                                       ------------
  UTILITIES -- 0.7%
    Exelon Corp.             18,400         975,936
                                       ------------
TOTAL COMMON STOCK
  (Cost $75,223,120)                     78,370,811
                                       ------------
                              PAR
                             (000)
                             -----
Y
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.0%
     Federal Home Loan Mortgage Corp.
      5.50%, 07/15/06       $   700         770,482
      6.50%, 06/01/16-
         06/01/31             2,204       2,308,923
      7.00%, 06/01/14-
         08/01/29               486         517,870
                                       ------------
                                          3,597,275
                                       ------------
    Federal National Mortgage Assoc.
      3.25%,
         01/15/08(sec.)         600         608,487
      5.00%, 06/01/18-
         07/25/22             1,486       1,531,329

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
      y5.50%, 12/01/16-
         06/30/33           $ 1,989    $  2,054,487
      6.00%, 12/01/13-
         05/31/33             2,731       2,850,210
      6.50%, 07/01/29-
         01/01/32             1,752       1,832,349
      7.00%, 05/01/11-
         06/01/32             1,944       2,057,641
      7.50%, 07/01/29-
         09/01/30               348         371,172
                                       ------------
                                         11,305,675
                                       ------------
    Government National Mortgage Assoc.
      6.00%, 08/15/28           114         119,307
      6.50%, 05/15/28-
         03/15/29               801         843,591
      7.00%, 08/15/29-
         05/15/31               939         996,959
      7.50%, 05/15/30           253         270,352
                                       ------------
                                          2,230,209
                                       ------------
  (Cost $16,386,115)                     17,133,159
                                       ------------
CORPORATE OBLIGATIONS -- 10.0%
  BROADCASTING -- 0.1%
    Clear Channel
      Communications, Inc.
      4.25%, 05/15/09           150         150,887
                                       ------------
  CABLE TELEVISION -- 0.6%
    Comcast Cable
      Communications Corp.
      8.375%, 05/01/07          350         404,708
    Comcast Corp. Cl-A
      5.50%, 03/15/11           150         155,033
    Cox Communications,
      Inc. Cl-A
      6.75%, 03/15/11           200         227,807
                                       ------------
                                            787,548
                                       ------------
  CONGLOMERATES -- 0.1%
    Tyco International
      Group SA
      6.125%, 01/15/09          200         197,500
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 0.3%
    Dial Corp.
      7.00%, 08/15/06           300         331,688
                                       ------------
  ENTERTAINMENT & LEISURE -- 0.7%
    AOL Time Warner, Inc.
      7.625%, 04/15/31          250         276,713
    News America Holdings
      Co.
      7.75%, 01/20/24           100         114,057

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Park Place
      Entertainment, Inc.
      7.875%, 12/15/05      $   200    $    210,000
    Walt Disney Co.
      5.50%, 12/29/06           250         267,208
                                       ------------
                                            867,978
                                       ------------
  ENVIRONMENTAL SERVICES -- 0.7%
    Waste Management, Inc.
      7.00%, 10/15/06           300         333,489
      6.375%, 11/15/12          500         555,001
                                       ------------
                                            888,490
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.0%
    AmSouth Bank NA
      4.85%, 04/01/13           250         253,455
    Bank of America Corp.
      4.875%, 01/15/13          200         205,728
    Bank One Corp.
      3.70%, 01/15/08           300         306,594
      4.90%, 04/30/15           100         100,580
    Deutsche Bank
      5.375%, 03/02/15          100         105,010
    U.S. Bancorp
      2.75%, 03/30/06           300         303,994
                                       ------------
                                          1,275,361
                                       ------------
  FINANCIAL SERVICES -- 2.1%
    American General
      Finance
      4.50%, 11/15/07           200         209,163
    Caterpillar Financial
      Services Corp.
      2.59%, 07/15/06           300         300,639
    Citigroup, Inc.
      7.25%, 10/01/10           400         474,892
      5.875%, 02/22/33          250         257,487
    Countrywide Financial
      Corp.
      4.25%, 12/19/07           300         310,932
    General Electric
      Capital Corp.
      6.00%, 06/15/12           200         221,086
    General Motors
      Acceptance Corp.
      6.875%, 09/15/11          100         102,080
    Goldman Sachs Group,
      Inc.
      5.25%, 04/01/13(SEC)      250         257,743
    John Deere Capital
      Corp.
      5.10%, 01/15/13           250         257,346

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    yMerrill Lynch & Co.,
      Inc.
      3.70%, 04/21/08       $   250    $    252,334
    Morgan Stanley
      3.625%, 04/01/08          300         302,765
                                       ------------
                                          2,946,467
                                       ------------
  INSURANCE -- 0.2%
    Monumental Global
      Funding II
      3.85%, 03/03/08           250         253,112
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.3%
    Beckman Coulter, Inc.
      7.45%, 03/04/08           300         345,102
                                       ------------
  MISCELLANEOUS -- 1.9%
    Lehman Brothers
      Targeted Return
      Index Securities
      [TRAINS] Trust
      Series 10-2002
      6.829%, 01/22/02
      144A                    1,051       1,194,547
    Lehman Brothers
      Targeted Return
      Index Securities
      [TRAINS] Trust
      Series L-2002 6.51%,
      11/15/31 144A             440         533,549
    Morgan Stanley Traded
      Custody Receipts
      [TRCRS] Series
      2002-2 7.132%,
      03/01/32 144A             792         944,291
                                       ------------
                                          2,672,387
                                       ------------
  OIL & GAS -- 0.9%
    Anadarko Petroleum
      Corp.
      7.95%, 04/15/29           200         253,949
    Burlington Resources,
      Inc.
      6.50%, 12/01/11           200         227,648
    Constellation Energy
      7.00%,
         04/01/12(sec.)         150         172,679
    Occidental Petroleum
      Corp.                     250         251,874
      4.25%, 03/15/10
    Pemex Project Funding
      Master Trust              200         217,500
      7.375%, 12/15/14
                                       ------------
                                          1,123,650
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
  PAPER & FOREST PRODUCTS -- 0.1%
    Abitibi-Consolidated
      7.875%, 08/01/09      $   150    $    162,000
                                       ------------
  TELECOMMUNICATIONS -- 0.3%
    AT&T Broadband Corp.
      8.375%, 03/15/13           38          46,461
    AT&T Corp.
      6.00%, 03/15/09             4           4,317
    AT&T Wireless
      Services, Inc.
      7.875%, 03/01/11          100         114,911
      8.75%, 03/01/31           150         187,454
                                       ------------
                                            353,143
                                       ------------
  UTILITIES -- 0.7%
    Calpine Corp.
      8.25%, 08/15/05           150         126,750
    Dominion Resources,
      Inc.
      4.125%, 02/15/08          250         256,056
      5.00%, 03/15/13           100         100,940
    Pepco Holdings, Inc.
      6.45%, 08/15/12 144A      200         222,273
    Sempra Energy Co.
      6.00%, 02/01/13           150         160,426
                                       ------------
                                            866,445
                                       ------------
TOTAL CORPORATE
  OBLIGATIONS
  (Cost $12,481,447)                     13,221,758
                                       ------------
U.S. TREASURY OBLIGATIONS -- 8.2%
    U.S. Treasury Bonds
      6.375%,
         08/15/27(SEC)          700         847,301
    U.S. Treasury
      Inflationary Bonds
      [TIPS]
      3.375%, 01/15/07          800       1,007,059
    U.S. Treasury Notes
      1.75%, 12/31/04         2,300       2,315,094
      1.625%, 03/31/05        1,000       1,003,282
      3.50%, 11/15/06(SEC)      100         104,274
      3.25%, 08/15/07(SEC)    2,000       2,055,158
      3.00%, 11/15/07-
         02/15/08(sec.)       2,000       2,024,820
      4.375%,
         08/15/12(SEC)          900         939,974
      3.875%, 02/15/13          100         100,164
      5.375%,
         02/15/31(SEC)          425         463,881
                                       ------------
                                          9,006,647
                                       ------------
  (Cost $10,646,560)                     10,861,007
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.5%
    Commercial Mortgage
      Acceptance Corp.
      Series 1998-C2 Cl-X
      10.51%, 09/15/30
         [IO]               $ 7,263    $    349,312
    Credit-Based Asset
      Servicing and
      Securitization
      Series 2001-CB2
      Cl-A2F
      5.974%, 07/25/05        1,000       1,025,271
    First Union National
      Bank Commercial
      Mortgage Series
      2002-C1 Cl-A2
      6.141%, 02/12/34          700         780,507
    GMAC Commercial
      Mortgage Securities,
      Inc. Series 2002-C2
      Cl-A1
      4.321%, 03/15/07          535         559,994
    J.P. Morgan Chase
      Commercial Mortgage
      Corp. Series
      2002-Fl1A Cl-A2
      1.819%, 04/09/02
         144A                   500         500,086
    NationsLink Funding
      Corp. Series 1998-2
      Cl-A1
      6.001%, 08/20/30           65          70,202
                                       ------------
  (Cost $3,138,679)                       3,285,372
                                       ------------
ASSET BACKED SECURITIES -- 1.8%
    AmeriCredit Automobile
      Receivables Trust
      Series 1999-D Cl-A3
      7.02%, 12/12/05           353         360,539
    CIT RV Trust Series
      1998-A Cl-A4
      6.09%, 02/15/12            68          69,995
    CPL Transition Funding
      LLC Series 2002-1
      Cl-A4
      5.96%, 07/15/15           950       1,055,622

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Ford Credit Auto Owner
      Trust Series 2002-A
      Cl-B
      4.79%, 11/15/06       $   300    $    313,298
    Long Beach Assets
      Holdings Corp.
      Series 2002-2
      8.50%, 07/25/32 144A      117         116,760
    Onyx Acceptance Auto
      Trust Series 2002-A
      Cl-A4
      13.61%, 10/20/08           82          81,429
    Peco Energy Transition
      Trust Series 1999-A
      Cl-A6
      6.05%, 03/01/09           300         332,922
                                       ------------
  (Cost $2,138,875)                       2,330,565
                                       ------------
                            SHARES
                            ------
EXCHANGE TRADED FUNDS -- 1.1%
  REGISTERED INVESTMENT COMPANIES
    iShares GS $ InvesTop
      Corporate Bond Fund
      (Cost $1,399,839)      13,000       1,459,640
                                       ------------
                              PAR
                             (000)
                             -----
SOVEREIGN ISSUES -- 0.7%
  CANADA
    Province of Ontario
      3.50%, 09/17/07       $   550         563,703
    Province of Quebec
      7.50%, 09/15/29           250         324,694
                                       ------------
  (Cost $857,770)                           888,397
                                       ------------
                            PRINCIPAL
                            IN LOCAL
                            CURRENCY
                              (000)
                            ---------
FOREIGN BONDS -- 0.6%
  FINANCIAL SERVICES -- 0.2%
    Diageo Capital PLC --
      (GBP)
      3.375%, 03/20/08           250          250,712
                                         ------------

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                            PRINCIPAL
                            IN LOCAL
                            CURRENCY
                              (000)         VALUE
-----------------------------------------------------
TELECOMMUNICATIONS -- 0.4%
    Deutsche Telekom
      International
      Finance -- (NLG)
      8.75%, 06/15/30            150     $    186,020
    Vodafone Group PLC --
      (GBP)
      5.375%, 01/30/15           400          417,938
                                         ------------
                                              603,958
                                         ------------
TOTAL FOREIGN BONDS
  (Cost $845,339)                             854,670
                                         ------------
                             SHARES
                             ------
FOREIGN STOCK -- 0.1%
  ELECTRONIC COMPONENTS & EQUIPMENT
    Flextronics
      International
      Ltd. -- (SGD)*(SEC)
  (Cost $138,443)             17,300          151,375
                                         ------------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENTS -- 3.8%
  U.S. GOVERNMENT AGENCY OBLIGATIONS
    Federal Home Loan Bank
      1.25%, 05/01/03
  (Cost $5,000,000)          $ 5,000        5,000,000
                                         ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED -- 15.0%
  CERTIFICATES OF DEPOSITS -- 6.2%
    American Express
      Centurion
      1.34%, 01/27/04
      [FRN]                      437          436,610
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]       895          894,925
      1.37%, 01/16/04
      [FRN]                      874          873,794
    Dresdner Bank
      1.78%, 10/06/03
      [FRN]                       82           81,947
    Goldman Sachs Group,
      Inc.
      1.30%, 03/08/04
      [FRN]                      550          550,107
    KBC Bank
      1.26%, 05/01/03            600          599,866
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03
      [FRN]                    2,361        2,360,500

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Morgan Stanley Dean
      Witter Corp.
      1.33%, 11/07/03
      [FRN]                 $ 1,885    $  1,885,294
    National City Bank
      1.59%, 11/10/03
      [FRN]                     523         522,783
                                       ------------
                                          8,205,826
                                       ------------
  COMMERCIAL PAPER -- 1.0%
    Concorde Minuteman
      Capital
      1.27%, 05/15/03            30          30,152
    Crown Point
      1.27%, 05/23/03           174         174,387
    Enterprise Funding
      Corp.
      1.27%, 05/15/03           158         157,545
    Fairway Finance Corp.
      1.27%, 05/15/03            50          50,254
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03           843         842,988
                                       ------------
                                          1,255,326
                                       ------------
                            SHARES
                            ------
NON-REGISTERED INVESTMENT COMPANIES -- 7.8%
    Institutional Money
      Market Trust          10,221,939   10,221,939
                                       ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $19,683,091)                     19,683,091
                                       ------------
TOTAL INVESTMENTS --116.2%
  (Cost $147,939,278)                   153,239,845
LIABILITIES IN EXCESS OF
  OTHER ASSETS# -- (16.2%)              (21,418,950)
                                       ------------
NET ASSETS -- 100.0%                   $131,820,895
                                       ============

# Cash of $57,000 has been segregated with the custodian to cover requirements for the following open futures contracts at April 30, 2003:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    APPRECIATION
-----------            ----------    ---------    ------------
S&P 500 Index            06/03           4          $118,350
                                                    ========

--------------------------------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.
 10

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF DEAM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

------------------------------------------------------------------
                                            SHARES        VALUE
------------------------------------------------------------------
FOREIGN STOCK -- 85.9%
  AUSTRALIA -- 4.3%
    Amcor Ltd.                               14,075    $    73,167
    Australia & New Zealand Banking Group
      Ltd.                                   10,085        117,657
    BHP Billiton Ltd.                        32,703        184,935
    BHP Steel Ltd.                            6,861         14,550
    Brambles Industries Ltd.                  7,422         23,911
    Commonwealth Bank of Australia           11,274        191,968
    CSR Ltd.                                 11,555         12,866
    Foster's Group Ltd.                      18,067         50,632
    General Property Trust                   72,621        136,284
    Lend Lease Corp. Ltd.                     7,913         50,044
    National Australia Bank Ltd.             12,955        263,380
    News Corp. Ltd.                          15,827        112,669
    News Corp. Ltd. Pfd                      16,947        100,075
    Rinker Group, Ltd.*                      12,211         37,124
    Rio Tinto Ltd.                            4,062         80,753
    Telstra Corp. Ltd.                       43,487        114,526
    Wesfarmers Ltd.                           6,653        101,964
    Westfield Trust                          45,658         97,966
    Westpac Banking Corp. Ltd.               14,846        147,755
    WMC Ltd.                                 16,036         43,737
    WMC Resources Ltd.*                      16,036         40,125
    Woolworths Ltd.                          13,025        105,270
                                                       -----------
                                                         2,101,358
                                                       -----------
  AUSTRIA -- 0.3%
    OMV AG                                    1,330        159,712
                                                       -----------
  BELGIUM -- 2.2%
    Agfa Gevaert NV                          18,170        360,950
    Barco NV                                  1,280         73,997
    Dexia                                    12,490        143,155
    Electrabel SA*                              580        139,038
    Fortis                                   13,920        233,647
    S.A D'Ieteren NV                          1,170        148,594
                                                       -----------
                                                         1,099,381
                                                       -----------
  DENMARK -- 0.0%
    Danske Bank AS                              297          5,714
                                                       -----------
  FINLAND -- 2.2%
    Fortum Oyj                               36,460        261,638
    Nokia Oyj                                48,150        814,644
                                                       -----------
                                                         1,076,282
                                                       -----------

------------------------------------------------------------------
                                            SHARES        VALUE
------------------------------------------------------------------
  FRANCE -- 6.2%
    Alcatel SA*                              20,560    $   168,419
    Aventis SA                                2,990        151,863
    AXA SA                                    8,570        130,170
    BNP Paribas SA                           10,420        489,114
    Carrefour SA                              4,480        194,841
    France Telecom SA                         9,380        216,693
    JC Decaux SA*                            23,420        226,087
    L'Air Liquide SA                          1,060        160,531
    Sanofi-Synthelabo SA                      2,050        122,285
    Societe Generale Cl-A                     3,870        236,681
    Suez SA                                  11,860        193,113
    TotalFinaELF SA                           3,240        424,870
    Vivendi Universal SA                     20,220        329,463
                                                       -----------
                                                         3,044,130
                                                       -----------
  GERMANY -- 4.3%
    Altana AG                                 5,110        251,611
    DaimlerChrysler AG                        9,290        299,631
    Deutsche Telekom AG                      11,340        151,615
    E.ON AG                                   3,120        149,342
    Porsche AG Pfd                              550        202,558
    RWE AG                                    6,030        162,184
    SAP AG                                    3,400        348,332
    Siemens AG                                2,380        118,649
    TUI AG                                   18,230        266,724
    Volkswagen AG                             4,590        161,360
                                                       -----------
                                                         2,112,006
                                                       -----------
  HONG KONG -- 1.5%
    CK Life Sciences International
      (Holdings), Inc.                       10,100         55,816
    CLP Ltd.                                 18,200         74,443
    Hang Seng Bank Ltd.                      11,700        115,889
    Henderson Land Development Co. Ltd.       8,800         21,833
    Hong Kong & China Gas Co. Ltd.           53,300         62,874
    Hong Kong Electric Holdings Ltd.         10,700         42,943
    Hutchison Whampoa Ltd.                   28,300        157,483
    Johnson Electric Holdings Ltd.           33,100         35,651
    Li & Fung Ltd.                           28,500         31,975
    Sun Hung Kai Properties Ltd.             15,900         74,617
    Swire Pacific Ltd. Cl-A                  11,600         45,960
                                                       -----------
                                                           719,484
                                                       -----------

ASAF DEAM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

------------------------------------------------------------------
                                            SHARES        VALUE
------------------------------------------------------------------
ITALY -- 4.0%
    Assicurazioni Generali SPA                4,720    $   108,460
    Banca Intesa SPA                        101,229        262,099
    Eni SPA                                  16,900        240,852
    Mediaset SPA                             18,700        159,861
    Riunione Adriatica di Sicurta SPA        30,720        442,952
    Telecom Italia Mobile SPA                88,850        418,449
    Telecom Italia SPA                       14,330        117,066
    UniCredito Italiano SPA                  49,320        215,765
                                                       -----------
                                                         1,965,504
                                                       -----------
  JAPAN -- 17.4%
    Acom Co. Ltd.                               840         23,596
    Advantest Corp.                             900         30,186
    Aeon Co. Ltd.                             3,000         68,170
    Ajinomoto Co., Inc.                       5,000         50,729
    Asahi Glass Co. Ltd.                      9,200         48,985
    Asahi Kasei Corp.                        10,700         29,159
    Bank of Yokohama Ltd.                    10,100         35,654
    Bridgestone Corp.                         8,000         90,760
    Canon, Inc.                               7,800        315,245
    Central Japan Railway Co.                    13         84,370
    Chubu Electric Power Co., Inc.            5,000        100,620
    Credit Saison Co. Ltd.                    1,500         28,237
    Dai Nippon Printing Co. Ltd.              3,000         29,130
    Daicel Chemical Industries Ltd.          16,200         54,199
    Daiichi Pharmaceutical Co. Ltd.           3,800         48,113
    Daikin Industries Ltd.                    3,000         49,908
    Daiwa House Industry Co. Ltd.             8,000         48,298
    Daiwa Securities Group, Inc.             13,000         51,124
    Denso Corp.                               5,900         84,102
    East Japan Railway Co.                       24        108,670
    Eisai Co. Ltd.                            2,500         44,126
    FANUC Ltd.                                1,600         65,470
    Fuji Photo Film Co. Ltd.                  3,300         84,119
    Fujitsu Ltd.                             16,000         44,675
    Hitachi Ltd.                             23,800         79,426
    Honda Motor Co. Ltd.                      5,600        185,478
    Hoya Corp.                                1,000         59,115
    Ito-Yokado Co. Ltd.                       3,000         70,560
    Itochu Corp.                             18,000         37,733
    Japan Airlines System Corp.              16,000         28,442
    Japan Tobacco, Inc.                           9         52,448
    JFE Holdings, Inc.                        3,400         40,968
    Kajima Corp.                             16,000         34,077
    Kansai Electric Power Co.                 6,300        105,387

------------------------------------------------------------------
                                            SHARES        VALUE
------------------------------------------------------------------
    Kao Corp.                                 3,000    $    54,712
    Keihin Electric Express Railway Co.
      Ltd.                                   13,900         66,551
    Kinki Nippon Railway Co. Ltd.*           17,100         42,728
    Kirin Brewery Co. Ltd.                    7,700         59,400
    Komatsu Ltd.                             12,800         48,834
    Konami Corp.                              1,700         22,351
    Kubota Corp.                             19,000         43,812
    Kyocera Corp.                             1,500         73,201
    Kyushu Electric Power Co., Inc.           4,500         69,956
    Marui Co. Ltd.                            4,200         34,971
    Matsushita Electric Industrial Co.
      Ltd.                                   16,000        127,453
    Meitec Corp.                              1,500         38,110
    Millea Holding, Inc.                         11         71,390
    Mitsubishi Chemical Corp.                26,000         43,166
    Mitsubishi Corp.                         10,000         59,450
    Mitsubishi Electric Corp.                18,100         46,897
    Mitsubishi Estate Co. Ltd.               10,000         58,528
    Mitsubishi Heavy Industries Ltd.         29,000         64,439
    Mitsubishi Mining & Smelting Co. Ltd.    14,700         38,580
    Mitsubishi Rayon Co. Ltd.                16,000         36,626
    Mitsubishi Tokyo Financial Group, Inc.       37        125,340
    Mitsui & Co. Ltd.                        14,000         66,326
    Mitsui Fudosan Co. Ltd.                   9,000         48,449
    Mitsui Sumitomo Insurance Co. Ltd.        9,000         42,261
    Mizuho Financial Group, Inc.*                62         33,116
    Murata Manufacturing Co. Ltd.             2,300         81,964
    NEC Corp.*                               14,600         45,663
    NGK Insulators Ltd.                       9,200         44,588
    Nidec Corp.                                 800         42,194
    Nikon Corp.*                              3,000         19,998
    Nintendo Co. Ltd.                           900         70,334
    Nippon Express Co. Ltd.                  13,000         48,507
    Nippon Mitsubishi Oil Corp.              12,100         48,193
    Nippon Steel Corp.                       68,000         75,834
    Nippon Telegraph and Telephone Corp.         67        234,832
    Nippon Unipac Holding                         8         25,692
    Nippon Yusen Kabushiki Kaisha            18,900         63,866
    Nissan Motor Co. Ltd.                    24,700        189,507
    Nisshin Seifun Group, Inc.                9,000         61,278
    Nitto Denko Corp.                         1,600         46,017
    Nomura Holdings, Inc.                    16,000        158,444
    NSK Ltd.                                 14,000         37,330

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------------------
                                            SHARES        VALUE
------------------------------------------------------------------
    NTT Data Corp.                               10    $    23,646
    NTT DoCoMo, Inc.                             79        162,955
    Oji Paper Co. Ltd.                       13,000         49,161
    Oriental Land Co.                           800         33,473
    Orix Corp.                                  600         27,419
    Pioneer Corp.                             2,400         48,097
    Promise Co. Ltd.                            900         29,431
    Ricoh Co. Ltd.                            3,000         46,009
    Rohm Co. Ltd.                               900         92,747
    Sankyo Co. Ltd.                           3,000         43,468
    Sanyo Electric Co. Ltd.                  16,600         51,918
    Secom Co. Ltd.                            2,200         51,283
    Sekisui House Ltd.                        9,000         66,108
    Seven-Eleven Japan Co. Ltd.               2,100         50,008
    Sharp Corp.                               9,000         94,332
    Shimamura Co. Ltd.                          800         44,273
    Shimano, Inc.                             3,600         57,142
    Shimizu Corp.                            15,000         39,242
    Shin-Etsu Chemical Co. Ltd.               3,700        110,758
    Showa Shell Sekiyu KK                     8,800         56,301
    Skylark Co. Ltd.                          2,600         27,905
    SMC Corp.                                   800         60,238
    SoftBank Corp.                            3,600         40,359
    Sony Corp.                                7,100        172,648
    Sumitomo Chemical Co. Ltd.               17,000         46,042
    Sumitomo Corp.                            9,000         36,223
    Sumitomo Electric Industries Ltd.         7,600         42,505
    Sumitomo Mitsui Financial Group, Inc.        36         56,448
    Taisho Pharmaceutical Co. Ltd.            3,700         52,152
    Takeda Chemical Industries Ltd.           8,000        293,142
    Takefuji Corp.                              920         47,905
    Teijin Ltd.                              10,000         21,885
    The Joyo Bank Ltd.                       17,000         49,178
    The Shizouka Bank Ltd.                    9,800         64,753
    Tohoku Electric Power Co., Inc.           5,900         93,947
    Tokyo Electric Power Co., Inc.           10,200        206,977
    Tokyo Electron Ltd.                       1,400         52,474
    Tokyo Gas Co. Ltd.                       23,800         77,431
    Tokyo Style Co.                           8,000         67,282
    Toppan Printing Co. Ltd.                  5,300         33,597
    Toray Industries, Inc.                   14,000         33,808
    Toshiba Corp.                            26,700         71,194

------------------------------------------------------------------
                                            SHARES        VALUE
------------------------------------------------------------------
    Tostem Inax Holding Corp.                 3,000    $    31,997
    Toto Ltd.                                12,100         60,672
    Toyota Motor Corp.                       22,300        504,864
    Yamanouchi Pharmaceutical Co. Ltd.        2,900         73,193
    Yamato Transport Co. Ltd.                 3,000         33,557
                                                       -----------
                                                         8,552,314
                                                       -----------
  LUXEMBOURG -- 0.4%
    Arcelor                                  19,210        217,389
                                                       -----------
  NETHERLANDS -- 7.1%
    ABN AMRO Holding NV                      22,580        381,524
    Aegon NV                                    810          8,231
    Buhrmann NV                              99,520        332,089
    Hagemeyer NV                             34,110        165,213
    ING Groep NV                             38,500        625,167
    Koninklijke (Royal) KPN NV*              41,740        277,633
    Koninklijke (Royal) Philips
      Electronics NV                         13,690        254,690
    Koninklijke Ahold NV                     51,780        236,929
    Oce NV                                   31,180        293,691
    Royal Dutch Petroleum Co.                13,150        537,864
    Unilever NV                               6,020        379,257
    Wolters Kluwer NV                         2,320         30,216
                                                       -----------
                                                         3,522,504
                                                       -----------
  NEW ZEALAND -- 0.1%
    Telecom Corp. of New Zealand Ltd.        26,331         70,548
                                                       -----------
  NORWAY -- 0.4%
    Telenor ASA                              53,370        213,548
                                                       -----------
  SINGAPORE -- 0.6%
    DBS Group Holdings Ltd.                  11,300         55,368
    Haw Par Corp. Ltd.                          580          1,065
    Oversea-Chinese Banking Corp. Ltd.       12,200         64,930
    Singapore Airlines Ltd.                   9,900         52,690
    Singapore Telecommunications Ltd.        54,700         44,670
    United Overseas Bank Ltd.                12,200         71,457
                                                       -----------
                                                           290,180
                                                       -----------

ASAF DEAM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

------------------------------------------------------------------
                                            SHARES        VALUE
------------------------------------------------------------------
SPAIN -- 3.3%
    Acerinox SA                               5,450    $   203,089
    Banco Bilbao Vizcaya Argentaria SA       17,260        173,748
    Banco Santander Central Hispano SA       25,580        200,977
    Corporacion Mapfre SA                    49,190        461,135
    Repsol YPF SA                            29,900        435,466
    Telefonica SA                            12,520        138,468
                                                       -----------
                                                         1,612,883
                                                       -----------
  SWEDEN -- 1.1%
    Atlas Copco AB Cl-B                      11,810        267,109
    Nobel Biocare Holding AG                  3,400        189,336
    Swedish Match AB                         12,760         94,378
                                                       -----------
                                                           550,823
                                                       -----------
  SWITZERLAND -- 4.9%
    Nestle SA                                 2,467        502,946
    Novartis AG                              22,011        868,262
    Roche Holding AG                          4,935        314,018
    Swisscom AG                                 780        241,259
    UBS AG                                   10,237        485,711
                                                       -----------
                                                         2,412,196
                                                       -----------
  UNITED KINGDOM -- 25.6%
    Amvescap PLC                              9,670         52,548
    Arriva PLC                               19,520         99,990
    AstraZeneca PLC                          16,550        649,377
    Barclays PLC                             23,110        159,655
    BHP Billiton PLC                         46,422        237,422
    BP PLC                                  171,170      1,084,722
    Britannic Group PLC                      32,970         96,695
    British American Tobacco PLC             39,170        375,623
    British Sky Broadcasting Group PLC*      10,920        113,183
    BT Group PLC                            128,580        368,367
    Carnival PLC                             15,460        385,956
    GlaxoSmithKline PLC                      55,970      1,121,762
    HBOS PLC                                 49,940        585,060
    HSBC Holdings PLC                       104,970      1,150,061
    Imperial Tobacco Group PLC               14,680        245,652
    Inchcape PLC                             30,250        353,419
    Invensys PLC                            313,340         73,868
    Kelda Group PLC                          18,820        123,776
    Lloyds TSB Group PLC                     32,970        216,839
    Misys PLC                                73,730        225,663
    National Grid Transco PLC                 4,037         26,518

------------------------------------------------------------------
                                            SHARES        VALUE
------------------------------------------------------------------
    Novar PLC                                63,540    $   110,186
    Rexam PLC                                21,020        131,358
    Rio Tinto PLC                            19,420        371,217
    Royal & Sun Alliance Insurance Group
      PLC                                   120,690        210,737
    Royal Bank of Scotland Group PLC         28,510        747,745
    Scottish Power PLC                       66,120        410,819
    Shell Transport & Trading Co. PLC        60,480        362,244
    Stagecoach Group PLC                    145,770        102,511
    Standard Chartered PLC                   18,380        205,045
    Tate & Lyle PLC                          53,370        253,339
    Unilever PLC                             42,030        413,126
    Vodafone Group PLC                      561,570      1,108,456
    Wimpey, (George) PLC                    103,430        413,270
                                                       -----------
                                                        12,586,209
                                                       -----------
TOTAL FOREIGN STOCK
  (Cost $45,149,706)                                    42,312,165
                                                       -----------
                                              PAR
                                             (000)
                                             -----
SHORT-TERM INVESTMENTS -- 1.5%
  U.S. Treasury Bills
    1.11%, 07/24/03#                        $    60         59,843
    1.13%, 07/24/03#                            700        698,132
                                                       -----------
    (Cost $757,999)                                        757,975
                                                       -----------
TOTAL INVESTMENTS -- 87.4%
  (Cost $45,907,705)                                    43,070,140
OTHER ASSETS LESS LIABILITIES -- 12.6%                   6,213,948
                                                       -----------
NET ASSETS -- 100.0%                                   $49,284,088
                                                       ===========

Foreign currency exchange contracts outstanding at April 30, 2003:

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS AT     UNREALIZED
MONTH        TYPE       RECEIVE           FOR          VALUE        APPRECIATION
---------------------------------------------------------------------------------
06/03         Buy   EUR  14,262,371   $15,462,290   $15,903,361      $ 441,071
06/03         Buy   GBP   5,303,040     8,366,038     8,463,115         97,077
06/03         Buy   JPY 775,194,325     6,509,804     6,516,034          6,230
                                      -----------   -----------      ---------
                                      $30,338,132   $30,882,510      $ 544,378
                                      ===========   ===========      =========

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS AT     UNREALIZED
MONTH        TYPE       DELIVER           FOR          VALUE        DEPRECIATION
---------------------------------------------------------------------------------
06/03               EUR  10,085,658   $10,801,001   $11,246,086      $(445,085)
             Sell
06/03               GBP   3,756,689     5,876,000     5,995,295       (119,295)
             Sell
06/03               JPY 674,903,526     5,633,000     5,673,022        (40,022)
             Sell
                                      -----------   -----------      ---------
                                      $22,310,001   $22,914,403      $(604,402)
                                      ===========   ===========      =========

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

# Securities with an aggregate market value of $757,975 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2003:

                                                              UNREALIZED
                                   EXPIRATION   NUMBER OF   APPRECIATION/
DESCRIPTION                          MONTH      CONTRACTS   (DEPRECIATION)
-----------                        ----------   ---------   --------------
DJ Euro STOXX 50 Index               06/03        117          $ 6,722
FTSE 100 Index                       06/03         44             (358)
S&P ASX 200 Index                    06/03         16           (2,739)
TOPIX Index                          06/03         31             (902)
                                                               -------
                                                               $ 2,723
                                                               =======

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2003. Percentages are based on net assets.

INDUSTRY
--------
Advertising                                   0.5%
Airlines                                      0.2%
Automobile Manufacturers                      3.1%
Automotive Parts                              0.4%
Beverages                                     0.2%
Broadcasting                                  0.6%
Building Materials                            0.4%
Business Services                             2.6%
Chemicals                                     1.0%
Clothing & Apparel                            0.1%
Computer Hardware                             0.2%
Computer Services & Software                  1.2%
Conglomerates                                 1.6%
Construction                                  1.2%
Consumer Products & Services                  0.5%
Containers & Packaging                        0.4%
Electronic Components & Equipment             3.8%
Entertainment & Leisure                       1.6%
Farming & Agriculture                         1.5%
Financial -- Bank & Trust                    14.8%
Financial Services                            0.8%
Food                                          4.5%
Industrial Products                           0.3%
Insurance                                     4.5%
Internet Services                             0.1%
Machinery & Equipment                         1.1%
Medical Supplies & Equipment                  0.5%
Metals & Mining                               3.1%
Office Equipment                              1.3%
Oil & Gas                                     7.6%
Paper & Forest Products                       0.1%
Pharmaceuticals                               8.2%
Printing & Publishing                         0.5%
Real Estate                                   1.1%
Retail & Merchandising                        0.9%
Semiconductors                                0.3%
Telecommunications                            9.9%
Transportation                                1.3%
Utilities                                     3.9%
                                             -----
TOTAL                                        85.9%
                                             =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF FEDERATED HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
CORPORATE OBLIGATIONS -- 84.8%
  ADVERTISING -- 1.1%
    Advanstar Communications, Inc.
      12.00%, 02/15/11        $   875    $    748,125
    Advanstar, Inc.
      15.00%, 10/15/11 [STEP]
                                  225         101,813
    Lamar Media Corp.
      7.25%, 01/01/13 144A        500         527,500
    R.H. Donnelley Corp.
      10.875%, 12/15/12 144A      725         841,000
                                         ------------
                                            2,218,438
                                         ------------
  AEROSPACE -- 0.4%
    Alliant Techsystems,
      Inc.
      8.50%, 05/15/11             325         355,875
    Anteon Corp.
      12.00%, 05/15/09            412         455,260
                                         ------------
                                              811,135
                                         ------------
  AUTOMOTIVE PARTS -- 3.7%
    Accuride Corp. Cl-B
      9.25%, 02/01/08             225         192,375
    American Axle &
      Manufacturing, Inc.
      9.75%, 03/01/09             650         713,375
    Arvin Industries, Inc.
      6.75%, 03/15/08             600         603,750
      7.125%, 03/15/09            200         204,250
    Collins & Aikman
      Products Corp.
      10.75%, 12/31/11            650         682,500
    Lear Corp.
      7.96%, 05/15/05             375         405,000
    Lear Corp. Cl-B
      8.11%, 05/15/09           2,000       2,260,000
    Rexnord Corp.
      10.125%, 12/15/12 144A      675         725,625
    TRW Automotive, Inc.
      11.00%, 02/15/13 144A     1,175       1,274,875
    United Auto Group, Inc.
      9.625%, 03/15/12            500         525,000
                                         ------------
                                            7,586,750
                                         ------------
  BEVERAGES -- 0.5%
    Constellation Brands,
      Inc.
      8.00%, 02/15/08             650         705,250
    Cott Beverages, Inc.
      8.00%, 12/15/11             300         324,750
                                         ------------
                                            1,030,000
                                         ------------
  BROADCASTING -- 1.5%
    Chancellor Media Corp.
      8.00%, 11/01/08           1,025       1,169,780
    Liberty Media Group
      7.75%, 07/15/09             425         483,514

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Susquehanna Media Co.
      7.375%, 04/15/13 144A   $   100    $    104,750
    UIH Australia Pacific,
      Inc. Cl-B
      14.00%, 05/15/06+,
      ++++                        325          18,688
    Vivendi Universal SA
      9.25%, 04/15/10 144A        775         873,255
    XM Satellite Radio, Inc.
      9.692%, 12/31/09
      [STEP]                      763         543,424
                                         ------------
                                            3,193,411
                                         ------------
  BUILDING MATERIALS -- 0.7%
    American Builders &
      Contractors Supply
      Co., Inc. Cl-B
      10.625%, 05/15/07           300         313,500
    Associated Materials,
      Inc.
      9.75%, 04/15/12             325         357,500
    NCI Building Systems,
      Inc. Cl-B
      9.25%, 05/01/09             650         692,250
                                         ------------
                                            1,363,250
                                         ------------
  BUSINESS SERVICES -- 0.6%
    Brickman Group Ltd.
      11.75%, 12/15/09 144A       625         703,125
    Sitel Corp.
      9.25%, 03/15/06             550         525,250
                                         ------------
                                            1,228,375
                                         ------------
  CABLE TELEVISION -- 2.4%
    Charter Communications
      Holdings LLC
      10.00%, 04/01/09            200         134,000
      12.282%, 01/15/11
      [STEP]                    1,425         655,500
      12.483%, 04/01/11
      [STEP]                    2,025       1,184,624
      10.00%, 05/15/11            450         297,000
    CSC Holdings, Inc.
      7.875%, 12/15/07            925         978,188
      8.125%, 07/15/09            825         880,688
      9.875%, 02/15/13            300         316,500
    Lenfest Communications, Inc.
      10.50%, 06/15/06            525         609,000
                                         ------------
                                            5,055,500
                                         ------------
  CHEMICALS -- 3.1%
    Equistar Chemical
      Funding Corp.
      10.125%, 09/01/08           725         764,875
    FMC Corp.
      10.25%, 11/01/09            425         473,875

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    General Chemical
      Industry Products,
      Inc.
      10.625%, 05/01/09       $   500    $    122,500
    Huntsman ICI Chemicals
      Corp.
      10.125%, 07/01/09         1,025       1,060,874
    Lyondell Chemical Co.
      9.625%, 05/01/07            475         493,406
      9.875%, 05/01/07            350         362,250
      9.50%, 12/15/08             250         256,250
      10.875%, 05/01/09         1,050       1,050,000
    Polyone Corp.
      10.625%, 05/15/10           225         230,380
    Salt Holdings Corp.,
      Inc.
      12.75%, 12/15/12
      [STEP] 144A                 500         335,000
    Texas Petrochemical Corp.
      11.125%, 07/01/06           500         282,500
    United Industries Corp.
      9.875%, 04/01/09 144A       275         292,188
    United Industries Corp. Cl-B
      9.875%, 04/01/09            675         717,188
                                         ------------
                                            6,441,286
                                         ------------
  CLOTHING & APPAREL -- 1.3%
    GFSI, Inc. Cl-B
      9.625%, 03/01/07            675         563,625
    Levi Strauss & Co.
      11.625%, 01/15/08           675         577,125
      12.25%, 12/15/12 144A       300         253,500
    Phillips Van-Heusen
      Corp.
      8.125%, 05/01/13 144A       125         129,579
    Russell Corp.
      9.25%, 05/01/10             550         605,000
    William Carter Co.
      10.875%, 08/15/11           500         557,500
                                         ------------
                                            2,686,329
                                         ------------
  COMPUTER HARDWARE -- 0.3%
    Seagate Technology HDD
      Holdings
      8.00%, 05/15/09             575         623,875
                                         ------------
  COMPUTER SERVICES & SOFTWARE -- 0.2%
    Unisys Corp.
      6.875%, 03/15/10            425         437,750
                                         ------------
  CONGLOMERATES -- 1.8%
    Eagle-Picher Industries, Inc.
      9.375%, 03/01/08          1,025         907,125
    Tyco International Group
      6.375%, 06/15/05            225         226,406
      6.375%, 02/15/06            675         675,844
      5.80%, 08/01/06           1,900       1,864,375
                                         ------------
                                            3,673,750
                                         ------------

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
  CONSTRUCTION -- 0.5%
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07        $   850    $    641,750
    Nortek, Inc.
      9.125%, 09/01/07            425         443,063
                                         ------------
                                            1,084,813
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 3.9%
    Albecca, Inc.
      10.75%, 08/15/08            675         726,469
    American Achievement
      Corp.
      11.625%, 01/01/07           775         837,000
    American Greetings Corp.
      11.75%, 07/15/08            575         658,375
    Amscan Holdings, Inc.
      9.875%, 12/15/07            600         594,000
    Cabot Safety Corp.
      12.50%, 07/15/05            450         457,875
    Chattem, Inc. Cl-B
      8.875%, 04/01/08            625         646,875
    Coinmach Corp.
      9.00%, 02/01/10             425         453,688
    Diamond Brands
      Operating, Inc.
      10.125%, 04/15/08+,
      ++++                         50           2,500
      12.875%, 04/15/09
      [STEP]+, ++++                50               5
    Foamex L.P. Capital
      Corp.
      13.50%, 08/15/05            625         128,125
      9.875%, 06/15/07            100          19,500
      10.75%, 04/01/09            375         266,250
    ICON Health & Fitness, Inc.
      11.25%, 04/01/12            325         339,625
    Ingram Micro, Inc.
      9.875%, 08/15/08            750         810,000
    Jostens, Inc.
      12.75%, 05/01/10            625         746,875
    Playtex Products, Inc.
      9.375%, 06/01/11            800         891,999
    Sleepmaster LLC
      11.00%, 05/15/09+,
      ++++                        250          68,750
    Volume Services America,
      Inc.
      11.25%, 03/01/09            400         394,000
                                         ------------
                                            8,041,911
                                         ------------
  CONTAINERS & PACKAGING -- 3.7%
    Berry Plastics Corp.
      10.75%, 07/15/12            425         465,375
    Graham Packaging Co.
      5.015%, 01/15/08 [FRN]      600         543,000
      8.75%, 01/15/08             300         303,000
      10.75%, 01/15/09            175         180,250

ASAF FEDERATED HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Greif, Inc.
      8.875%, 08/01/12        $   400    $    427,000
    Huntsman Packaging Corp.
      13.00%, 06/01/10            575         529,000
    Jefferson Smurfit Corp.
      8.25%, 10/01/12             525         573,563
    Owens-Brockway Glass
      Container Corp.
      8.875%, 02/15/09            750         809,999
      7.75%, 05/15/11 144A        450         466,875
      8.25%, 05/15/13 144A        375         389,063
    Owens-Illinois, Inc.
      8.10%, 05/15/07             725         746,749
      7.35%, 05/15/08             625         623,438
    Plastipak Holdings, Inc.
      10.75%, 09/01/11            625         678,125
    Pliant Corp.
      13.00%, 06/01/10            400         368,000
    Riverwood International
      Corp.
      10.625%, 08/01/07           575         605,188
    Russell-Stanley
      Holdings, Inc.
      9.00%, 11/30/08 144A
      [PIK]                        45          18,057
                                         ------------
                                            7,726,682
                                         ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.9%
    Amphenol Corp.
      9.875%, 05/15/07            260         270,400
    Stoneridge, Inc.
      11.50%, 05/01/12            775         840,875
    Wesco Distribution, Inc.
      Cl-B
      9.125%, 06/01/08            825         726,000
                                         ------------
                                            1,837,275
                                         ------------
  ENTERTAINMENT & LEISURE -- 8.7%
    AMC Entertainment, Inc.
      9.50%, 03/15/09             225         235,125
      9.875%, 02/01/12            750         787,500
    AMF Bowling Worldwide,
      Inc.
      13.00%, 02/28/08            500         542,500
    Boyd Gaming Corp.
      8.75%, 04/15/12             650         703,625
      7.75%, 12/15/12 144A        250         260,000
    Cinemark USA, Inc.
      9.00%, 02/01/13 144A         75          81,375
    Coast Hotels & Casinos, Inc.
      9.50%, 04/01/09             575         621,000
    Florida Panthers
      Holdings, Inc.
      9.875%, 04/15/09            725         764,875

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Hard Rock Hotel, Inc.
      9.25%, 04/01/05         $   625    $    637,500
    Harrah's Operating Co., Inc.
      7.875%, 12/15/05          1,025       1,109,562
    Isle of Capri Casinos, Inc.
      8.75%, 04/15/09             225         237,938
      9.00%, 03/15/12             450         480,375
    Mandalay Resort Group
      10.25%, 08/01/07          1,050       1,160,249
      9.50%, 08/01/08             300         332,250
      9.375%, 02/15/10            350         381,063
    MGM Mirage, Inc.
      9.75%, 06/01/07           1,250       1,396,874
      8.50%, 09/15/10             900       1,007,999
    Mohegan Tribal Gaming Co.
      8.75%, 01/01/09             150         160,125
      8.00%, 04/01/12             350         372,750
    Park Place Entertainment
      Corp.
      9.375%, 02/15/07            375         408,750
      7.875%, 03/15/10            675         705,375
      8.125%, 05/15/11            850         901,000
    Penn National Gaming, Inc.
      8.875%, 03/15/10            250         261,250
    Penn National Gaming,
      Inc. Cl-B
      11.125%, 03/01/08           475         524,875
    Premier Parks, Inc.
      9.75%, 06/15/07             250         260,625
    Regal Cinemas, Inc.
      9.375%, 02/01/12            675         745,875
    Six Flags, Inc.
      9.75%, 04/15/13 144A        525         547,313
    Sun International Ltd.
      8.875%, 08/15/11            650         693,875
    True Temper Sports, Inc.
      10.875%, 12/01/08           450         479,250
    Venetian Casino Resort LLC
      11.00%, 06/15/10            775         854,438
    Wynn Las Vegas LLC
      12.00%, 11/01/10            375         405,938
                                         ------------
                                           18,061,249
                                         ------------
  ENVIRONMENTAL SERVICES -- 2.3%
    Allied Waste North
      America Co. Cl-B
      7.625%, 01/01/06          1,100       1,146,750
      8.875%, 04/01/08            750         815,625
      7.875%, 01/01/09            525         543,375
      10.00%, 08/01/09          1,600       1,722,000
    Synagro Technologies, Inc.
      9.50%, 04/01/09             500         540,000
                                         ------------
                                            4,767,750
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
FARMING & AGRICULTURE -- 0.8%
    AGCO Corp.
      9.50%, 05/01/08         $   750    $    821,250
    Dimon, Inc.
      8.875%, 06/01/06             75          75,563
      9.625%, 10/15/11            325         354,250
    Pilgrim's Pride Corp.
      9.625%, 09/15/11            450         443,250
                                         ------------
                                            1,694,313
                                         ------------
  FINANCIAL SERVICES -- 2.2%
    Ahold Finance USA, Inc.
      8.25%, 07/15/10             300         261,000
      6.875%, 05/01/29            150         111,750
    Armkel Finance, Inc.
      9.50%, 08/15/09             425         478,125
    Caithness Coso Fund
      Corp.
      9.05%, 12/15/09             839         877,229
    Moore North America
      Finance, Inc.
      7.875%, 01/15/11 144A       250         266,250
    PCA Finance Corp.
      11.875%, 08/01/09           700         738,500
    Unifrax Investment Corp.
      10.50%, 11/01/03            562         567,620
    Yell Finance BV
      10.75%, 08/01/11            475         534,375
      13.50%, 08/01/11
      [STEP]                      925         740,000
                                         ------------
                                            4,574,849
                                         ------------
  FOOD -- 3.3%
    Agrilink Foods, Inc.
      11.875%, 11/01/08           625         681,250
    American Seafood Group
      LLC
      10.125%, 04/15/10           875         945,000
    B&G Foods, Inc.
      9.625%, 08/01/07            375         390,000
    Del Monte Foods Co. Cl-B
      9.25%, 05/15/11             875         953,750
      8.625%, 12/15/12 144A       225         243,000
    Dole Food Co., Inc.
      8.625%, 05/01/09            600         651,000
    Eagle Family Foods, Inc.
      Cl-B
      8.75%, 01/15/08             600         411,000
    Land O'Lakes, Inc.
      8.75%, 11/15/11             425         282,625
    Michael Foods, Inc.
      11.75%, 04/01/11            650         741,000
    New World Pasta Co.
      9.25%, 02/15/09             525         107,625

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Smithfield Foods, Inc.
      7.625%, 02/15/08        $   100    $     99,000
      8.00%, 10/15/09             500         517,500
    Swift & Co.
      10.125%, 10/01/09 144A      400         408,000
      12.50%, 01/01/10 144A       400         400,000
                                         ------------
                                            6,830,750
                                         ------------
  FURNITURE -- 0.4%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07 144A       200         208,000
      9.875%, 12/15/07            275         286,000
      10.875%, 12/15/07           300         318,000
                                         ------------
                                              812,000
                                         ------------
  HEALTHCARE SERVICES -- 3.1%
    Alliance Imaging, Inc.
      10.375%, 04/15/11           375         354,375
    Ameripath, Inc.
      10.50%, 04/01/13 144A       550         585,750
    Extendicare Health
      Services, Inc.
      9.50%, 07/01/10             200         201,000
    HCA, Inc.
      6.91%, 06/15/05             650         688,298
      8.75%, 09/01/10           1,225       1,440,955
      7.875%, 02/01/11            300         333,495
    Hudson Respiratory Care,
      Inc.
      9.125%, 04/15/08            300         166,500
    Magellan Health
      Services, Inc.
      9.375%, 11/15/07 144A       350         301,875
    Manor Care, Inc.
      8.00%, 03/01/08             725         807,570
    Tenet Healthcare Corp.
      5.375%, 11/15/06            300         291,375
      6.375%, 12/01/11            175         164,938
    US Oncology, Inc.
      9.625%, 02/01/12            225         243,000
    Vanguard Health Systems,
      Inc.
      9.75%, 08/01/11             800         794,000
                                         ------------
                                            6,373,131
                                         ------------
  HOTELS & MOTELS -- 2.4%
    Courtyard by Marriott II
      Ltd. Cl-B
      10.75%, 02/01/08            450         429,750
    Felcor Lodging L.P.
      8.50%, 06/01/11             400         386,000
    Hilton Hotels Corp.
      7.625%, 05/15/08            700         735,875
      8.25%, 02/15/11             175         185,938
      7.625%, 12/01/12            300         315,750

ASAF FEDERATED HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    MeriStar Hospitality
      Corp.
      9.00%, 01/15/08 [REIT]  $   200    $    192,000
      9.125%, 01/15/11
      [REIT]                      525         496,125
    MTR Gaming Group
      9.75%, 04/01/10 144A        475         497,563
    RFS Partnership L.P.
      9.75%, 03/01/12             275         288,750
    Starwood Hotels & Resorts
      Worldwide, Inc.
      6.75%, 11/15/05             100         102,125
      7.375%, 05/01/07 144A     1,350       1,393,874
                                         ------------
                                            5,023,750
                                         ------------
  INDUSTRIAL PRODUCTS -- 1.8%
    Brand Services, Inc.
      12.00%, 10/15/12 144A       475         524,875
    Collins & Aikman Corp.
      9.75%, 02/15/10             350         355,250
    Dresser, Inc.
      9.375%, 04/15/11            250         258,750
    Hexcel Corp.
      9.875%, 10/01/08 144A       200         215,000
      9.75%, 01/15/09             650         643,500
    Shaw Group, Inc.
      10.75%, 03/15/10 144A       625         628,125
    Tekni-Plex, Inc.
      12.75%, 06/15/10 144A       325         313,625
      12.75%, 06/15/10            825         796,125
                                         ------------
                                            3,735,250
                                         ------------
  MACHINERY & EQUIPMENT -- 1.4%
    Briggs & Stratton Corp.
      8.875%, 03/15/11            400         440,000
    Clark Materials Handling
      Corp. Cl-D
      10.75%, 11/15/06+,
      ++++                        150              15
    Columbus McKinnon Corp.
      8.50%, 04/01/08             700         479,500
    Simonds Industries, Inc.
      10.25%, 07/01/08+,
      ++++                        500         152,500
    United Rentals, Inc.
      10.75%, 04/15/08          1,150       1,244,875
      9.25%, 01/15/09             600         561,000
                                         ------------
                                            2,877,890
                                         ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.4%
    Advanced Medical Optics,
      Inc.
      9.25%, 07/15/10             500         532,500
    Alaris Medical Systems
      9.75%, 12/01/06             175         181,563
      11.625%, 12/01/06           500         587,500

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    CONMED Corp.
      9.00%, 03/15/08         $   625    $    653,125
    Hanger Orthopedic Group,
      Inc.
      10.375%, 02/15/09           225         246,375
      11.25%, 06/15/09            975       1,067,625
    HMP Equity Holdings
      Corp.
      15.433%, 05/15/08
      [ZCB]                       375         177,881
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07          1,025       1,076,250
    Sybron Dental
      Specialties, Inc.
      8.125%, 06/15/12            375         388,125
                                         ------------
                                            4,910,944
                                         ------------
  METALS & MINING -- 1.0%
    Alltrista Corp.
      9.75%, 05/01/12             425         457,937
    California Steel
      Industries, Inc.
      8.50%, 04/01/09             350         364,000
    Compass Minerals Group,
      Inc.
      10.00%, 08/15/11            400         446,000
    Neenah Corp. Cl-B
      11.125%, 05/01/07           525         223,125
    Neenah Corp. Cl-F
      11.125%, 05/01/07           525         223,125
    Republic Engineer
      Product
      10.00%, 08/16/09             75          19,200
    Republic Technologies, Inc.
      13.75%, 07/15/09+,
      ++++                        400           5,000
    Ryerson Tull, Inc.
      9.125%, 07/15/06            375         356,250
                                         ------------
                                            2,094,637
                                         ------------
  OFFICE EQUIPMENT -- 1.5%
    Buhrmann U.S., Inc.
      12.25%, 11/01/09          1,050         981,750
    Global Imaging Systems, Inc.
      10.75%, 02/15/07            475         491,625
    Xerox Corp.
      9.75%, 01/15/09 144A      1,450       1,653,000
                                         ------------
                                            3,126,375
                                         ------------
  OIL & GAS -- 5.2%
    ANR Pipeline, Inc.
      8.875%, 03/15/10 144A       150         168,000
    BRL Universal Equipment
      Corp.
      8.875%, 02/15/08            225         242,438
    CITGO Petroleum Corp.
      11.375%, 02/01/11 144A      400         446,000

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    CMS Energy Corp.
      8.90%, 07/15/08         $   350    $    351,750
    Compton Petroleum Corp.
      9.90%, 05/15/09             525         569,625
    Continental Resources, Inc.
      10.25%, 08/01/08            550         547,250
    El Paso Corp.
      6.75%, 05/15/09             825         713,625
      8.05%, 10/15/30             750         603,750
      7.80%, 08/01/31           1,325       1,026,875
    El Paso Energy Partners L.P.
      8.50%, 06/01/11             250         271,250
      10.625%, 12/01/12 144A      225         259,875
    El Paso Natural Gas
      6.75%, 11/15/03             500         497,500
    Lone Star Technologies, Inc.
      9.00%, 06/01/11             675         702,000
    Magnum Hunter Resources,
      Inc.
      9.60%, 03/15/12             300         325,500
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09           700         766,500
    Swift Energy Co.
      9.375%, 05/01/12            675         708,750
    Tennessee Gas Pipeline Co.
      8.375%, 06/15/32            200         204,000
    Tesoro Petroleum Corp.
      8.00%, 04/15/08 144A        125         129,375
      9.625%, 11/01/08            650         627,250
    Transcontinental Gas
      Pipe Line Corp.
      7.00%, 08/15/11             150         150,750
    Williams Companies, Inc.
      7.625%, 07/15/19            800         720,000
      7.875%, 09/01/21            875         791,875
                                         ------------
                                           10,823,938
                                         ------------
  PAPER & FOREST PRODUCTS -- 2.2%
    Georgia-Pacific Corp.
      7.50%, 05/15/06           1,250       1,250,000
      8.125%, 05/15/11            775         759,500
      9.375%, 02/01/13 144A     1,175       1,298,375
    Riverwood International
      Corp.
      10.875%, 04/01/08           325         338,406
    Stone Container Corp.
      9.75%, 02/01/11             875         984,375
                                         ------------
                                            4,630,656
                                         ------------
  PRINTING & PUBLISHING -- 2.6%
    American Media Operation
      Co.
      10.25%, 05/01/09            700         764,750
    American Media, Inc.
      8.875%, 01/15/11 144A        75          81,750

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Dex Media East LLC
      Finance Co.
      12.125%, 11/15/12 144A  $ 1,300    $  1,547,000
    K-III Communications
      Corp.
      8.50%, 02/01/06             325         325,813
    Quebecor Media, Inc.
      11.125%, 07/15/11           625         709,375
      13.75%, 07/15/11
      [STEP]                      425         344,250
    Sun Media Corp.
      7.625%, 02/15/13 144A       250         267,540
    Vertis, Inc.
      10.875%, 06/15/09 144A      400         420,000
      10.875%, 06/15/09           850         892,500
    Ziff Davis Media, Inc.
      12.00%, 08/12/09             76          35,910
                                         ------------
                                            5,388,888
                                         ------------
  REAL ESTATE -- 1.3%
    HMH Properties, Inc. Cl-A
      7.875%, 08/01/05            400         406,000
    HMH Properties, Inc. Cl-B
      7.875%, 08/01/08            375         380,625
    HMH Properties, Inc. Cl-C
      8.45%, 12/01/08             850         871,250
    Universal City
      Development
      11.75%, 04/01/10 144A     1,000       1,080,000
                                         ------------
                                            2,737,875
                                         ------------
  RESTAURANTS -- 0.7%
    Advantica Restaurant
      Group, Inc.
      11.25%, 01/15/08            425         340,000
    Buffets, Inc.
      11.25%, 07/15/10            375         367,500
    Carrols Corp.
      9.50%, 12/01/08             850         845,750
                                         ------------
                                            1,553,250
                                         ------------
  RETAIL & MERCHANDISING -- 2.1%
    Commemorative Brands
      11.00%, 01/15/07            225         214,875
    Michaels Stores, Inc.
      9.25%, 07/01/09             600         657,000
    Mothers Work, Inc.
      11.25%, 08/01/10            425         469,625
    Penney, (J.C.) Co., Inc.
      7.60%, 04/01/07             300         315,375
      9.00%, 08/01/12             855         938,362
    Remington Arms Co., Inc.
      10.50%, 02/01/11 144A       375         406,875

ASAF FEDERATED HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Rite Aid Corp.
      8.125%, 05/01/10 144A   $   825    $    847,688
      6.875%, 08/15/13            475         418,000
                                         ------------
                                            4,267,800
                                         ------------
  SEMICONDUCTORS -- 0.6%
    AMI Semiconductor, Inc.
      10.75%, 02/01/13 144A       500         552,500
    Fairchild Semiconductor
      Corp.
      10.375%, 10/01/07           600         637,500
                                         ------------
                                            1,190,000
                                         ------------
  TELECOMMUNICATIONS -- 9.1%
    Airgate PCS, Inc.
      14.499%, 10/01/09
      [STEP]                      850         225,250
    Alamosa PCS Holdings, Inc.
      14.854%, 02/15/10
      [STEP]                    1,350         614,250
    AT&T Wireless Services,
      Inc.
      7.875%, 03/01/11            275         316,005
    Block Communications, Inc.
      9.25%, 04/15/09             550         598,125
    DIRECTV Holdings LLC
      8.375%, 03/15/13 144A     1,000       1,117,500
    Echostar DBS Corp.
      10.375%, 10/01/07         1,400       1,575,000
    Horizon PCS, Inc.
      13.75%, 06/15/11            525          60,375
    Nextel Communications, Inc.
      10.65%, 09/15/07
      [STEP]                      550         578,875
      9.95%, 02/15/08 [STEP]    2,650       2,785,812
      9.375%, 11/15/09            900         976,500
    Nextel Partners, Inc.
      13.664%, 02/01/09
      [STEP]                      260         267,800
      12.50%, 11/15/09             75          82,875
      11.00%, 03/15/10            175         186,375
      11.00%, 03/15/10            375         399,375
    Panamsat Corp.
      8.50%, 02/01/12           1,150       1,247,750
    Qwest Communications
      International, Inc.
      7.50%, 11/01/08             175         159,250
    Qwest Corp.
      8.875%, 03/15/12 144A     2,000       2,210,000
    Qwest Services Corp.
      13.50%, 12/15/10 144A     2,775       3,101,062
    Rogers Cantel, Inc.
      8.80%, 10/01/07             450         463,500

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Telecorp PCS, Inc.
      11.012%, 04/15/09
      [STEP]                  $   375    $    381,094
    Tritel PCS, Inc.
      11.60%, 05/15/09
      [STEP]                      666         677,655
    Triton PCS, Inc.
      14.672%, 05/01/08
      [STEP]                      550         554,125
    Voicestream Wireless Co.
      11.071%, 11/15/09
      [STEP]                      550         523,875
                                         ------------
                                           19,102,428
                                         ------------
  TRANSPORTATION -- 0.4%
    Allied Holdings, Inc. Cl-B
      8.625%, 10/01/07            650         490,750
    Holt Group, Inc.
      9.75%, 01/15/06+, ++++      100           3,125
    Petroleum Helicopters, Inc.
      9.375%, 05/01/09            375         412,500
                                         ------------
                                              906,375
                                         ------------
  UTILITIES -- 2.7%
    Calpine Corp.
      8.50%, 02/15/11           1,275         937,125
    CMS Energy Corp.
      7.50%, 01/15/09             725         699,625
      8.50%, 04/15/11             775         763,375
    El Paso Electric Co. Cl-E
      9.40%, 05/01/11             250         276,655
    Illinois Power Corp.
      11.50%, 12/15/10 144A       900       1,008,000
    PSEG Energy Holdings, Inc.
      8.625%, 02/15/08            500         535,625
      10.00%, 10/01/09          1,100       1,234,750
    Tennessee Gas Pipeline
      7.50%, 04/01/17             250         242,500
                                         ------------
                                            5,697,655
                                         ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $171,701,154)                     176,222,283
                                         ------------
                              PRINCIPAL
                              IN LOCAL
                              CURRENCY
                                (000)
                              ---------
FOREIGN BONDS -- 2.2%
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
    Legrand SA -- (FRF)
      10.50%, 02/15/13 144A        375         406,421
                                          ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                              PRINCIPAL
                              IN LOCAL
                              CURRENCY
                                (000)        VALUE
------------------------------------------------------
ENTERTAINMENT & LEISURE -- 0.3%
    Intrawest Corp. -- (CAD)
      10.50%, 02/01/10 144A        600    $    654,000
                                          ------------
  METALS & MINING -- 0.4%
    Euramax International
      PLC -- (GBP)
      11.25%, 10/01/06             725         757,625
                                          ------------
  OFFICE EQUIPMENT -- 0.1%
    Xerox Capital PLC --
      (GBP)
      5.875%, 05/15/04             275         278,438
                                          ------------
  PAPER & FOREST PRODUCTS -- 0.4%
    MDP Acquisitions PLC --
      (IEP)
      9.625%, 10/01/12 [PIK]
      144A                         800         876,000
                                          ------------
  TRANSPORTATION -- 0.7%
    Stena AB -- (SEK)
      8.75%, 06/15/07            1,050       1,090,687
      9.625%, 12/01/12             225         248,625
                                          ------------
                                             1,339,312
                                          ------------
  UTILITIES -- 0.1%
    Calpine Canada Energy --
      (CAD)
      8.50%, 05/01/08              375         279,375
                                          ------------
TOTAL FOREIGN BONDS
  (Cost $4,260,178)                          4,591,171
                                          ------------
                               SHARES
                               ------
PREFERRED STOCK -- 1.2%
  BROADCASTING -- 0.6%
    Sinclair Capital Cl-A
      11.625%                   12,125       1,315,562
                                          ------------
  HEALTHCARE SERVICES -- 0.0%
    River Holding Corp. Cl-B
      11.50% [PIK]*                872               9
                                          ------------
  PRINTING & PUBLISHING -- 0.6%
    Primedia, Inc. Cl-D
      10.00%                     5,700         532,950
    Primedia, Inc. Cl-F
      9.20%                      7,750         709,125
    Ziff Davis Media, Inc.
      Cl-E
      10.00%*                       24               0
                                          ------------
                                             1,242,075
                                          ------------

-----------------------------------------------------
                               SHARES       VALUE
-----------------------------------------------------
  TELECOMMUNICATIONS -- 0.0%
    McLeodUSA, Inc. Cl-A
      2.50% [CVT]*              7,219    $     21,946
                                         ------------
TOTAL PREFERRED STOCK
  (Cost $4,044,629)                         2,579,592
                                         ------------
COMMON STOCK -- 0.2%
  ADVERTISING -- 0.0%
    Advanstar Holdings Corp.
      Warrants*                   225               2
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 0.0%
    Jostens, Inc. Warrants*       475          21,494
                                         ------------
  CONTAINERS & PACKAGING -- 0.0%
    Pliant Corp. Warrants*        475             356
    Russell-Stanley
      Holdings, Inc.*           6,000           6,000
                                         ------------
                                                6,356
                                         ------------
  ENTERTAINMENT & LEISURE -- 0.0%
    AMF Bowling Worldwide,
      Inc.*                       652          14,670
    AMF Bowling Worldwide,
      Inc. Cl-A Warrants*       1,534           5,599
    AMF Bowling Worldwide,
      Inc. Cl-B Warrants*       1,499           1,559
                                         ------------
                                               21,828
                                         ------------
  PRINTING & PUBLISHING -- 0.0%
    Ziff Davis Holdings,
      Inc. Warrants*            4,400              44
                                         ------------
  TELECOMMUNICATIONS -- 0.2%
    McLeodUSA, Inc.
      Warrants*                15,998           3,040
    NTL, Inc.*+                19,951         339,167
    Viatel Holding Ltd.*        5,535           7,472
    XM Satellite Radio
      Holdings, Inc.
      Warrants*                   450             270
                                         ------------
                                              349,949
                                         ------------
TOTAL COMMON STOCK
  (Cost $5,723,143)                           399,673
                                         ------------
FOREIGN STOCK -- 0.2%
  PAPER & FOREST PRODUCTS -- 0.2%
    MDP Acquisitions PLC Pfd.
      15.5% -- (IEP)* [PIK]+    2,966         318,847
    MDP Acquisitions PLC
      Warrants -- (IEP)*          275               3
                                         ------------
                                              318,850
                                         ------------

ASAF FEDERATED HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                               SHARES       VALUE
-----------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
Call-Net Enterprises, Inc.
      Cl-B -- (CAD)*           23,163    $     47,947
                                         ------------
TOTAL FOREIGN STOCK
  (Cost $575,588)                             366,797
                                         ------------
SHORT-TERM INVESTMENTS -- 9.4%
  REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment
      Cash Fund                    68              68
    Temporary Investment
      Fund                         67              67
                                         ------------
                                                  135
                                         ------------
-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
REPURCHASE AGREEMENTS -- 9.4%
    Greenwich Capital Markets, Inc.
      1.20%, 04/30/03, maturing
      05/01/03, repurchase price $19,582,653
      (collateralized by U.S. Treasury Note,
      2.125%, par value $19,711,000,
      market value $19,983,700
      due 08/31/04)           $19,582    $ 19,582,000
                                         ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $19,582,135)                       19,582,135
                                         ------------
TOTAL INVESTMENTS -- 98.0%
  (Cost $205,886,827)                     203,741,651
OTHER ASSETS LESS LIABILITIES -- 2.0%       4,111,917
                                         ------------
NET ASSETS -- 100.0%                     $207,853,568
                                         ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GABELLI SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 98.7%
ADVERTISING -- 0.1%
    Interep National Radio
      Sales, Inc.*           12,900    $     26,445
    Penton Media, Inc.*     220,000          94,600
                                       ------------
                                            121,045
                                       ------------
  AEROSPACE -- 1.7%
    AAR Corp.                18,000          69,840
    Alliant Techsystems,
      Inc.*                   3,030         162,772
    Curtiss-Wright Corp.
      Cl-B                   28,000       1,663,200
    Fairchild Corp. Cl-A*    78,500         390,930
    Sequa Corp. Cl-A*        17,000         522,920
    Sequa Corp. Cl-B*         3,000         122,250
                                       ------------
                                          2,931,912
                                       ------------
  AIRLINES -- 0.0%
    Midwest Express
      Holdings, Inc.*        10,000          29,200
    Northwest Airlines
      Corp.*(sec.)            6,120          50,368
                                       ------------
                                             79,568
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 0.4%
    Monaco Coach Corp.*       7,000          94,640
    Navistar International
      Corp.*(sec.)           22,000         613,800
    Thor Industries, Inc.     2,000          63,960
                                       ------------
                                            772,400
                                       ------------
  AUTOMOTIVE PARTS -- 3.2%
    BorgWarner, Inc.         26,000       1,525,420
    Cooper Tire & Rubber
      Co.                    34,000         478,720
    Dana Corp.               60,000         557,400
    Exide
      Technologies*(sec.)    40,000          14,400
    Federal-Mogul
      Corp.*(sec.)           40,000           5,920
    Midas, Inc.*             80,000         644,000
    Myers Industries, Inc.  100,000       1,004,000
    O'Reilly Automotive,
      Inc.*(sec.)            10,000         296,600
    Raytech Corp.*           70,000         539,700
    Schieb (Earl), Inc.*     10,000          20,700
    Superior Industries
      International, Inc.     1,000          39,560
    TBC Corp.*               15,000         240,000
    Transpro, Inc.*          28,000          98,000
                                       ------------
                                          5,464,420
                                       ------------
  BEVERAGES -- 1.4%
    Boston Beer Co., Inc.
      Cl-A*                  25,000         324,500
    Farmer Brothers Co.         800         260,200
    Genesee Corp.            15,000          73,275
    PepsiAmericas, Inc.     100,000       1,249,000
    Robert Mondavi Corp.
      Cl-A*                  22,000         539,880
                                       ------------
                                          2,446,855
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  BROADCASTING -- 7.4%
    Beasley Broadcast
      Group, Inc.*            8,200    $     91,594
    Clear Channel
      Communications,
      Inc.*                   1,400          54,754
    Crown Media Holdings,
      Inc.*                 171,000         692,550
    Fisher Companies, Inc.   13,000         576,420
    Granite Broadcasting
      Corp.*                 86,000         207,260
    Gray Television, Inc.
      Cl-A                    9,000         114,750
    Gray Television, Inc.
      Cl-B                  100,000       1,105,000
    Liberty Media
      Corp. Cl-A*            78,000         858,000
    Media General, Inc.
      Cl-A                   50,000       2,748,000
    News Corp. Ltd. [ADR]    20,000         469,200
    Paxson Communications
      Corp.*                162,000         560,520
    Saga Communications,
      Inc. Cl-A*             32,500         656,500
    Salem Communications
      Corp. Cl-A*            45,500         958,230
    SBS Broadcasting SA NY
      Reg.*                   7,400         111,296
    Scripps, (E.W.) Co.
      Cl-A(sec.)             19,000       1,505,750
    Sinclair Broadcast
      Group, Inc.*          137,200       1,454,320
    Spanish Broadcasting
      Systems, Inc. Cl-A*    38,000         291,460
    UnitedGlobalCom, Inc.
      Cl-A*                  25,000          96,250
                                       ------------
                                         12,551,854
                                       ------------
  BUILDING MATERIALS -- 1.9%
    Apogee Enterprises,
      Inc.                    7,480          77,343
    Fedders Corp.           100,000         350,000
    Florida Rock
      Industries, Inc.        2,000          76,000
    Gibraltar Steel Corp.    19,000         328,700
    Hughes Supply, Inc.       1,000          28,070
    Modine Manufacturing
      Co.                    50,000       1,010,000
    Skyline Corp.             2,000          59,200
    Texas Industries, Inc.    3,030          59,812
    Thomas Industries,
      Inc.                   45,000       1,210,500
                                       ------------
                                          3,199,625
                                       ------------
  BUSINESS SERVICES -- 1.0%
    Bull Run Corp.*          25,000           9,500
    Edgewater Technology,
      Inc.*                 300,000       1,350,000
    GP Strategies Corp.*     20,000         104,000
    Insurance Auto
      Auctions, Inc.*         4,030          48,763
    Key3Media Group, Inc.*   30,000              90
    Kroll, Inc.*              5,000         111,500

ASAF GABELLI SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    StarTek, Inc.*            5,000    $    138,300
    Viad Corp.                1,680          33,785
                                       ------------
                                          1,795,938
                                       ------------
  CABLE TELEVISION -- 4.8%
    Adelphia
      Communications Corp.
      Cl-A*(sec.)            30,000           5,400
    Cablevision Systems
      New York Group Cl-A*  260,000       5,829,200
   Mediacom Communications
      Corp.*(sec.)           60,000         599,400
    Young Broadcasting,
      Inc. Cl-A*            105,800       1,778,498
                                       ------------
                                          8,212,498
                                       ------------
  CHEMICALS -- 6.0%
    A. Schulman,
      Inc.(sec.)             38,000         621,642
    Airgas, Inc.*(sec.)      13,000         262,990
    Albemarle Corp.          10,000         270,000
    Arch Chemicals, Inc.     53,000       1,130,490
    Cytec Industries,
      Inc.*                  16,030         513,120
    Ethyl Corp.*             30,000         299,100
    Ferro Corp.              40,000         945,600
    Fuller, (H.B.) Co.       35,370         867,626
    Great Lakes Chemical
      Corp.(sec.)            60,000       1,473,600
    Hercules, Inc.*         115,000       1,167,250
    MacDermid, Inc.         104,200       2,368,466
    Omnova Solutions,
      Inc.*                  95,800         340,090
    TETRA Technologies,
      Inc.*                   4,000         106,400
                                       ------------
                                         10,366,374
                                       ------------
  CLOTHING & APPAREL -- 0.5%
    Burlington Coat
      Factory Warehouse
      Corp.                   8,000         142,000
    Hartmarx Corp.*         125,000         291,250
    Wolverine World Wide,
      Inc.                   27,000         497,880
                                       ------------
                                            931,130
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 0.3%
    Baldwin Technology
      Co., Inc. Cl-A*        82,600          25,606
    BNS Co.*                 50,000         232,500
    Intergraph Corp.*         5,100         104,040
    Keane, Inc.*              1,000           9,640
    Storage Networks,
      Inc.*                  50,000          56,000
    Xanser Corp.*           100,000         175,000
                                       ------------
                                            602,786
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  CONGLOMERATES -- 0.4%
    Cendant Corp.*           50,000    $    714,000
    Pittston Brink's
      Group*                  4,820          61,455
                                       ------------
                                            775,455
                                       ------------
  CONSTRUCTION -- 0.1%
    Fleetwood Enterprises,
      Inc.*(sec.)            15,000          75,600
    KB Home(sec.)             1,000          49,270
                                       ------------
                                            124,870
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 5.1%
    Aaron Rents, Inc. Cl-A   15,000         317,250
    Aaron Rents, Inc. Cl-B   32,000         715,200
    Alberto Culver Co.
      Cl-B                    2,020          96,314
    Aviall, Inc.*            22,000         180,400
    Bowlin Travel Centers,
      Inc.*                   6,000          11,910
    Chemed Corp.             40,200       1,401,371
    Church and Dwight Co.,
      Inc.(sec.)             25,330         797,135
    Culp, Inc.*               8,000          41,600
    Dollar Thrifty
      Automotive Group,
      Inc.*                   3,560          58,420
    Elizabeth Arden, Inc.*   63,000         800,100
    Energizer Holdings,
      Inc.*                  25,000         720,500
    Fortune Brands, Inc.     10,000         484,000
    GC Companies, Inc.*     150,000          28,500
    Jarden Corp.*             2,000          59,000
    Marine Products Corp.    12,000         120,000
    Oil-Dri Corp. of
      America                56,000         624,960
    Packaged Ice, Inc.*     120,000         262,800
    Rayovac Corp.*           20,000         208,000
    Revlon, Inc.
      Cl-A*(sec.)            70,000         225,400
    Rollins, Inc.            29,000         702,380
    ServiceMaster Co.         3,360          30,408
    The Dial Corp.           30,000         624,900
    The Scotts Co.
      Cl-A*(sec.)             4,000         227,800
    Weider Nutrition
      International, Inc.*   65,500         115,280
                                       ------------
                                          8,853,628
                                       ------------
  CONTAINERS & PACKAGING -- 0.9%
    Crown Holdings, Inc.*    30,000         159,000
    Greif Brothers Corp.
      Cl-A                   26,000         531,700
    Pactiv Corp.*            42,000         861,840
                                       ------------
                                          1,552,540
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 7.1%
    Agere Systems, Inc.
      Cl-A*(sec.)           135,000         241,650
    Agere Systems, Inc.
      Cl-B*                  65,810         112,535
    AMETEK, Inc.             38,000       1,432,600
    Baldor Electric Co.      70,000       1,556,800
    Belden Corp.             39,000         463,710
    BMC Industries, Inc.     14,650          21,243
    C & D Technologies,
      Inc.                    4,000          53,200

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    CTS Corp.                95,000    $    793,250
    Electro Rental Corp.*    38,000         379,240
    ESCO Technologies,
      Inc.*                   1,500          58,815
    FLIR Systems,
      Inc.*(sec.)             1,500          78,120
    Franklin Electric Co.,
      Inc.                   28,000       1,451,240
    GrafTech International
      Ltd.*                  35,000         140,700
    Katy Industries, Inc.*   28,000          96,600
    Lamson & Sessions Co.*   99,000         453,420
    Landauer, Inc.           16,000         613,600
    Lecroy Corp.*             3,000          30,420
    Littelfuse, Inc.*         8,000         156,480
    Magnetek, Inc.*          42,000          90,720
    Methode Electronics,
      Inc. Cl-A              18,000         189,000
    Oak Technology, Inc.*   185,000         900,950
    Park Electrochemical
      Corp.                  12,000         214,080
    Parker-Hannifin Corp.     3,000         122,040
    Pentair, Inc.             8,340         321,424
    Rockwell Automation,
      Inc.                    4,000          91,200
    SL Industries, Inc.*     14,000          84,700
    Thomas & Betts Corp.*   119,700       1,892,456
    Trans-Lux Corp.          14,000          74,830
                                       ------------
                                         12,115,023
                                       ------------
  ENTERTAINMENT & LEISURE -- 3.7%
    Brunswick Corp.(sec.)     4,050          88,412
    Dover Downs Gaming &
      Entertainment, Inc.    75,000         745,500
    Dover Motorsports,
      Inc.                  112,000         375,200
    Gaylord Entertainment
      Co. Cl-A*              62,680       1,304,370
    International Speedway
      Corp. Cl-A              4,000         157,240
    Magna Entertainment
      Corp.*                190,000         921,500
    Metro-Goldwyn-Mayer,
      Inc.*                  45,000         501,750
    Pinnacle
      Entertainment, Inc.*   10,000          53,400
    Six Flags, Inc.*(sec.)  210,000       1,234,800
    Station Casinos,
      Inc.*(sec.)             1,270          27,445
    The Topps Co., Inc.*     36,100         336,091
    Vivendi Universal
      SA [ADR]               20,000         328,200
    World Wrestling
      Entertainment, Inc.*   35,000         317,800
                                       ------------
                                          6,391,708
                                       ------------
  ENVIRONMENTAL SERVICES -- 1.9%
    Allied Waste
      Industries, Inc.*     165,000       1,369,500
    Catalytica Energy
      Systems, Inc.*         45,000         136,350
    CUNO, Inc.*               8,000         286,720
    Newpark Resources,
      Inc.*                  70,000         328,300

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Republic Services,
      Inc.*                  35,000    $    751,100
    Waste Connections,
      Inc.*                  12,000         403,680
                                       ------------
                                          3,275,650
                                       ------------
  EQUIPMENT SERVICES -- 0.3%
    Gerber Scientific,
      Inc.*                  38,000         313,500
    Industrial
      Distribution Group,
      Inc.*                  70,000         210,000
                                       ------------
                                            523,500
                                       ------------
  FARMING & AGRICULTURE -- 0.0%
    Delta & Pine Land Co.     3,090          71,873
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.3%
    Community First
      Bankshares, Inc.       20,000         538,420
    Crazy Woman Creek
      Bancorp, Inc.           5,600          81,228
    First Republic Bank*     20,000         502,000
    Hibernia Corp. Cl-A      12,000         217,440
    Riggs National Corp.     22,000         304,480
    Silicon Valley
      Bancshares*            20,000         467,600
    TCF Financial Corp.       2,070          81,972
                                       ------------
                                          2,193,140
                                       ------------
  FINANCIAL SERVICES -- 1.0%
    BKF Capital Group,
      Inc.*                  48,000         813,600
    CIT Group, Inc.(sec.)    13,800         281,106
    Interactive Data
      Corp.*                 35,000         560,000
                                       ------------
                                          1,654,706
                                       ------------
  FOOD -- 6.7%
    Archer Daniels Midland
      Co.                    40,000         443,200
    Corn Products
      International, Inc.    70,000       2,091,600
    Del Monte Foods Co.*    169,310       1,346,015
    Flowers Foods,
      Inc.(sec.)             80,000       2,264,000
    Hain Celestial Group, Inc.*  10,000      172,600
    Ingles Markets, Inc.
      Cl-A                   67,600         667,212
    John B. Sanfillippo &
      Sons, Inc.*             4,000          75,196
    Performance Food Group
      Co.*                    6,800         238,544
    Sensient Technologies
      Corp.                 105,000       2,320,499
    Suprema Specialties,
      Inc.*+(sec.)            1,000               0
    The J.M. Smucker
      Co.(sec.)               9,000         326,520
    Tootsie Roll
      Industries, Inc.       11,072         320,867
    Twinlab Corp.*          111,500          41,255
    Weis Markets, Inc.       38,000       1,214,480
    Wild Oats Markets,
      Inc.*                   7,340          79,419
                                       ------------
                                         11,601,407
                                       ------------

ASAF GABELLI SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
HEALTHCARE SERVICES -- 0.0%
    Apria Healthcare
      Group, Inc.*            1,240    $     29,078
    Laboratory Corp. of
      America
      Holdings*(sec.)           640          18,854
                                       ------------
                                             47,932
                                       ------------
  HOTELS & MOTELS -- 1.2%
    Aztar Corp.*             65,000         925,600
    Boca Resorts, Inc.
      Cl-A*                  40,000         496,000
    Kerzner International
      Ltd.*                  20,000         462,400
    La Quinta Corp.*         40,000         135,600
    Trump Hotels & Casino
      Resorts, Inc.*          6,000          12,300
    Wyndham International,
      Inc. Cl-A*             80,000          16,000
                                       ------------
                                          2,047,900
                                       ------------
  INDUSTRIAL PRODUCTS -- 3.5%
    Acuity Brands, Inc.      38,000         578,740
    Barnes Group, Inc.       13,000         273,520
    Crane Co.                85,000       1,660,050
    Donaldson Co., Inc.      18,000         718,560
    Kaman Corp. Cl-A        110,000       1,101,100
    National Services
      Industries, Inc.        1,070           9,855
    Precision Castparts
      Corp.(sec.)            27,000         747,630
    Robbins & Myers, Inc.    22,000         378,180
    Roper Industries, Inc.   15,000         458,850
    Standex International
      Corp.                   8,000         168,880
                                       ------------
                                          6,095,365
                                       ------------
  INSURANCE -- 1.3%
    Alleghany Corp.*          8,160       1,387,037
    Argonaut Group, Inc.     28,000         282,240
    Everest Reinsurance
      Group Ltd.              3,000         208,950
    Midland Co.               6,000         122,340
    ProAssurance Corp.*       5,000         129,450
    Triad Guaranty, Inc.*     1,500          59,760
    UnumProvident Corp.       5,000          57,500
                                       ------------
                                          2,247,277
                                       ------------
  INTERNET SERVICES -- 0.1%
    J Net Enterprises,
      Inc.*                 120,000         180,000
                                       ------------
  LUMBER & WOOD PRODUCTS -- 0.1%
    Deltic Timber Corp.      10,500         256,830
                                       ------------
  MACHINERY & EQUIPMENT -- 6.3%
    Albany International
      Corp. Cl-A              2,340          55,552
    Carbo Ceramics, Inc.     14,000         526,680
    CLARCOR, Inc.            44,333       1,658,497
    Denison International
      PLC [ADR]*             65,000       1,186,250
    Flowserve Corp.*         55,000         849,200

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Gardner Denver, Inc.*    20,000    $    396,600
    Gencorp, Inc.           130,000         988,000
    Graco, Inc.              33,000       1,013,100
    IDEX Corp.               30,000         955,500
    Lone Star
      Technologies, Inc.*     9,000         191,070
    Smith, (A.O.) Corp.      36,000       1,073,520
    SPS Technologies,
      Inc.*                  51,500       1,358,570
    Tennant Co.              20,560         678,686
                                       ------------
                                         10,931,225
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.7%
    Apogent Technologies,
      Inc.*(sec.)            23,060         396,171
    Cytyc Corp.*(sec.)        5,570          73,524
    Henry Schein, Inc.*       6,000         258,900
    INAMED Corp.*            16,000         596,640
    Inverness Medical
      Innovations,
      Inc.*(sec.)            15,000         277,500
    Invitrogen
      Corp.*(sec.)            9,010         294,627
    Ocular Sciences, Inc.*    4,000          58,000
    Orthofix International
      NV*                     5,000         140,750
    Owens & Minor, Inc.      44,000         818,400
    Sola International,
      Inc.*                  30,000         420,300
    Sybron Dental
      Specialties, Inc.*    143,600       2,922,260
    Viasys Healthcare,
      Inc.*                   4,000          64,800
                                       ------------
                                          6,321,872
                                       ------------
  METALS & MINING -- 0.9%
    Barrick Gold
      Corp.(sec.)            43,000         642,850
    Layne Christensen Co.*    7,000          52,150
    Material Sciences
      Corp.                  80,220         645,771
    WHX Corp.*(sec.)         25,000          49,500
    Worthington
      Industries, Inc.       10,000         134,300
                                       ------------
                                          1,524,571
                                       ------------
  OFFICE EQUIPMENT -- 0.9%
    Danka Business Systems
      PLC [ADR]*              5,320          20,695
    Hon Industries, Inc.      1,860          55,019
    McGrath Rentcorp         35,000         866,249
    Nashua Corp.*            60,000         532,500
    Office Depot, Inc.*       4,260          53,932
                                       ------------
                                          1,528,395
                                       ------------
  OIL & GAS -- 5.1%
    Callon Petroleum Co.*    65,000         302,900
    Devon Energy
      Corp.(sec.)            19,000         897,750
    EOG Resources, Inc.       9,800         366,324
    Equitable Resources,
      Inc.                   12,500         480,250
    Forest Oil Corp.*        39,000         810,420
    Gyrodyne Co. of
      America, Inc.*          6,000         101,460
    Key Energy Services,
      Inc.*                   6,790          68,375
    Lufkin Industries,
      Inc.                   10,000         221,800

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    ONEOK, Inc.(sec.)        95,700    $  1,815,429
    Penn Virginia Corp.       7,000         272,720
    Rowan Companies,
      Inc.(sec.)             23,000         471,500
    Southern Union Co.*      30,000         418,500
    W-H Energy Services,
      Inc.*                  12,000         216,000
    Watts Industries, Inc.   43,000         703,050
    XTO Energy, Inc.(sec.)   89,000       1,735,500
                                       ------------
                                          8,881,978
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.5%
    Boise Cascade Corp.       7,000         160,790
    Schweitzer-Mauduit
      International, Inc.    20,000         437,800
    Wausau-Mosinee Paper
      Corp.                  20,000         212,800
                                       ------------
                                            811,390
                                       ------------
  PERSONAL SERVICES -- 0.6%
    Matthews International
      Corp. Cl-A             16,000         376,960
    Whitman Education
      Group, Inc.*           50,000         721,500
                                       ------------
                                          1,098,460
                                       ------------
  PHARMACEUTICALS -- 0.0%
    Bone Care
      International, Inc.*    5,000          38,800
                                       ------------
  PRINTING & PUBLISHING -- 2.9%
    Bowne & Co., Inc.         4,800          54,144
  Hollinger International,
      Inc.                    9,430          87,699
    Journal Register Co.*    66,500       1,177,715
    Lee Enterprises,
      Inc.(sec.)              5,000         179,350
    McClatchy Co.            11,000         644,600
    Nelson, (Thomas),
      Inc.*                  15,500         143,375
    PRIMEDIA, Inc.*         209,800         545,480
    Pulitzer, Inc.           46,800       2,182,284
    Scholastic
      Corp.*(sec.)            1,180          33,524
                                       ------------
                                          5,048,171
                                       ------------
  REAL ESTATE -- 0.4%
    Glenborough Realty
      Trust, Inc. [REIT]     10,000         165,800
    Harbor Global Co.        17,500         133,875
    Innkeepers USA Trust
      [REIT]                 25,000         188,500
    Sun Communities, Inc.
      [REIT]                  5,000         192,700
                                       ------------
                                            680,875
                                       ------------
  RESTAURANTS -- 1.0%
    Denny's Corp.*            5,000           3,000
    IHOP Corp.                1,330          34,979
    The Steak 'n Shake
      Co.*                   75,000         867,750

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Triarc Companies,
      Inc.*                  26,280    $    727,956
    Wendy's International,
      Inc.                    1,500          43,560
                                       ------------
                                          1,677,245
                                       ------------
  RETAIL & MERCHANDISING -- 1.4%
    Blockbuster, Inc. Cl-A   18,000         321,840
    Bon-Ton Stores, Inc.*     6,000          24,360
    Dillard's, Inc. Cl-A      1,970          27,541
    Fred's, Inc.              2,000          64,900
    Goody's Family
      Clothing, Inc.*         8,000          39,360
    Griffin Land &
      Nurseries Co.*         13,000         153,140
    Hancock Fabrics, Inc.     1,500          23,400
    Hasbro, Inc.              6,420         102,720
    The Neiman Marcus
      Group, Inc.
      Cl-A*(sec.)            35,000       1,121,750
    The Neiman Marcus
      Group, Inc. Cl-B*      16,000         481,600
    The Sports Authority,
      Inc.*                   5,600          48,328
                                       ------------
                                          2,408,939
                                       ------------
  SEMICONDUCTORS -- 0.3%
    Axcelis Technologies,
      Inc.*                  93,950         533,636
                                       ------------
  TELECOMMUNICATIONS -- 4.0%
    Acme Communications,
      Inc.*                 135,300         940,335
    Airgate PCS, Inc.*       30,000           4,500
    Allen Telecom, Inc.*     75,000       1,014,750
    AO VimpelCom [ADR]*      22,000         876,920
    BroadWing, Inc.*        200,000         926,000
    Centennial
      Communications,
      Inc.*                  50,000          95,500
    Corning, Inc.*           70,000         379,400
    D & E Communications,
      Inc.                   74,842         808,294
    Dobson Communications
      Corp.*                 82,000         229,600
    Loral Space &
      Communications Ltd.*  150,000          40,500
    Lucent Technologies,
      Inc.*(sec.)            85,000         153,000
    Nextel Communications,
      Inc. Cl-A*(sec.)       30,000         443,700
    Plantronics, Inc.*        6,000         111,000
    Rural Cellular Corp.*    50,000          60,000
    Stratos Lightwave,
      Inc.*                  10,000          37,800
    Sycamore Networks,
      Inc.*                  30,000          96,900
    Triton PCS Holdings,
      Inc.*                  20,000          57,000
    Western Wireless Corp.
      Cl-A*(sec.)            90,000         550,800
                                       ------------
                                          6,825,999
                                       ------------

ASAF GABELLI SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
TRANSPORTATION -- 0.6%
    GATX Corp.(sec.)         45,000    $    847,800
    Hub Group, Inc. Cl-A*     2,000          13,600
    Ryder System, Inc.        9,000         223,560
                                       ------------
                                          1,084,960
                                       ------------
  UTILITIES -- 6.7%
    Allegheny Energy,
      Inc.(sec.)             10,500          87,150
    Allete Corp.              4,590         109,058
    Alliant Energy Corp.      5,200          91,312
    Aquila, Inc.             80,000         222,400
    CH Energy Group, Inc.    44,000       1,850,200
    Connecticut Water
      Service, Inc.          23,000         586,500
    DPL, Inc.                28,000         387,520
    DQE, Inc.(sec.)         180,000       2,448,000
    El Paso Electric Co.*   155,000       1,757,700
    Florida Public
      Utilities Co.           8,000         118,400
    Maine Public Service
      Co.                     5,000         152,500
    MGE Energy, Inc.         28,000         808,892
    Northeast Utilities
      Co.(sec.)             140,000       2,088,800
    Southwest Gas Corp.      10,000         207,600
    TXU Corp.(sec.)           7,000         139,440
    Westar Energy, Inc.      35,000         492,100
                                       ------------
                                         11,547,572
                                       ------------
TOTAL COMMON STOCK
  (Cost $167,218,484)                   170,429,297
                                       ------------
                              PAR
                             (000)
                             -----
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED -- 11,9%
  CERTIFICATES OF DEPOSITS -- 5.8%
    American Express
      Centurion
     1.34%, 01/27/04 [FRN]  $   546         545,780
    Bear Stearns Co., Inc.
     1.37%, 01/16/04 [FRN]    2,065       2,065,085
    Dresdner Bank
     1.78%, 10/06/03 [FRN]      717         716,804

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
 Goldman Sachs Group, Inc.
     1.30%, 03/08/04 [FRN]  $ 1,564    $  1,564,332
    KBC Bank
      1.26%, 05/01/03 [VR]      645         645,281
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03         1,125       1,125,254
    Morgan Stanley
     1.33%, 11/07/03 [FRN]      390         390,129
    National City Bank
     1.59%, 11/10/03 [FRN]    3,004       3,004,062
                                       ------------
                                         10,056,727
                                       ------------
  COMMERCIAL PAPER -- 2.8%
    Concorde Minuteman
      Capital
      1.27%, 05/15/03         2,000       2,000,363
    Enterprise Funding
      Corp.
      1.27%, 05/15/03           731         730,525
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03         2,120       2,120,487
                                       ------------
                                          4,851,375
                                       ------------
                            SHARES
                            ------
  NON-REGISTERED INVESTMENT COMPANIES -- 3.3%
    Institutional Money
      Market Trust          5,586,162     5,586,162
                                       ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $20,494,264)                     20,494,264
                                       ------------
TOTAL INVESTMENTS -- 110.6%
  (Cost $187,712,748)                   190,923,561
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (10.6%)                     (18,370,057)
                                       ------------
NET ASSETS -- 100.0%                   $172,553,504
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

------------------------------------------------------
                              SHARES         VALUE
------------------------------------------------------
COMMON STOCK -- 99.1%
  BEVERAGES -- 5.1%
    PepsiCo, Inc.              599,100   $  25,929,048
                                         -------------
  BROADCASTING -- 17.6%
    Clear Channel
      Communications, Inc.*    544,700      21,303,217
    Entravision
      Communications Corp.
      Cl-A*                    418,000       3,180,980
    Liberty Media Corp.
      Cl-A*                  2,015,800      22,173,800
    Scripps, (E.W.) Co.
      CI-A                      61,600       4,881,800
    Univision
      Communications, Inc.
      Cl-A*(sec.)            1,004,162      30,406,026
    Westwood One, Inc.*        247,000       8,620,300
                                         -------------
                                            90,566,123
                                         -------------
  BUSINESS SERVICES -- 5.1%
    First Data Corp.(sec.)     667,500      26,186,025
                                         -------------
  CABLE TELEVISION -- 4.9%
    Cablevision Systems New
      York Group
      Cl-A*(sec.)            1,118,800      25,083,496
                                         -------------
  COMPUTER HARDWARE -- 3.1%
    Dell Computer
      Corp.*(sec.)             539,200      15,588,272
                                         -------------
  COMPUTER SERVICES & SOFTWARE -- 9.0%
    Cisco Systems,
      Inc.*(sec.)              822,700      12,373,408
    EMC Corp.*(sec.)           299,700       2,724,273
    Intuit, Inc.*              170,300       6,604,234
    Microsoft Corp.            942,006      24,087,093
                                         -------------
                                            45,789,008
                                         -------------
  CONGLOMERATES -- 3.6%
    Cendant Corp.*(sec.)     1,297,000      18,521,160
                                         -------------
  CONSUMER PRODUCTS & SERVICES -- 2.5%
    Energizer Holdings,
      Inc.*                    146,500       4,222,130
    Johnson & Johnson
      Co.(sec.)                148,300       8,358,188
                                         -------------
                                            12,580,318
                                         -------------
  ENTERTAINMENT & LEISURE -- 14.2%
    AOL Time Warner,
      Inc.*(sec.)              632,876       8,657,744
    Harrah's Entertainment,
      Inc.*                    489,400      19,277,466
    Metro-Goldwyn-Mayer,
      Inc.*                    446,055       4,973,513
    Viacom, Inc.
      Cl-B*(sec.)              910,850      39,539,998
                                         -------------
                                            72,448,721
                                         -------------

------------------------------------------------------
                              SHARES         VALUE
------------------------------------------------------
  FINANCIAL SERVICES -- 13.2%
    AMBAC Financial Group,
      Inc.                      90,600   $   5,286,510
    Fannie Mae                 287,484      20,810,967
    Freddie Mac                353,100      20,444,490
    Moody's Corp.               86,000       4,152,940
    Schwab, (Charles)
      Corp.(sec.)            1,931,400      16,667,982
                                         -------------
                                            67,362,889
                                         -------------
  FOOD -- 2.1%
    Wrigley, (Wm., Jr.) Co.    189,200      10,729,532
                                         -------------
  HOTELS & MOTELS -- 0.6%
    Starwood Hotels &
      Resorts Worldwide,
      Inc.(sec.)               105,565       2,833,365
                                         -------------
  INTERNET SERVICES -- 1.4%
    Sabre Holdings
      Corp.(sec.)              339,600       7,101,036
                                         -------------
  PHARMACEUTICALS -- 8.3%
    Lilly, (Eli) &
      Co.(sec.)                175,100      11,174,882
    Pfizer, Inc.               473,300      14,553,975
    Wyeth                      381,600      16,611,048
                                         -------------
                                            42,339,905
                                         -------------
  PRINTING & PUBLISHING -- 1.3%
    McGraw-Hill Companies,
      Inc.                      84,600       4,939,794
    Valassis
      Communications,
      Inc.*(sec.)               68,000       1,808,800
                                         -------------
                                             6,748,594
                                         -------------
  RETAIL & MERCHANDISING -- 2.2%
    Family Dollar Stores,
      Inc.(sec.)               257,200       8,793,668
    Walgreen Co.                84,100       2,595,326
                                         -------------
                                            11,388,994
                                         -------------
  TELECOMMUNICATIONS -- 4.9%
    EchoStar Communications
      Corp. Cl-A*(sec.)        505,900      15,156,764
    QUALCOMM, Inc.(sec.)       311,600       9,936,924
                                         -------------
                                            25,093,688
                                         -------------
TOTAL COMMON STOCK
  (Cost $523,842,434)                      506,290,174
                                         -------------

ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

------------------------------------------------------
                                PAR
                               (000)         VALUE
------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 26.2%
  CERTIFICATES OF DEPOSITS -- 7.8%
    American Express
      Centurion
      1.34%, 01/27/04 [FRN]  $   2,689   $   2,689,031
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]         983         982,753
      1.37%, 01/16/04 [FRN]      7,532       7,531,709
    KBC Bank
      1.26%, 05/01/03            5,692       5,692,129
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03            4,859       4,858,785
    Morgan Stanley
      1.33%, 11/07/03 [FRN]     10,892      10,892,405
      1.59%, 11/10/03 [FRN]      7,115       7,114,791
                                         -------------
                                            39,761,603
                                         -------------

------------------------------------------------------
                                PAR
                               (000)         VALUE
------------------------------------------------------
  COMMERCIAL PAPER -- 8.7%
    Concord Minutemen
      Capital
      1.27%, 05/15/03        $  17,459   $  17,458,676
    Enterprise Funding
      Corp.
      1.27%, 05/15/03            3,017       3,016,632
    Fairway Finance Corp.
      1.27%, 05/15/03            4,880       4,880,025
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03               74          73,554
    Scaldis Capital LLC
      1.27%, 05/15/03           13,085      13,084,607
    Sheffield Receivables
      Corp.
      1.27%, 05/20/03            6,051       6,050,777
                                         -------------
                                            44,564,271
                                         -------------
                              SHARES
                              ------
  NON-REGISTERED INVESTMENT COMPANIES -- 9.7%
    Institutional Money
      Market Trust           49,466,114     49,466,114
                                         -------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $133,791,988)                      133,791,988
                                         -------------
TOTAL INVESTMENTS -- 125.3%
  (Cost $657,634,422)                      640,082,162
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (25.3%)                 (129,055,973)
                                         -------------
NET ASSETS -- 100.0%                     $ 511,026,189
                                         =============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO CAPITAL INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 81.5%
  AEROSPACE -- 2.1%
    Lockheed Martin
      Corp.(sec.)            39,700    $  1,986,985
    United Technologies
      Corp.                  31,600       1,953,196
                                       ------------
                                          3,940,181
                                       ------------
  BEVERAGES -- 2.8%
    Anheuser-Busch
      Companies, Inc.        74,300       3,706,084
    Coors, (Adolph) Co.
      Cl-B                   30,300       1,621,959
                                       ------------
                                          5,328,043
                                       ------------
  BUSINESS SERVICES -- 1.1%
    Accenture Ltd. Cl-A*    128,200       2,053,764
                                       ------------
  CHEMICALS -- 2.1%
    Dow Chemical Co.         69,300       2,261,952
    Olin Corp.(sec.)         99,300       1,799,316
                                       ------------
                                          4,061,268
                                       ------------
  COMPUTER HARDWARE -- 2.8%
    Hewlett-Packard Co.     159,600       2,601,480
    International Business
      Machines Corp.         33,100       2,810,190
                                       ------------
                                          5,411,670
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 2.3%
    Microsoft Corp.         136,500       3,490,305
    PeopleSoft, Inc.*        59,100         888,273
                                       ------------
                                          4,378,578
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 1.7%
    Gillette Co.            105,500       3,212,475
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.2%
    General Electric
      Co.(sec.)             141,700       4,173,065
                                       ------------
  ENTERTAINMENT & LEISURE -- 0.4%
    Harrah's
      Entertainment, Inc.*   17,700         697,203
                                       ------------
  ENVIRONMENTAL SERVICES -- 1.2%
    Waste Management, Inc.  102,200       2,219,784
                                       ------------
  FINANCIAL -- BANK & TRUST -- 7.0%
    Bank of America
      Corp.(sec.)            44,000       3,258,200
    Bank of New York Co.,
      Inc.(sec.)            107,300       2,838,085
    Charter One Financial,
      Inc.                  108,147       3,141,670
    Wells Fargo & Co.        86,800       4,188,968
                                       ------------
                                         13,426,923
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  FINANCIAL SERVICES -- 8.2%
    Citigroup, Inc.          54,200    $  2,127,350
    J.P. Morgan Chase &
      Co.(sec.)             108,400       3,181,540
    Janus Capital Group,
      Inc.                  137,400       1,909,860
    John Hancock Financial
      Services, Inc.         73,800       2,141,676
    Lehman Brothers
      Holdings, Inc.         59,500       3,746,716
    Merrill Lynch & Co.,
      Inc.(sec.)             62,700       2,573,835
                                       ------------
                                         15,680,977
                                       ------------
  FOOD -- 4.1%
    Heinz, (H.J.) Co.        61,000       1,822,680
    Hershey Foods
      Corp.(sec.)            29,800       1,944,450
    Kellogg Co.              81,800       2,678,132
    Tasty Baking Co.        140,000       1,253,000
                                       ------------
                                          7,698,262
                                       ------------
  INDUSTRIAL PRODUCTS -- 2.8%
    Illinois Tool Works,
      Inc.                   41,200       2,635,976
    SPX Corp.*(sec.)         26,000         878,800
    The Timken Co.          103,300       1,828,410
                                       ------------
                                          5,343,186
                                       ------------
  INSURANCE -- 0.6%
    American International
      Group, Inc.(sec.)      19,800       1,147,410
                                       ------------
  METALS & MINING -- 1.4%
    Alcoa, Inc.(sec.)       112,400       2,577,332
                                       ------------
  OIL & GAS -- 5.8%
    Apache Corp.             30,807       1,763,701
    BP PLC [ADR]             63,500       2,447,290
    Exxon Mobil Corp.       144,600       5,089,920
    Kerr-McGee Corp.         22,400         943,264
    Noble Corp.*             24,800         767,560
                                       ------------
                                         11,011,735
                                       ------------
  PAPER & FOREST PRODUCTS -- 2.9%
    Bowater, Inc.(sec.)      57,500       2,238,475
    International Paper
      Co.                    44,900       1,605,175
    Temple-Inland,
      Inc.(sec.)             37,100       1,680,630
                                       ------------
                                          5,524,280
                                       ------------
  PHARMACEUTICALS -- 7.7%
    Bristol-Meyers Squibb
      Co.                   124,500       3,179,730
    Lilly, (Eli) &
      Co.(sec.)              47,400       3,025,068
    Merck & Co., Inc.        64,900       3,775,882
    Pfizer, Inc.            154,280       4,744,110
                                       ------------
                                         14,724,790
                                       ------------

ASAF INVESCO CAPITAL INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
PRINTING & PUBLISHING -- 3.8%
    Gannett Co., Inc.        35,200    $  2,665,344
    Knight-Ridder,
      Inc.(sec.)             14,400         929,520
    McGraw-Hill Companies,
      Inc.                   61,700       3,602,663
                                       ------------
                                          7,197,527
                                       ------------
  RAILROADS -- 1.2%
    Kansas City Southern
      Industries, Inc.*      25,000         276,750
    Norfolk Southern Corp.   96,700       2,051,007
                                       ------------
                                          2,327,757
                                       ------------
  RESTAURANTS -- 1.0%
    McDonald's Corp.        114,800       1,963,080
                                       ------------
  RETAIL & MERCHANDISING -- 3.4%
    Target Corp.            106,700       3,568,048
    Wal-Mart Stores, Inc.    52,300       2,945,536
                                       ------------
                                          6,513,584
                                       ------------
  SEMICONDUCTORS -- 4.4%
    Analog Devices, Inc.*    16,600         549,792
    Applied Materials,
      Inc.*(sec.)            76,300       1,113,980
    Intel Corp.             189,500       3,486,800
    Texas Instruments,
      Inc.                  170,400       3,150,696
                                       ------------
                                          8,301,268
                                       ------------
  TELECOMMUNICATIONS -- 6.1%
    BellSouth Corp.         100,000       2,549,000
    L-3 Communications
      Holdings,
      Inc.*(sec.)            23,000       1,021,200
    Nokia Corp. Cl-A [ADR]  203,900       3,378,623
    SBC Communications,
      Inc.                   97,272       2,272,274
    Verizon
      Communications, Inc.   65,700       2,455,866
                                       ------------
                                         11,676,963
                                       ------------
  UTILITIES -- 2.4%
    Dominion Resources,
      Inc.(sec.)             40,200       2,379,036
    FPL Group, Inc.(sec.)    34,300       2,087,841
                                       ------------
                                          4,466,877
                                       ------------
TOTAL COMMON STOCK
  (Cost $161,429,680)                   155,057,982
                                       ------------
---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.2%
  U.S. Treasury Notes
    5.875%, 11/15/04        $ 3,000    $  3,208,008
    5.75%, 11/15/05-
      08/15/10(sec.)          9,500      10,775,919
    5.625%, 05/15/08          4,750       5,365,462
                                       ------------
  (Cost $17,567,309)                     19,349,389
                                       ------------
CORPORATE OBLIGATIONS -- 5.1%
  BEVERAGES -- 0.2%
    Anheuser-Busch Co.,
      Inc.
      4.50%, 04/01/18           190         185,645
    Coca-Cola Enterprises,
      Inc.
      4.375%, 09/15/09          200         209,053
                                       ------------
                                            394,698
                                       ------------
  FINANCIAL SERVICES -- 0.6%
    CIT Group, Inc.
      5.75%, 09/25/07           175         186,870
    Ford Motor Credit
      Corp.
      7.25%,
      10/25/11(sec.)          1,025       1,029,171
                                       ------------
                                          1,216,041
                                       ------------
  HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.
      7.20%, 12/15/09           125         130,831
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.4%
    Chesapeake Corp.
      7.20%, 03/15/05           500         490,000
    International Paper
      Co.
      5.85%, 10/30/12            85          91,034
    Weyerhaeuser Co.
      6.75%, 03/15/12            90         100,994
                                       ------------
                                            682,028
                                       ------------
  RAILROADS -- 0.2%
    Burlington Northern
      Santa Fe Corp.
      6.125%, 03/15/09          175         197,437
    Union Pacific Corp.
      6.65%, 01/15/11           175         198,795
                                       ------------
                                            396,232
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
TELECOMMUNICATIONS -- 0.8%
    AT&T Wireless
      Services, Inc.
      8.125%, 05/01/12      $   320    $    377,003
    U.S. West
      Communications Corp.
      5.65%, 11/01/04           650         637,000
    Verizon Maryland, Inc.
      6.125%, 03/01/12          165         184,105
    VoiceStream Wireless
      Co.
      10.375%,
      11/15/09(sec.)            325         362,375
                                       ------------
                                          1,560,483
                                       ------------
  UTILITIES -- 2.8%
    Cleveland Electric
      Illuminating Co.
      Cl-D
      7.88%, 11/01/17           475         598,002
    Consumers Energy Co.
      7.375%, 09/15/23          500         525,000
    Duquesne Light Co.
      7.55%, 06/15/25         1,000       1,035,159
    Indiana Michigan Power
      Co.
      8.50%, 12/15/22           500         525,373
    Jersey Central Power &
      Light Co.
      7.98%, 02/16/23           500         523,463
    Public Service of New
      Mexico Cl-A
      7.10%, 08/01/05         1,000       1,074,517
    Public Service of New
      Mexico Cl-B
      7.50%, 08/01/18           460         492,006
    TXU Corp.
      7.875%, 04/01/24          500         521,877
                                       ------------
                                          5,295,397
                                       ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $9,111,525)                       9,675,710
                                       ------------
                            SHARES
                            ------
FOREIGN STOCK -- 1.0%
  CHEMICALS
    Potash Corp. of
      Saskatchewan,
      Inc. -- (CAD)
  (Cost $1,799,986)          30,000       1,846,500
                                       ------------
SHORT-TERM INVESTMENTS -- 1.9%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund             1,758,696     1,758,696
    Temporary Investment
      Fund                  1,758,696     1,758,696
                                       ------------
  (Cost $3,517,392)                       3,517,392
                                       ------------
---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 20.0%
  CERTIFICATES OF DEPOSITS -- 9.8%
    American Express Centurion
      1.34%, 01/27/04
      [FRN]                 $ 2,187    $  2,187,060
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]      432         431,762
      1.37%, 01/16/04
      [FRN]                   4,019       4,019,488
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04
      [FRN]                   2,016       2,015,627
    KBC Bank
      1.26%, 05/01/03         1,626       1,625,893
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03         1,224       1,223,777
    Morgan Stanley Dean
      Witter Corp.
      1.33%, 11/07/03
      [FRN]                   7,125       7,125,419
                                       ------------
                                         18,629,026
                                       ------------
  COMMERCIAL PAPER -- 2.3%
    Concorde Minuteman
      Capital
      1.27%, 05/15/03         2,228       2,228,276
    Crown Point
      1.27%, 05/23/03         1,419       1,418,886
    Fairway Finance Corp.
      1.27%, 05/15/03           141         141,304
    Scaldis Capital LLC
      1.27%, 05/15/03           624         623,847
                                       ------------
                                          4,412,313
                                       ------------
                            SHARES
                            ------
  NON-REGISTERED INVESTMENT COMPANIES -- 7.9%
    Institutional Money
      Market Trust          14,927,782   14,927,782
                                       ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $37,969,121)                     37,969,121
                                       ------------
TOTAL INVESTMENTS -- 119.7%
  (Cost $231,395,013)                   227,416,094
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (19.7%)               (37,451,960)
                                       ------------
NET ASSETS -- 100.0%                   $189,964,134
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
CERTIFICATES OF DEPOSIT -- 27.7%
     Bear Stearns Co.,
       Inc.
       1.94%, 05/24/04
       [FRN]                $10,000    $ 10,066,388
    Caterpillar Financial
      Services Corp.
      1.499%, 03/05/04
      [FRN]                   5,000       5,008,485
      1.429%, 04/02/04
      [FRN]                   5,000       5,007,937
    Deutsche Bank AG
      1.31%, 07/01/03        10,000      10,000,000
    Fifth Third Bank
      1.255%, 07/18/03       12,000      12,000,000
    Goldman Sachs Group, Inc.
      1.368%, 07/29/03
      [VR]+                   5,000       5,000,000
    HBOS Treasury Services PLC
      1.33%, 01/23/04         5,000       5,000,822
    J.P. Morgan Chase & Co.
      1.472%, 02/05/04
      [FRN]                   5,000       5,006,330
    John Hancock Global
      Funding II
      1.308%, 12/10/03
      [FRN] 144A              4,000       3,999,771
    Lehman Brothers Holdings, Inc.
      1.35%, 07/25/03
      [FRN]++                15,000      15,000,000
    Marshall & Ilsley
      Corp.
      1.18%, 06/18/03         6,000       6,000,000
    Merrill Lynch & Co.
      1.315%, 05/30/03
      [FRN]++                 5,000       5,000,000
      1.61%, 08/15/03
      [FRN]                   2,000       2,001,339
      1.44%, 10/01/03
      [FRN]                   5,000       5,000,922
    Natexis Banques
      Populaires NY
      1.27%, 05/19/03        11,000      11,000,000
                                       ------------
  (Cost $105,091,994)                   105,091,994
                                       ------------
TIME DEPOSIT -- 11.1%
    Caisse Des Depots
      1.36%, 05/01/03        11,000      11,000,000
    Citibank
      1.313%, 05/01/03        9,150       9,150,000
    Danske Bank
      1.344%, 05/01/03       11,000      11,000,000
    ING Belgium
      1.36%, 05/01/03        11,000      11,000,000
                                       ------------
  (Cost $42,150,000)                     42,150,000
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.2%
     Federal Home Loan Mortgage Corp.
      1.15%, 06/05/03       $12,000    $ 11,986,582
      1.24%, 08/14/03         5,000       4,981,917
                                       ------------
                                         16,968,499
                                       ------------
    Federal National Mortgage Assoc.
      1.23%, 05/28/03         5,000       4,995,388
      1.24%, 06/25/03        10,000       9,981,056
      1.28%, 01/02/04         3,000       2,973,760
                                       ------------
                                         17,950,204
                                       ------------
  (Cost $34,918,703)                     34,918,703
                                       ------------
CORPORATE OBLIGATIONS -- 2.1%
  RETAIL & MERCHANDISING
    Wal-Mart Stores, Inc.
      4.375%, 08/01/03
  (Cost $8,058,332)           8,000       8,058,332
                                       ------------
ASSET BACKED SECURITIES -- 0.3%
  Marshall & Ilsley Corp.
      Auto Loan Trust
      Series 2002-1 Cl-A1
      1.77%, 10/20/03
  (Cost $1,071,058)           1,071       1,071,058
                                       ------------
COMMERCIAL PAPER -- 48.2%
  CONSUMER PRODUCTS & SERVICES -- 0.7%
    Johnson & Johnson
      1.18%, 09/18/03++       2,500       2,488,528
                                       ------------
  FINANCIAL -- BANK & TRUST -- 22.4%
    Allied Irish Bank
      1.20%, 06/18/03         6,000       5,990,400
    Banco Bilbao Vizcaya
      Argentaria
      1.29%, 08/01/03++      10,000       9,967,033
    Bank of Ireland
      1.255%, 05/07/03++     11,000      10,997,699
    Credit Lyonnais
      1.16%, 06/10/03         2,000       1,997,422
      1.32%, 06/11/03        10,000       9,984,967
    Den Norske Bank
      1.19%, 06/17/03        11,000      10,982,910
    Irish Life and
      Permanent
      1.23%, 05/12/03++       2,500       2,499,060
    Lloyds TSB Bank PLC
      1.26%, 07/28/03        10,000       9,969,200
    Royal Bank of Canada
      1.21%, 05/19/03        11,000      10,993,345

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    ySociete Generale
      1.19%, 05/05/03       $ 2,000    $  1,999,736
      1.20%, 05/05/03        10,000       9,998,667
                                       ------------
                                         85,380,439
                                       ------------
  FINANCIAL SERVICES -- 22.2%
    Credit Agricole
      1.25%, 05/06/03        12,000      11,997,916
    Dexia Delaware LLC
      1.22%, 06/17/03         9,000       8,985,665
    General Electric Capital Corp.
      1.25%, 06/12/03        11,000      10,983,958
    Goldman Sachs Group, Inc.
      1.26%, 05/22/03         6,000       5,995,590
    KBC Financial Products
      International Ltd.
      1.26%, 05/02/03++      11,000      10,999,615
    Morgan Stanley & Co., Inc.
      1.27%, 05/14/03        10,000       9,995,414
    Prudential PLC
      1.24%, 07/07/03++       9,000       8,979,230
    Salomon Smith Barney
      Holdings
      1.25%, 05/13/03         5,000       4,997,917
    Spintab
      1.25%, 07/16/03        11,500      11,469,653
                                       ------------
                                         84,404,958
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
  OIL & GAS -- 2.9%
    TotalFinaElf SA
      1.26%, 08/11/03++     $11,000    $ 10,960,730
                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $183,234,655)                   183,234,655
                                       ------------
TOTAL INVESTMENTS -- 98.6%
  (Cost $374,524,742)                   374,524,742
OTHER ASSETS LESS
  LIABILITIES -- 1.4%                     5,223,631
                                       ------------
NET ASSETS -- 100.0%                   $379,748,373
                                       ============

++ Security is restricted as to resale and may not be resold except to qualified institutional buyers.
   At the end of the current reporting period, such securities amounted to 15.0% of the net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.
-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF PIMCO TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.0%
    Federal Home Loan Mortgage Corp.
      5.00%, 07/18/03           $ 2,210    $  2,261,798
      6.00%, 02/01/16-
         08/01/16                 1,376       1,438,231
      6.25%, 07/15/32               200         231,514
      6.50%, 12/15/23-
         08/01/32                 3,049       3,195,404
      7.00%, 02/15/27             3,967       4,182,096
      7.50%, 07/15/30             2,800       2,977,251
      7.83%, 07/01/30 [VR]           63          64,549
      8.50%, 08/01/24-
         12/01/25                   236         257,656
                                           ------------
                                             14,608,499
                                           ------------
    Federal Housing Authority
      6.68%, 01/01/09               616         631,513
                                           ------------
    Federal National Mortgage Assoc.
      3.672%, 09/01/40 [VR]       2,249       2,294,389
      4.475%, 05/01/36 [VR]      10,150      10,396,210
      4.549%, 01/01/28 [VR]         131         134,132
      5.00%, 06/01/18-
         06/17/18 [TBA]           9,000       9,239,058
      5.50%,
         12/01/16-05/19/18       44,858      46,686,882
      5.937%, 11/01/11            4,434       4,894,128
      6.00%,
         03/01/16-02/25/29       17,396      18,225,454
                                           ------------
                                             91,870,253
                                           ------------
    Government National Mortgage Assoc.
      4.50%, 05/20/30 [VR]        1,251       1,292,614
      5.50%, 05/21/33 [TBA]      24,000      24,779,999
      6.50%,
         01/15/29-05/21/33          865         910,130
      6.75%, 10/16/40             5,266       5,810,080
      6.875%, 02/15/40            4,922       5,135,629
                                           ------------
                                             37,928,452
                                           ------------
  (Cost $141,205,238)                       145,038,717
                                           ------------
CORPORATE OBLIGATIONS -- 21.1%
  AIRLINES -- 0.1%
    Continental Airlines,
      Inc.
      6.954%, 08/02/09            1,250         573,847
                                           ------------
  AUTOMOBILE MANUFACTURERS -- 1.1%
    DaimlerChrysler NA
      Holding Corp.
      2.322%, 08/01/03 [FRN]      1,300       1,300,415
      2.42%, 08/02/04 [FRN]         200         199,587
      2.053%, 08/16/04 [FRN]      5,000       4,978,299
                                           ------------
                                              6,478,301
                                           ------------
  BUSINESS SERVICES -- 0.2%
    Trinom Ltd.
      5.279%, 06/18/04 144A
      [FRN]                       1,000       1,008,420
                                           ------------
  ENTERTAINMENT & LEISURE -- 3.2%
    AOL Time Warner, Inc.
      7.625%, 04/15/31            4,600       5,091,515
      7.70%, 05/01/32             4,400       4,917,858

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
    The Walt Disney Co.
      6.375%, 03/01/12          $ 5,000    $  5,478,965
      7.00%, 03/01/32             3,000       3,361,728
                                           ------------
                                             18,850,066
                                           ------------
  FINANCIAL -- BANK & TRUST -- 1.5%
    Bank of America Corp.
      1.577%, 08/26/05 [FRN]      4,000       4,002,415
    Bank One Corp.
      5.90%, 11/15/11               500         549,506
    Popular North America,
      Inc. Cl-D
      6.625%, 01/15/04            3,000       3,101,118
    Wachovia Corp.
      4.95%, 11/01/06             1,100       1,184,104
                                           ------------
                                              8,837,143
                                           ------------
  FINANCIAL SERVICES -- 5.2%
    Banco Nacional de
      Comercio Exterior
      7.25%, 02/02/04             4,500       4,691,250
    Bear Stearns Co., Inc.
      2.047%, 08/19/02 [FRN]      2,400       2,404,706
    CIT Group, Inc.
      7.50%, 11/14/03             1,400       1,440,261
    Ford Motor Credit Co.
      1.609%, 06/02/03 [FRN]      2,300       2,299,011
      1.56%, 06/20/03 [FRN]         600         599,545
    Gemstone Investor Ltd.
      7.71%, 10/31/04 144A          900         870,750
    General Electric Capital
      Corp.
      6.125%, 02/22/11              800         891,992
    General Motors Acceptance
      Corp.
      2.115%, 07/21/03 [FRN]      2,700       2,698,385
      2.25%, 08/04/03 [FRN]         800         799,526
      2.58%, 01/20/04 [FRN]       2,800       2,794,204
      2.486%, 05/04/04 [FRN]      6,600       6,569,450
      2.442%, 05/10/04 [FRN]      1,100       1,093,816
      2.19%, 07/21/04 [FRN]         400         395,164
      8.00%, 11/01/31               200         208,906
    Goldman Sachs Group, Inc.
      4.125%, 01/15/08              600         619,892
    Household Finance Corp.
      1.77%, 05/28/04 [FRN]       1,200       1,203,552
    Premium Asset Trust
      2.105%, 11/27/04 144A
      [FRN]                         300         300,974
                                           ------------
                                             29,881,384
                                           ------------
  OIL & GAS -- 2.4%
    Amerada Hess Corp.
      7.875%, 10/01/29              500         596,622
    El Paso Corp.
      7.75%, 01/15/32             5,700       4,531,500
    Kerr McGee Corp.
      2.04%, 06/28/04 144A
      [FRN]                         350         350,083

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
    Pemex Project Funding
      Master Trust
      7.375%, 12/15/14          $ 6,900    $  7,503,750
    Williams Companies, Inc.
      9.25%, 03/15/04             1,000       1,012,500
                                           ------------
                                             13,994,455
                                           ------------
  PAPER & FOREST PRODUCTS -- 0.5%
    International Paper Co.
      3.07%, 06/20/04 144A
      [FRN]                       2,475       2,475,000
    Weyerhaeuser Co.
      7.95%, 03/15/25               500         591,556
                                           ------------
                                              3,066,556
                                           ------------
  REAL ESTATE -- 0.3%
    EOP Operating L.P.
      5.875%, 01/15/13            1,400       1,482,450
                                           ------------
  TELECOMMUNICATIONS -- 3.8%
    AT&T Wireless Services,
      Inc.
      7.875%, 03/01/11            3,700       4,251,707
    Qwest Capital Funding
      Corp.
      7.25%, 02/15/11               717         596,903
    Qwest Corp.
      7.625%, 06/09/03            5,000       5,024,999
    Sprint Capital Corp.
      6.125%, 11/15/08            2,500       2,562,500
      8.75%, 03/15/32             3,900       4,290,000
    Verizon Florida, Inc.
      6.125%, 01/15/13              400         443,679
    Verizon Pennsylvania
      5.65%, 11/15/11             4,500       4,853,835
                                           ------------
                                             22,023,623
                                           ------------
  UTILITIES -- 2.8%
    DTE Energy Co.
      7.11%, 11/15/03 144A
      [FRN]                       3,000       3,045,027
    Entergy Gulf Corp.
      2.639%, 09/01/04 144A
      [FRN]                       5,500       5,493,951
    National Rural Utilities
      Co.
      2.82%, 04/26/04 [FRN]         900         906,613
    Pacific Gas & Electric
      Co.
      7.583%, 10/31/49 144A
      [FRN]                       2,400       2,400,000
    PSE&G Power Co.
      7.75%, 04/15/11               500         593,984
    South Point Energy
      8.40%, 05/30/12 144A        4,201       3,762,807
                                           ------------
                                             16,202,382
                                           ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $119,908,150)                       122,398,627
                                           ------------

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.9%
    U.S. Treasury Bonds
      7.50%, 11/15/16           $14,100    $ 18,572,350
      8.75%, 05/15/17             4,100       5,961,818
      8.875%, 08/15/17            1,000       1,469,766
                                           ------------
                                             26,003,934
                                           ------------
    U.S. Treasury Inflationary Bonds [TIPS]
      3.375%, 01/15/07-
         01/15/12#                1,900       2,247,777
      3.875%, 01/15/09-
         04/15/29                19,200      25,105,043
      4.25%, 01/15/10               400         501,884
      3.00%, 07/15/12               500         546,906
                                           ------------
                                             28,401,610
                                           ------------
    U.S. Treasury Notes
      7.25%, 05/15/16             1,200       1,547,860
      5.20%, 11/15/16 [PO]        1,400         737,569
      5.26%, 05/15/17 [IO]+       2,100       1,071,624
                                           ------------
                                              3,357,053
                                           ------------
  (Cost $56,144,494)                         57,762,597
                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.7%
    ABN Amro Mortgage Corp.
      Series 2002-7 Cl-1A3
      5.50%, 09/25/32             1,119       1,139,553
    Bank of America
      Mortgage Securities
      Series 2002-3 Cl-1A6
      6.25%, 03/25/32               962         983,693
    Bear Stearns Trust
      Series 2001-10 Cl-VIA
      6.125%, 12/25/31 [ARM,
      VR]                           263         263,945
    Bear Stearns Trust
      Series 2001-8 Cl-VIA
      6.709%, 11/25/31 [ARM,
      VR]                           648         655,926
    Bear Stearns Trust
      Series 2002-8 Cl-3A
      6.16%, 08/25/32 [ARM,
      VR]                           186         191,030
    Bear Stearns Trust
      Series 2002-9 Cl-2A
      5.439%, 10/25/32 [ARM,
      VR]                           567         579,202
    Chase Mortgage Finance
      Corp.
      Series 1999-S8 Cl-A1
      6.35%, 07/25/29               608         609,898
    Countrywide Home Loans
      Corp.
      Series 1998-18 Cl-2A3
      6.75%, 11/25/28               275         275,784
    Countrywide Home Loans
      Corp.
      Series 2002-12 Cl-1A20
      6.50%, 08/25/32               349         351,024

ASAF PIMCO TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
    CS First Boston Mortgage
      Securities Corp.
      Series 2001-S18 Cl-A2
      2.18%, 08/25/31 [FRB]     $   810    $    810,633
    CS First Boston Mortgage
      Securities Corp.
      Series 2002-AR8 Cl-2A
      6.249%, 04/25/32 [VR]         478         491,500
    E-Trade Bank Trust
      Series 2001-01 Cl-A1
      7.034%, 09/25/31 [VR]         771         774,132
    First Horizon Asset
      Securities, Inc.
      Series 2001-7 Cl-A1
      6.75%, 11/25/31               257         263,700
    Freddie Mac
      Series 2504 Cl-L
      5.50%, 03/15/15               462         481,555
    General Motors Acceptance
      Corp.
      Series 2001-WT Cl-A2
      1.695%, 09/09/15 144A
      [VR]                        1,500       1,455,000
    Norwest Asset Securities
      Corp.
      Series 1999-18 Cl-A2
      6.00%, 07/25/29             5,200       5,311,802
    Norwest Asset Securities
      Corp.
      Series 1999-25 Cl-A4
      6.50%, 10/25/29             1,923       1,978,963
    PNC Mortgage Securities
      Corp.
      Series 1998-10 Cl-1A6
      6.50%, 12/25/28             1,009       1,011,471
    PNC Mortgage Securities
      Corp.
      Series 1998-10 Cl-1A8
      6.50%, 12/25/28                39          39,044
    Regal Trust IV
      Series 1999-1 Cl-A
      4.272%, 09/29/31 144A
      [FRB]                       5,404       5,191,444
    Residential Funding
      Mortgage Securities I
      Series 2002-S15 Cl-A1
      6.25%, 09/25/32               435         445,522
    Sequoia Mortgage Trust
      Series 8 Cl-2A
      2.12%, 08/20/32 [FRB]       2,253       2,348,842
    Small Business
      Administration
      Participation
      Certificates
      Series 2001-20A Cl-1
      6.29%, 01/01/21             1,247       1,374,766
    Small Business
      Administration
      Series 2000-P10B Cl-1
      7.449%, 08/01/10              478         545,202

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
    Small Business
      Administration
      Series 2001-P10B Cl-1
      6.344%, 08/01/11          $ 4,005    $  4,361,620
    Structured Asset Mortgage
      Investments, Inc.
      Series 2002-AR3 Cl-A1
      2.169%, 09/19/02 [FRB]      1,069       1,072,675
    Structured Asset
      Securities Corp.
      Series 2001-12 Cl -1A4
      5.80%, 09/25/31               241         243,508
    Structured Asset
      Securities Corp.
      Series 2001-15A Cl-2A1
      6.50%, 10/25/31 [VR]          532         554,431
    Structured Asset
      Securities Corp.
      Series 2002-13 Cl-3A1
      2.28%, 06/25/17 [FRB]       4,313       4,317,799
    Structured Asset
      Securities Corp.
      Series 2002-14A Cl-2A1
      6.15%, 07/25/32               655         680,508
    Structured Asset
      Securities Corp.
      Series 2002-1A Cl-4A
      6.32%, 02/25/32 [VR]          612         616,062
    Structured Asset
      Securities Corp.
      Series 2002-26 Cl-1A12
      5.60%, 01/25/33               300         301,261
    Torrens Trust
      Series 2000-1GA Cl-A
      2.06%, 07/15/31 144A
      [FRB]                         796         797,165
    United Mortgage
      Securities Corp.
      Series 1993-1 Cl-AA
      6.286%, 09/25/33 [VR]         594         604,982
    United Mortgage
      Securities Corp.
      Series 1994-1 Cl-A2
      5.328%, 06/25/32 [VR]       1,725       1,760,110
    Washington Mutual
      Series 2002-AR11 Cl-A1
      5.243%, 10/25/32 [VR]       3,891       4,015,936
    Wells Fargo Mortgage
      Backed Securities Trust
      Series 2001-25 Cl-IIA
      6.577%, 10/25/31 [VR]         552         553,908
    Wells Fargo Mortgage
      Backed Securities Trust
      Series 2001-25 Cl-IVA
      6.659%, 10/25/31 [VR]         668         670,598
    Wells Fargo Mortgage
      Backed Securities Trust
      Series 2002-22 Cl-2A1
      5.00%, 01/25/33             1,486       1,508,771

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
    Wells Fargo Mortgage
      Backed Securities Trust
      Series 2002-E Cl-2A1
      5.221%, 09/25/32 [VR]     $   661    $    675,292
                                           ------------
  (Cost $49,242,461)                         50,308,257
                                           ------------
MUNICIPAL BONDS -- 3.1%
  CALIFORNIA -- 0.4%
    California State
      5.25%, 02/01/33               300         303,855
    California State Public
      Works Board
      5.00%, 04/01/23             2,225       2,264,917
                                           ------------
                                              2,568,772
                                           ------------
  MICHIGAN -- 0.2%
    Detroit Michigan Water
      Supply System
      5.00%, 07/01/34             1,420       1,447,108
  NEVADA -- 1.1%
    Clark County General
      Obligation Bond (MBIA
      Insured)
      5.00%, 06/01/32             5,700       5,834,805
  NEW JERSEY -- 0.1%
    Tobacco Settlement
      Funding Corp.
      4.375%, 06/01/19              900         815,985
  NEW YORK -- 0.4%
    New York City
      Transitional Financial
      Authority
      5.00%, 02/01/33             2,500       2,546,150
  TEXAS -- 0.6%
    Norwest Texas Independent
      School District
      5.00%, 08/15/28             2,465       2,508,704
    University of Texas
      Revenue Bond
      Series B
      5.00%, 08/15/33               400         410,320
                                           ------------
                                              2,919,024
                                           ------------
  WASHINGTON -- 0.3%
    Energy Northwest
      Washington Electric
      Cl-A
      5.50%, 07/01/13               800         905,016
      5.50%, 07/01/14               700         794,381
                                           ------------
                                              1,699,397
                                           ------------
TOTAL MUNICIPAL BONDS
  (Cost $17,569,541)                         17,831,241
                                           ------------

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
SOVEREIGN ISSUES -- 2.5%
  BRAZIL -- 0.9%
    Republic of Brazil
   3.063%, 04/15/06 [BRB,FRN]   $   704    $    661,992
      11.00%, 01/11/12            2,500       2,425,000
      8.00%, 04/15/14 [FRN]         369         325,482
    8.00%, 04/15/14 [BRB,FRB]     1,478       1,301,928
      12.25%, 03/06/30              500         481,250
                                           ------------
                                              5,195,652
                                           ------------
  MEXICO -- 1.1%
    United Mexican States
      9.875%, 02/01/10              200         255,300
      6.375%, 01/16/13            4,200       4,410,000
      11.375%, 09/15/16             100         143,250
      8.30%, 08/15/31             2,000       2,268,000
                                           ------------
                                              7,076,550
                                           ------------
  PANAMA -- 0.3%
    Republic of Panama
      9.375%, 07/23/12              700         798,000
      8.875%, 09/30/27              700         729,750
                                           ------------
                                              1,527,750
                                           ------------
  PERU -- 0.2%
    Republic of Peru
      9.125%, 02/21/12              800         880,000
                                           ------------
TOTAL SOVEREIGN ISSUES
  (Cost $13,587,304)                         14,679,952
                                           ------------
ASSET BACKED SECURITIES -- 2.2%
    Ace Securities Corp.
      Series 2002-HE1 Cl-A
      2.17%, 06/25/32 [FRB]         770         771,135
    Ameriquest Mortgage
      Securities, Inc.
      Series 2000-1 Cl-A
      2.123%, 05/15/30 [FRB]        348         348,197
    Ameriquest Mortgage
      Securities, Inc.
      Series 2000-2 Cl-A
      2.103%, 07/15/30 [FRB]        170         170,626
    Bayview Financial
      Acquisition Trust
      Series 2001-AA Cl-A
   1.78%, 04/25/31 144A [FRB]       420         418,927
    Bayview Financial
      Acquisition Trust
      Series 2001-BA Cl-A
   2.11%, 07/25/31 144A [FRB]       153         152,310
    Brazos Student Loan
      Finance Corp.
      Series 1998-A Cl-A2
      2.40%, 06/01/23 [FRB]       3,597       3,636,975

ASAF PIMCO TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
    CDC Mortgage
      Capital Trust
      Series 2002-HE2 Cl-A
      2.12%, 01/25/33 [FRB]     $ 4,172    $  4,168,988
    Conseco Finance Trust
      Series 2000-C Cl-A
      2.172%, 12/15/29 [FRB]        647         646,867
    Conseco Private Label
      Master Note Trust
      Series 2001-A Cl-A
      2.083%, 12/15/08 [FRN]        108         103,448
    Household Mortgage
      Loan Trust
      Series 2002-HC1 Cl-A
      2.12%, 05/20/32 [FRB]         758         759,572
    IMC Home Equity
      Loan Trust
      Series 1998-4 Cl-A
      1.99%, 08/20/29 [FRB]       1,110       1,107,191
    Irwin Home Equity
      Series 2002-1 Cl-2A1
      2.12%, 06/25/29 [FRB]         743         743,019
                                           ------------
  (Cost $12,979,902)                         13,027,255
                                           ------------
                               PRINCIPAL
                               IN LOCAL
                               CURRENCY
                                 (000)
                               ---------
FOREIGN BONDS -- 1.0%
  TELECOMMUNICATIONS
    British Telecom PLC -- (GBP)
      3.182%, 09/16/02 [FRN]
                                  4,000       4,016,608
      8.125%, 12/15/10              400         493,176
    Deutsche Telekom International
      Finance -- (NLG)
      8.75%, 06/15/30             1,000       1,240,136
   France Telecom SA -- (FRF)
      7.75%, 03/01/11 [VR]          300         367,526
                                           ------------
  (Cost $5,905,318)                           6,117,446
                                           ------------
                                  PAR
                                 (000)
                                 -----
SHORT-TERM INVESTMENTS -- 35.4%
  COMMERCIAL PAPER -- 19.7%
    ABN AMRO National
      Finance, Inc.
      1.28%, 05/14/03           $ 2,500       2,497,589
    Barclays U.S. Funding
      1.253%, 05/06/03            3,600       3,599,363
    CBA (DE) Finance, Inc.
      1.25%, 05/12/03             1,700       1,699,340
      1.23%, 07/23/03             2,600       2,592,538

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
    Danske Corp.
      1.22%, 05/05/03           $ 1,400    $  1,399,810
      1.23%,
         06/04/03-07/07/03        8,200       8,185,363
      1.245%, 06/27/03            7,800       7,784,624
      1.24%, 07/28/03             7,900       7,875,782
    General Electric Capital
      Corp.
      1.25%,
         06/25/03-07/23/03        5,000       4,989,866
    HBOS Treasury Service
     1.26%, 05/02/03-05/07/03    12,300      12,298,657
      1.265%, 05/07/03            4,000       3,999,113
      1.255%, 05/08/03            1,200       1,199,692
      1.24%, 05/16/03             5,600       5,597,107
      1.21%, 07/02/03               500         498,941
    Royal Bank of Scotland
      PLC
      1.245%, 05/02/03           11,400      11,399,606
      1.23%, 08/06/03             4,100       4,086,272
    Svenska Handelsbank
      1.23%, 06/02/03             1,100       1,098,777
      1.24%, 07/02/03               500         498,915
    UBS Finance (DE) LLC
      1.24%, 05/28/03            28,200      28,173,775
    Westpac Trust
      1.19%, 08/12/03             5,000       4,982,811
                                           ------------
                                            114,457,941
                                           ------------
                                SHARES
                                ------
REGISTERED INVESTMENT COMPANIES -- 1.2%
    Temporary Investment Cash
      Fund                     3,590,938      3,590,938
    Temporary Investment Fund  3,590,937      3,590,937
                                           ------------
                                              7,181,875
                                           ------------
                                  PAR
                                 (000)
                                 -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.2%
    Federal Home Loan Mortgage Corp.
     1.23%, 06/16/03-06/24/03   $26,500      26,453,794
      1.235%, 06/16/03           20,100      20,067,752
      1.20%, 07/16/03             7,700       7,680,237
    Federal National Mortgage Assoc.
      1.23%, 07/01/03             5,500       5,488,349
      1.17%, 07/02/03            17,600      17,563,964
      1.195%, 08/11/03            5,300       5,281,879
                                           ------------
                                             82,535,975
                                           ------------
  U.S. TREASURY OBLIGATIONS -- 0.3%
    U.S. Treasury Bills
      1.14%, 05/08/03#              500         499,883
      1.16%, 05/08/03#               30          29,993
      1.056%, 05/15/03#              50          49,978
      1.11%, 05/15/03#              360         359,845

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                                  PAR
                                 (000)        VALUE
-------------------------------------------------------
      1.15%, 05/15/03#          $   245    $    244,885
      1.153%, 05/15/03#              35          34,984
      1.155%, 05/15/03#              85          84,960
      1.17%, 05/15/03#              145         144,930
      1.175%, 05/15/03#              30          29,986
                                           ------------
                                              1,479,444
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $205,660,936)                       205,655,235
                                           ------------
TOTAL INVESTMENTS -- 108.9%
  (Cost $622,203,344)                       632,819,327
                                           ------------
                               NUMBER OF
                               CONTRACTS
                               ---------
WRITTEN OPTIONS -- (0.4)%
  CALL OPTIONS -- (0.3)%
    Eurodollar Futures,
      Strike Price 98.50,
      Expires 03/15/04*              (8)         (6,000)
    Eurodollar Futures,
      Strike Price 98.75,
      Expires 06/16/03*            (184)        (46,000)
    Eurodollar Futures,
      Strike Price 99,
      Expires 06/16/03*             (30)         (2,438)
    Swap 3-Month LIBOR
      & Fixed 3.25%,
      Strike Price 3.25,
      Expires 03/03/04*+            (46)        (45,540)
    Swap 3-Month LIBOR
      & Fixed 3.50%,
      Strike Price 3.50,
      Expires 12/15/03*+            (14)        (21,620)
    Swap 3-Month LIBOR
      & Fixed 3.50%,
      Strike Price 3.50,
      Expires 12/16/03*+            (51)        (78,708)
    Swap 3-Month LIBOR
      & Fixed 3.50%,
      Strike Price 3.50,
      Expires 12/17/03*+            (38)        (33,588)
    Swap 3-Month LIBOR
      & Fixed 4.00%,
      Strike Price 4.00,
      Expires 07/22/03*+            (52)        (32,885)
    Swap 3-Month LIBOR
      & Fixed 4.00%,
      Strike Price 4.00,
      Expires 08/01/03*+            (24)        (16,699)
    Swap 3-Month LIBOR
      & Fixed 5.20%,
      Strike Price 5.20,
      Expires 11/02/04*+            (80)       (466,696)

-------------------------------------------------------
                               NUMBER OF
                               CONTRACTS      VALUE
-------------------------------------------------------
    Swap 3-Month LIBOR
      & Fixed 5.50%,
      Strike Price 5.50,
      Expires 01/07/05*+           (116)   $   (789,183)
    Swap 3-Month LIBOR
      & Fixed 6.00%,
      Strike Price 6.00,
      Expires 10/19/04*+            (24)       (229,092)
    U.S. Treasury Note
      Futures,
      Strike Price 113.50,
      Expires 05/24/03*             (19)        (12,172)
    U.S. Treasury Note
      Futures,
      Strike Price 116,
      Expires 05/24/03*             (79)        (27,156)
    U.S. Treasury Note
      Futures,
      Strike Price 117,
      Expires 05/24/03*             (78)         (9,750)
    U.S. Treasury Note
      Futures,
      Strike Price 117,
      Expires 08/23/03*              (9)         (6,047)
                                           ------------
                                             (1,823,574)
                                           ------------
  PUT OPTIONS -- (0.1)%
    Eurodollar Futures,
      Strike Price 97.25,
      Expires 03/15/04*              (4)           (350)
    Eurodollar Futures,
      Strike Price 97.50,
      Expires 06/16/03*             (93)           (581)
    Eurodollar Futures,
      Strike Price 97.75,
      Expires 03/15/04*             (30)         (6,000)
    Eurodollar Futures,
      Strike Price 98,
      Expires 06/16/03*             (35)           (219)
    Eurodollar Futures,
      Strike Price 98,
      Expires 12/15/03*             (87)         (7,069)
    Swap 3-Month LIBOR
      & Fixed 5.50%,
      Strike Price 5.50,
      Expires 12/17/03*+            (25)         (8,703)
    Swap 3-Month LIBOR
      & Fixed 6.00%,
      Strike Price 6.00,
      Expires 10/19/04*+            (24)        (29,330)
    Swap 3-Month LIBOR
      & Fixed 6.70%,
      Strike Price 6.70,
      Expires 11/02/04*+            (80)        (58,208)

ASAF PIMCO TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-------------------------------------------------------
                               NUMBER OF
                               CONTRACTS      VALUE
-------------------------------------------------------
    Swap 3-Month LIBOR
      & Fixed 7.0%,
      Strike Price 7.0,
      Expires 01/07/05*+           (130)   $    (92,430)
    U.S. Treasury Note
      Futures,
      Strike Price 110,
      Expires 05/24/03*            (207)         (6,469)
    U.S. Treasury Note
      Futures,
      Strike Price 110,
      Expires 08/23/03*              (9)         (4,359)
                                           ------------
                                               (213,718)
                                           ------------
TOTAL WRITTEN OPTIONS
    (Premiums Received $2,071,036)           (2,037,292)
                                           ------------
                                  PAR
                                 (000)
                                 -----
SALE COMMITMENT -- (2.5)%
    Government National Mortgage Assoc.
      5.50%, 05/21/33 [TBA]
  (Cost $(14,315,820))         $(14,000)    (14,455,000)
                                           ------------
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (6.1%)                                    (35,372,744)
                                           ------------
NET ASSETS -- 100.0%                       $580,954,291
                                           ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

Foreign currency exchange contracts outstanding at April 30, 2003:

SETTLEMENT               CONTRACTS TO   IN EXCHANGE   CONTRACTS AT    UNREALIZED
MONTH        TYPE          DELIVER          FOR          VALUE       DEPRECIATION
---------------------------------------------------------------------------------
05/03        Sell   EUR   2,142,000     $2,299,294     $2,390,450     $ (91,156)
05/03        Sell   GBP     344,000        532,662        549,778       (17,116)
                                        ----------     ----------     ---------
                                        $2,831,956     $2,940,228     $(108,272)
                                        ==========     ==========     =========

# Securities with an aggregate market value of $1,901,150 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2003:

                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
U.S. Treasury 5 Year        06/03           $ 20,200      $189,140
 Note
U.S. Treasury 10 Year       06/03             71,400       228,435
 Note
Euro Dollar                 03/04      EUR     9,500        34,450
Euro Dollar                 06/04      EUR     6,500        20,712
Euro Dollar                 09/04      EUR     4,250        13,012
Euro Dollar                 12/04      EUR     9,500        14,363
Euro Dollar                 03/05      EUR     5,250         2,100
Euro Euribor Interest       06/03      EUR     7,250        55,979
 Rate
Euro Euribor Interest       09/03      EUR    27,500       107,850
 Rate
Euro Euribor Interest       12/03      EUR    14,000         8,328
 Rate
Euro Euribor Interest       03/04      EUR     3,500        (6,015)
 Rate
3-Month LIBOR               12/03      GBP     1,750        (5,754)
3-Month LIBOR               03/04      GBP     9,625       (24,856)
                                                          --------
                                                          $637,744
                                                          ========

Written put options on interest rate futures outstanding at April 30, 2003:

                                                              NOTIONAL
                       STRIKE   EXPIRATION   NUMBER OF         AMOUNT     UNREALIZED
DESCRIPTION            PRICE      MONTH      CONTRACTS         (000)     APPRECIATION
-------------------------------------------------------------------------------------
3-Month Euro-Euribor
 Interest Rate
 Futures               96.750     06/03          72      EUR  180,000      $ 30,274
3-Month Euro-Euribor
 Interest Rate
 Futures               97.500     09/03          48      EUR  120,000        19,824
3-Month Euro-Euribor
 Interest Rate
 Futures               96.500     12/03          35      EUR   87,500        27,945
3-Month Euro-Euribor
 Interest Rate
 Futures               96.750     12/03          37      EUR   92,500        35,872
3-Month Euro-Euribor
 Interest Rate
 Futures               97.375     12/03          32      EUR   80,000        19,156
3-Month Euro-Euribor
 Interest Rate
 Futures               97.500     12/03          96      EUR  240,000        49,079
3-Month Euro-Euribor
 Interest Rate
 Futures               97.500     03/04          32      EUR   80,000         9,071
                                                                           --------
(Premiums Received $231,286)                                               $191,221
                                                                           ========

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

Interest rate swap agreements outstanding at April 30, 2003:

                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+(a)         03/17      EUR    500         $  5,819
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+(b)         03/17      EUR  3,900           41,836
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+(a)         03/32      EUR  1,500           21,196
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+(c)         03/32      EUR  1,300           10,980
Receive fixed rate
 payments of 4.00% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+(d)         03/05      GBP  7,100           29,556
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(c)                 03/17      GBP    700           (2,508)


                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(a)                 03/17      GBP    300         $   (845)
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(b)                 03/17      GBP  1,700            3,672
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(a)                 03/32      GBP    900          (30,362)
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.00%.+(c)                 03/32      GBP    600            6,473
                                                          --------
(Cost $53,914)                                            $ 85,817
                                                          ========

-------------------------------------------------------

Brokers:
(a)  J.P. Morgan Chase & Co.
(b) Goldman Sachs
(c)  UBS-Warburg
(d) Morgan Stanley

See Notes to Financial Statements.

ASAF PBHG SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
COMMON STOCK -- 95.0%
  ADVERTISING -- 1.1%
    Advo, Inc.*                 25,300   $    994,796
                                         ------------
  AEROSPACE -- 0.8%
    Alliant Techsystems,
      Inc.*(sec.)                7,300        392,156
    DRS Technologies, Inc.*     13,800        386,538
    Orbital Science Corp.
      Warrants*                  1,692          3,401
                                         ------------
                                              782,095
                                         ------------
  AIRLINES -- 1.5%
    Atlantic Coast Airlines
      Holdings, Inc.*           89,600        748,160
    SkyWest, Inc.               51,500        658,685
                                         ------------
                                            1,406,845
                                         ------------
  BROADCASTING -- 1.3%
    Cumulus Media, Inc.*        22,300        384,452
    Hispanic Broadcasting
      Corp.*                    22,700        582,255
    Lin TV Corp. Cl-A*           9,600        229,536
                                         ------------
                                            1,196,243
                                         ------------
  BUSINESS SERVICES -- 5.1%
    Advisory Board Co.*         21,900        801,978
    Arbitron, Inc.*             32,500      1,106,950
    Fair, Isaac & Co.,
      Inc.(sec.)                 7,300        380,184
    FTI Consulting,
      Inc.*(sec.)               23,400      1,058,850
    Icon PLC [ADR]*             22,300        577,570
    Kroll, Inc.*                10,700        238,610
    Metrologic Instruments,
      Inc.*                     10,800        203,040
    PRG-Schultz
      International,
      Inc.*(sec.)               64,900        414,062
                                         ------------
                                            4,781,244
                                         ------------
  CHEMICALS -- 0.7%
    IMC Global, Inc.            22,500        203,850
    Olin Corp.(sec.)            26,700        483,804
                                         ------------
                                              687,654
                                         ------------
  CLOTHING & APPAREL -- 2.9%
    Bebe Stores, Inc.*          42,800        649,704
    K-Swiss, Inc.               10,700        318,111
    Mothers Work, Inc.*          4,200        105,378
    Payless ShoeSource,
      Inc.*(sec.)               39,000        618,540
    Quiksilver, Inc.*           10,200        332,520
    Sohu.com, Inc.*(sec.)       19,000        293,550
    Wellman, Inc.               36,700        419,848
                                         ------------
                                            2,737,651
                                         ------------

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
  COMPUTER HARDWARE -- 1.4%
    Cray, Inc.*                 29,600   $    223,480
    SanDisk Corp.*(sec.)        46,700      1,130,140
                                         ------------
                                            1,353,620
                                         ------------
  COMPUTER SERVICES & SOFTWARE -- 7.6%
    Agile Software Corp.*       28,700        199,178
    Altiris, Inc.*              16,300        265,690
    Avid Technology, Inc.*      11,000        302,170
    Avocent Corp.*              10,300        305,086
    Ceridan Corp.*              30,000        418,500
    Cognizant Technology
      Solutions
      Corp.*(sec.)              34,400        617,824
    EPIQ Systems, Inc.*          9,500        196,175
    eResearch Technology,
      Inc.*(sec.)               15,100        449,980
    Extreme Networks, Inc.*     77,600        328,248
    Manhattan Associates,
      Inc.*(sec.)               32,500        786,175
    McData Corp.*               36,600        385,032
    MicroStrategy, Inc.
      Cl-A*                     10,800        297,324
    Neoware Systems,
      Inc.*(sec.)               26,700        272,340
    PEC Solutions, Inc.*        14,700        217,119
    Roxio, Inc.*                32,100        168,525
    SafeNet, Inc.*              23,100        546,546
    ScanSource, Inc.*           23,600        469,876
    Syntel, Inc.*               10,800        162,000
    Take-Two Interactive
      Software, Inc.*(sec.)     19,600        441,000
    Verity, Inc.*               23,200        383,496
                                         ------------
                                            7,212,284
                                         ------------
  CONSTRUCTION -- 0.3%
    Hovanian Enterprises,
      Inc. Cl-A*                 6,400        254,720
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 0.9%
    Aaron Rents, Inc. Cl-B      16,300        364,305
    AptarGroup, Inc.            15,300        526,626
                                         ------------
                                              890,931
                                         ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.2%
    Artisan Components,
      Inc.*                      7,200        142,344
    Avnet, Inc.*                23,500        299,625
    DSP Group, Inc.*            28,100        587,290
    Electronics for
      Imaging, Inc.*             2,000         38,400
    Harman International
      Industries, Inc.           3,200        213,088
    OSI Systems,
      Inc.*(sec.)               16,200        245,106
    Park Electrochemical
      Corp.                     41,900        747,496

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
Veeco Instruments,
Inc.*(sec.)                     28,900   $    465,001
    Zoran Corp.*                14,500        257,955
                                         ------------
                                            2,996,305
                                         ------------
  ENTERTAINMENT & LEISURE -- 0.7%
    Macrovision Corp.*          28,600        505,362
    Marvel Enterprises,
      Inc.*                      8,400        141,456
                                         ------------
                                              646,818
                                         ------------
  ENVIRONMENTAL SERVICES -- 1.9%
    Clean Harbors,
      Inc.*(sec.)               29,800        368,030
    Republic Services,
      Inc.*                     23,600        506,456
    Waste Connections,
      Inc.*                     26,600        894,824
                                         ------------
                                            1,769,310
                                         ------------
  FINANCIAL -- BANK & TRUST -- 4.6%
    Brookline Bancorp,
      Inc.(sec.)                73,803        986,746
    Provident Financial
      Services, Inc.            51,600        876,684
    South Financial Group,
      Inc.                      19,440        476,280
    Tierone Corp.*              20,000        368,800
    UMB Financial Corp.         15,195        600,962
    Willow Grove Bancorp,
      Inc.                      31,000        466,240
    Zions Bancorp(sec.)         11,000        541,970
                                         ------------
                                            4,317,682
                                         ------------
  FINANCIAL SERVICES -- 1.3%
    Affiliated Managers
      Group, Inc.*(sec.)        16,700        773,377
    Portfolio Recovery
      Associates,
      Inc.*(sec.)               15,900        433,911
                                         ------------
                                            1,207,288
                                         ------------
  HEALTHCARE SERVICES -- 6.6%
    American Healthways,
      Inc.*(sec.)               28,550        704,900
    American Medical
      Security Group, Inc.*     27,900        474,300
    Apria Healthcare Group,
      Inc.*                     38,600        905,170
    Centene Corp.*              16,300        522,171
    Cooper Companies, Inc.       8,200        228,780
    Coventry Health Care,
      Inc.*                     17,200        702,104
    Curative Health
      Services, Inc.*           20,200        252,500
    Hooper Holmes, Inc.         74,200        448,910
    Humana, Inc.*               40,400        446,420
    IMPAC Medical Systems,
      Inc.*                     13,800        245,916
    Myriad Genetics, Inc.*      18,600        221,712

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
    Odyssey Healthcare,
      Inc.*                     37,050   $    957,371
    United Surgical
      Partners
      International, Inc.*       6,700        124,151
                                         ------------
                                            6,234,405
                                         ------------
  INSURANCE -- 4.3%
    First American Corp.        14,700        389,550
    HCC Insurance Holdings,
      Inc.(sec.)                34,000        935,000
    Hilb, Rogal and
      Hamilton Co.              14,400        511,920
    Odyssey Re Holdings
      Corp.(sec.)               39,300        825,300
    Scottish Annuity & Life
      Holdings Ltd.*            47,700        844,290
    StanCorp Financial
      Group, Inc.               11,300        606,810
                                         ------------
                                            4,112,870
                                         ------------
  INTERNET SERVICES -- 2.7%
    J2 Global
      Communication,
      Inc.*(sec.)                7,700        227,381
    Macromedia, Inc.*(sec.)     21,700        273,637
    Packeteer, Inc.*            23,400        306,072
    United Online,
      Inc.*(sec.)               33,900        758,004
    University of Phoenix
      Online*                   21,366        943,095
                                         ------------
                                            2,508,189
                                         ------------
  MACHINERY & EQUIPMENT -- 0.7%
    Lone Star Technologies,
      Inc.*                     29,500        626,285
                                         ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 10.6%
    CIMA Labs, Inc.*            23,800        574,770
    Digene Corp.*               19,200        364,992
    Fisher Scientific
      International, Inc.*      32,600        939,206
    Gen-Probe, Inc.*            17,900        555,795
    Haemonetics
      Corp.*(sec.)              31,200        553,176
    Hi-Tech Pharmacal
      Co.*(sec.)                14,950        506,805
    ICU Medical, Inc.*          30,600        972,468
    Immucor, Inc.*              23,000        472,190
    Integra LifeSciences
      Holdings Corp.*(sec.)     24,800        661,912
    Kensey Nash Corp.*          30,200        657,454
    Martek Bioscience
      Corp.*                    10,700        364,121
    Possis Medical, Inc.*       47,400        910,080
    SurModics, Inc.*(sec.)      20,500        744,970
    Thoratec Corp.*             23,400        321,750
    Wilson Greatbatch
      Technologies, Inc.*       21,900        718,101

ASAF PBHG SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
Wright Medical Group,
Inc.*(sec.)                     17,200   $    326,456
    Zoll Medical Corp.*         16,100        520,030
                                         ------------
                                           10,164,276
                                         ------------
  OIL & GAS -- 3.9%
    AGL Resources, Inc.         20,000        514,600
    Atwood Oceanics, Inc.*      21,300        554,865
    Cal Dive International,
      Inc.*                     36,300        584,430
    Frontier Oil Corp.          27,700        468,684
    Pride International,
      Inc.*                     34,000        527,680
    Tom Brown, Inc.*            26,600        652,232
    Universal Compression
      Holdings, Inc.*           21,800        395,452
                                         ------------
                                            3,697,943
                                         ------------
  PAPER & FOREST PRODUCTS -- 0.4%
    Glatfelter, (P.H.) Co.      35,400        405,330
                                         ------------
  PERSONAL SERVICES -- 1.4%
    Career Education
      Corp.*(sec.)              22,645      1,361,644
                                         ------------
  PHARMACEUTICALS -- 2.4%
    Eon Labs, Inc.*             18,600        569,904
    Pharmaceutical Product
      Development, Inc.*        16,600        434,422
    Pharmaceutical
      Resources, Inc.*          10,200        448,290
    SICOR, Inc.*                43,200        774,576
                                         ------------
                                            2,227,192
                                         ------------
  PRINTING & PUBLISHING -- 2.5%
    Journal Register Co.*       25,800        456,918
    Scholastic Corp.*(sec.)     40,900      1,161,969
    Valassis
      Communications,
      Inc.*(sec.)               26,400        702,240
                                         ------------
                                            2,321,127
                                         ------------
  REAL ESTATE -- 1.4%
    Boston Properties, Inc.
      [REIT]                     6,400        250,880
    Brandywine Realty Trust
      [REIT]                    23,300        519,590
    Essex Property Trust,
      Inc. [REIT]                5,200        285,844
    Mack-Cali Realty Corp.
      [REIT]                     8,500        268,260
                                         ------------
                                            1,324,574
                                         ------------
  RESTAURANTS -- 3.5%
    California Pizza
      Kitchen, Inc.*            20,200        407,232
    Krispy Kreme Doughnuts,
      Inc.*(sec.)               33,000      1,071,840

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
    P.F. Chang's China
      Bistro, Inc.*             33,600   $  1,407,840
    Panera Bread Co.
      Cl-A*(sec.)               11,500        391,345
                                         ------------
                                            3,278,257
                                         ------------
  RETAIL & MERCHANDISING -- 6.7%
    Barnes & Noble, Inc.*       22,500        443,250
    Blue Rhino Corp.*            6,000         81,420
    Charming Shoppes, Inc.*     69,000        324,300
    Emulex Corp.*(sec.)         28,300        579,867
    Jos. A. Bank Clothiers,
      Inc.*                     23,900        680,194
    Kenneth Cole
      Productions, Inc.
      Cl-A*                     45,700      1,053,385
    Pier 1 Imports, Inc.        36,200        671,872
    Select Comfort Corp.*       18,000        244,620
    Tractor Supply
      Co.*(sec.)                22,800        965,580
    Urban Outfitters, Inc.*     43,600      1,300,152
                                         ------------
                                            6,344,640
                                         ------------
  SEMICONDUCTORS -- 10.4%
    Actel Corp.*                17,800        352,618
    Cree, Inc.*(sec.)           31,100        620,445
    Cymer, Inc.*                24,200        690,910
    Cypress Semiconductor
      Corp.*                    51,900        452,568
    Fairchild Semiconductor
      Corp.*                    53,200        631,484
    Globespan, Inc.*           101,700        617,319
    Integrated Device
      Technology, Inc.*         55,900        577,447
    Intersil Corp. Cl-A*        68,372      1,264,882
    Lam Research
      Corp.*(sec.)              43,800        636,414
    LTX Corp.*                  34,700        234,225
    Marvell Technology
      Group Ltd.*(sec.)         32,400        747,760
    MKS Instruments, Inc.*      31,800        443,928
    Omnivision
      Technologies,
      Inc.*(sec.)               32,200        781,816
    Power Integrations,
      Inc.*                     24,600        544,447
    Silicon Laboratories,
      Inc.*                     42,100      1,197,745
                                         ------------
                                            9,794,008
                                         ------------
  TELECOMMUNICATIONS -- 1.2%
    ADTRAN, Inc.*(sec.)          9,900        400,752
    Boston Communications
      Group, Inc.*              11,100        200,799
    Foundry Networks, Inc.*     50,000        544,000
                                         ------------
                                            1,145,551
                                         ------------
  TRANSPORTATION -- 0.2%
    UTI Worldwide, Inc.          7,700        231,770
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
UTILITIES -- 0.8%
    MGE Energy, Inc.             4,800   $    138,667
    Philadelphia Suburban
      Corp.                     11,400        258,210
    UGI Corp.                   12,350        390,260
                                         ------------
                                              787,137
                                         ------------
TOTAL COMMON STOCK
  (Cost $79,566,378)                       89,800,684
                                         ------------
FOREIGN STOCK -- 2.0%
  CHEMICALS -- 0.2%
    Agrium, Inc. -- (CAD)       20,700        234,117
                                         ------------
  INSURANCE -- 1.0%
    Platinum Underwriters
      Holdings Ltd. --
      (BMD)*                    33,800        894,010
                                         ------------
  PHARMACEUTICALS -- 0.8%
    Taro Pharmaceuticals
      Industries Ltd. --
      (ISL)*                    16,300        745,888
                                         ------------
TOTAL FOREIGN STOCK
  (Cost $1,495,917)                         1,874,015
                                         ------------
SHORT-TERM INVESTMENTS -- 3.7%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment Fund
  (Cost $3,541,228)          3,541,228      3,541,228
                                         ------------
                                PAR
                               (000)
                               -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 24.2%
  CERTIFICATES OF DEPOSITS -- 7.0%
    American Express
      Centurion
      1.34%, 01/27/04 [FRN]  $   1,072      1,072,329
    Bear Stearns Co., Inc.
      1.37%, 01/16/04 [FRN]        390        390,386

-----------------------------------------------------
                                PAR
                               (000)        VALUE
-----------------------------------------------------
    Dresdner Bank
      1.78%, 10/06/03 [FRN]  $     938   $    938,417
    KBC Bank
      1.26%, 05/01/03              446        446,010
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03            1,615      1,614,702
    Morgan Stanley
      1.33%, 11/07/03 [FRN]      1,183      1,183,119
    National City Bank
      1.59%, 11/10/03 [FRN]        990        990,217
                                         ------------
                                            6,635,180
                                         ------------
  COMMERCIAL PAPER -- 1.4%
    Concord Minutemen
      Capital
      1.27%, 05/15/03              126        125,190
    Enterprise Funding
      Corp.
      1.27%, 05/15/03              470        469,524
    Scaldis Capital LLC
      1.27%, 05/15/03              738        737,552
                                         ------------
                                            1,332,266
                                         ------------
                              SHARES
                              ------
  NON-REGISTERED INVESTMENT COMPANIES -- 15.8%
    Institutional Money
      Market Trust           14,945,256    14,945,256
                                         ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $22,912,702)                       22,912,702
                                         ------------
TOTAL INVESTMENTS -- 124.9%
  (Cost $107,516,225)                     118,128,629
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (24.9%)                       (23,544,133)
                                         ------------
NET ASSETS -- 100.0%                     $ 94,584,496
                                         ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

ASAF ALLIANCE GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 100.2%
  AEROSPACE -- 1.1%
    Lockheed Martin Corp.    16,900    $    845,845
                                       ------------
  BEVERAGES -- 1.4%
    Anheuser-Busch
      Companies, Inc.        21,500       1,072,420
                                       ------------
  BROADCASTING -- 0.9%
    Clear Channel
      Communications,
      Inc.*                   5,300         207,283
    Scripps, (E.W.) Co.
      Cl-A(sec.)              6,400         507,200
                                       ------------
                                            714,483
                                       ------------
  BUSINESS SERVICES -- 1.3%
    First Data Corp.(sec.)   24,800         972,904
                                       ------------
  CABLE TELEVISION -- 2.5%
    Comcast Corp. Special
      Cl-A*                  63,400       1,905,804
                                       ------------
  COMPUTER HARDWARE -- 1.8%
    Dell Computer Corp.*     47,400       1,370,334
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 9.2%
    Cisco Systems, Inc.*    107,600       1,618,304
    Microsoft Corp.         175,600       4,490,092
    PeopleSoft, Inc.*        23,100         347,193
    Veritas Software
      Corp.*(sec.)           24,400         537,044
                                       ------------
                                          6,992,633
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 7.7%
    Avon Products,
      Inc.(sec.)             26,500       1,541,505
    Colgate-Palmolive Co.    11,400         651,738
    Johnson & Johnson Co.    44,500       2,508,020
    Procter & Gamble Co.     13,100       1,177,035
                                       ------------
                                          5,878,298
                                       ------------
  ELECTRONIC COMPONENTS &
    EQUIPMENT -- 4.0%
    General Electric Co.    104,200       3,068,690
                                       ------------
  ENTERTAINMENT & LEISURE -- 4.5%
    Viacom, Inc. Cl-B*       78,200       3,394,662
                                       ------------
  FINANCIAL SERVICES -- 19.0%
    Citigroup, Inc.          99,600       3,909,300
    Fannie Mae                2,600         188,214
    Freddie Mac              61,300       3,549,270
    Goldman Sachs Group,
      Inc.                    2,200         166,980
    J.P. Morgan Chase &
      Co.(sec.)              27,900         818,865
    Lehman Brothers
      Holdings, Inc.         14,100         887,877
    MBNA Corp.              187,000       3,534,300
    Merrill Lynch & Co.,
      Inc.                   13,700         562,385

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Morgan Stanley Dean
      Witter & Co.            9,100    $    407,225
    Schwab, (Charles)
      Corp.                  41,200         355,556
                                       ------------
                                         14,379,972
                                       ------------
  FOOD -- 0.2%
    Kraft Foods, Inc. Cl-A    2,500          77,250
    Wrigley, (Wm., Jr.)
      Co.                     1,300          73,723
                                       ------------
                                            150,973
                                       ------------
  HEALTHCARE SERVICES -- 3.7%
    Cardinal Health, Inc.     7,400         409,072
    Health Management
      Associates, Inc.
      Cl-A                   11,500         196,190
    UnitedHealth Group,
      Inc.(sec.)             23,800       2,192,694
                                       ------------
                                          2,797,956
                                       ------------
INSURANCE -- 8.6%
    ACE Ltd.                 31,100       1,028,788
    American International
      Group, Inc.(sec.)      60,300       3,494,385
    The Progressive
      Corp.(sec.)            17,500       1,190,000
    Travelers Property
      Casualty Corp.
      Cl-A(sec.)             51,309         832,745
                                       ------------
                                          6,545,918
                                       ------------
INTERNET SERVICES -- 0.2%
    eBay, Inc.*(sec.)         1,900         176,263
                                       ------------
MEDICAL SUPPLIES &
  EQUIPMENT -- 7.2%
    Amgen, Inc.*             41,100       2,519,841
    Boston Scientific
      Corp.*                  8,500         365,925
    Medtronic, Inc.(sec.)    45,700       2,181,718
    St. Jude Medical,
      Inc.*                   7,600         398,696
                                       ------------
                                          5,466,180
                                       ------------
PHARMACEUTICALS -- 7.2%
    Pfizer, Inc.            144,900       4,455,675
    Wyeth                    22,400         975,072
                                       ------------
                                          5,430,747
                                       ------------
RETAIL & MERCHANDISING -- 11.0%
    Home Depot, Inc.         33,000         928,290
    Kohl's Corp.*(sec.)      41,100       2,334,480
    Lowe's Companies, Inc.   16,300         715,407
    Wal-Mart Stores, Inc.    51,900       2,923,008
    Walgreen Co.             44,700       1,379,442
                                       ------------
                                          8,280,627
                                       ------------
SEMICONDUCTORS -- 4.7%
    Applied Materials,
      Inc.*(sec.)            57,100         833,660
    Intel Corp.              78,400       1,442,560

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Maxim Integrated
      Products, Inc.         25,500    $  1,001,895
    Texas Instruments,
      Inc.                   16,700         308,783
                                       ------------
                                          3,586,898
                                       ------------
TELECOMMUNICATIONS -- 4.0%
    EchoStar
      Communications Corp.
      Cl-A*(sec.)             7,400         221,704
    Nokia Corp. Cl-A [ADR]  148,800       2,465,616
    Vodafone Group PLC
      [ADR](sec.)            19,100         377,416
                                       ------------
                                          3,064,736
                                       ------------
TOTAL COMMON STOCK
  (Cost $76,814,789)                     76,096,343
                                       ------------
                              PAR
                             (000)
                             -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 15.5%
  CERTIFICATES OF DEPOSITS -- 10.3%
    American Express
      Centurion
      1.34%, 01/27/04
      [FRN]                 $   655         654,702
    Bear Stearns Co., Inc.
      1.37%, 01/16/04
      [FRN]                     129         129,318
    Dresdner Bank
      1.78%, 10/06/03
      [FRN]                   1,174       1,174,099
    KBC Bank
      1.26%, 05/01/03           446         446,397
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03           442         442,009
    Morgan Stanley
      1.33%, 11/07/03
      [FRN]                   3,512       3,511,842
    National City Bank
      1.59%, 11/10/03         1,434       1,434,330
                                       ------------
                                          7,792,697
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
  COMMERCIAL PAPER -- 0.7%
    Concord Minutemen
      Capital
      1.27%, 05/15/03       $   213    $    213,060
    Fairway Finance Corp.
      1.27%, 05/15/03           355         355,100
                                       ------------
                                            568,160
                                       ------------
                            SHARES
                            ------
NON-REGISTERED INVESTMENT COMPANIES -- 4.5%
    Institutional Money
      Market Trust          3,395,342     3,395,342
                                       ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $11,756,199)                     11,756,199
                                       ------------
TOTAL INVESTMENTS --115.7%
  (Cost $88,570,988)                     87,852,542
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (15.7%)               (11,915,399)
                                       ------------
NET ASSETS -- 100.0%                   $ 75,937,143
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF ALLIANCE GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 99.5%
  AEROSPACE -- 2.3%
    Goodrich Corp.          100,000    $  1,407,000
    United Technologies
      Corp.                  60,000       3,708,600
                                       ------------
                                          5,115,600
                                       ------------
  BEVERAGES -- 1.8%
    Anheuser-Busch
      Companies, Inc.        80,000       3,990,400
                                       ------------
  BUILDING MATERIALS -- 0.8%
    American Standard
      Companies, Inc.*       25,000       1,779,750
                                       ------------
  BUSINESS SERVICES -- 2.0%
    First Data Corp.(sec.)  115,000       4,511,450
                                       ------------
  CABLE TELEVISION -- 4.4%
    Comcast Corp.
      Cl-A*(sec.)           200,000       6,382,000
    Comcast Corp. Special
      Cl-A*(sec.)            55,000       1,653,300
    Cox Communications,
      Inc. Cl-A*(sec.)       50,000       1,655,000
                                       ------------
                                          9,690,300
                                       ------------
  CHEMICALS -- 1.6%
    DuPont, (E.I.) de
      Nemours & Co.          45,000       1,913,850
    Lyondell Chemical
      Co.(sec.)             115,000       1,673,250
                                       ------------
                                          3,587,100
                                       ------------
  COMPUTER HARDWARE -- 0.7%
    Hewlett-Packard Co.     100,000       1,630,000
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 2.1%
    Affiliated Computer
      Services, Inc.
      Cl-A*(sec.)             6,400         305,280
    Veritas Software
      Corp.*(sec.)          200,000       4,402,000
                                       ------------
                                          4,707,280
                                       ------------
  CONGLOMERATES -- 2.4%
    Altria Group, Inc.      110,000       3,383,600
    Johnson Controls, Inc.   22,500       1,850,400
                                       ------------
                                          5,234,000
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 2.0%
    Avon Products,
      Inc.(sec.)             50,000       2,908,500
    Loews
      Corp. -- Carolina
      Group(sec.)            81,300       1,494,294
                                       ------------
                                          4,402,794
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.8%
    Sanmina-SCI Corp.*      300,000       1,440,000
    Solectron Corp.*        118,100         376,739
                                       ------------
                                          1,816,739
                                       ------------
  ENTERTAINMENT & LEISURE -- 5.0%
    AOL Time Warner,
      Inc.*(sec.)           125,000       1,710,000
    Carnival Corp.(sec.)     70,000       1,931,300

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Harley-Davidson, Inc.    45,000    $  1,999,800
    Viacom, Inc. Cl-B*      125,000       5,426,250
                                       ------------
                                         11,067,350
                                       ------------
  FINANCIAL -- BANK & TRUST -- 5.8%
    Bank of America Corp.    60,000       4,443,000
    Bank One Corp.          235,000       8,471,750
                                       ------------
                                         12,914,750
                                       ------------
  FINANCIAL SERVICES -- 17.7%
    Citigroup, Inc.         250,000       9,812,500
    Fannie Mae               85,000       6,153,150
    Freddie Mac              22,500       1,302,750
    J.P. Morgan Chase &
      Co.(sec.)             325,000       9,538,750
    MBNA Corp.              215,000       4,063,500
    Merrill Lynch & Co.,
      Inc.                  100,000       4,105,000
    Morgan Stanley Dean
      Witter & Co.          100,000       4,475,000
                                       ------------
                                         39,450,650
                                       ------------
  FOOD -- 0.3%
    Kroger Co.*              51,000         729,300
                                       ------------
  HEALTHCARE SERVICES -- 5.3%
    Cardinal Health, Inc.    25,000       1,382,000
    HCA, Inc.               155,000       4,975,500
    Tenet Healthcare
      Corp.*                 90,000       1,335,600
    WellPoint Health
      Networks,
      Inc.*(sec.)            52,200       3,964,068
                                       ------------
                                         11,657,168
                                       ------------
  INSURANCE -- 8.4%
    ACE Ltd.                150,000       4,962,000
    American International
      Group, Inc.           160,000       9,272,000
    MetLife, Inc.(sec.)      75,000       2,154,750
    PMI Group, Inc.          70,000       2,157,400
                                       ------------
                                         18,546,150
                                       ------------
  INTERNET SERVICES -- 2.8%
    Juniper Networks,
      Inc.*(sec.)           600,000       6,132,000
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.8%
    Applera
      Corp. -- Applied
      Biosytems
      Group(sec.)           100,000       1,753,000
                                       ------------
  METALS & MINING -- 0.4%
    Alcoa, Inc.              35,000         802,550
                                       ------------
  OIL & GAS -- 10.6%
    BP PLC [ADR]             93,500       3,603,490
    ChevronTexaco
      Corp.(sec.)            52,500       3,297,525
    ConocoPhillips          140,000       7,042,000
    Exxon Mobil Corp.       100,000       3,520,000
    Kerr-McGee Corp.        100,000       4,211,000
    Occidental Petroleum
      Corp.                  60,000       1,791,000
                                       ------------
                                         23,465,015
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
PHARMACEUTICALS -- 7.5%
    Pfizer, Inc.            250,000    $  7,687,500
    Schering-Plough Corp.    90,000       1,629,000
    Wyeth                   170,000       7,400,100
                                       ------------
                                         16,716,600
                                       ------------
  RAILROADS -- 4.4%
    Burlington Northern
      Santa Fe Corp.         85,000       2,393,600
    Union Pacific Corp.     125,000       7,440,000
                                       ------------
                                          9,833,600
                                       ------------
  RETAIL & MERCHANDISING -- 0.8%
    Home Depot, Inc.         60,000       1,687,800
                                       ------------
  SEMICONDUCTORS -- 3.3%
    Altera Corp.*(sec.)      96,000       1,517,760
    Intersil Corp. Cl-A*    125,000       2,312,500
    Marvell Technology
      Group Ltd.*(sec.)     150,000       3,461,850
                                       ------------
                                          7,292,110
                                       ------------
  TELECOMMUNICATIONS -- 2.7%
    Lucent Technologies,
      Inc.*(sec.)           500,000         900,000
    SBC Communications,
      Inc.                  135,000       3,153,600
    Sprint Corp.(sec.)      175,000       2,014,250
                                       ------------
                                          6,067,850
                                       ------------
  UTILITIES -- 2.8%
    Constellation Energy
      Group, Inc.            60,000       1,756,800
    Edison International
      Co.*                  115,000       1,677,850
    Entergy Corp.            30,000       1,398,300
    Exelon Corp.             25,000       1,326,000
                                       ------------
                                          6,158,950
                                       ------------
TOTAL COMMON STOCK
  (Cost $213,940,373)                   220,740,256
                                       ------------
SHORT-TERM INVESTMENTS -- 0.2%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund             176,226         176,226
    Temporary Investment
      Fund                  176,225         176,225
                                       ------------
  (Cost $352,451)                           352,451
                                       ------------
                              PAR
                             (000)
                             -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 15.5%
  CERTIFICATES OF DEPOSITS -- 10.5%
    American Express
      Centurion
      1.34%, 01/27/04
      [FRN]                 $ 2,446       2,445,660

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]  $ 2,247    $  2,246,638
      1.37%, 01/16/04
      [FRN]                   3,896       3,896,468
    Dresdner Bank
      1.78%, 10/06/03
      [FRN]                   2,040       2,040,058
    Goldman Sachs Group,
      Inc.
      1.30%, 03/08/04
      [FRN]                   1,699       1,698,845
    KBC Bank
      1.26%, 05/01/03         1,511       1,510,726
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03         5,936       5,935,799
    Morgan Stanley
      1.33%, 11/07/03
      [FRN]                   2,210       2,210,477
    National City Bank
      1.59%, 11/10/03
      [FRN]                   1,297       1,296,583
                                       ------------
                                         23,281,254
                                       ------------
  COMMERCIAL PAPER -- 1.1%
    Enterprise Funding
      Corp.
      1.27%, 05/15/03         2,325       2,324,547
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03             6           5,831
                                       ------------
                                          2,330,378
                                       ------------
                            SHARES
                            ------
NON-REGISTERED INVESTMENT COMPANIES -- 3.9%
    Institutional Money
      Market Trust          8,738,731     8,738,731
                                       ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $34,350,363)                     34,350,363
                                       ------------
TOTAL INVESTMENTS -- 115.2%
  (Cost $248,643,187)                   255,443,070
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (15.2%)               (33,704,753)
                                       ------------
NET ASSETS -- 100.0%                   $221,738,317
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FOREIGN STOCK -- 91.9%
  AUSTRALIA -- 2.7%
    Macquarie Bank Ltd.      151,500    $  2,376,857
    Toll Holdings Ltd.       246,600       1,089,082
                                        ------------
                                           3,465,939
                                        ------------
  AUSTRIA -- 1.1%
    Erste Bank der
      Oesterreichischen
      Sparkassen AG           18,200       1,440,092
                                        ------------
  BRAZIL -- 2.3%
    Companhia de Bebidas
      das Americas*        5,538,200       1,111,483
    Petroleo Brasileiro
      SA [ADR]               110,420       1,889,286
                                        ------------
                                           3,000,769
                                        ------------
  CANADA -- 5.2%
    Manulife Financial
      Corp.                  100,300       2,673,547
    Petro-Canada              66,700       2,197,762
    Research in Motion
      Ltd.*                   61,500         957,696
    Shoppers Drug Mart
      Corp.*                  56,500         939,304
                                        ------------
                                           6,768,309
                                        ------------
  DENMARK -- 1.6%
    Group 4 Falck AS          52,600         917,172
    H. Lundbeck AS            53,400       1,107,714
                                        ------------
                                           2,024,886
                                        ------------
  FRANCE -- 4.1%
    Dior (Christian) SA       53,600       1,909,415
    Klepierre                 19,200         871,890
    Societe Generale Cl-A     41,500       2,538,056
                                        ------------
                                           5,319,361
                                        ------------
  GERMANY -- 4.8%
    Altana AG                 15,400         758,279
    Deutsche Boerse AG        35,935       1,684,378
    Medion AG                 23,100         863,376
    Puma AG Rudolf
      Dassler Sport            9,100         873,805
    SAP AG                    20,500       2,100,240
                                        ------------
                                           6,280,078
                                        ------------
  GREECE -- 1.1%
    Coca-Cola Hellenic
      Bottling Co. SA         99,200       1,450,292
                                        ------------
  HONG KONG -- 2.0%
    Espirit Holdings Ltd.    320,600         628,947
    Huaneng Power
      International, Inc.  1,340,000       1,271,440
    Techtronic Industries
      Co. Ltd.               553,700         695,761
                                        ------------
                                           2,596,148
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  INDIA -- 1.2%
    HDFC Bank Ltd.           108,500    $    564,558
    Infosys Technologies
      Ltd.                    16,500         972,557
                                        ------------
                                           1,537,115
                                        ------------
  INDONESIA -- 0.3%
    Pt Unilever Indonesia
      TBK                    172,300         417,167
                                        ------------
  IRELAND -- 2.1%
    Anglo Irish Bank
      Corp. PLC              181,092       1,361,423
    Ryanair Holdings PLC
      [ADR]*                  34,000       1,348,780
                                        ------------
                                           2,710,203
                                        ------------
  ISRAEL -- 1.8%
    Teva Pharmaceutical
      Industries Ltd.
      [ADR]                   49,990       2,334,533
                                        ------------
  ITALY -- 0.9%
    Industria Macchine
      Automatiche SPA         18,300         195,450
    Merloni
      Elettrodomestici
      SPA                     76,400         929,378
                                        ------------
                                           1,124,828
                                        ------------
  JAPAN -- 18.9%
    Askul Corp.               32,100         931,293
    Canon, Inc.               48,000       1,939,963
    Don Quijote Co. Ltd.       8,500         771,885
    Hoya Corp.                27,000       1,596,093
    Keyence Corp.             17,270       2,776,001
    Nissan Motor Co. Ltd.    385,200       2,955,375
    Nitto Denko Corp.         85,700       2,464,791
    Nomura Holdings, Inc.    194,000       1,921,130
    Pioneer Corp.             97,200       1,947,912
    Sharp Corp.              247,900       2,598,315
    SMC Corp.                 28,300       2,130,924
    Sumitomo Trust &
      Banking Co. Ltd.       675,000       1,913,047
    Yamada Denki Co. Ltd.     29,200         563,139
                                        ------------
                                          24,509,868
                                        ------------
  KOREA -- 1.6%
    Samsung Electronics
      Co. Ltd.                 8,290       2,081,029
                                        ------------
  MEXICO -- 3.7%
    America Movil SA de
      CV                   1,860,800       1,554,885
    Grupo Financiero BBVA
      Bancomer SA de CV*   1,305,400       1,135,186

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Wal-Mart de Mexico SA
      de CV Cl-C             825,000    $  2,100,175
                                        ------------
                                           4,790,246
                                        ------------
  NETHERLANDS -- 6.4%
    Euronext NV               69,106       1,527,051
    STMicroelectronics NV    174,912       3,615,207
    Unilever NV               49,950       3,146,821
                                        ------------
                                           8,289,079
                                        ------------
  NEW ZEALAND -- 0.3%
    The Warehouse Group
      Ltd.                   144,700         453,252
                                        ------------
  SINGAPORE -- 0.8%
    Venture Corp. Ltd.       122,400       1,020,236
                                        ------------
  SPAIN -- 2.4%
    Banco Popular Espanol
      SA                      41,700       2,021,615
    Grupo Ferrovial SA        39,200       1,040,329
                                        ------------
                                           3,061,944
                                        ------------
  SWEDEN -- 1.8%
    Hennes & Mauritz AB
      Cl-B                   104,000       2,314,041
                                        ------------
  SWITZERLAND -- 3.5%
    Logitech
      International SA*       22,500         829,487
    Micronas
      Semiconductor
      Holding AG*             33,300         773,414
    UBS AG                    61,110       2,899,465
                                        ------------
                                           4,502,366
                                        ------------
  TAIWAN -- 0.6%
    Hon Hai Precision
      Industry Co. Ltd.      245,000         766,064
                                        ------------
  UNITED KINGDOM -- 20.7%
    3i Group PLC             177,100       1,316,192
    Acambis PLC*             132,800         601,726
    BG Group PLC             850,800       3,402,902
    BHP Billiton PLC         520,300       2,661,041
    British Sky
      Broadcasting Group
      PLC*                   222,500       2,306,151
    Capita Group PLC         308,500       1,249,916
    HBOS PLC                 266,004       3,116,304
    Man Group PLC             87,500       1,475,395
    Northern Rock PLC         93,500       1,069,225
    Reckitt Benckiser PLC    108,195       1,908,215
    Standard Chartered
      PLC                    143,917       1,605,518
    Tesco PLC                817,400       2,586,709

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Vodafone Group PLC     1,411,800    $  2,786,685
    Willis Group Holdings
      Ltd.*                   28,855         899,987
                                        ------------
                                          26,985,966
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $113,757,541)                    119,243,811
                                        ------------
U.S. STOCK -- 1.4%
  INSURANCE
    Ace Ltd.
  (Cost $1,781,275)           56,400       1,865,712
                                        ------------
TOTAL INVESTMENTS --93.3%
  (Cost $115,538,816)                    121,109,523
OTHER ASSETS LESS
  LIABILITIES -- 6.7%                      8,709,845
                                        ------------
NET ASSETS -- 100.0%                    $129,819,368
                                        ============

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2003. Percentages are based on net assets.

INDUSTRY
--------
Airlines                                    1.0%
Automobile Manufacturers                    2.3%
Beverages                                   2.0%
Broadcasting                                1.8%
Business Services                           2.3%
Chemicals                                   1.9%
Clothing & Apparel                          0.7%
Computer Services & Software                4.3%
Construction                                0.8%
Consumer Products & Services                5.6%
Electronic Components & Equipment           9.3%
Financial -- Bank & Trust                  14.2%
Financial Services                          7.7%
Food                                        4.4%
Insurance                                   2.1%
Machinery & Equipment                       1.8%
Medical Supplies & Equipment                1.2%
Metals & Mining                             2.1%
Office Equipment                            1.5%
Oil & Gas                                   5.8%
Pharmaceuticals                             3.7%
Real Estate                                 0.7%
Retail & Merchandising                      6.2%
Semiconductors                              3.4%
Telecommunications                          3.3%
Transportation                              0.8%
Utilities                                   1.0%
                                           -----
TOTAL                                      91.9%
                                           =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF MARSICO CAPITAL GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

------------------------------------------------------
                               SHARES        VALUE
------------------------------------------------------
COMMON STOCK -- 95.6%
  AIRLINES -- 1.9%
    Ryanair Holdings PLC
      [ADR]*(sec.)              268,933   $ 10,668,572
                                          ------------
  BEVERAGES -- 1.3%
    Anheuser-Busch
      Companies, Inc.           145,395      7,252,303
                                          ------------
  BROADCASTING -- 1.7%
    Clear Channel
      Communications, Inc.*     242,819      9,496,651
                                          ------------
  COMPUTER HARDWARE -- 3.0%
    Dell Computer Corp.*        591,534     17,101,248
                                          ------------
  COMPUTER SERVICES & SOFTWARE -- 8.9%
    Cisco Systems, Inc.*      1,025,550     15,424,272
    Electronic Arts,
      Inc.*(sec.)               203,266     12,047,576
    Intuit, Inc.*                82,186      3,187,173
    Microsoft Corp.             551,476     14,101,241
    Oracle Corp.*               446,202      5,300,880
                                          ------------
                                            50,061,142
                                          ------------
  CONSTRUCTION -- 3.9%
    Jacobs Engineering
      Group, Inc.*               32,030      1,318,035
    Lennar Corp. Cl-A(sec.)     213,892     11,601,501
    Lennar Corp. Cl-B            21,389      1,145,381
    MDC Holdings, Inc.          168,738      7,778,822
                                          ------------
                                            21,843,739
                                          ------------
  CONSUMER PRODUCTS & SERVICES -- 5.5%
    Johnson & Johnson Co.       180,956     10,198,680
    Procter & Gamble Co.        232,608     20,899,829
                                          ------------
                                            31,098,509
                                          ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.0%
    General Electric Co.        964,157     28,394,424
                                          ------------
  ENTERTAINMENT & LEISURE -- 6.8%
    Disney, (Walt) Co.(sec.)    487,232      9,091,749
    Harley-Davidson, Inc.        63,734      2,832,339
    MGM MIRAGE*                 214,874      6,106,719
    Viacom, Inc. Cl-B*          392,726     17,048,236
    Wynn Resorts Ltd.*          175,000      2,955,750
                                          ------------
                                            38,034,793
                                          ------------
  FINANCIAL SERVICES -- 16.6%
    Citigroup, Inc.             694,220     27,248,135
    Fannie Mae                  198,716     14,385,051
    Goldman Sachs Group,
      Inc.(sec.)                 24,030      1,823,877
    Lehman Brothers
      Holdings, Inc.             94,167      5,929,696
    SLM Corp.                   388,550     43,517,599
                                          ------------
                                            92,904,358
                                          ------------

------------------------------------------------------
                               SHARES        VALUE
------------------------------------------------------
  HEALTHCARE SERVICES -- 12.0%
    HCA, Inc.                   146,240   $  4,694,304
    Quest Diagnostics,
      Inc.*(sec.)               303,008     18,104,728
    UnitedHealth Group, Inc.    484,783     44,663,058
                                          ------------
                                            67,462,090
                                          ------------
  HOTELS & MOTELS -- 1.5%
    Four Seasons Hotels,
      Inc.(sec.)                281,463      8,491,739
                                          ------------
  INTERNET SERVICES -- 1.5%
    eBay, Inc.*(sec.)            91,109      8,452,182
                                          ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 6.5%
    Amgen, Inc.*(sec.)          367,882     22,554,845
    Zimmer Holdings, Inc.*      295,744     13,870,394
                                          ------------
                                            36,425,239
                                          ------------
  PHARMACEUTICALS -- 4.2%
    Genentech, Inc.*(sec.)      441,108     16,757,692
    IDEC Pharmaceuticals
      Corp.*(sec.)              202,166      6,620,937
                                          ------------
                                            23,378,629
                                          ------------
  RETAIL & MERCHANDISING -- 9.5%
    Bed Bath & Beyond, Inc.*    144,724      5,718,045
    Lowe's Companies, Inc.      286,172     12,560,089
    Tiffany & Co.(sec.)         692,708     19,215,720
    Wal-Mart Stores, Inc.       287,111     16,170,092
                                          ------------
                                            53,663,946
                                          ------------
  TELECOMMUNICATIONS -- 3.4%
    EchoStar Communications
      Corp. Cl-A*(sec.)         144,132      4,318,195
    Nextel Communications,
      Inc. Cl-A*(sec.)        1,019,290     15,075,299
                                          ------------
                                            19,393,494
                                          ------------
  TRANSPORTATION -- 2.4%
    FedEx Corp.                 225,224     13,486,413
                                          ------------
TOTAL COMMON STOCK
  (Cost $480,014,898)                      537,609,471
                                          ------------
FOREIGN STOCK -- 4.0%
  AUTOMOBILE MANUFACTURERS
    Bayerische Motoren Werke
      AG -- (DEM)               553,724     18,458,703
    Porsche AG -- (DEM)          11,472      4,224,990
                                          ------------
  (Cost $23,090,262)                        22,683,693
                                          ------------
SHORT-TERM INVESTMENTS -- 0.1%
  REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment
      Cash Fund                  68,859         68,859
    Temporary Investment
      Fund                       68,858         68,858
                                          ------------
                                               137,717
                                          ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
    Federal Home Loan Bank
      1.20%, 05/01/03         $     600   $    600,000
                                          ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $737,717)                            737,717
                                          ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED -- 17.6%
  CERTIFICATES OF DEPOSITS -- 7.0%
    American Express
      Centurion
      1.34%, 01/27/04 [FRN]       1,323      1,323,043
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]          270        269,865
      1.37%, 01/16/04 [FRN]       5,417      5,416,506
    Dresdner Bank
      1.78%, 10/06/03 [FRN]         625        625,388
    KBC Bank
      1.26%, 05/01/03             3,575      3,575,360
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03            26,286     26,286,350
    Morgan Stanley
      1.33%, 11/07/03 [FRN]       2,125      2,125,309
                                          ------------
                                            39,621,821
                                          ------------

------------------------------------------------------
                                 PAR
                                (000)        VALUE
------------------------------------------------------
  COMMERCIAL PAPER -- 0.2%
    Concord Minutemen
      Capital
      1.27%, 05/15/03         $     105   $    105,349
    Lexington Parker Capital
      Corp.
      1.27%, 05/22/03             1,143      1,143,132
                                          ------------
                                             1,248,481
                                          ------------
                               SHARES
                               ------
NON-REGISTERED INVESTMENT COMPANIES -- 10.4%
    Institutional Money
      Market Trust            58,280,301    58,280,301
                                          ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $99,150,603)                        99,150,603
                                          ------------
TOTAL INVESTMENTS -- 117.3%
  (Cost $602,993,480)                      660,181,484
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (17.3%)                        (97,427,406)
                                          ------------
NET ASSETS -- 100.0%                      $562,754,078
                                          ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

------------------------------------------------------
                              SHARES         VALUE
------------------------------------------------------
COMMON STOCK -- 97.6%
  ADVERTISING -- 1.1%
    Lamar Advertising
      Co.*(sec.)                 43,000   $  1,544,560
                                          ------------
  BROADCASTING -- 5.1%
    Cox Radio, Inc. Cl-A*        61,800      1,409,658
    Radio One, Inc.
      Cl-D*(sec.)               139,500      2,134,350
    Scripps, (E.W.) Co.
      Cl-A(sec.)                 12,000        951,000
    Westwood One, Inc.*          73,500      2,565,150
                                          ------------
                                             7,060,158
                                          ------------
  BUSINESS SERVICES -- 5.5%
    Alliance Data Systems
      Corp.*                     50,000      1,050,000
    ChoicePoint, Inc.*           53,500      1,887,480
    Corporate Executive
      Board Co.*                 38,750      1,588,363
    Iron Mountain, Inc.*         43,000      1,713,550
    Paychex, Inc.                45,000      1,401,300
                                          ------------
                                             7,640,693
                                          ------------
  CABLE TELEVISION -- 1.3%
    Cablevision Systems
      New York Group
      Cl-A*(sec.)                78,500      1,759,970
                                          ------------
  CHEMICALS -- 1.1%
    Ecolab, Inc.                 29,000      1,481,610
                                          ------------
  CLOTHING & APPAREL -- 2.7%
    Coach, Inc.*                 45,500      1,979,705
    Ross Stores, Inc.            47,500      1,800,250
                                          ------------
                                             3,779,955
                                          ------------
  COMPUTER HARDWARE -- 3.6%
    Lexmark International,
      Inc.*(sec.)                23,700      1,765,887
    Seagate Technology HDD
      Holdings*                 120,500      1,456,845
    Storage Technology
      Corp.*                     74,500      1,841,640
                                          ------------
                                             5,064,372
                                          ------------
  COMPUTER SERVICES & SOFTWARE -- 7.9%
    Adobe Systems,
      Inc.(sec.)                 47,000      1,624,320
    Affiliated Computer
      Services, Inc.
      Cl-A*(sec.)                51,400      2,451,780
    BEA Systems,
      Inc.*(sec.)               130,500      1,397,655
    Electronic Arts,
      Inc.*(sec.)                45,000      2,667,149
    Mercury Interactive
      Corp.*(sec.)               56,500      1,917,610
    Veritas Software
      Corp.*                     46,500      1,023,465
                                          ------------
                                            11,081,979
                                          ------------

------------------------------------------------------
                              SHARES         VALUE
------------------------------------------------------
  CONSUMER PRODUCTS & SERVICES -- 3.7%
    Alberto-Culver Co.
      Cl-B                       26,500   $  1,305,920
    Clorox Co.                   31,000      1,401,820
    USA Interactive*(sec.)       80,500      2,410,975
                                          ------------
                                             5,118,715
                                          ------------
  CONTAINERS & PACKAGING -- 2.4%
    Packaging Corp. of
      America*                   87,750      1,650,578
    Pactiv Corp.*                84,500      1,733,940
                                          ------------
                                             3,384,518
                                          ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.1%
    Gentex Corp.*(sec.)          45,500      1,374,100
    Zebra Technologies
      Corp. Cl-A*(sec.)          43,500      2,900,145
                                          ------------
                                             4,274,245
                                          ------------
  ENTERTAINMENT & LEISURE -- 0.8%
    Harrah's
      Entertainment, Inc.*       28,000      1,102,920
                                          ------------
  FINANCIAL SERVICES -- 3.1%
    Capital One Financial
      Corp.(sec.)                18,000        753,660
    Legg Mason, Inc.(sec.)       39,500      2,144,850
    Moody's Corp.                30,500      1,472,845
                                          ------------
                                             4,371,355
                                          ------------
  FOOD -- 1.2%
    Dean Foods Co.*(sec.)        39,500      1,719,435
                                          ------------
  HEALTHCARE SERVICES -- 7.4%
    Anthem, Inc.*                36,000      2,471,040
    Caremark Rx,
      Inc.*(sec.)               140,000      2,787,400
    Community Health
      Systems, Inc.*(sec.)       89,600      1,702,400
    First Health Group
      Corp.*(sec.)               39,000        976,950
    Stericycle,
      Inc.*(sec.)                60,500      2,377,045
                                          ------------
                                            10,314,835
                                          ------------
  INDUSTRIAL PRODUCTS -- 1.7%
    Fastenal Co.                 31,000      1,072,290
    Nucor Corp.(sec.)            33,000      1,348,050
                                          ------------
                                             2,420,340
                                          ------------
  INSURANCE -- 1.2%
    Radian Group, Inc.           41,000      1,627,700
                                          ------------
  INTERNET SERVICES -- 1.0%
    Yahoo!, Inc.*                56,500      1,400,070
                                          ------------
  MACHINERY & EQUIPMENT -- 2.4%
    Caterpillar, Inc.            20,000      1,052,000
    Danaher Corp.(sec.)          33,300      2,297,034
                                          ------------
                                             3,349,034
                                          ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                              SHARES         VALUE
------------------------------------------------------
  y
MEDICAL SUPPLIES & EQUIPMENT -- 7.3%
    Beckman Coulter, Inc.        44,500   $  1,729,715
    Chiron Corp.*(sec.)          17,000        694,110
    Henry Schein, Inc.*          22,000        949,300
    St. Jude Medical,
      Inc.*                      39,900      2,093,154
    Varian Medical
      Systems, Inc.*             44,000      2,369,840
    Zimmer Holdings, Inc.*       51,200      2,401,280
                                          ------------
                                            10,237,399
                                          ------------
  OIL & GAS -- 6.1%
    BJ Services Co.*(sec.)       20,500        748,455
    EOG Resources, Inc.          35,500      1,326,990
    Murphy Oil Corp.(sec.)       32,000      1,332,800
    National-Oilwell,
      Inc.*                      86,500      1,815,635
    Smith International,
      Inc.*(sec.)                48,000      1,706,880
    XTO Energy, Inc.(sec.)       84,333      1,644,494
                                          ------------
                                             8,575,254
                                          ------------
  PERSONAL SERVICES -- 3.3%
    Apollo Group, Inc.
      Cl-A*(sec.)                38,000      2,059,562
    Career Education
      Corp.*                     13,000        781,690
    Education Management
      Corp.*(sec.)               37,500      1,830,750
                                          ------------
                                             4,672,002
                                          ------------
  PHARMACEUTICALS -- 7.0%
    Allergan, Inc.(sec.)         27,300      1,917,825
    Cephalon, Inc.*              16,500        673,860
    Forest Laboratories,
      Inc.*(sec.)                28,000      1,448,160
    Gilead Sciences,
      Inc.*(sec.)                61,200      2,823,768
    Teva Pharmaceutical
      Industries Ltd.
      [ADR](sec.)                62,000      2,895,400
                                          ------------
                                             9,759,013
                                          ------------
  RESTAURANTS -- 0.8%
    Starbucks Corp.*             50,500      1,186,245
                                          ------------
  RETAIL & MERCHANDISING -- 6.1%
    Abercrombie &
      Fitch Co. Cl-A*            78,500      2,581,080
    Bed Bath & Beyond,
      Inc.*                      75,700      2,990,907
    Best Buy Co., Inc.*          46,500      1,607,970
    Staples, Inc.*               70,500      1,342,320
                                          ------------
                                             8,522,277
                                          ------------

------------------------------------------------------
                              SHARES         VALUE
------------------------------------------------------
  SEMICONDUCTORS -- 6.4%
    Marvell Technology
      Group Ltd.*(sec.)          84,000   $  1,938,636
    Maxim Integrated
      Products, Inc.             55,700      2,188,453
    Microchip Technology,
      Inc.(sec.)                 84,500      1,756,755
    QLogic Corp.*(sec.)          43,400      1,909,166
    Xilinx, Inc.*(sec.)          42,000      1,136,940
                                          ------------
                                             8,929,950
                                          ------------
  TELECOMMUNICATIONS -- 2.8%
    Nextel Communications,
      Inc. Cl-A*(sec.)          153,400      2,268,786
    UTStarcom, Inc.*(sec.)       74,000      1,611,054
                                          ------------
                                             3,879,840
                                          ------------
  TRANSPORTATION -- 1.5%
    J.B. Hunt Transport
      Services,
      Inc.*(sec.)                62,500      2,159,375
                                          ------------
TOTAL COMMON STOCK
  (Cost $118,356,817)                      136,417,819
                                          ------------
FOREIGN STOCK -- 1.5%
  MEDICAL SUPPLIES & EQUIPMENT -- 0.8%
    Alcon, Inc. -- (CHF)*        25,500      1,123,275
                                          ------------
  PHARMACEUTICALS -- 0.7%
    Biovail
      Corp. -- (CAD)*            26,500        957,975
                                          ------------
TOTAL FOREIGN STOCK
  (Cost $1,991,913)                          2,081,250
                                          ------------
SHORT-TERM INVESTMENTS -- 1.0%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund                 710,942        710,942
    Temporary Investment
      Fund                      710,941        710,941
                                          ------------
  (Cost $1,421,883)                          1,421,883
                                          ------------
                                PAR
                               (000)
                               -----
Y
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 35.9%
  CERTIFICATES OF DEPOSITS -- 18.1%
    American Express
      Centurion
      1.34%, 01/27/04
         [FRN]              $     3,657      3,657,549
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]        3,979      3,979,250
      1.37%, 01/16/04
         [FRN]                    1,566      1,565,694
    Dresdner Bank
      1.78%, 10/06/03
         [FRN]                    5,295      5,294,757
    Goldman Sachs Group,
      Inc.
      1.30%, 03/08/04
         [FRN]                      269        269,056

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

------------------------------------------------------
                                PAR
                               (000)         VALUE
------------------------------------------------------
    KBC Bank
      1.26%, 05/01/03       $     2,910   $  2,910,298
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03             4,075      4,074,983
    Morgan Stanley
      1.33%, 11/07/03
         [FRN]                    1,662      1,661,926
    National City Bank
      1.59%, 11/10/03
         [FRN]                    1,888      1,887,821
                                          ------------
                                            25,301,334
                                          ------------
  COMMERCIAL PAPER -- 3.0%
    Concord Minutemen
      Capital
      1.27%, 05/15/03             1,900      1,900,076
    Enterprise Funding
      Corp.
      1.27%, 05/15/03               368        368,186
    Fairway Finance Corp.
      1.27%, 05/15/03               268        267,821
    Scaldis Capital LLC
      1.27%, 05/15/03               688        688,401
    Sheffield Receivables
      Corp.
      1.27%, 05/20/03             6,051      1,073,827
                                          ------------
                                             4,298,311
                                          ------------
------------------------------------------------------
                              SHARES         VALUE
------------------------------------------------------
NON-REGISTERED INVESTMENT COMPANIES -- 14.8%
    Institutional Money
      Market Trust           20,629,609   $ 20,629,609
                                          ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $50,229,254)                        50,229,254
                                          ------------
TOTAL INVESTMENTS -- 136.0%
  (Cost $171,999,867)                      190,150,206
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (36.0%)                        (50,364,303)
                                          ------------
NET ASSETS -- 100.0%                      $139,785,903
                                          ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
COMMON STOCK -- 90.6%
  AUTOMOTIVE PARTS -- 3.8%
    AutoNation,
      Inc.*(sec.)             252,800   $  3,501,280
    Lear Corp.*                88,100      3,501,094
                                        ------------
                                           7,002,374
                                        ------------
  BEVERAGES -- 1.8%
    Constellation Brands,
      Inc. Cl-A*              125,500      3,364,655
                                        ------------
  BUILDING MATERIALS -- 1.4%
    American Standard
      Companies, Inc.*         36,400      2,591,316
                                        ------------
  BUSINESS SERVICES -- 6.0%
    Bearingpoint, Inc.*       361,200      2,951,004
    Manpower, Inc.(sec.)      146,300      4,810,344
    Viad Corp.                155,500      3,127,105
                                        ------------
                                          10,888,453
                                        ------------
  CLOTHING & APPAREL -- 3.1%
    Liz Claiborne, Inc.        98,100      3,191,193
    Payless ShoeSource,
      Inc.*                   161,400      2,559,804
                                        ------------
                                           5,750,997
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 2.7%
    Computer Associates
      International,
      Inc.(sec.)              206,900      3,360,056
    Tech Data
      Corp.*(sec.)             69,400      1,665,600
                                        ------------
                                           5,025,656
                                        ------------
  CONGLOMERATES -- 0.7%
    Johnson Controls,
      Inc.                     15,300      1,258,272
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 0.4%
    Regis Corp.                25,300        716,749
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.0%
    Vishay
      Intertechnology,
      Inc.*                   148,500      1,856,250
                                        ------------
  ENTERTAINMENT & LEISURE -- 1.5%
    Brunswick Corp.(sec.)     124,500      2,717,835
                                        ------------
  FINANCIAL -- BANK & TRUST -- 9.8%
    Charter One
      Financial, Inc.          95,100      2,762,655
    City National Corp.        39,400      1,622,098
    Comerica, Inc.             46,500      2,023,215
    GreenPoint Financial
      Corp.                    57,900      2,765,304
    North Fork
      Bancorporation,
      Inc.                    102,700      3,323,372
    Southtrust Corp.           95,200      2,557,167
    TCF Financial Corp.        71,700      2,839,320
                                        ------------
                                          17,893,131
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
  FINANCIAL SERVICES -- 6.1%
    AMBAC Financial
      Group, Inc.              51,150   $  2,984,603
    CIT Group, Inc.            99,500      2,026,815
    Doral Financial Corp.      24,500        980,245
    Federated Investors,
      Inc.                     63,400      1,730,186
    IndyMac Bancorp, Inc.     155,600      3,466,768
                                        ------------
                                          11,188,617
                                        ------------
  FOOD -- 0.8%
    Dean Foods Co.*(sec.)      20,100        874,953
    Del Monte Foods Co.*       71,300        566,835
                                        ------------
                                           1,441,788
                                        ------------
  HEALTHCARE SERVICES -- 13.7%
    Anthem, Inc.*              45,300      3,109,392
    DaVita, Inc.*             151,800      3,130,116
    Laboratory Corp. of
      America
      Holdings*(sec.)          95,000      2,798,700
    Lincare Holdings,
      Inc.*(sec.)             100,000      3,037,000
    Omnicare, Inc.(sec.)      158,700      4,208,724
    Quest Diagnostics,
      Inc.*                    42,100      2,515,475
    Tenet Healthcare
      Corp.*                  110,800      1,644,272
    Triad Hospitals,
      Inc.*                   103,800      2,284,638
    Universal Health
      Services, Inc.
      Cl-B*(sec.)              55,400      2,142,318
                                        ------------
                                          24,870,635
                                        ------------
  INDUSTRIAL PRODUCTS -- 3.6%
    Mohawk Industries,
      Inc.*(sec.)              61,600      3,416,952
    SPX Corp.*                 95,300      3,221,140
                                        ------------
                                           6,638,092
                                        ------------
  INSURANCE -- 13.5%
    Loews Corp.                62,900      2,595,883
    PartnerRe Ltd.             72,200      3,862,700
    PMI Group, Inc.            95,600      2,946,392
    Principal Financial
      Group, Inc.              79,600      2,316,360
    Radian Group, Inc.         91,200      3,620,640
    RenaissanceRe
      Holdings Ltd.(sec.)      83,400      3,693,786
    Wellchoice, Inc.*          97,600      2,078,880
    XL Capital Ltd. Cl-A       42,100      3,464,830
                                        ------------
                                          24,579,471
                                        ------------
  OFFICE EQUIPMENT -- 1.8%
    Office Depot, Inc.*       225,000      2,848,500
    Pitney Bowes, Inc.         13,100        459,941
                                        ------------
                                           3,308,441
                                        ------------

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
OIL & GAS -- 6.9%
    Apache Corp.               20,748   $  1,187,823
    Devon Energy Corp.         45,581      2,153,721
    Equitable Resources,
      Inc.                     49,000      1,882,580
    Pioneer Natural
      Resources Co.*           96,900      2,317,848
    Sunoco, Inc.(sec.)         90,500      3,367,505
    XTO Energy,
      Inc.(sec.)               89,700      1,749,150
                                        ------------
                                          12,658,627
                                        ------------
  RAILROADS -- 1.3%
    CSX Corp.                  74,400      2,379,312
                                        ------------
  RESTAURANTS -- 1.0%
    Brinker
      International,
      Inc.*(sec.)              60,000      1,905,000
                                        ------------
  RETAIL & MERCHANDISING -- 4.1%
    Foot Locker,
      Inc.(sec.)              311,200      3,423,200
    May Department Stores
      Co.(sec.)                82,800      1,790,136
    Pier 1 Imports, Inc.      120,000      2,227,200
                                        ------------
                                           7,440,536
                                        ------------
  TRANSPORTATION -- 1.4%
    Teekay Shipping Corp.      68,000      2,580,600
                                        ------------
  UTILITIES -- 4.2%
    Energy East Corp.          45,200        823,544
    Entergy Corp.              18,600        866,946
    Exelon Corp.               49,762      2,639,376
    FPL Group, Inc.            14,600        888,702
    Pepco Holdings, Inc.       76,200      1,309,116
    PPL Corp.                  32,200      1,165,640
                                        ------------
                                           7,693,324
                                        ------------
TOTAL COMMON STOCK
  (Cost $163,698,278)                    165,750,131
                                        ------------
FOREIGN STOCK -- 3.8%
  MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Mettler-Toledo
      International,
      Inc. -- (CHF)*           56,300      1,998,650
                                        ------------
  OIL & GAS -- 1.4%
    Talisman Energy,
      Inc. -- (CAD)            63,600      2,537,004
                                        ------------
  RAILROADS -- 1.3%
    Canadian National
      Railway Co. --
      (CAD)                    48,700      2,368,281
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $6,714,359)                        6,903,935
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.0%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund
  (Cost $9,174,075)         9,174,075   $  9,174,075
                                        ------------
                              PAR
                             (000)
                             -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 15.4%
  CERTIFICATES OF DEPOSITS -- 10.7%
    American Express
      Centurion
      1.34%, 01/27/04
      [FRN]                $    1,275      1,275,082
    Bear Stearns Co.,
      Inc.
      1.43%, 01/15/04
      [VR]                        172        172,245
      1.37%, 01/16/04
      [FRN]                     2,168      2,168,481
    Dresdner Bank
      1.78%, 10/06/03
      [FRN]                     3,363      3,363,388
    Goldman Sachs Group,
      Inc.
      1.30%, 03/08/04
      [FRN]                        30         29,593
    KBC Bank
      1.26%, 05/01/03           1,462      1,461,700
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03           2,067      2,066,683
    Morgan Stanley
      1.33%, 11/07/03
      [FRN]                     2,576      2,575,833
    National City Bank
      1.59%, 11/10/03
      [FRN]                     6,442      6,441,686
                                        ------------
                                          19,554,691
                                        ------------
  COMMERCIAL PAPER -- 2.0%
    Enterprise Funding
      Corp.
      1.27%, 05/15/03             235        235,091
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03              91         90,878
    Sheffield Receivables
      Corp.
      1.27%, 05/20/03           3,401      3,401,023
                                        ------------
                                           3,726,992
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
NON-REGISTERED INVESTMENT COMPANIES -- 2.7%
    Institutional Money
      Market Trust          4,936,980   $  4,936,980
                                        ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $28,218,663)                      28,218,663
                                        ------------
TOTAL
  INVESTMENTS -- 114.8%
  (Cost $207,805,375)                    210,046,804
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (14.8%)                      (27,061,471)
                                        ------------
NET ASSETS -- 100.0%                    $182,985,333
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF MFS GROWTH WITH INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 95.4%
  AEROSPACE -- 0.9%
    Lockheed Martin
      Corp.(sec.)             3,960    $    198,198
    Northrop Grumman Corp.    1,470         129,287
                                       ------------
                                            327,485
                                       ------------
  BEVERAGES -- 2.7%
    Anheuser-Busch
      Companies, Inc.         8,070         402,532
    PepsiCo, Inc.            13,814         597,870
                                       ------------
                                          1,000,402
                                       ------------
  BROADCASTING -- 0.2%
    Clear Channel
      Communications, Inc.*   1,900          74,309
                                       ------------
  BUSINESS SERVICES -- 1.4%
    Accenture Ltd. Cl-A*     12,580         201,532
    Aramark Corp. Cl-B*       1,600          36,736
    Avery Dennison Corp.        500          26,505
    First Data Corp.(sec.)    6,090         238,910
                                       ------------
                                            503,683
                                       ------------
  CABLE TELEVISION -- 0.7%
    Comcast Corp.
      Cl-A*(sec.)             7,927         252,951
                                       ------------
  CHEMICALS -- 2.3%
    Air Products &
      Chemicals, Inc.         3,080         132,656
    Dow Chemical Co.          3,200         104,448
    PPG Industries,
      Inc.(sec.)              6,110         296,396
    Praxair, Inc.             4,960         288,077
                                       ------------
                                            821,577
                                       ------------
  COMPUTER HARDWARE -- 3.2%
    Dell Computer Corp.*      7,810         225,787
    Hewlett-Packard Co.       4,601          74,996
    International Business
      Machines Corp.         10,240         869,376
                                       ------------
                                          1,170,159
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 7.0%
    Automatic Data
      Processing, Inc.        2,640          88,783
    Cisco Systems, Inc.*     37,630         565,955
    Microsoft Corp.          48,180       1,231,963
    Oracle Corp.*            30,250         359,370
    PeopleSoft, Inc.*         9,400         141,282
    Veritas Software
      Corp.*(sec.)            7,560         166,396
                                       ------------
                                          2,553,749
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
  CONGLOMERATES -- 2.7%
    3M Co.(sec.)              3,170    $    399,547
    Altria Group, Inc.       10,670         328,209
    Cendant Corp.*            4,610          65,831
    ITT Industries, Inc.      2,120         123,596
    Tyco International
      Ltd.(sec.)              4,520          70,512
                                       ------------
                                            987,695
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 5.4%
    Colgate-Palmolive Co.     1,580          90,329
    Gillette Co.              5,760         175,392
    Johnson & Johnson Co.    15,220         857,799
    Kimberly-Clark Corp.      4,930         245,366
    Procter & Gamble Co.      6,640         596,604
                                       ------------
                                          1,965,490
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
    General Electric
      Co.(sec.)              30,750         905,587
    Rockwell Automation,
      Inc.                    2,450          55,860
    STMicroelectronics NV
      NY Reg.                 5,630         115,922
                                       ------------
                                          1,077,369
                                       ------------
  ENTERTAINMENT & LEISURE -- 4.0%
    AOL Time Warner,
      Inc.*(sec.)            27,300         373,464
    Disney, (Walt)
      Co.(sec.)               7,080         132,113
    Harley-Davidson,
      Inc.(sec.)              4,200         186,648
    Viacom, Inc. Cl-B*       17,943         778,905
                                       ------------
                                          1,471,130
                                       ------------
  ENVIRONMENTAL SERVICES -- 0.1%
    Waste Management, Inc.    1,790          38,879
                                       ------------
  FINANCIAL -- BANK & TRUST -- 5.2%
    Bank of America
      Corp.(sec.)             7,750         573,888
    Bank One Corp.            6,780         244,419
    Charter One
      Financial, Inc.         1,916          55,660
    State Street Corp.        2,070          72,512
    SunTrust Banks, Inc.      3,360         192,259
    Wells Fargo & Co.        15,820         763,473
                                       ------------
                                          1,902,211
                                       ------------
  FINANCIAL SERVICES -- 8.9%
    Citigroup, Inc.          22,990         902,357
    Fannie Mae(sec.)         13,170         953,375
    Freddie Mac               2,340         135,486
    Goldman Sachs
      Group, Inc.(sec.)       5,100         387,090
    J.P. Morgan Chase &
      Co.(sec.)               2,700          79,245
    Lehman Brothers
      Holdings, Inc.          2,170         136,645
    MBNA Corp.               12,100         228,690
    Mellon Financial Corp.    3,950         104,478

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    Merrill Lynch & Co.,
      Inc.(sec.)              3,780    $    155,169
    SLM Corp.                 1,200         134,400
                                       ------------
                                          3,216,935
                                       ------------
  FOOD -- 1.8%
    Archer Daniels
      Midland Co.             7,550          83,654
    Heinz, (H.J.) Co.         2,000          59,760
    Kellogg Co.               6,730         220,340
    Kroger Co.*              20,770         297,011
                                       ------------
                                            660,765
                                       ------------
  HEALTHCARE SERVICES -- 0.8%
    HCA, Inc.                 2,250          72,225
    Tenet Healthcare Corp.*   8,600         127,624
    WellPoint Health
      Networks, Inc.*(sec.)   1,000          75,940
                                       ------------
                                            275,789
                                       ------------
  HOTELS & MOTELS -- 0.2%
    Starwood Hotels &
      Resorts Worldwide,
      Inc.                    2,810          75,420
                                       ------------
  INDUSTRIAL PRODUCTS -- 0.6%
    Illinois Tool Works,
      Inc.                    3,480         222,650
                                       ------------
  INSURANCE -- 4.4%
    Allstate Corp.            4,560         172,322
    American International
      Group, Inc.(sec.)       4,795         277,870
    Chubb Corp.(sec.)         2,410         127,465
    Marsh & McLennan
      Companies, Inc.         3,410         162,589
    MetLife, Inc.(sec.)      10,550         303,102
    St. Paul Companies,
      Inc.(sec.)              6,200         212,908
    Travelers Property
      Casualty Corp.
      Cl-A(sec.)             11,447         185,785
    XL Capital Ltd.
      Cl-A(sec.)              1,820         149,786
                                       ------------
                                          1,591,827
                                       ------------
  MACHINERY & EQUIPMENT -- 0.8%
    Danaher Corp.(sec.)       1,320          91,054
    Deere & Co.               4,950         217,948
                                       ------------
                                            309,002
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.2%
    Abbott Laboratories       4,440         180,397
    AmerisourceBergen
      Corp.(sec.)             4,700         271,895
    Amgen, Inc.*(sec.)        6,790         416,295
    Baxter International,
      Inc.                    2,100          48,300
    Guidant Corp.             1,960          76,420
    Medtronic, Inc.(sec.)     3,440         164,226
                                       ------------
                                          1,157,533
                                       ------------
  METALS & MINING -- 0.3%
    Alcoa, Inc.(sec.)         5,220         119,695
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
  OIL & GAS -- 6.7%
    Baker Hughes, Inc.        6,070    $    169,960
    BJ Services Co.*(sec.)      530          19,350
    BP PLC [ADR]             11,375         438,393
    ConocoPhillips            1,770          89,031
    Encana Corp.(sec.)        6,900         227,010
    Exxon Mobil Corp.        34,076       1,199,475
    Noble Corp.*              2,900          89,755
    Schlumberger Ltd.         5,390         226,003
                                       ------------
                                          2,458,977
                                       ------------
  PAPER & FOREST PRODUCTS -- 1.1%
    International Paper Co.   9,830         351,422
    Smurfit-Stone Container
      Corp.*(sec.)            3,940          55,436
                                       ------------
                                            406,858
                                       ------------
  PHARMACEUTICALS -- 6.7%
    AstraZeneca Group PLC
      [ADR]                   6,300         251,181
    Forest Laboratories,
      Inc.*                   1,800          93,096
    Genentech, Inc.*(sec.)    6,100         231,739
    Lilly, (Eli) &
      Co.(sec.)               6,600         421,212
    Pfizer, Inc.             34,843       1,071,422
    Schering-Plough Corp.    17,270         312,587
    Wyeth                     1,700          74,001
                                       ------------
                                          2,455,238
                                       ------------
  PRINTING & PUBLISHING -- 3.7%
    Gannett Co., Inc.         7,150         541,399
    McGraw-Hill Companies,
      Inc.                    4,070         237,647
    New York Times Co. CL-A   6,990         324,196
    Tribune Co.               4,790         234,614
                                       ------------
                                          1,337,856
                                       ------------
  RAILROADS -- 0.6%
    Union Pacific Corp.       3,860         229,747
                                       ------------
  RETAIL & MERCHANDISING -- 7.8%
    CVS Corp.                 8,000         193,680
    Family Dollar
      Stores, Inc.(sec.)      1,760          60,174
    Gap, Inc.(sec.)          10,820         179,937
    Home Depot, Inc.         23,460         659,930
    Kohl's Corp.*(sec.)       1,840         104,512
    Lowe's Companies,
      Inc.(sec.)              2,220          97,436
    Sears, Roebuck &
      Co.(sec.)               3,000          85,020
    Target Corp.              9,200         307,648
    Wal-Mart Stores, Inc.    20,340       1,145,548
                                       ------------
                                          2,833,885
                                       ------------
  SEMICONDUCTORS -- 2.7%
    Analog Devices, Inc.*    10,430         345,442
    Intel Corp.              13,760         253,184
    Maxim Integrated
      Products, Inc.          1,040          40,862

ASAF MFS GROWTH WITH INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
    Microchip Technology,
      Inc.(sec.)              9,300    $    193,347
    Novellus Systems, Inc.*   1,860          52,154
    Texas Instruments, Inc.   5,110          94,484
                                       ------------
                                            979,473
                                       ------------
  TELECOMMUNICATIONS -- 3.3%
    AT&T Wireless Services,
      Inc.*                       1               6
    BellSouth Corp.          22,930         584,485
    EchoStar Communications
      Corp. Cl-A*(sec.)       2,300          68,908
    SBC Communications,
      Inc.                    3,950          92,272
    Verizon Communications,
      Inc.                   10,860         405,947
    Vodafone Group PLC
      [ADR](sec.)             3,177          62,778
                                       ------------
                                          1,214,396
                                       ------------
  TRANSPORTATION -- 1.8%
    FedEx Corp.               5,910         353,891
    United Parcel Service,
      Inc. Cl-B               5,100         316,812
                                       ------------
                                            670,703
                                       ------------
  UTILITIES -- 1.2%
    Ameren Corp.(sec.)        1,440          59,011
    Dominion Resources,
      Inc.(sec.)              1,520          89,954
    TXU Corp.(sec.)          14,450         287,844
                                       ------------
                                            436,809
                                       ------------
TOTAL COMMON STOCK
  (Cost $34,334,814)                     34,800,647
                                       ------------
FOREIGN STOCK -- 3.6%
  AUTOMOBILE MANUFACTURERS -- 0.7%
    Bayerische Motoren
      Werke AG -- (DEM)       5,150         171,679
    Porsche AG -- (DEM)         221          81,391
                                       ------------
                                            253,070
                                       ------------
  CAPITAL GOODS -- 0.0%
    Reckitt Benckiser
      PLC -- (GBP)              880          15,520
                                       ------------
  FOOD -- 0.4%
    Nestle SA -- (CHF)          677         138,020
                                       ------------
  OIL & GAS -- 0.3%
    Encana Corp. -- (CAD)     2,990          97,978
                                       ------------
  PHARMACEUTICALS -- 0.9%
    AstraZeneca Group
      PLC -- (GBP)            1,500          58,856
    Novartis AG -- (CHF)      7,450         293,877
                                       ------------
                                            352,733
                                       ------------

---------------------------------------------------
                             SHARES       VALUE
---------------------------------------------------
  PRINTING & PUBLISHING -- 0.6%
    Reed International
      PLC -- (GBP)           25,710    $    205,046
                                       ------------
  RAILROADS -- 0.7%
    Canadian National
      Railway Co. -- (CAD)    5,366         260,949
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $1,240,112)                       1,323,316
                                       ------------
SHORT-TERM INVESTMENTS -- 0.8%
  REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment
      Cash Fund               5,091           5,091
    Temporary Investment
      Fund                    5,090           5,090
                                       ------------
                                             10,181
                                       ------------
                              PAR
                             (000)
                             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.8%
    Federal Home Loan Bank
      1.25%, 05/01/03        $  282         282,000
                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $292,181)                           292,181
                                       ------------
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED -- 19.3%
  CERTIFICATES OF DEPOSITS -- 13.5%
    American Express
      Centurion
      1.34%, 01/27/04 [FRN]     223         223,377
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]      736         736,156
      1.37%, 01/16/04 [FRN]     769         768,655
    Dresdner Bank
      1.78%, 10/06/03 [FRN]       7           7,447
    Goldman Sachs Group,
      Inc.
      1.30%, 03/08/04 [FRN]     171         171,379
    KBC Bank
      1.26%, 05/01/03 [FRN]     457         456,722
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03           766         766,260
    Morgan Stanley
      1.33%, 11/07/03 [FRN]   1,430       1,430,435
      1.59%, 11/10/03 [FRN]     374         373,852
                                       ------------
                                          4,934,283
                                       ------------
  COMMERCIAL PAPER -- 2.1%
    Concord Minutemen
      Capital
      1.27%, 05/15/03           434         434,297
    Fairway Finance Corp.
      1.27%, 05/15/03             5           4,569

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Scaldis Capital LLC
      1.27%, 05/15/03        $   85          85,228
    Sheffield Receivables
      Corp.
      1.27%, 05/20/03           236         235,956
                                       ------------
                                            760,050
                                       ------------

                             SHARES
                             ------
  NON-REGISTERED INVESTMENT COMPANIES -- 3.7%
    Institutional Money
      Market Trust           1,334,850    1,334,850
                                       ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $7,029,183)                       7,029,183
                                       ------------
TOTAL INVESTMENTS -- 119.1%
  (Cost $42,896,290)                     43,445,327
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (19.1%)                      (6,952,233)
                                       ------------
NET ASSETS -- 100.0%                   $ 36,493,094
                                       ============

Foreign currency exchange contracts outstanding at April 30, 2003:

SETTLEMENT           CONTRACTS TO    IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE      RECEIVE           FOR       AT VALUE     DEPRECIATION
-----------------------------------------------------------------------------
05/03..      Sell   GBP      6,388     $10,140      $10,209         $(69)
                                       =======      =======         ====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 98.3%
  ADVERTISING -- 0.2%
    Donnelley, (R.R.) &
      Sons Co.               12,800    $    258,048
                                       ------------
  AEROSPACE -- 1.1%
    Boeing Co.               14,100         384,648
    Goodrich Corp.           15,300         215,271
    Northrop Grumman Corp.    2,000         175,900
    Raytheon Co.             10,700         320,251
    United Technologies
      Corp.                   5,400         333,774
                                       ------------
                                          1,429,844
                                       ------------
  AIRLINES -- 0.2%
    JetBlue Airways Corp.*    8,000         251,440
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 0.5%
    General Motors
      Corp.(sec.)            10,600         382,130
    PACCAR, Inc.(sec.)        4,500         262,845
                                       ------------
                                            644,975
                                       ------------
  AUTOMOTIVE PARTS -- 0.4%
    Dana Corp.               17,000         157,930
    Genuine Parts Co.         3,586         114,644
    Visteon Corp.            30,600         214,506
                                       ------------
                                            487,080
                                       ------------
  BEVERAGES -- 1.6%
    Anheuser-Busch
      Companies, Inc.        19,300         962,684
    Coca-Cola Co.            15,200         614,080
    Coca-Cola Enterprises,
      Inc.                   16,000         311,840
    PepsiCo, Inc.             4,600         199,088
                                       ------------
                                          2,087,692
                                       ------------
  BUILDING MATERIALS -- 1.0%
    American Standard
      Companies, Inc.*        5,000         355,950
    Masco Corp.(sec.)        23,000         484,610
    The Sherwin-Williams Co.(sec.)  17,300      482,324
                                       ------------
                                          1,322,884
                                       ------------
  BUSINESS SERVICES -- 1.1%
    Deluxe Corp.              2,500         110,025
    First Data Corp.(sec.)   22,000         863,060
    Fiserv, Inc.*(sec.)      14,000         412,160
                                       ------------
                                          1,385,245
                                       ------------
  CABLE TELEVISION -- 1.4%
    Comcast Corp.
      Cl-A*(sec.)            20,833         664,781
    Comcast Corp. Special
      Cl-A*                  28,000         841,680
    Cox Communications,
      Inc. Cl-A*(sec.)       10,500         347,550
                                       ------------
                                          1,854,011
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  CHEMICALS -- 1.8%
    Ashland, Inc.             6,000    $    177,900
    Dow Chemical Co.         25,800         842,112
    DuPont, (E.I.) de
      Nemours & Co.          14,100         599,673
    FMC Corp.*                8,900         161,268
    PPG Industries,
      Inc.(sec.)              6,300         305,613
    Praxair, Inc.             2,200         127,776
    Rohm & Haas Co.           4,000         132,440
                                       ------------
                                          2,346,782
                                       ------------
  CLOTHING & APPAREL -- 0.2%
    VF Corp.                  5,812         228,644
                                       ------------
  COMPUTER HARDWARE -- 3.9%
    Dell Computer Corp.*     62,600       1,809,766
    Hewlett-Packard Co.      81,900       1,334,970
    International Business
      Machines Corp.         23,000       1,952,700
                                       ------------
                                          5,097,436
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 7.1%
    Affiliated Computer
      Services, Inc.
      Cl-A*(sec.)             6,800         324,360
    Cisco Systems,
      Inc.*(sec.)           154,400       2,322,176
    Microsoft Corp.         191,600       4,899,212
    Oracle Corp.*            60,000         712,800
    Symantec Corp.*(sec.)     8,800         386,760
    Unisys Corp.*            22,000         228,800
    Veritas Software
      Corp.*(sec.)           18,600         409,386
                                       ------------
                                          9,283,494
                                       ------------
  CONGLOMERATES -- 2.2%
    3M Co.(sec.)              3,000         378,120
    Altria Group, Inc.       62,200       1,913,272
    Cendant Corp.*           11,500         164,220
    Honeywell
      International, Inc.     6,000         141,600
    Textron, Inc.             3,000          88,470
    Tyco International
      Ltd.(sec.)             15,000         234,000
                                       ------------
                                          2,919,682
                                       ------------
  CONSTRUCTION -- 0.1%
    Pulte Corp.               1,900         110,181
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 5.6%
    Avon Products, Inc.      16,500         959,805
    Colgate-Palmolive Co.    14,600         834,682
    Fortune Brands, Inc.      3,800         183,920
    Johnson & Johnson Co.    52,275       2,946,219
    Procter & Gamble Co.     21,400       1,922,790
    Whirlpool Corp.          10,100         540,249
                                       ------------
                                          7,387,665
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.3%
    Consolidated Edison,
      Inc.(sec.)             12,600         489,762
    Cooper Industries Ltd.
      Cl-A                    9,900         367,290

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Eastman Kodak
      Co.(sec.)               9,100    $    272,181
    Emerson Electric Co.      7,700         390,390
    General Electric Co.    161,200       4,747,340
    Linear Technology
      Corp.                   3,800         130,986
    Rockwell Automation,
      Inc.                   10,500         239,400
    Sanmina-SCI Corp.*       65,000         312,000
                                       ------------
                                          6,949,349
                                       ------------
  ENTERTAINMENT & LEISURE -- 1.7%
    AOL Time Warner,
      Inc.*(sec.)            35,300         482,904
    Carnival Corp.(sec.)      8,000         220,720
    Disney, (Walt)
      Co.(sec.)              30,800         574,728
    Harley-Davidson,
      Inc.(sec.)             11,500         511,060
    Viacom, Inc. Cl-B*       11,100         481,851
                                       ------------
                                          2,271,263
                                       ------------
  ENVIRONMENTAL SERVICES -- 0.1%
    Waste Management, Inc.    7,600         165,072
                                       ------------
  FARMING & AGRICULTURE -- 0.0%
    Monsanto Co.              3,104          54,010
                                       ------------
  FINANCIAL -- BANK & TRUST -- 6.5%
    AmSouth Bancorp          21,000         442,050
    Bank of America Corp.    29,700       2,199,284
    Bank One Corp.           22,600         814,730
    Charter One Financial,
      Inc.                    9,591         278,619
    FleetBoston Financial
      Corp.                  18,600         493,272
    Huntington Bancshares,
      Inc.                    5,000          97,300
    National City Corp.      24,200         725,032
    PNC Financial Services
      Group, Inc.            10,000         439,000
    U.S. Bancorp             38,806         859,553
    Wachovia Corp.           32,300       1,234,183
    Wells Fargo & Co.        20,700         998,982
                                       ------------
                                          8,582,005
                                       ------------
  FINANCIAL SERVICES -- 9.0%
    American Express Co.      2,200          83,292
    Capital One Financial
      Corp.(sec.)            14,000         586,180
    Citigroup, Inc.          91,633       3,596,595
    Countrywide Financial
      Corp.                   2,000         135,200
    Fannie Mae               19,800       1,433,322
    Freddie Mac              26,400       1,528,560
    Goldman Sachs Group,
      Inc.(sec.)              8,000         607,200
    J.P. Morgan Chase &
      Co.                     5,570         163,480
    KeyCorp                  25,000         602,750
    Lehman Brothers
      Holdings, Inc.          6,800         428,196

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    MBIA, Inc.                1,350    $     60,345
    MBNA Corp.               52,950       1,000,755
    Morgan Stanley Dean
      Witter & Co.           15,800         707,050
    Union Planters Corp.      3,600         102,744
    Washington Mutual,
      Inc.(sec.)             22,950         906,525
                                       ------------
                                         11,942,194
                                       ------------
  FOOD -- 1.4%
    Albertson's, Inc.         2,500          49,650
    Archer Daniels Midland
      Co.                    27,138         300,689
    ConAgra Foods,
      Inc.(sec.)             22,769         478,149
    Heinz, (H.J.) Co.        12,700         379,476
    Kroger Co.*              10,900         155,870
    Sara Lee Corp.           20,100         337,278
    SUPERVALU, Inc.           7,400         121,878
                                       ------------
                                          1,822,990
                                       ------------
  HEALTHCARE SERVICES -- 2.9%
    Cardinal Health, Inc.    15,100         834,728
    HCA, Inc.                 8,500         272,850
    Health Management
      Associates, Inc.
      Cl-A(sec.)             36,000         614,160
    Humana, Inc.*            23,300         257,465
    Tenet Healthcare
      Corp.*                  7,500         111,300
    UnitedHealth Group,
      Inc.                   13,000       1,197,690
    WellPoint Health
      Networks,
      Inc.*(sec.)             7,400         561,956
                                       ------------
                                          3,850,149
                                       ------------
  INDUSTRIAL PRODUCTS -- 0.1%
    Crane Co.                 9,500         185,535
                                       ------------
  INSURANCE -- 5.0%
    ACE Ltd.                 16,000         529,280
    Allstate Corp.            9,700         366,563
    American International
      Group, Inc.(sec.)      49,494       2,868,178
    AON Corp.(sec.)           8,600         190,576
    Chubb Corp.               5,900         312,051
    CIGNA Corp.               7,300         381,790
    MetLife, Inc.(sec.)      19,700         565,981
    St. Paul Companies,
      Inc.                   11,971         411,084
    Torchmark Corp.           9,500         368,125
    Travelers Property
      Casualty Corp.
      Cl-A(sec.)              3,958          64,238
    Travelers Property
      Casualty Corp. CL-B     8,133         132,161
    XL Capital Ltd. Cl-A      5,000         411,500
                                       ------------
                                          6,601,527
                                       ------------
  INTERNET SERVICES -- 0.6%
    eBay, Inc.*(sec.)         8,000         742,160
                                       ------------

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
MACHINERY & EQUIPMENT -- 0.8%
    Caterpillar, Inc.         6,500    $    341,900
    Cummins, Inc.(sec.)       3,800         103,018
    Eaton Corp.               7,000         574,490
                                       ------------
                                          1,019,408
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.3%
    Abbott Laboratories      15,000         609,450
    Amgen, Inc.*(sec.)       32,700       2,004,837
    Becton Dickinson & Co.    2,000          70,800
    Medtronic, Inc.(sec.)    31,400       1,499,036
    St. Jude Medical,
      Inc.*                   2,200         115,412
                                       ------------
                                          4,299,535
                                       ------------
  METALS & MINING -- 0.4%
    Alcan, Inc.(sec.)         7,100         208,314
    United States Steel
      Corp.(sec.)            18,000         257,760
                                       ------------
                                            466,074
                                       ------------
  OFFICE EQUIPMENT -- 0.3%
    Office Depot, Inc.*       7,400          93,684
    Pitney Bowes, Inc.        8,100         284,391
                                       ------------
                                            378,075
                                       ------------
  OIL & GAS -- 4.8%
    ChevronTexaco Corp.      13,847         869,730
    ConocoPhillips           15,620         785,686
    Exxon Mobil Corp.        98,700       3,474,240
    Halliburton Co.          11,000         235,510
    Kerr-McGee Corp.          2,800         117,908
    Marathon Oil Corp.       19,900         453,123
    Occidental Petroleum
      Corp.                  11,183         333,813
    Transocean, Inc.(sec.)    5,000          95,250
                                       ------------
                                          6,365,260
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.4%
    Georgia-Pacific
      Corp.(sec.)            16,000         247,040
    MeadWestvaco Corp.       11,283         266,166
                                       ------------
                                            513,206
                                       ------------
  PHARMACEUTICALS -- 7.0%
    Allergan, Inc.(sec.)      3,500         245,875
    Bristol-Meyers Squibb
      Co.                    18,400         469,936
    Cephalon, Inc.*           8,000         326,720
    Gilead Sciences,
      Inc.*(sec.)             8,900         410,646
    Lilly, (Eli) &
      Co.(sec.)               7,300         465,886
    Merck & Co., Inc.        25,100       1,460,318
    Pfizer, Inc.            149,880       4,608,810
    Schering-Plough Corp.     9,100         164,710
    Wyeth                    26,700       1,162,251
                                       ------------
                                          9,315,152
                                       ------------
  PRINTING & PUBLISHING -- 0.5%
    Gannett Co., Inc.         9,200         696,624
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  RAILROADS -- 0.9%
    Burlington Northern
      Santa Fe Corp.          8,200    $    230,912
    CSX Corp.                 8,000         255,840
    Norfolk Southern Corp.   26,700         566,307
    Union Pacific Corp.       1,200          71,424
                                       ------------
                                          1,124,483
                                       ------------
  REAL ESTATE -- 0.6%
    Equity Office
      Properties Trust
      [REIT]                 22,000         571,340
    Equity Residential
      Properties Trust [REIT](sec.)   9,000      233,190
                                       ------------
                                            804,530
                                       ------------
  RESTAURANTS -- 0.1%
    Yum! Brands, Inc.*        4,400         108,680
                                       ------------
  RETAIL & MERCHANDISING -- 7.7%
    Bed Bath & Beyond,
      Inc.*                  17,500         691,425
    Federated Department
      Stores, Inc.            5,225         159,990
    Home Depot, Inc.          5,400         151,902
    Kohl's Corp.*(sec.)      12,000         681,600
    Lowe's Companies,
      Inc.(sec.)             26,600       1,167,474
    May Department Stores
      Co.(sec.)              13,874         299,956
    Nordstrom, Inc.           6,200         107,446
    Sears, Roebuck &
      Co.(sec.)              22,100         626,314
    Tiffany & Co.(sec.)      12,000         332,880
    Wal-Mart Stores, Inc.    86,700       4,882,943
    Walgreen Co.             35,100       1,083,186
                                       ------------
                                         10,185,116
                                       ------------
  SEMICONDUCTORS -- 2.8%
    Advanced Micro
      Devices, Inc.*(sec.)   24,000         178,560
    Altera Corp.*(sec.)      18,000         284,580
    Applied Materials,
      Inc.*                  41,000         598,600
    Intel Corp.             114,100       2,099,440
    Maxim Integrated
      Products, Inc.         13,100         514,699
    Micron Technology,
      Inc.*(sec.)             8,000          68,000
    Seagate Technology,
      Inc. Rights*            3,400               0
                                       ------------
                                          3,743,879
                                       ------------
  TELECOMMUNICATIONS -- 5.0%
    AT&T Corp.(sec.)         31,880         543,554
    BellSouth Corp.          23,000         586,270
    Corning, Inc.*           63,096         341,980
    EchoStar
      Communications Corp.
      Cl-A*                   9,000         269,640
    Lucent Technologies,
      Inc.*(sec.)           160,000         288,000
    Motorola, Inc.           11,000          87,010

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Nextel Communications,
      Inc. Cl-A*(sec.)       43,000    $    635,970
    Nokia Corp. Cl-A [ADR]   15,000         248,550
    QUALCOMM, Inc.           15,700         500,673
    Qwest Communications
      International,
      Inc.*(sec.)            81,592         307,602
    SBC Communications,
      Inc.                   42,900       1,002,144
    Sprint Corp.             30,000         345,300
    Verizon
      Communications, Inc.   36,372       1,359,586
                                       ------------
                                          6,516,279
                                       ------------
  TRANSPORTATION -- 0.4%
    United Parcel Service,
      Inc. Cl-B               8,100         503,172
                                       ------------
  UTILITIES -- 2.3%
    Allegheny Energy,
      Inc.(sec.)             12,000          99,600
    Ameren Corp.              7,700         315,546
    American Electric
      Power Co.,
      Inc.(sec.)             19,300         509,134
    Cinergy Corp.             8,139         277,865
    CMS Energy Corp.         21,500         133,945
    Constellation Energy
      Group, Inc.            12,200         357,216
    Edison International
      Co.*                    5,500          80,245
    Entergy Corp.             9,000         419,490
    Exelon Corp.              4,100         217,464
    PPL Corp.                13,000         470,600
    Sempra Energy(sec.)       4,000         107,360
                                       ------------
                                          2,988,465
                                       ------------
TOTAL COMMON STOCK
  (Cost $145,127,672)                   129,289,295
                                       ------------
SHORT-TERM INVESTMENTS -- 1.7%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund             1,089,640     1,089,640
    Temporary Investment
      Fund                  1,089,639     1,089,639
                                       ------------
  (Cost $2,179,279)                       2,179,279
                                       ------------
                              PAR
                             (000)
                             -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 18.4%
  CERTIFICATES OF DEPOSITS -- 11.3%
American Express Centurion
     1.34%, 01/27/04 [FRN]  $   985         985,339
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]    2,228       2,228,130
     1.37%, 01/16/04 [FRN]    1,270       1,270,072

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Dresdner Bank
      1.78%, 10/06/03
      [FRN]                     245    $    244,884
    Goldman Sachs Group,
      Inc.
      1.30%, 03/08/04
      [FRN]                   1,664       1,663,971
    KBC Bank
      1.26%, 05/01/03         1,258       1,257,849
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03         3,892       3,891,923
    Morgan Stanley
      1.33%, 11/07/03
      [FRN]                   3,220       3,219,858
                                       ------------
                                         14,762,026
                                       ------------
  COMMERCIAL PAPER -- 2.5%
 Concord Minutemen Capital
      1.27%, 05/15/03           434       1,267,471
    Enterprise Funding
      Corp.
      1.27%, 05/15/03            40          39,523
    Fairway Finance Corp.
      1.27%, 05/15/03           737         737,290
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03           329         329,433
    Scaldis Capital LLC
      1.27%, 05/15/03           924         923,804
                                       ------------
                                          3,297,521
                                       ------------
                            SHARES
                            ------
NON-REGISTERED INVESTMENT COMPANIES -- 4.6%
    Institutional Money
      Market Trust          6,080,216     6,080,216
                                       ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $24,139,763)                     24,139,763
                                       ------------
TOTAL INVESTMENTS --118.4%
  (Cost $171,446,714)                   155,608,337
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (18.4%)               (24,192,734)
                                       ------------
NET ASSETS -- 100.0%                   $131,415,603
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF STRONG INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FOREIGN STOCK -- 91.9%
  AUSTRALIA -- 1.9%
    BHP Billiton Ltd.        134,400    $   760,030
    BHP Steel Ltd.            26,880         57,002
                                        -----------
                                            817,032
                                        -----------
  BELGIUM -- 1.5%
    Fortis                    37,000        621,044
                                        -----------
  BRAZIL -- 1.0%
    Companhia Vale do Rio
      Doce [ADR]              15,000        419,400
                                        -----------
  CANADA -- 4.6%
    Bank of Nova Scotia       10,500        408,333
    EnCana Corp.              27,532        902,188
    TransCanada PipeLines
      Ltd.                    40,000        638,506
                                        -----------
                                          1,949,027
                                        -----------
  DENMARK -- 1.4%
    Danske Bank AS            31,400        604,153
                                        -----------
  FINLAND -- 1.0%
    UPM-Kymmene Oyj           30,000        438,596
                                        -----------
  FRANCE -- 13.0%
    Accor SA                  16,000        527,298
    Aventis SA                 8,600        436,795
    BNP Paribas SA            15,500        727,568
    Essilor International
      SA                      11,000        450,415
    Groupe Danone SA           7,000        990,581
    L'Oreal SA                10,900        779,145
    Thales SA                 26,200        700,877
    TotalFinaELF SA            7,100        931,041
                                        -----------
                                          5,543,720
                                        -----------
  GERMANY -- 5.9%
    Adidas-Salomon AG          5,100        438,831
    E.ON AG                   13,000        622,260
    Medion AG                  9,500        355,068
    Puma AG Rudolf Dassler
      Sport                    6,500        624,146
    Schering AG               10,500        468,143
                                        -----------
                                          2,508,448
                                        -----------
  HONG KONG -- 2.9%
    HSBC Holdings PLC         28,000        306,064
    Hutchison Whampoa Ltd.    97,000        539,785
    Swire Pacific Ltd. Cl-A  102,000        404,127
                                        -----------
                                          1,249,976
                                        -----------
  IRELAND -- 2.0%
    Bank of Ireland           20,000        246,641
    Ryanair Holdings PLC
      [ADR]*                  15,000        595,050
                                        -----------
                                            841,691
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  ITALY -- 5.7%
    Banca Intesa SPA         194,750    $   504,241
    Eni SPA                   68,250        972,671
    Telecom Italia SPA        55,000        449,310
    UniCredito Italiano SPA  120,000        524,977
                                        -----------
                                          2,451,199
                                        -----------
  JAPAN -- 13.9%
    Ajinomoto Co., Inc.       44,000        446,420
    Canon, Inc.               23,000        929,566
    East Japan Railway Co.       130        588,630
    Fuji Photo Film Co.
      Ltd.                    13,500        344,122
    Honda Motor Co. Ltd.       9,700        321,273
    Komatsu Ltd.             135,000        515,051
    Lawson, Inc.              15,500        475,683
    Mitsubishi Heavy
      Industries Ltd.        154,000        342,194
    Nippon Telegraph and
      Telephone Corp.            110        385,544
    Sony Corp.                10,800        262,619
    Tokyo Gas Co. Ltd.       216,000        702,734
    Toyota Motor Corp.        27,500        622,589
                                        -----------
                                          5,936,425
                                        -----------
  KOREA -- 1.8%
    KT Corp. [ADR]            19,500        395,070
    Samsung Electronics Co.
      Ltd. [GDR]               3,050        382,819
                                        -----------
                                            777,889
                                        -----------
  MEXICO -- 3.2%
    America Movil Cl-L
      [ADR]                   16,550        277,544
    Telefonos de Mexico SA   371,450        563,021
    Wal-Mart de Mexico SA
      de CV Cl-C             208,000        529,499
                                        -----------
                                          1,370,064
                                        -----------
  NETHERLANDS -- 3.6%
    Koninklijke (Royal)
      Philips Electronics
      NV NY Reg               25,200        470,736
    Royal Dutch Petroleum
      Co. NY Reg              15,100        617,288
    STMicroelectronics NV     22,100        456,779
                                        -----------
                                          1,544,803
                                        -----------
  SINGAPORE -- 1.0%
    DBS Group Holdings Ltd.   89,200        437,060
                                        -----------
  SOUTH AFRICA -- 0.9%
    Gold Fields Ltd. [ADR]    36,500        370,475
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
SPAIN -- 3.6%
    Actividades de
      Construccion y
      Servicios SA            17,000    $   640,318
    Banco Santander Central
      Hispano SA              53,000        416,410
    Telefonica SA             42,222        466,966
    Telefonica SA Rights*        844          9,334
                                        -----------
                                          1,533,028
                                        -----------
  SWEDEN -- 3.9%
    Autoliv, Inc.             48,700      1,190,763
    Sandvik AB                18,000        457,722
                                        -----------
                                          1,648,485
                                        -----------
  SWITZERLAND -- 4.9%
    Givaudan SA                1,000        387,094
    Nestle SA                  3,200        652,382
    Novartis AG [ADR]         15,000        592,200
    Swiss Reinsurance          7,000        457,287
                                        -----------
                                          2,088,963
                                        -----------
  UNITED KINGDOM -- 14.2%
    Anglo American PLC        69,500        995,268
    Boots Group PLC           37,000        338,552
    BP PLC                    88,100        558,299
    Diageo PLC                38,000        421,493
    Exel PLC                  63,000        604,143
    GlaxoSmithKline PLC
      [ADR]                   12,500        506,500
    HSBC Holdings PLC         21,000        230,078
    Lloyds TSB Group PLC      36,600        240,713
    Royal Bank of Scotland
      Group PLC               28,500        747,483
    Tesco PLC                228,700        723,734
    Vodafone Group PLC       345,000        680,979
                                        -----------
                                          6,047,242
                                        -----------
TOTAL INVESTMENTS -- 91.9%
  (Cost $39,315,191)                     39,198,720
OTHER ASSETS LESS
  LIABILITIES -- 8.1%                     3,447,515
                                        -----------
NET ASSETS -- 100.0%                    $42,646,235
                                        ===========

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2003. Percentages are based on net assets.

INDUSTRY
--------
Aerospace                                   1.6%
Airlines                                    1.4%
Automobile Manufacturers                    2.2%
Automotive Parts                            2.8%
Beverages                                   1.0%
Business Services                           0.8%
Chemicals                                   0.9%
Clothing & Apparel                          2.5%
Conglomerates                               2.2%
Construction                                1.5%
Consumer Products & Services                4.2%
Electronic Components & Equipment           2.6%
Financial -- Bank & Trust                  14.1%
Food                                        5.1%
Hotels & Motels                             1.2%
Insurance                                   1.1%
Machinery & Equipment                       3.1%
Medical Supplies & Equipment                1.0%
Metals & Mining                             6.1%
Office Equipment                            2.2%
Oil & Gas                                  11.0%
Paper & Forest Products                     1.0%
Pharmaceuticals                             4.7%
Retail & Merchandising                      3.1%
Semiconductors                              1.1%
Telecommunications                          7.6%
Transportation                              2.8%
Utilities                                   3.0%
                                           -----
TOTAL                                      91.9%
                                           =====

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF DEAM SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                               SHARES        VALUE
-----------------------------------------------------
COMMON STOCK -- 96.6%
  ADVERTISING -- 1.0%
    Advo, Inc.*                   4,900   $   192,668
    DoubleClick, Inc.*           23,400       201,240
                                          -----------
                                              393,908
                                          -----------
  AUTOMOBILE MANUFACTURERS -- 0.8%
    Oshkosh Truck Corp.           3,900       218,400
    Thor Industries, Inc.         2,800        89,544
                                          -----------
                                              307,944
                                          -----------
  BUILDING MATERIALS -- 0.7%
    Florida Rock Industries,
      Inc.                        2,500        95,000
    Genlyte Group, Inc.*          1,900        71,668
    Trex Co., Inc.*(sec.)         2,500       102,550
                                          -----------
                                              269,218
                                          -----------
  BUSINESS SERVICES -- 6.9%
    American Management
      Systems, Inc.*              8,500       104,550
    Corporate Executive
      Board Co.*                  2,900       118,871
    Dionex Corp.*                 4,800       165,173
    eFunds Corp.*                36,000       329,400
    Exult, Inc.*                 11,500        82,685
    FreeMarkets, Inc.*           16,600       108,232
    FTI Consulting,
      Inc.*(sec.)                 3,300       149,325
    Itron, Inc.*                 15,300       306,306
    John H. Harland Co.           6,100       146,095
    Labor Ready, Inc.*           41,800       269,610
    Pre-Paid Legal Services,
      Inc.*(sec.)                12,200       281,332
    Right Management
      Consultants, Inc.*         12,200       152,500
    Scientific Games Corp.*      27,700       180,604
    StarTek, Inc.*                4,000       110,640
    Teletech Holdings, Inc.*     30,000       122,400
                                          -----------
                                            2,627,723
                                          -----------
  CHEMICALS -- 1.7%
    Airgas, Inc.*(sec.)          11,300       228,599
    Georgia Gulf Corp.            6,600       149,160
    MacDermid, Inc.              11,500       261,395
                                          -----------
                                              639,154
                                          -----------
  CLOTHING & APPAREL -- 3.7%
    J. Jill Group, Inc.*         20,300       291,305
    OshKosh B'Gosh, Inc.          3,800       115,444
    Pacific Sunwear of
      California, Inc.*          10,500       239,715
    Payless ShoeSource,
      Inc.*(sec.)                14,700       233,142
    Quiksilver, Inc.*             4,600       149,960

-----------------------------------------------------
                               SHARES        VALUE
-----------------------------------------------------
    Skechers USA, Inc. Cl-A*     25,000   $   169,500
  The Men's Wearhouse, Inc.*      7,500       124,875
    Too, Inc.*                    4,600        85,376
                                          -----------
                                            1,409,317
                                          -----------
  COMPUTER HARDWARE -- 2.8%
    Cray, Inc.*                  23,200       175,160
    Mercury Computer
      Systems, Inc.*             12,200       256,200
    SanDisk Corp.*(sec.)         12,000       290,400
    Western Digital
      Corp.*(sec.)               37,300       348,009
                                          -----------
                                            1,069,769
                                          -----------
  COMPUTER SERVICES & SOFTWARE -- 9.7%
    Advanced Digital
      Information Corp.*         34,900       279,898
    Avid Technology,
      Inc.*(sec.)                 5,600       153,832
    Avocent Corp.*                4,000       118,480
    Cognizant Technology
      Solutions Corp.*            6,600       118,536
    Dendrite International,
      Inc.*                       9,400        96,256
    EPIQ Systems, Inc.*           6,900       142,485
   FactSet Research Systems,
      Inc.(sec.)                  5,100       177,480
    Hyperion Solutions
      Corp.*(sec.)               10,400       294,112
    IDX Systems Corp.*           15,100       221,517
    Intergraph Corp.*             6,400       130,560
    JDA Software Group,
      Inc.*                      20,100       226,326
    Manhattan Associates,
      Inc.*(sec.)                 3,200        77,408
    Micromuse, Inc.*             13,800        90,266
    MRO Software, Inc.*          23,400       200,538
    NetIQ Corp.*                  7,300       100,594
    Netscreen Technologies,
      Inc.*(sec.)                12,400       251,472
    Pinnacle Systems, Inc.*      14,400       136,080
    Radiant Systems, Inc.*       11,700        74,061
    Red Hat, Inc.*(sec.)         18,200       109,200
    ScanSoft, Inc.*(sec.)        12,700        65,659
    TIBCO Software, Inc.*        23,300       114,869
    Transaction Systems
      Architects, Inc. Cl-A*     38,300       266,185
    webMethods, Inc.*             6,900        69,414
    Websense, Inc.*               8,300       118,441
                                          -----------
                                            3,633,669
                                          -----------
  CONSTRUCTION -- 0.8%
  Hovanian Enterprises, Inc.
      Cl-A*                       8,000       318,400
                                          -----------
  CONSUMER PRODUCTS & SERVICES -- 1.4%
    Engineered Support
      Systems, Inc.               6,700       232,691
    Lexar Media, Inc.*           23,800       115,430
    Nu Skin Enterprises, Inc. Cl-A     8,700      78,300
    Rayovac Corp.*               11,500       119,600
                                          -----------
                                              546,021
                                          -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                               SHARES        VALUE
-----------------------------------------------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.4%
    Benchmark Electronics,
      Inc.*(sec.)                 8,700   $   225,765
    CTS Corp.                     5,300        44,255
    Daktronics, Inc.*            16,700       234,635
    DSP Group, Inc.*              8,400       175,560
    Franklin Electric Co.,
      Inc.                        1,400        72,562
    II-VI, Inc.*                  4,600        89,424
    Littelfuse, Inc.*             3,600        70,416
    Planar Systems, Inc.*        15,700       276,163
    Plexus Corp.*                 9,000        91,620
    Power-One, Inc.*             34,600       202,410
    Teledyne Technologies, Inc.* 23,100       325,248
    Trimble Navigation Ltd.*      9,200       232,300
                                          -----------
                                            2,040,358
                                          -----------
  ENTERTAINMENT & LEISURE -- 1.2%
    Isle of Capri Casinos,
      Inc.*                      17,100       220,761
    Marvel Enterprises,
      Inc.*                       5,000        84,200
    Multimedia Games,
      Inc.*(sec.)                 6,500       163,735
                                          -----------
                                              468,696
                                          -----------
  FINANCIAL -- BANK & TRUST -- 8.3%
    Anchor Bancorp Wisconsin,
      Inc.                        7,000       162,050
    Cascade Bancorp               7,800       123,638
    Cathay Bancorp, Inc.          3,100       134,850
    Chittenden Corp.              2,500        67,625
    City Holding Co.              4,200       120,162
    CPB, Inc.                     4,600       117,070
    East West Bancorp, Inc.       1,200        40,620
    First Bancorp                 8,700       268,569
    Frontier Financial Corp.        600        16,254
    Hanmi Financial Corp.         1,900        31,730
    Independent Bank Corp.        8,147       194,143
    International Bancshares
    Corp.                         4,875       213,574
    Jefferies Group, Inc.         1,900        73,758
    Oriental Financial Group,
      Inc.                        5,625       138,375
    Pacific Capital Corp.         3,200       104,355
    R&G Financial Corp. Cl-B     12,100       327,668
    Republic Bancorp, Inc.        6,860        89,111
    Southwest Bancorporation
      of Texas, Inc.*(sec.)       2,600        88,348
    Staten Island Bancorp        14,700       252,252
    Sterling Bancshares,
      Inc.                        8,600       102,392
    Texas Regional
      Bancshares, Inc. Cl-A       6,600       239,580
    TrustCo Bank Corp.            7,200        75,096
    UCBH Holdings,
      Inc.(sec.)                  4,400       111,936
    United Bancshares, Inc.       2,500        72,200
                                          -----------
                                            3,165,356
                                          -----------
  FINANCIAL SERVICES -- 1.1%
    CVB Financial Corp.           6,200       125,860
    MAF Bancorp, Inc.             4,000       135,040

-----------------------------------------------------
                               SHARES        VALUE
-----------------------------------------------------
    New Century Financial
      Corp.(sec.)                 3,100   $   114,173
    OceanFirst Financial
      Corp.                         400         8,872
    WFS Financial, Inc.*          1,600        36,334
                                          -----------
                                              420,279
                                          -----------
  FOOD -- 1.1%
    Chiquita Brands
      International, Inc.*        4,200        56,490
    Del Monte Foods
      Co.*(sec.)                 11,800        93,810
    J&J Snack Foods Corp.*        7,100       222,372
    Wild Oats Markets, Inc.*      5,800        62,756
                                          -----------
                                              435,428
                                          -----------
  HEALTHCARE SERVICES -- 6.0%
    AMERIGROUP Corp.*            10,000       291,200
    AmSurg Corp.*                 5,800       150,626
    Bio-Rad Laboratories,
      Inc.*(sec.)                 6,000       280,500
    Biosite, Inc.*(sec.)          6,500       277,420
    PAREXEL International
      Corp.*                     13,200       170,544
    Select Medical Corp.*         9,600       162,432
    Sierra Health Services,
      Inc.*                      18,200       302,120
    Stericycle, Inc.*             8,900       349,681
    United Surgical Partners
      International,
      Inc.*(sec.)                 4,000        74,120
    VCA Antech, Inc.*            12,800       214,899
                                          -----------
                                            2,273,542
                                          -----------
  INDUSTRIAL PRODUCTS -- 1.3%
    Acuity Brands, Inc.          11,000       167,530
    Carlisle Companies, Inc.      6,900       312,984
                                          -----------
                                              480,514
                                          -----------
  INSURANCE -- 0.2%
    Hilb, Rogal and Hamilton Co.  1,700        60,435
                                          -----------
  INTERNET SERVICES -- 2.8%
    Alloy, Inc.*                 17,100       103,455
    Ameritrade Holding
      Corp.*                     45,000       225,900
    F5 Networks, Inc.*            8,700       119,712
    NetBank, Inc.                 1,900        18,962
    Openwave Systems, Inc.*      41,200        71,276
    Overture Services, Inc.*      9,700       103,790
    Packeteer, Inc.*             14,100       184,428
    Raindance
      Communications, Inc.*      25,800        77,916
    Riverstone Networks,
      Inc.*                      46,800        57,564
    S1 Corp.*                    21,000        92,400
    WebEx Communications,
      Inc.*(sec.)                 2,200        22,660
                                          -----------
                                            1,078,063
                                          -----------

ASAF DEAM SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

-----------------------------------------------------
                               SHARES        VALUE
-----------------------------------------------------
MACHINERY & EQUIPMENT -- 2.2%
  Albany International Corp.
      Cl-A                       10,900   $   258,766
    CLARCOR, Inc.                 4,100       153,381
    Nordson Corp.                10,100       255,126
    Toro Co.                      5,000       186,550
                                          -----------
                                              853,823
                                          -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 6.0%
    Cambrex Corp.                21,500       374,100
    CIMA Labs, Inc.*              6,100       147,315
    Enzo Biochem, Inc.*           9,800       146,706
    IDEXX Laboratories,
      Inc.*(sec.)                13,600       530,400
    Integra LifeSciences
      Holdings Corp.*(sec.)       9,900       264,231
    Martek Bioscience Corp.*      7,400       251,822
    Mentor Corp.                  4,700        86,997
    Merit Medical Systems, Inc.* 15,200       297,768
    Molecular Devices Corp.*      5,000        62,750
    Possis Medical, Inc.*         2,000        38,400
    SangStat Medical Corp.*       6,500        81,900
                                          -----------
                                            2,282,389
                                          -----------
  METALS & MINING -- 0.4%
    Hecla Mining Co.*            36,700       137,258
                                          -----------
  OFFICE EQUIPMENT -- 0.5%
    The Standard Register
      Co.                        10,000       172,800
                                          -----------
  OIL & GAS -- 4.8%
    Chesapeake Energy
      Corp.(sec.)                23,500       189,410
    Global Industries Ltd.*      40,200       178,488
    Grey Wolf, Inc.*             20,000        81,000
    Houston Exploration Co.*      6,300       176,211
    Oceaneering International,
      Inc.*                       8,000       180,480
    Patina Oil & Gas Corp.       12,600       435,078
    Quicksilver Resources,
      Inc.*                       3,900        90,168
    Remington Oil & Gas Corp.*    7,300       114,391
    Stone Energy Corp.*           6,100       214,293
    Superior Energy Services,
      Inc.*                      11,500       104,075
    Unit Corp.*                   3,600        70,560
                                          -----------
                                            1,834,154
                                          -----------
  PAPER & FOREST PRODUCTS -- 0.2%
    Schweitzer-Mauduit
      International, Inc.         3,300        72,237
                                          -----------
  PERSONAL SERVICES -- 1.9%
    Corinthian Colleges,
      Inc.*(sec.)                 7,500       343,425
    ITT Educational Services,
      Inc.*                       9,300       274,350
    Sylvan Learning Systems,
      Inc.*                       5,200        91,208
                                          -----------
                                              708,983
                                          -----------
  PHARMACEUTICALS -- 6.0%
    aaiPharma, Inc.*(sec.)       24,100       272,330
    American Pharmaceutical
      Partners, Inc.*(sec.)       8,200       191,470

-----------------------------------------------------
                               SHARES        VALUE
-----------------------------------------------------
    Covance, Inc.*(sec.)         18,450   $   327,119
    Endo Pharmaceuticals
      Holdings, Inc.*            18,800       310,576
    Eon Labs, Inc.*               3,400       104,176
    Neurocrine Biosciences,
      Inc.*                       4,900       221,725
    Perrigo Co.                  32,700       502,272
   Pharmaceutical Resources,
      Inc.*                       5,700       250,515
    Priority Healthcare
      Corp. Cl-B*                 4,000        91,200
                                          -----------
                                            2,271,383
                                          -----------
  PRINTING & PUBLISHING -- 0.5%
    Banta Corp.                   6,300       195,615
                                          -----------
  REAL ESTATE -- 3.9%
    Alexandria Real Estate
      Equities, Inc. [REIT]       4,200       177,660
    Chateau Communities,
      Inc. [REIT]                 4,900       105,938
    Chelsea Property Group,
      Inc. [REIT](sec.)           5,500       218,130
    Essex Property Trust,
      Inc. [REIT]                 3,000       164,910
    Federal Realty
      Investment Trust
      [REIT]                      6,900       212,658
    Mills Corp. [REIT]            3,800       121,448
    Shurgard Storage
      Centers, Inc. [REIT]        5,500       179,685
    The Macerich Co. [REIT]       3,500       115,500
    Washington Real Estate
      Investment Trust
      [REIT]                      6,500       169,910
                                          -----------
                                            1,465,839
                                          -----------
  RESTAURANTS -- 2.3%
    AFC Enterprises, Inc.*       10,500       165,900
    California Pizza Kitchen,
      Inc.*                       5,600       112,896
    P.F. Chang's China
      Bistro, Inc.*(sec.)         6,400       268,160
    Panera Bread Co.
      Cl-A*(sec.)                 7,500       255,225
    RARE Hospitality
      International, Inc.*        2,200        64,086
                                          -----------
                                 17,000       866,267
                                          -----------
  RETAIL & MERCHANDISING -- 3.6%
    Gymboree Corp.*               4,700        78,537
    Hollywood Entertainment
      Corp.*(sec.)               17,000       301,750
    Hot Topic, Inc.*              6,800       166,260
    Linens 'n Things,
      Inc.*(sec.)                 5,900       125,021
    Movie Gallery, Inc.*          4,200        77,662
    Paxar Corp.*                  8,500        87,805
    Stage Stores, Inc.*           6,000       125,520
    Tuesday Morning Corp.*        8,700       203,406
    Urban Outfitters, Inc.*       7,300       217,686
                                          -----------
                                            1,383,647
                                          -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                               SHARES        VALUE
-----------------------------------------------------
SEMICONDUCTORS -- 2.5%
    Entegris, Inc.*               4,200   $    48,174
    MEMC Electronic
      Materials, Inc.*           13,400       158,924
    Photronics, Inc.*            19,300       242,601
    Power Integrations,
      Inc.*                      12,000       265,584
    Silicon Laboratories,
      Inc.*                       8,400       238,980
                                          -----------
                                              954,263
                                          -----------
  TELECOMMUNICATIONS -- 3.1%
    Commonwealth Telephone
      Enterprises, Inc.*          5,500       218,625
    Foundry Networks, Inc.*      14,000       152,320
    General Communication, Inc.* 12,800        79,245
    Inter-Tel, Inc.              18,900       310,905
    Interdigital
      Communications Corp.*      15,900       358,227
    SureWest Communications       1,600        42,416
                                          -----------
                                            1,161,738
                                          -----------
  TRANSPORTATION -- 1.6%
    Eagle Global Logistics, Inc.*     6,600     105,864
    Knight Transportation,
      Inc.*                       5,100       122,910
    Landstar Systems, Inc.*       6,000       372,780
                                          -----------
                                              601,554
                                          -----------
  UTILITIES -- 0.2%
    UGI Corp.                     3,000        94,800
                                          -----------
TOTAL COMMON STOCK
  (Cost $33,665,509)                       36,694,544
                                          -----------
                                 PAR
                                (000)
                                -----
SHORT-TERM INVESTMENTS -- 0.3%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.13%, 07/24/03#
  (Cost $99,736)              $     100        99,733
                                          -----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED -- 17.2%
  CERTIFICATES OF DEPOSITS -- 4.2%
    American Express
      Centurion
      1.34%, 01/27/04 [FRN]         451       451,171
    Bear Stearns Co., Inc.
      1.37%, 01/16/04 [FRN]         336       336,422

-----------------------------------------------------
                                 PAR
                                (000)        VALUE
-----------------------------------------------------
    KBC Bank
      1.26%, 05/01/03         $     234   $   233,509
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03               573       573,452
                                          -----------
                                            1,594,554
                                          -----------
  COMMERCIAL PAPER -- 1.0%
    Concord Minutemen
      Capital
      1.27%, 05/15/03                25        24,670
    Enterprise Funding Corp.
      1.27%, 05/15/03               174       174,459
    Fairway Finance Corp.
      1.27%, 05/15/03                41        41,117
    Lexington Parker Capital
      Corp.
      1.27%, 05/22/03               139       139,157
                                          -----------
                                              379,403
                                          -----------
                               SHARES
                               ------
NON-REGISTERED INVESTMENT COMPANIES -- 12.0%
    Institutional Money
      Market Trust            4,560,103     4,560,103
                                          -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED
  (Cost $6,534,060)                         6,534,060
                                          -----------
TOTAL INVESTMENTS -- 114.1%
  (Cost $40,299,305)                       43,328,337
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (14.1%)                        (5,365,199)
                                          -----------
NET ASSETS -- 100.0%                      $37,963,138
                                          ===========

# Securities with an aggregate market value of $99,733 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2003:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    APPRECIATION
-----------            ----------    ---------    ------------
Russell 2000 Index       06/03           6          $73,139
                                                    =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF ALGER ALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 91.5%
  BROADCASTING -- 1.3%
    Liberty Media Corp.
      Cl-A*                   31,800    $   349,800
                                        -----------
  CABLE TELEVISION -- 1.3%
    Comcast Corp.
      Cl-A*(sec.)             10,600        338,246
                                        -----------
  CLOTHING & APPAREL -- 1.2%
    Nike, Inc. Cl-B(sec.)      5,900        315,827
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 15.2%
    Cisco Systems,
      Inc.*(sec.)             37,200        559,488
    EMC Corp.*(sec.)          58,300        529,947
    Microsoft Corp.(sec.)     45,750      1,169,827
    Network Appliance,
      Inc.*(sec.)             27,900        370,512
    Oracle Corp.*             86,200      1,024,056
    Veritas Software Corp.*   14,200        312,542
                                        -----------
                                          3,966,372
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 2.2%
    Gillette Co.              10,900        331,905
    Johnson & Johnson Co.      4,600        259,256
                                        -----------
                                            591,161
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.0%
    General Electric Co.      36,100      1,063,145
                                        -----------
  ENTERTAINMENT & LEISURE -- 2.6%
    AOL Time Warner,
      Inc.*(sec.)             30,900        422,712
    Viacom, Inc. Cl-B*         6,300        273,483
                                        -----------
                                            696,195
                                        -----------
  FINANCIAL SERVICES -- 7.5%
    Citigroup, Inc.           22,200        871,350
    Mellon Financial Corp.    16,200        428,490
    Merrill Lynch & Co.,
      Inc.(sec.)              12,000        492,600
    SLM Corp.                  1,700        190,400
                                        -----------
                                          1,982,840
                                        -----------
  INSURANCE -- 2.5%
    AFLAC, Inc.                5,500        179,905
    American International
      Group, Inc.              8,050        466,498
                                        -----------
                                            646,403
                                        -----------
  INTERNET SERVICES -- 6.2%
    eBay, Inc.*(sec.)          8,625        800,141
    Juniper Networks,
      Inc.*(sec.)             37,500        383,250
    Yahoo!, Inc.*(sec.)       18,400        455,952
                                        -----------
                                          1,639,343
                                        -----------
  MACHINERY & EQUIPMENT -- 0.7%
    Danaher Corp.(sec.)        2,800        193,144
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  MEDICAL SUPPLIES & EQUIPMENT -- 9.5%
    Amgen, Inc.*(sec.)        17,200    $ 1,054,532
    Boston Scientific
      Corp.*(sec.)             4,550        195,878
    Genzyme Corp.*(sec.)      10,900        439,052
    Guidant Corp.              8,900        347,011
    Zimmer Holdings, Inc.*     9,750        457,275
                                        -----------
                                          2,493,748
                                        -----------
  OIL & GAS -- 1.7%
    Halliburton Co.           20,300        434,623
                                        -----------
  PERSONAL SERVICES -- 1.0%
    Apollo Group, Inc.
      Cl-A*(sec.)              4,850        262,865
                                        -----------
  PHARMACEUTICALS -- 13.3%
    Allergan, Inc.(sec.)       7,700        540,925
    Barr Laboratories,
      Inc.*(sec.)              9,200        511,520
    Gilead Sciences, Inc.*     8,100        373,734
    Merck & Co., Inc.         14,300        831,974
    Pfizer, Inc.              16,920        520,290
    Teva Pharmaceutical
      Industries Ltd. [ADR]    7,800        364,260
    Wyeth                      7,300        317,769
                                        -----------
                                          3,460,472
                                        -----------
  RESTAURANTS -- 0.8%
    Starbucks Corp.*           9,200        216,108
                                        -----------
  RETAIL & MERCHANDISING -- 10.6%
    Abercrombie & Fitch Co.
      Cl-A*                   24,550        807,204
    Amazon.com, Inc.*          4,700        134,749
    Best Buy Co.,
      Inc.*(sec.)             12,900        446,082
    Gap, Inc.                 49,000        814,870
    Home Depot, Inc.           4,800        135,024
    Wal-Mart Stores, Inc.      7,885        444,083
                                        -----------
                                          2,782,012
                                        -----------
  SEMICONDUCTORS -- 7.9%
    Broadcom Corp.
      Cl-A*(sec.)             14,300        255,827
    Intersil Corp. Cl-A*      32,900        608,650
    KLA-Tencor Corp.*(sec.)    8,100        332,100
    Maxim Integrated
      Products, Inc.           9,500        373,255
    Micron Technology,
      Inc.*(sec.)             18,200        154,700
    National Semiconductor
      Corp.*                  19,100        357,743
                                        -----------
                                          2,082,275
                                        -----------
  TELECOMMUNICATIONS -- 2.0%
    CIENA Corp.*(sec.)        41,900        204,053
    Vodafone Group PLC
      [ADR](sec.)             16,800        331,968
                                        -----------
                                            536,021
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
TOTAL COMMON STOCK
  (Cost $21,771,444)                    $24,050,600
                                        -----------
FOREIGN STOCK -- 0.9%
  MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Alcon, Inc. -- (CHF)*
    ($168,755)                 5,100        224,655
                                        -----------
SHORT-TERM INVESTMENTS -- 1.0%
  REGISTERED INVESTMENT COMPANIES -- 1.0%
    Temporary Investment
      Cash Fund              130,936        130,936
    Temporary Investment
      Fund                   130,936        130,936
                                        -----------
                                            261,872
                                        -----------
                               PAR
                              (000)
                              -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.6%
    Federal Home Loan Bank
      1.17% 05/02/03         $   400        399,987
      1.20% 05/28/03             500        499,550
    Federal National Mortgage Assoc.
      1.17% 06/04/03             100         99,884
      1.19% 06/25/03             750        748,566
                                        -----------
                                          1,747,987
                                        -----------
TOTAL SHORT-TERM
  INVESTMENTS
  (Cost $2,009,935)                       2,009,859
                                        -----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED -- 26.7%
  CERTIFICATES OF DEPOSITS -- 15.0%
    American Express
      Centurion
      1.34%, 01/27/04 [FRN]       28         27,795
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]       430        430,337
      1.37%, 01/16/04 [FRN]      984        984,121
    Dresdner Bank
      1.78%, 10/06/03 [FRN]      753        752,957
    KBC Bank
      1.26%, 05/01/03            374        373,705

---------------------------------------------------
                               PAR
                              (000)        VALUE
---------------------------------------------------
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03        $   488    $   488,300
    Morgan Stanley
      1.33%, 11/07/03 [FRN]      880        880,350
      1.30%, 03/08/04 [FRN]       24         23,913
                                        -----------
                                          3,961,478
                                        -----------
  COMMERCIAL PAPER -- 5.8%
    Concord Minutemen
      Capital
      1.27%, 05/15/03             79         78,670
    Enterprise Funding
      Corp.
      1.27%, 05/15/03            321        320,854
    Fairway Finance Corp.
      1.27%, 05/15/03            131        131,116
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03            146        146,257
    Scaldis Capital LLC
      1.27%, 05/15/03            832        831,611
    Sheffield Receivables
      Corp.
      1.27%, 05/20/03              5          4,649
                                        -----------
                                          1,513,157
                                        -----------
                             SHARES
                             ------
  NON-REGISTERED INVESTMENT COMPANIES -- 5.9%
    Institutional Money
      Market Trust           1,558,041    1,558,041
                                        -----------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $7,032,676)                       7,032,676
                                        -----------
TOTAL INVESTMENTS IN SECURITIES -- 126.7%
  Cost ($30,982,810)*                   $33,317,790
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (26.7)%               $(7,012,451)
                                        -----------
NET ASSETS -- 100.0%                    $26,305,339
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF GABELLI ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 99.2%
  AEROSPACE -- 1.7%
    Boeing Co.                3,000    $     81,840
    General Dynamics Corp.      800          49,656
    Lockheed Martin
      Corp.(sec.)             2,000         100,100
    Northrop Grumman Corp.    5,600         492,520
    Raytheon Co.              8,000         239,440
    Sequa Corp. Cl-A*         5,000         153,800
                                       ------------
                                          1,117,356
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 1.4%
    Navistar International
      Corp.*(sec.)           23,000         641,700
    PACCAR, Inc.(sec.)        4,500         262,845
                                       ------------
                                            904,545
                                       ------------
  AUTOMOTIVE PARTS -- 3.3%
    AutoNation,
      Inc.*(sec.)             4,000          55,400
    BorgWarner, Inc.          5,000         293,350
    Dana Corp.               62,000         575,980
    Genuine Parts
      Co.(sec.)              27,000         863,190
    Myers Industries, Inc.   12,500         125,500
    O' Reilly Automotive,
      Inc.*(sec.)            10,000         296,600
                                       ------------
                                          2,210,020
                                       ------------
  BEVERAGES -- 2.2%
    Coca-Cola Co.             8,000         323,200
    PepsiAmericas, Inc.      90,000       1,124,100
                                       ------------
                                          1,447,300
                                       ------------
  BROADCASTING -- 8.3%
    Gray Television, Inc.
      Cl-B                   11,000         121,550
    Grupo Televisa SA
      [ADR]*                 29,000         879,860
    Liberty Media Corp.
      Cl-A*                 127,920       1,407,120
    Media General, Inc.
      Cl-A                    7,000         384,720
    Meredith Corp.            1,500          64,830
    News Corp. Ltd. [ADR]    34,000         797,640
    Scripps, (E.W.) Co.
      Cl-A(sec.)             21,000       1,664,250
    UnitedGlobalCom, Inc.
      Cl-A*                  40,000         154,000
                                       ------------
                                          5,473,970
                                       ------------
  CABLE TELEVISION -- 4.6%
    Adelphia
      Communications Corp.
      Cl-A*                  10,000           1,800
    Cablevision Systems
      New York Group
      Cl-A*(sec.)            75,000       1,681,500
    Comcast Corp.
      Cl-A*(sec.)            25,000         797,750

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Rogers Communications,
      Inc. Cl-B*             30,000    $    393,600
    Telewest
      Communications PLC
      [ADR]*(sec.)            3,000          23,700
    Young Broadcasting,
      Inc. Cl-A*             10,000         168,100
                                       ------------
                                          3,066,450
                                       ------------
  CHEMICALS -- 1.6%
    Great Lakes Chemical
      Corp.(sec.)            25,000         614,000
    Hercules, Inc.*          45,000         456,750
                                       ------------
                                          1,070,750
                                       ------------
  CLOTHING & APPAREL -- 0.1%
    Wolverine World Wide,
      Inc.                    2,000          36,880
                                       ------------
  COMPUTER HARDWARE -- 0.5%
    Hewlett-Packard Co.      21,351         348,021
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 0.5%
    EMC Corp.*(sec.)         30,000         272,700
    Microsoft Corp.           2,000          51,140
                                       ------------
                                            323,840
                                       ------------
  CONGLOMERATES -- 3.4%
    Altria Group, Inc.       15,000         461,400
    Cendant Corp.*           36,600         522,648
    Honeywell
      International, Inc.    46,500       1,097,400
    ITT Industries, Inc.      2,000         116,600
    Tyco International
      Ltd.(sec.)              2,000          31,200
                                       ------------
                                          2,229,248
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 6.3%
    ANC Rental
      Corp.*(sec.)            5,000             200
    Energizer Holdings,
      Inc.*                  40,000       1,152,800
    Gallaher Group PLC
      [ADR]                  11,000         416,680
    Gillette Co.             30,000         913,500
    International Flavors
      & Fragrances, Inc.      1,000          31,780
    Mattel, Inc.             28,000         608,720
    Procter & Gamble Co.     10,000         898,500
    Rayovac Corp.*            9,200          95,680
    USA Interactive*(sec.)    1,000          29,950
                                       ------------
                                          4,147,810
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.2%
    Agere Systems, Inc.
      Cl-A*(sec.)               776           1,389
    Agere Systems, Inc.
      Cl-B*                  78,732         134,632
    AMETEK, Inc.              3,000         113,100
    Cooper Industries Ltd.
      Cl-A                   27,000       1,001,700

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    CTS Corp.                40,000    $    334,000
    Eastman Kodak
      Co.(sec.)              10,000         299,100
    General Motors Corp.
      Cl-H*                  30,000         354,000
    Molex, Inc.              10,000         203,000
    Thomas & Betts Corp.*    20,000         316,200
                                       ------------
                                          2,757,121
                                       ------------
  ENTERTAINMENT & LEISURE -- 3.4%
    AOL Time Warner,
      Inc.*(sec.)            48,000         656,640
    Disney, (Walt)
      Co.(sec.)              55,000       1,026,300
    Dover Downs Gaming &
      Entertainment, Inc.    10,000          99,400
    Dover Motorsports,
      Inc.                    5,000          16,750
    Gaylord Entertainment
      Co. Cl-A*              15,600         324,636
    World Wrestling
      Entertainment, Inc.*   14,000         127,120
                                       ------------
                                          2,250,846
                                       ------------
  ENVIRONMENTAL SERVICES -- 0.6%
    Republic Services,
      Inc.*                  20,000         429,200
                                       ------------
  FINANCIAL -- BANK & TRUST -- 0.7%
    Bank of New York Co.,
      Inc.(sec.)             16,000         423,200
    FleetBoston Financial
      Corp.                   1,900          50,388
                                       ------------
                                            473,588
                                       ------------
  FINANCIAL SERVICES -- 3.6%
    American Express Co.     37,000       1,400,820
    BKF Capital Group,
      Inc.*                   3,000          50,850
    J.P. Morgan Chase &
      Co.(sec.)               7,000         205,450
    Lehman Brothers
      Holdings, Inc.          2,500         157,425
    Mellon Financial Corp.    2,000          52,900
    Merrill Lynch & Co.,
      Inc.(sec.)              8,600         353,030
    Schwab, (Charles)
      Corp.                  20,000         172,600
                                       ------------
                                          2,393,075
                                       ------------
  FOOD -- 9.4%
    Campbell Soup Co.        25,000         550,750
    Del Monte Foods Co.*     11,165          88,762
    Diageo PLC [ADR]         26,000       1,157,260
    Flowers Foods,
      Inc.(sec.)             24,000         679,200
    General Mills,
      Inc.(sec.)             14,000         631,540
    Heinz, (H.J.) Co.        25,000         747,000
    Kellogg Co.              29,000         949,460
    McCormick & Co., Inc.    16,000         396,640
    Ralcorp Holdings,
      Inc.*                   1,000          24,900

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Sensient Technologies
      Corp.                  24,000    $    530,400
    Weis Markets, Inc.        6,000         191,760
    Wrigley, (Wm., Jr.)
      Co.                     6,000         340,260
                                       ------------
                                          6,287,932
                                       ------------
  HOTELS & MOTELS -- 0.2%
    Hilton Hotels Corp.       8,000         106,560
                                       ------------
  INDUSTRIAL PRODUCTS -- 1.4%
    Crane Co.                25,000         488,250
    Precision Castparts
      Corp.(sec.)            15,000         415,350
                                       ------------
                                            903,600
                                       ------------
  INSURANCE -- 1.0%
    Alleghany Corp.*          1,530         260,069
    Allstate Corp.            7,000         264,530
    Leucadia National
      Corp.                   2,000          76,200
    UnumProvident Corp.       2,500          28,750
                                       ------------
                                            629,549
                                       ------------
  MACHINERY & EQUIPMENT -- 1.8%
    Deere & Co.               9,000         396,270
    Gencorp, Inc.            12,000          91,200
    SPS Technologies,
      Inc.*                  24,000         633,120
    Tennant Co.               2,500          82,525
                                       ------------
                                          1,203,115
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.5%
    Apogent Technologies,
      Inc.*(sec.)             5,000          85,900
    Baxter International,
      Inc.                    1,000          23,000
    Invitrogen
      Corp.*(sec.)            8,000         261,600
    Owens & Minor, Inc.       1,000          18,600
    Sybron Dental
      Specialties, Inc.*     30,000         610,500
                                       ------------
                                            999,600
                                       ------------
  OIL & GAS -- 3.1%
    Baker Hughes, Inc.        2,000          56,000
    Devon Energy
      Corp.(sec.)             2,840         134,190
    El Paso Corp.(sec.)      22,000         165,000
    ENSCO International,
      Inc.                    4,500         114,300
    Equitable Resources,
      Inc.                    2,000          76,840
    Exxon Mobil Corp.         6,000         211,200
    Halliburton Co.          10,000         214,100
    National Fuel Gas Co.    20,000         469,200
    ONEOK, Inc.(sec.)         6,000         113,820
    Questar Corp.             5,600         169,120
    Watts Industries, Inc.   20,000         327,000
                                       ------------
                                          2,050,770
                                       ------------

ASAF GABELLI ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.9%
    International Paper
      Co.                     2,000    $     71,500
    MeadWestvaco Corp.       18,000         424,620
    Schweitzer-Mauduit
      International, Inc.     5,000         109,450
                                       ------------
                                            605,570
                                       ------------
  PHARMACEUTICALS -- 2.0%
    Bristol-Meyers Squibb
      Co.                    26,000         664,040
    IVAX Corp.*              10,000         160,700
    Pfizer, Inc.             12,500         384,375
    Wyeth                     2,000          87,060
                                       ------------
                                          1,296,175
                                       ------------
  PRINTING & PUBLISHING -- 6.0%
    Gemstar-TV Guide
      International, Inc.*   25,000         100,250
    Journal Register Co.*     9,000         159,390
    Knight-Ridder,
      Inc.(sec.)              8,000         516,400
    Nelson, (Thomas),
      Inc.*                   7,500          69,375
    PRIMEDIA, Inc.*         110,000         286,000
    Pulitzer, Inc.           15,500         722,765
    Readers Digest
      Association,
      Inc.(sec.)             17,080         204,960
    Tribune Co.              32,000       1,567,360
    Washington Post Co.
      Cl-B                      500         364,500
                                       ------------
                                          3,991,000
                                       ------------
  RETAIL & MERCHANDISING -- 1.1%
    The Neiman Marcus
      Group, Inc. Cl-A*      22,000         705,100
                                       ------------
  SEMICONDUCTORS -- 1.3%
    Texas Instruments,
      Inc.                   46,000         850,540
                                       ------------
  TELECOMMUNICATIONS -- 15.0%
    Alltel Corp.              9,000         421,740
    AT&T Corp.(sec.)         18,000         306,900
    AT&T Wireless
      Services, Inc.*        80,000         516,800
    BroadWing, Inc.*        135,000         625,050
    BT Group PLC [ADR]       10,000         290,700
    CenturyTel, Inc.         20,000         589,000
    Corning, Inc.*          155,000         840,100
    Deutsche Telekom AG
      [ADR]                  22,001         294,813
    France Telecom SA
      [ADR](sec.)             6,000         139,680
    Lucent Technologies,
      Inc.*(sec.)           217,000         390,600
    MMO2 PLC [ADR]*          80,000         708,800
    Motorola, Inc.           25,000         197,750
    Nextel Communications,
      Inc. Cl-A*(sec.)       70,000       1,035,301
    NTL Europe, Inc.*           297              18
    NTL, Inc. -- Warrants*      347             312

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Price Communications
      Corp.*                 10,000    $    122,100
    Qwest Communications
      International,
      Inc.*(sec.)           150,000         565,500
    Rogers Wireless
      Communications, Inc.
      Cl-B*                  25,000         324,000
    Rural Cellular Corp.*    27,000          32,400
    Sprint Corp.             60,000         690,600
    Sprint Corp. (PCS
      Group)*(sec.)          50,000         175,000
    Telephone & Data
      Systems, Inc.          15,000         646,350
    United States Cellular
      Corp.*                 12,000         288,600
    Verizon
      Communications, Inc.   20,000         747,600
    Western Wireless Corp.
      Cl-A*(sec.)            10,000          61,200
                                       ------------
                                         10,010,914
                                       ------------
  TRANSPORTATION -- 0.8%
    GATX Corp.(sec.)         27,000         508,680
                                       ------------
  UTILITIES -- 7.3%
    Allegheny Energy,
      Inc.(sec.)             10,000          83,000
    Aquila, Inc.             12,000          33,360
    CH Energy Group, Inc.     2,900         121,945
    Cinergy Corp.(sec.)       8,100         276,534
    Cleco Corp.               5,600          84,000
    Constellation Energy
      Group, Inc.(sec.)      22,000         644,160
    DQE, Inc.                35,000         476,000
    DTE Energy Co.            2,001          80,680
    El Paso Electric Co.*    20,000         226,800
    Exelon Corp.              2,000         106,080
    Great Plains Energy,
      Inc.(sec.)              8,800         230,296
    Mirant Corp.*(sec.)      65,000         215,150
    NiSource, Inc.            4,000          75,600
    NUI Corp.                 2,400          33,768
    Public Service
      Enterprise Group,
      Inc.                    3,000         115,410
    Sierra Pacific
      Resources*             40,000         147,600
    SJW Corp.                 1,500         126,750
    Teco Energy,
      Inc.(sec.)             35,000         377,650
    UIL Holdings Corp.        2,000          72,220
    Unisource Energy Corp.    3,000          53,490
    Westar Energy, Inc.      48,000         674,880
    Wisconsin Energy Corp.   12,300         323,859
    Xcel Energy, Inc.        20,000         270,400
                                       ------------
                                          4,849,632
                                       ------------
TOTAL COMMON STOCK
  (Cost $74,967,461)                     65,678,757
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.7%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund             219,482    $    219,482
    Temporary Investment
      Fund                  219,481         219,481
                                       ------------
  (Cost $438,963)                           438,963
                                       ------------
                              PAR
                             (000)
                             -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 27.4%
  CERTIFICATES OF DEPOSITS -- 12.1%
    American Express
      Centurion
     1.34%, 01/27/04 [FRN]  $   379         379,489
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]       96          95,691
     1.37%, 01/16/04 [FRN]    1,212       1,212,481
    Dresdner Bank
     1.78%, 10/06/03 [FRN]       30          29,712
    Goldman Sachs Group,
      Inc.
     1.30%, 03/08/04 [FRN]      120         119,567
    KBC Bank
      1.26%, 05/01/03           982         981,979
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03         3,000       3,000,411
    Morgan Stanley
     1.33%, 11/07/03 [FRN]    1,608       1,607,912
     1.59%, 11/10/03 [FRN]      611         610,582
                                       ------------
                                          8,037,824
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
  COMMERCIAL PAPER -- 2.4%
    Concord Minutemen
      Capital
      1.27%, 05/15/03       $   396    $    396,205
    Enterprise Funding
      Corp.
      1.27%, 05/15/03           750         750,214
    Fairway Finance Corp.
      1.27%, 05/15/03           155         154,779
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03           276         276,042
                                       ------------
                                          1,577,240
                                       ------------
                            SHARES
                            ------
  NON-REGISTERED INVESTMENT COMPANIES -- 12.9%
    Institutional Money
      Market Trust          8,537,504     8,537,504
                                       ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $18,152,568)                     18,152,568
                                       ------------
TOTAL INVESTMENTS --127.3%
  (Cost $93,558,992)                     84,270,288
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (27.3%)               (18,090,772)
                                       ------------
NET ASSETS -- 100.0%                   $ 66,179,516
                                       ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF GOLDMAN SACHS MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 94.3%
  ADVERTISING -- 1.0%
    Lamar Advertising
      Co.*                     5,725    $    205,642
                                        ------------
  AEROSPACE -- 0.7%
    Alliant Techsystems,
      Inc.*                    2,625         141,015
                                        ------------
  BROADCASTING -- 8.5%
    Entercom
      Communications
      Corp.*                   8,100         393,579
    Entravision
      Communications
      Corp. Cl-A*             41,025         312,200
    Scripps, (E.W.) Co.
      CI-A                     2,500         198,125
    Univision
      Communications,
      Inc. Cl-A*(sec.)        13,575         411,050
    Westwood One, Inc.*       11,450         399,605
                                        ------------
                                           1,714,559
                                        ------------
  BUILDING MATERIALS -- 1.6%
    American Standard
      Companies, Inc.*         4,400         313,236
                                        ------------
  BUSINESS SERVICES -- 2.5%
    Aramark Corp. Cl-B*       18,400         422,464
    Robert Half
      International,
      Inc.*                    5,125          83,435
                                        ------------
                                             505,899
                                        ------------
  CABLE TELEVISION -- 2.6%
    Cablevision Systems
      New York Group
      Cl-A*(sec.)             17,925         401,879
    Lodgenet
      Entertainment
      Corp.*                  11,725         121,940
                                        ------------
                                             523,819
                                        ------------
  CLOTHING & APPAREL -- 0.6%
    Coach, Inc.*               2,925         127,267
                                        ------------
  COMPUTER HARDWARE -- 2.3%
    Integrated Circuit
      Systems,
      Inc.*(sec.)              8,925         193,851
    Lexmark
      International,
      Inc.*(sec.)              3,525         262,648
                                        ------------
                                             456,499
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 11.2%
    Affiliated Computer
      Services, Inc.
      Cl-A*(sec.)              5,825         277,853
    BARRA, Inc.*               9,195         300,216
    Business Objects SA
      [ADR]*(sec.)             5,500         119,515

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Electronic Arts,
      Inc.*(sec.)              4,600    $    272,642
    Intuit, Inc.*              6,250         242,375
    J.D. Edwards & Co.*       16,450         197,071
    Manhattan Associates,
      Inc.*(sec.)              7,550         182,635
    PeopleSoft, Inc.*          8,500         127,755
    SunGard Data Systems,
      Inc.*                   16,050         345,074
    Symantec Corp.*            2,675         117,566
    Witness Systems,
      Inc.*                   29,550         101,652
                                        ------------
                                           2,284,354
                                        ------------
  CONGLOMERATES -- 2.9%
    Cendant Corp.*            30,275         432,327
    Pittston Brink's
      Group*                  12,375         157,781
                                        ------------
                                             590,108
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 3.7%
    Energizer Holdings,
      Inc.*(sec.)              3,525         101,591
    Mattel, Inc.              16,700         363,058
    UST, Inc.                  9,225         289,019
                                        ------------
                                             753,668
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.1%
    Amphenol Corp.*(sec.)      8,975         397,503
    Gentex Corp.*(sec.)        5,225         157,795
    Harman International
      Industries,
      Inc.(sec.)               6,150         409,528
    Jabil Circuit,
      Inc.*(sec.)              3,125          58,438
                                        ------------
                                           1,023,264
                                        ------------
  ENTERTAINMENT & LEISURE -- 3.6%
    Harrah's
      Entertainment,
      Inc.*(sec.)              9,825         387,007
    Metro-Goldwyn-Mayer,
      Inc.*(sec.)             29,725         331,434
                                        ------------
                                             718,441
                                        ------------
  EQUIPMENT SERVICES -- 1.2%
    Millipore Corp.*           6,950         237,343
                                        ------------
  FINANCIAL -- BANK & TRUST -- 2.0%
    Charter One
      Financial, Inc.          3,625         105,306
    M&T Bank Corp.               900          76,023
    National Commerce
      Financial Corp.         11,075         225,266
                                        ------------
                                             406,595
                                        ------------
  FINANCIAL SERVICES -- 5.7%
    Allied Capital
      Corp.(sec.)              8,850         187,532
    AMBAC Financial
      Group, Inc.              6,800         396,779

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Legg Mason,
      Inc.(sec.)               5,225    $    283,718
    Moody's Corp.              5,625         271,631
                                        ------------
                                           1,139,660
                                        ------------
  FURNITURE -- 1.3%
    Ethan Allen
      Interiors,
      Inc.(sec.)               7,550         254,284
                                        ------------
  HEALTHCARE SERVICES -- 3.6%
    Health Management
      Associates, Inc.
      Cl-A(sec.)              10,250         174,865
    Hooper Holmes, Inc.       60,875         368,293
    WellPoint Health
      Networks,
      Inc.*(sec.)              2,525         191,749
                                        ------------
                                             734,907
                                        ------------
  HOTELS & MOTELS -- 0.8%
    Marriott
      International, Inc.
      Cl-A                     4,425         158,902
                                        ------------
  INSURANCE -- 1.2%
    RenaissanceRe
      Holdings Ltd.(sec.)      5,525         244,702
                                        ------------
  INTERNET SERVICES -- 3.0%
    Checkfree
      Corp.*(sec.)            11,050         304,649
    Proquest Co.*             11,625         291,555
                                        ------------
                                             596,204
                                        ------------
  MACHINERY & EQUIPMENT -- 3.0%
    Danaher Corp.(sec.)          850          58,633
    Grainger, (W.W.),
      Inc.                     9,375         432,656
    The Stanley Works          4,325         103,930
                                        ------------
                                             595,219
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.8%
    Apogent Technologies,
      Inc.*(sec.)             22,475         386,120
    Charles River
      Laboratories
      International,
      Inc.*(sec.)             13,725         372,634
                                        ------------
                                             758,754
                                        ------------
  OFFICE EQUIPMENT -- 1.4%
    Pitney Bowes,
      Inc.(sec.)               7,900         277,369
                                        ------------
  OIL & GAS -- 2.8%
    Energy Partners Ltd.*      9,525          94,107
    Nabors Industries
      Ltd.*(sec.)              5,725         224,420
    Pogo Producing
      Co.(sec.)                5,775         228,690
    Spinnaker Exploration
      Co.*                     1,075          23,005
                                        ------------
                                             570,222
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  PERSONAL SERVICES -- 1.1%
    ITT Educational
      Services, Inc.*          7,575    $    223,463
                                        ------------
  PHARMACEUTICALS -- 3.5%
    Allergan, Inc.(sec.)       4,450         312,612
    IDEC Pharmaceuticals
      Corp.*(sec.)             6,125         200,594
    MedImmune,
      Inc.*(sec.)              5,600         197,512
                                        ------------
                                             710,718
                                        ------------
  PRINTING & PUBLISHING -- 1.1%
    New York Times Co.
      CL-A                     4,650         215,667
                                        ------------
  RETAIL & MERCHANDISING -- 8.1%
    99 Cents Only
      Stores*(sec.)           12,275         361,621
    Chico's FAS,
      Inc.*(sec.)              8,575         208,716
    Dollar Tree Stores,
      Inc.*(sec.)              6,650         169,243
    Family Dollar Stores,
      Inc.(sec.)               4,300         147,017
    Petco Animal
      Supplies, Inc.*          4,600          97,198
    Tiffany & Co.(sec.)        4,650         128,991
    TJX Companies, Inc.       10,375         199,719
    Williams-Sonoma,
      Inc.*(sec.)             12,100         313,147
                                        ------------
                                           1,625,652
                                        ------------
  SEMICONDUCTORS -- 0.4%
    Microchip Technology,
      Inc.(sec.)               4,275          88,877
                                        ------------
  TELECOMMUNICATIONS -- 2.9%
    Crown Castle
      International
      Corp.*                  23,225         147,943
    EchoStar
      Communications
      Corp. Cl-A*(sec.)       11,400         341,544
    Nextel
      Communications,
      Inc. Cl-A*               6,100          90,219
                                        ------------
                                             579,706
                                        ------------
  TRANSPORTATION -- 1.1%
    C.H. Robinson
      Worldwide, Inc.          5,925         217,981
                                        ------------

ASAF GOLDMAN SACHS MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
TOTAL COMMON STOCK
  (Cost $18,145,831)                    $ 18,993,996
                                        ------------
FOREIGN STOCK -- 1.0%
  COMPUTER SERVICES & SOFTWARE
    Cognos, Inc. -- (CAD)*
  (Cost $161,105)              7,400         200,836
                                        ------------
                              PAR
                             (000)
                             -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 41.8%
  CERTIFICATES OF DEPOSITS -- 14.3%
    American Express
      Centurion
    1.34%, 01/27/04 [FRN]  $     778         777,426
    Bear Stearns Co.,
      Inc.
      1.43%, 01/15/04
      [VR]                       143         142,757
    Dresdner Bank
    1.78%, 10/06/03 [FRN]        536         536,492
    KBC Bank
      1.26%, 05/01/03            360         359,778
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03            481         481,100
    Morgan Stanley
    1.33%, 11/07/03 [FRN]        266         265,909
    National City Bank
    1.59%, 11/10/03 [FRN]        313         312,569
                                        ------------
                                           2,876,031
                                        ------------

----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------
  COMMERCIAL PAPER -- 10.4%
    Concorde Minuteman
      Capital
      1.27%, 05/15/03      $     670    $    670,368
    Enterprise Funding
      Corp.
      1.27%, 05/15/03            400         399,626
    Fairway Finance Corp.
      1.27%, 05/15/03            404         403,892
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03            176         176,218
    Scaldis Capital LLC
      1.27%, 05/15/03            452         452,296
                                        ------------
                                           2,102,400
                                        ------------

                            SHARES
                            ------
NON-REGISTERED INVESTMENT COMPANIES -- 17.1%
    Institutional Money
      Market Trust         3,452,112       3,452,112
                                        ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $8,430,543)                        8,430,543
                                        ------------
TOTAL
  INVESTMENTS -- 137.1%
  (Cost $26,737,479)                      27,625,375
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (37.1%)                       (7,478,906)
                                        ------------
NET ASSETS -- 100.0%                    $ 20,146,469
                                        ============

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 96.2%
  AEROSPACE -- 0.5%
    Lockheed Martin
      Corp.(sec.)              1,700     $    85,085
                                         -----------
  BROADCASTING -- 0.5%
    USA Networks,
      Inc.*(sec.)              3,200          95,840
                                         -----------
  BUSINESS SERVICES -- 2.9%
    First Data Corp.(sec.)     7,900         309,917
    Paychex, Inc.              6,100         189,954
                                         -----------
                                             499,871
                                         -----------
  BUSINESS SERVICES -- COMPUTER SYSTEMS -- 0.9%
    Fiserv, Inc.*(sec.)        5,300         156,032
                                         -----------
  CABLE TELEVISION -- 0.6%
    Comcast Corp*(sec.)        3,200         102,112
                                         -----------
  COMMUNICATION EQUIPMENT -- 2.2%
    ADC
      Telecommunications,
      Inc.*                   21,000          50,148
    Nokia Corp. [ADR]         20,300         336,371
                                         -----------
                                             386,519
                                         -----------
  COMPUTER HARDWARE -- 7.8%
    Apple Computer, Inc.*     10,000         142,000
    Dell Computer
      Corp.*(sec.)            18,300         529,053
    Hewlett-Packard Co.        7,800         127,140
    International Business
      Machines Corp.           4,200         356,580
    Lexmark International
      Group, Inc.
      Cl-A*(sec.)              2,400         178,824
    Sun Microsystems,
      Inc.*                    8,000          26,400
                                         -----------
                                           1,359,997
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 24.3%
    Adobe Systems,
      Inc.(sec.)               9,000         311,040
    Affiliated Computer
      Services, Inc.
      Cl-A*(sec.)              3,800         181,260
    BEA Systems,
      Inc.*(sec.)             27,000         289,170
    BISYS Group,
      Inc.*(sec.)              4,900          82,712
    BMC Software, Inc.*        2,400          35,808
    Business Objects SA*       2,400          52,152
    Check Point Software
      Technologies Ltd.*      10,175         160,053
    EMC Corp.*(sec.)          39,600         359,964
    Intuit, Inc.*              4,000         155,120
    Mercury Interactive
      Corp.*(sec.)             6,800         230,792
    Micromuse, Inc.*           6,300          41,208
    Microsoft Corp.(sec.)     44,900       1,148,093
    NetScreen
      Technologies,
      Inc.*(sec.)              5,200         105,456
    Oracle Corp.*             38,100         452,628

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
    PeopleSoft, Inc.*          5,200     $    78,156
    SAP AG [ADR]               1,200          30,612
    Siebel Systems,
      Inc.*(sec.)             10,200          88,434
    Software HOLDRs Trust      8,800         252,032
    Veritas Software
      Corp.*(sec.)             8,300         182,683
                                         -----------
                                           4,237,373
                                         -----------
  COMPUTERS -- NETWORKING -- 7.3%
    Cisco Systems,
      Inc.*(sec.)             45,300         681,312
    Juniper Networks,
      Inc.*(sec.)             10,400         106,288
    McDATA Corp. Cl-A*        11,600         122,728
    Network Appliance,
      Inc.*(sec.)             20,800         276,224
    Networks Associates,
      Inc.*(sec.)              7,800          89,154
                                         -----------
                                           1,275,706
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 0.5%
    Verity, Inc.*              5,000          82,650
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 7.9%
    Celestica, Inc.*           8,800         101,728
    Cypress Semiconductor
      Corp.*                   4,800          41,856
    Flextronics
      International
      Ltd.*(sec.)             22,000         192,500
    Jabil Circuit,
      Inc.*(sec.)             13,500         252,450
    Linear Technology
      Corp.                    8,900         306,783
    Samsung Electronics
      Co. Ltd. [GDR]144A       1,100         138,066
    Texas Instruments,
      Inc.                    15,600         288,444
    United
      Microelectronics
      Corp.*                  15,733          50,975
                                         -----------
                                           1,372,802
                                         -----------
  ENTERTAINMENT & LEISURE -- 0.8%
    AOL Time Warner,
      Inc.*(sec.)              9,600         131,328
                                         -----------
  INTERNET SERVICES -- 8.2%
    Checkfree Corp.*(sec.)     7,200         198,504
    eBay, Inc.*(sec.)          5,600         519,512
    Hotels.com Cl-A*(sec.)     1,100          78,760
    Symantec Corp.*           10,600         465,870
    VeriSign, Inc.*            6,500          80,730
    Yahoo!, Inc.*(sec.)        3,400          84,252
                                         -----------
                                           1,427,628
                                         -----------
  MACHINERY & EQUIPMENT -- 0.2%
    Thermo Electron Corp.*     2,200          39,974
                                         -----------

ASAF INVESCO TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.1%
    Amgen, Inc.*               2,100     $   128,751
    Biotech HOLDRs Trust       1,600         162,720
    Varian Medical
      Systems, Inc.*           1,600          86,176
                                         -----------
                                             377,647
                                         -----------
  PHARMACEUTICALS -- 0.5%
    Teva Pharmaceutical
      Industries Ltd.
      [ADR](sec.)              1,800          84,060
                                         -----------
  RETAIL & MERCHANDISING -- 1.9%
    Amazon.com,
      Inc.*(sec.)              5,300         151,951
    Emulex Corp.*              8,500         174,165
                                         -----------
                                             326,116
                                         -----------
  SEMICONDUCTORS -- 20.7%
    Altera Corp.*             12,600         199,206
    Analog Devices, Inc.*      4,400         145,728
    Applied Materials,
      Inc.*(sec.)             19,000         277,400
    ASML Holding NV*           3,800          33,478
    Broadcom Corp.
      Cl-A*(sec.)              7,900         141,331
    Cymer, Inc.*                 400          11,420
    Fairchild
      Semiconductor Corp.*     4,400          52,228
    GlobespanVirata, Inc.*     6,600          40,062
    Intel Corp.               37,600         691,840
    Intersil Corp. Cl-A*       3,000          55,500
    KLA-Tencor
      Corp.*(sec.)             4,300         176,300
    Lam Research
      Corp.*(sec.)             8,400         122,052
    Maxim Integrated
      Products, Inc.           7,200         282,888
    Microchip Technology,
      Inc.(sec.)               9,800         203,742
    Micron Technology,
      Inc.*(sec.)              3,900          33,150
    MKS Instruments, Inc.*       600           8,376
    National Semiconductor
      Corp.*                   5,400         101,142
    Novellus Systems,
      Inc.*                    8,400         235,536
    PMC-Sierra, Inc.*          4,900          40,425
    QLogic Corp.*(sec.)        3,300         145,167
    Semiconductor HOLDRs
      Trust                    6,600         174,174
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*             21,460         179,620
    Vitesse Semiconductor
      Corp.*                   9,900          30,799
    Xilinx, Inc.*              9,000         243,630
                                         -----------
                                           3,625,194
                                         -----------
  TELECOMMUNICATIONS -- 6.4%
    Alcatel SA [ADR]*         11,300          91,078
    Amdocs Ltd.*              12,700         224,282

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
    AT&T Wireless
      Services, Inc.*          4,900     $    31,654
    Ciena Corp.*(sec.)         6,300          30,681
    Corning, Inc.*            20,400         110,568
    Lucent Technologies,
      Inc.*(sec.)             24,600          44,280
    Nextel Communications,
      Inc. Cl-A*(sec.)         8,500         125,715
    Nortel Networks Corp.*    26,900          69,402
    QUALCOMM, Inc.(sec.)       2,600          82,914
    SBC Communications,
      Inc.                     1,200          28,032
    UTStarcom, Inc.*(sec.)     3,900          84,907
    Verizon
      Communications, Inc.       900          33,642
    Vodafone Group PLC
      [ADR](sec.)              8,300         164,008
                                         -----------
                                           1,121,163
                                         -----------
TOTAL COMMON STOCK
  (Cost $18,013,457)                      16,787,097
                                         -----------
FOREIGN STOCK -- 0.3%
  COMPUTER SERVICES & SOFTWARE
    Cognos, Inc. -- (CAD)*
  (Cost $53,704)               2,000          54,280
                                         -----------
                            NUMBER OF
                            CONTRACTS
                            ---------
OPTIONS -- 0.0%
  PUT OPTIONS
    McDATA Corp., Strike
      Price 7.5, Expires
      05/17/03*
  (Cost $408)                     13             195
                                         -----------
                               PAR
                              (000)
                              -----
SHORT-TERM INVESTMENTS -- 3.6%
  U.S. GOVERNMENT OBLIGATIONS
    Federal National
      Mortgage Assoc.
      1.25%, 05/01/03
  (Cost $624,000)            $   624         624,000
                                         -----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED -- 37.5%
  CERTIFICATES OF DEPOSITS -- 10.1%
    American Express
      Centurion
     1.34%, 01/27/04 [FRN]       487         487,003
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]       172         171,509
     1.37%, 01/16/04 [FRN]       118         117,763
    Dresdner Bank
     1.78%, 10/06/03 [FRN]        11          11,210

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                               PAR
                              (000)         VALUE
----------------------------------------------------
    KBC Bank
      1.26%, 05/01/03        $   279     $   279,488
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03            331         331,440
    Morgan Stanley
     1.33%, 11/07/03 [FRN]       135         135,064
     1.30%, 03/08/04 [FRN]       233         233,156
                                         -----------
                                           1,766,633
                                         -----------
  COMMERCIAL PAPER -- 10.0%
    Concord Minutemen
      Capital
      1.27%, 05/15/03            314         313,983
    Enterprise Funding
      Corp.
      1.27%, 05/15/03            185         185,452
    Fairway Finance Corp.
      1.27%, 05/15/03            172         171,943
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03             37          37,393
    Scaldis Capital LLC
      1.27%, 05/15/03            287         286,989
    Sheffield Receivables
      Corp.
      1.27%, 05/20/03            739         738,603
                                         -----------
                                           1,734,363
                                         -----------
----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
NON-REGISTERED INVESTMENT COMPANIES -- 17.4%
    Institutional Money
      Market Trust          3,034,814    $ 3,034,814
                                         -----------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $6,535,810)                        6,535,810
                                         -----------
TOTAL INVESTMENTS -- 137.6%
  (Cost $25,227,379)                      24,001,382
                                         -----------
                            NUMBER OF
                            CONTRACTS
                            ---------
WRITTEN OPTIONS -- (0.1)%
CALL OPTIONS
    Symantec Corp., Strike
      Price 45, Expires
      07/19/03*
    (Premiums Received $9,503)   (41)        (10,865)
                                         -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (37.5%)                       (6,541,398)
                                         -----------
NET ASSETS -- 100.0%                     $17,449,119
                                         ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

ASAF PROFUND MANAGED OTC FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 81.9%
  ADVERTISING -- 0.5%
    Lamar Advertising
      Co.*(sec.)               2,415     $    86,747
    TMP Worldwide, Inc.*       3,465          58,108
                                         -----------
                                             144,855
                                         -----------
  AIRLINES -- 0.2%
    Ryanair Holdings
      PLC*(sec.)               1,785          70,811
                                         -----------
  AUTOMOBILE MANUFACTURERS -- 0.7%
    PACCAR, Inc.               3,780         220,790
                                         -----------
  BUSINESS SERVICES -- 1.7%
    Fiserv, Inc.*(sec.)        7,035         207,110
    Paychex, Inc.             10,395         323,701
                                         -----------
                                             530,811
                                         -----------
  CABLE TELEVISION -- 2.9%
    Comcast Corp*(sec.)       27,720         884,545
                                         -----------
  CHEMICALS -- 0.3%
    Sigma-Aldrich Corp.        1,995          99,391
                                         -----------
  CLOTHING & APPAREL -- 0.7%
    Cintas Corp.               5,985         214,862
                                         -----------
  COMPUTER HARDWARE -- 4.2%
    Apple Computer, Inc.*     14,700         208,740
    Dell Computer
      Corp.*(sec.)            27,720         801,385
    Network Appliance,
      Inc.*(sec.)             10,395         138,046
    Sun Microsystems,
      Inc.*                   40,530         133,749
                                         -----------
                                           1,281,920
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 21.8%
    Adobe Systems,
      Inc.(sec.)               6,615         228,614
    BEA Systems,
      Inc.*(sec.)             11,130         119,202
    Brocade Communications
      Systems, Inc.*           7,560          43,621
    CDW Computers Centers,
      Inc.*(sec.)              2,520         107,453
    Cisco Systems, Inc.*      74,130       1,114,915
    Citrix Systems,
      Inc.*(sec.)              5,880         111,485
    Compuware Corp.*           6,825          29,962
    Electronic Arts,
      Inc.*(sec.)              4,200         248,934
    Intuit, Inc.*              7,560         293,177
    Mercury Interactive
      Corp.*(sec.)             2,625          89,093
    Microsoft Corp.          107,415       2,746,601
    Oracle Corp.*             64,155         762,161
    PeopleSoft, Inc.*         12,915         194,112
    Siebel Systems,
      Inc.*(sec.)             16,590         143,835
    Synopsys, Inc.*            1,995          97,037
    Veritas Software
      Corp.*(sec.)            12,285         270,393
                                         -----------
                                           6,600,595
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 1.4%
    USA Interactive*(sec.)    14,385         430,831
                                         -----------

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
  CONTAINERS & PACKAGING -- 0.3%
    Smurfit-Stone
      Container
      Corp.*(sec.)             7,035     $    98,982
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.1%
    American Power
      Conversion Corp.*        5,775          89,975
    Flextronics
      International
      Ltd.*(sec.)             16,380         143,325
    Gentex Corp.*(sec.)        2,310          69,762
    Linear Technology
      Corp.                   12,180         419,844
    Molex, Inc.                2,835          66,169
    NVIDIA Corp.*              4,935          70,422
    Sanmina Corp.*            15,855          76,104
                                         -----------
                                             935,601
                                         -----------
  ENTERTAINMENT & LEISURE -- 0.3%
    Pixar, Inc.*(sec.)         1,470          85,833
                                         -----------
  FOOD -- 0.3%
    Whole Foods Market,
      Inc.*                    1,680          99,725
                                         -----------
  HEALTHCARE SERVICES -- 0.5%
    First Health Group
      Corp.*(sec.)             2,835          71,017
    Lincare Holdings,
      Inc.*(sec.)              2,940          89,288
                                         -----------
                                             160,305
                                         -----------
  INDUSTRIAL PRODUCTS -- 0.2%
    Fastenal Co.               2,100          72,639
                                         -----------
  INTERNET SERVICES -- 4.2%
    Check Point Software
      Technologies Ltd.*       7,035         110,661
    eBay, Inc.*(sec.)          6,720         623,414
    Juniper Networks,
      Inc.*(sec.)              7,245          74,044
    Symantec Corp.*(sec.)      4,515         198,434
    VeriSign, Inc.*            6,510          80,854
    Yahoo!, Inc.*(sec.)        8,295         205,550
                                         -----------
                                           1,292,957
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 5.2%
    Amgen, Inc.*(sec.)        17,535       1,075,072
    Biomet, Inc.              10,185         310,235
    Dentsply
      International, Inc.      2,205          82,577
    Henry Schein, Inc.*        1,155          49,838
    Patterson Dental Co.*      1,890          75,921
                                         -----------
                                           1,593,643
                                         -----------
  OFFICE EQUIPMENT -- 0.6%
    Staples, Inc.*             9,240         175,930
                                         -----------
  OIL & GAS -- 0.3%
    Patterson Uti Energy,
      Inc.*(sec.)              2,415          79,912
                                         -----------
  PERSONAL SERVICES -- 0.9%
    Apollo Group, Inc.
      Cl-A*(sec.)              5,145         278,854
                                         -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
PHARMACEUTICALS -- 7.3%
    Biogen, Inc.*(sec.)        5,355     $   203,436
    Cephalon, Inc.*            1,470          60,035
    Chiron Corp.*(sec.)        7,665         312,962
    Express Scripts, Inc.*     1,995         117,625
    Genzyme Corp.*(sec.)       7,875         317,205
    Gilead Sciences,
      Inc.*(sec.)              5,670         261,614
    Human Genome Sciences,
      Inc.*                    3,780          44,188
    ICOS Corp.*                1,785          47,749
    IDEC Pharmaceutical
      Corp.*(sec.)             4,935         161,621
    Invitrogen Corp.*          1,365          44,636
    MedImmune, Inc.*(sec.)     7,875         277,751
    Millennium
      Pharmeceuticals,
      Inc.*                    9,345         102,795
    Teva Pharmaceutical
      Industries Ltd.
      [ADR](sec.)              5,565         259,886
                                         -----------
                                           2,211,503
                                         -----------
  RESTAURANTS -- 1.2%
    Starbucks Corp.*          15,750         369,968
                                         -----------
  RETAIL & MERCHANDISING -- 3.8%
    Amazon.com,
      Inc.*(sec.)              7,560         216,745
    Bed Bath & Beyond,
      Inc.*(sec.)             11,550         456,340
    Costco Companies,
      Inc.*(sec.)              7,035         243,622
    Dollar Tree Stores,
      Inc.*(sec.)              3,255          82,840
    Petsmart, Inc.*            3,990          60,369
    Ross Stores,
      Inc.(sec.)               2,205          83,570
                                         -----------
                                           1,143,486
                                         -----------
  SEMICONDUCTORS -- 11.4%
    Altera Corp.*             15,645         247,347
    Applied Materials,
      Inc.*(sec.)             24,990         364,854
    Broadcom Corp.
      Cl-A*(sec.)              5,460          97,679
    Intel Corp.               66,885       1,230,684
    KLA-Tencor
      Corp.*(sec.)             6,720         275,520
    Maxim Integrated
      Products, Inc.          13,230         519,807
    Microchip Technology,
      Inc.(sec.)               4,935         102,599
    Novellus Systems,
      Inc.*                    4,410         123,656
    QLogic Corp.*(sec.)        2,835         124,712
    Xilinx, Inc.*             13,020         352,451
                                         -----------
                                           3,439,309
                                         -----------
  TELECOMMUNICATIONS -- 7.3%
    ADC
      Telecommunications,
      Inc.*                   29,190          69,706
    Ciena Corp.*(sec.)        15,015          73,123

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
    Comverse Technology,
      Inc.*                    5,670     $    74,107
    EchoStar
      Communications Corp.
      Cl-A*(sec.)              7,350         220,206
    JDS Uniphase Corp.*       43,680         141,086
    Nextel Communications,
      Inc. Cl-A*(sec.)        37,170         549,744
    PanAmSat Corp.*            5,880         101,724
    QUALCOMM, Inc.            27,720         883,990
    RF Micro Devices,
      Inc.*                    6,090          28,928
    Telefonaktiebolaget LM
      Ericsson AB* [ADR]       3,530          31,982
    Tellabs, Inc.*             6,825          42,179
                                         -----------
                                           2,216,775
                                         -----------
  TRANSPORTATION -- 0.6%
    C.H. Robinson
      Worldwide, Inc.          2,415          88,848
    Expeditors
      International of
      Washington, Inc.         2,940         106,895
                                         -----------
                                             195,743
                                         -----------
TOTAL COMMON STOCK
  (Cost $29,836,369)                      24,930,576
                                         -----------
SHORT-TERM INVESTMENTS -- 7.9%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund             1,206,441      1,206,441
    Temporary Investment
      Fund                  1,206,441      1,206,441
                                         -----------
  (Cost $2,412,882)                        2,412,882
                                         -----------
                               PAR
                              (000)
                              -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 35.4%
  CERTIFICATES OF DEPOSITS -- 17.2%
    American Express
      Centurion
      1.34%, 01/27/04
      [FRN]                  $ 1,093       1,192,632
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]        78          78,134
      1.37%, 01/16/04
      [FRN]                      533         533,166
    Goldman Sachs Group,
      Inc.
      1.30%, 03/08/04
      [FRN]                      146         146,484
    KBC Bank
      1.26%, 05/01/03            545         545,007

ASAF PROFUND MANAGED OTC FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                               PAR
                              (000)         VALUE
----------------------------------------------------
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03        $ 1,741     $ 1,741,210
    Morgan Stanley
      1.33%, 11/07/03
      [FRN]                      810         810,136
    National City Bank
      1.59%, 11/10/03
      [FRN]                      205         205,054
                                         -----------
                                           5,251,823
                                         -----------
  COMMERCIAL PAPER -- 10.0%
    Concord Minutemen
      Capital
      1.27%, 05/15/03            317         317,146
    Enterprise Funding
      Corp.
      1.27%, 05/15/03             88          87,605
    Fairway Finance Corp.
      1.27%, 05/15/03            370         369,659
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03             64          64,234
    Scaldis Capital LLC
      1.27%, 05/15/03          1,294       1,293,852
    Sheffield Receivables
      Corp.
      1.27%, 05/20/03            881         880,591
                                         -----------
                                           3,013,087
                                         -----------

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
----------------------------------------------------
NON-REGISTERED INVESTMENT COMPANIES -- 8.2%
    Institutional Money
      Market Trust          2,509,283    $ 2,509,283
                                         -----------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $10,774,193)                      10,774,193
                                         -----------
TOTAL INVESTMENTS --125.2%
  (Cost $43,023,444)                      38,117,651
LIABILITIES IN EXCESS OF OTHER
  ASSETS# -- (25.2%)                      (7,666,099)
                                         -----------
NET ASSETS -- 100.0%                     $30,451,552
                                         ===========

# Cash of $3,559,500 has been segregated with the custodian to cover requirements for the following open futures contracts at April 30, 2003:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    APPRECIATION
-----------            ----------    ---------    ------------
NASDAQ 100 Index         06/03          120        $1,012,680
                                                   ==========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 97.9%
  AUTOMOTIVE PARTS -- 1.1%
    Genuine Parts
      Co.(sec.)                 4,200    $   134,274
                                         -----------
  BEVERAGES -- 0.5%
    Anheuser-Busch
      Companies,
      Inc.(sec.)                1,300         64,844
                                         -----------
  CABLE TELEVISION -- 2.4%
    Comcast Corp. Special
      Cl-A*                     9,700        291,582
                                         -----------
  CHEMICALS -- 4.0%
    Dow Chemical Co.            6,375        208,080
    DuPont, (E.I.) de
      Nemours & Co.(sec.)       5,625        239,231
    Eastman Chemical Co.        1,100         33,583
                                         -----------
                                             480,894
                                         -----------
  CLOTHING & APPAREL -- 0.5%
    VF Corp.                    1,500         59,010
                                         -----------
  COMPUTER HARDWARE -- 3.1%
    Dell Computer
      Corp.*(sec.)              4,200        121,422
    Hewlett-Packard Co.        15,325        249,798
                                         -----------
                                             371,220
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 3.5%
    Cisco Systems, Inc.*        4,300         64,672
    Microsoft Corp.(sec.)      13,900        355,423
                                         -----------
                                             420,095
                                         -----------
  CONGLOMERATES -- 0.5%
    Altria Group, Inc.          1,950         59,982
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 2.0%
    Johnson & Johnson Co.       3,100        174,716
    Procter & Gamble Co.          700         62,895
                                         -----------
                                             237,611
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.3%
    Cooper Industries Ltd.
      Cl-A                      2,000         74,200
    General Electric
      Co.(sec.)                 9,200        270,940
    Solectron Corp.*           15,600         49,764
                                         -----------
                                             394,904
                                         -----------
  ENTERTAINMENT & LEISURE -- 2.7%
    Viacom, Inc. Cl-B*          7,400        321,234
                                         -----------
  FINANCIAL -- BANK & TRUST -- 7.0%
    Bank of America
      Corp.(sec.)               3,100        229,555
    FleetBoston Financial
      Corp.                     6,125        162,435
    National City Corp.         4,100        122,836
    Regions Financial
      Corp.                     3,550        119,671
    Wachovia Corp.              5,300        202,513
                                         -----------
                                             837,010
                                         -----------

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
  FINANCIAL SERVICES -- 17.3%
    Citigroup, Inc.            10,000    $   392,499
    Fannie Mae                  2,325        168,307
    Freddie Mac                 6,175        357,533
    Golden West Financial
      Corp.                     1,900        143,298
    Goldman Sachs Group,
      Inc.(sec.)                2,500        189,750
    Lehman Brothers
      Holdings, Inc.            3,100        195,207
    MBNA Corp.                 16,500        311,850
    Washington Mutual,
      Inc.(sec.)                7,537        297,712
                                         -----------
                                           2,056,156
                                         -----------
  FOOD -- 0.9%
    Safeway, Inc.*              6,300        104,706
                                         -----------
  HEALTHCARE SERVICES -- 4.2%
    Cardinal Health, Inc.       3,600        199,008
    UnitedHealth Group,
      Inc.(sec.)                3,300        304,029
                                         -----------
                                             503,037
                                         -----------
  INSURANCE -- 6.9%
    Aetna, Inc.                 2,400        119,520
    American International
      Group, Inc.(sec.)         4,500        260,774
    Chubb Corp.(sec.)           4,675        247,261
    MetLife, Inc.               4,600        132,158
    Torchmark Corp.             1,650         63,938
                                         -----------
                                             823,651
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.4%
    Amgen, Inc.*(sec.)          4,700        288,157
    Medtronic, Inc.(sec.)       2,400        114,576
                                         -----------
                                             402,733
                                         -----------
  OIL & GAS -- 3.7%
    ConocoPhillips              5,426        272,928
    Occidental Petroleum
      Corp.(sec.)               3,900        116,415
    Valero Energy
      Corp.(sec.)               1,400         51,450
                                         -----------
                                             440,793
                                         -----------
  PAPER & FOREST PRODUCTS -- 2.2%
    Georgia-Pacific Corp.       4,700         72,568
    MeadWestvaco Corp.          5,200        122,668
    Smurfit-Stone
      Container
      Corp.*(sec.)              4,500         63,315
                                         -----------
                                             258,551
                                         -----------
  PHARMACEUTICALS -- 4.1%
    Pfizer, Inc.               15,800        485,850
                                         -----------

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
RAILROADS -- 3.6%
    Burlington Northern
      Santa Fe Corp.            6,850    $   192,896
    CSX Corp.                   3,700        118,326
    Norfolk Southern Corp.      5,600        118,776
                                         -----------
                                             429,998
                                         -----------
  RETAIL & MERCHANDISING -- 10.9%
    Federated Department
      Stores, Inc.              3,550        108,701
    Kohl's Corp.*(sec.)         6,400        363,520
    Lowe's Companies,
      Inc.(sec.)                4,400        193,116
    May Department Stores
      Co.(sec.)                 5,800        125,396
    Sears, Roebuck & Co.        2,900         82,186
    Wal-Mart Stores, Inc.       4,400        247,808
    Walgreen Co.                5,800        178,988
                                         -----------
                                           1,299,715
                                         -----------
  SEMICONDUCTORS -- 1.9%
    Intel Corp.                12,100        222,640
                                         -----------
  TELECOMMUNICATIONS -- 5.4%
    BellSouth Corp.             3,400         86,666
    Corning, Inc.*             12,163         65,923
    Nokia Corp. Cl-A [ADR]     12,700        210,439
    Qwest Communications
      International,
      Inc.*(sec.)              34,200        128,934
    Sprint Corp.                7,000         80,570
    Tellabs, Inc.*             12,400         76,632
                                         -----------
                                             649,164
                                         -----------
  UTILITIES -- 2.8%
    American Electric
      Power Co.,
      Inc.(sec.)                6,500        171,470
    PPL Corp.                   2,600         94,120
    Sempra Energy(sec.)         2,500         67,100
                                         -----------
                                             332,690
                                         -----------
TOTAL COMMON STOCK
  (Cost $12,876,056)                      11,682,344
                                         -----------
FOREIGN STOCK -- 1.0%
  AUTOMOTIVE PARTS
    Magna International, Inc. Cl-A --
      (CAD)(sec.)
  (Cost $153,222)               2,100        123,123
                                         -----------
SHORT-TERM INVESTMENTS -- 2.0%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund               121,794        121,794
    Temporary Investment
      Fund                    121,794        121,794
                                         -----------
  (Cost $243,588)                            243,588
                                         -----------

----------------------------------------------------
                               PAR
                              (000)         VALUE
----------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 34.0%
  CERTIFICATES OF DEPOSITS -- 19.5%
    American Express Centurion
     1.34%, 01/27/04 [FRN]  $     115    $   115,071
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]         64         64,408
     1.37%, 01/16/04 [FRN]        602        602,296
    KBC Bank
      1.26%, 05/01/03             194        194,018
    Morgan Stanley
      1.48%, 05/01/03             373        372,817
     1.33%, 11/07/03 [FRN]        792        791,931
    National City Bank
     1.59%, 11/10/03 [FRN]        191        190,501
                                         -----------
                                           2,331,042
                                         -----------
  COMMERCIAL PAPER -- 6.0%
    Concord Minutemen Capital
      1.27%, 05/15/03             174        174,241
    Fairway Finance Corp.
      1.27%, 05/15/03             290        290,401
    Scaldis Capital LLC
      1.27%, 05/15/03              95         94,641
    Sheffield Receivables Corp.
      1.27%, 05/20/03             126        126,114
                                         -----------
                                             685,397
                                         -----------
                             SHARES
                             ------
NON-REGISTERED INVESTMENT COMPANIES -- 8.5%
    Institutional Money
      Market Trust          1,019,816      1,019,816
                                         -----------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $4,036,255)                        4,036,255
                                         -----------
TOTAL INVESTMENTS -- 134.7%
  (Cost $17,309,121)                      16,085,310
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (34.7%)                       (4,145,156)
                                         -----------
NET ASSETS -- 100.0%                     $11,940,154
                                         ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.
See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 98.1%
  BIOTECHNOLOGY HEALTHCARE -- 16.5%
    Amgen, Inc.*(sec.)        11,900    $   729,589
    Biotech HOLDRs Trust       8,200        833,940
    Chiron Corp.*(sec.)        3,800        155,154
    Genentech, Inc.*(sec.)     4,200        159,558
    Genzyme Corp.*(sec.)       6,400        257,792
    Gilead Sciences, Inc.*     7,000        322,980
    MedImmune, Inc.*           5,200        183,404
                                        -----------
                                          2,642,417
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 2.9%
    Procter & Gamble Co.       5,200        467,220
                                        -----------
  HEALTHCARE SERVICES -- 6.9%
    Allergan, Inc.(sec.)       4,200        295,050
    Bristol-Meyers Squibb
      Co.                     28,000        715,120
    Health Management
      Associates, Inc.
      Cl-A(sec.)               5,300         90,418
                                        -----------
                                          1,100,588
                                        -----------
  HEALTHCARE SUPPLIES -- 13.9%
    Alcon, Inc. NY Reg.*       9,200        405,260
    Johnson & Johnson
      Co.(sec.)               13,760        775,514
    Pharmaceutical
      Resources, Inc.*         5,800        254,910
    Wyeth                     18,200        792,246
                                        -----------
                                          2,227,930
                                        -----------
  MANAGED HEALTHCARE -- 0.7%
    UnitedHealth Group,
      Inc.(sec.)               1,300        119,769
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 24.4%
    Abbott Laboratories       16,410        666,737
    Bard, (C.R.), Inc.         6,800        430,984
    Biomet, Inc.               6,000        182,760
    Boston Scientific
      Corp.*(sec.)             6,900        297,045
    Edwards Lifesciences
      Corp.*                   6,400        184,768
    Guidant Corp.              9,600        374,304
    Medtronic, Inc.(sec.)      9,800        467,852
    Stryker Corp.              2,800        187,628
    Varian Medical Systems,
      Inc.*                    8,880        478,277
    Zimmer Holdings, Inc.*    12,894        604,729
                                        -----------
                                          3,875,084
                                        -----------
  PHARMACEUTICALS -- MANUFACTURING -- 16.9%
    Barr Laboratories,
      Inc.*                    4,350        241,860
    Forest Laboratories,
      Inc.*(sec.)             13,240        684,773
    Novartis AG [ADR]          7,200        284,256
    Perrigo Co.                  900         13,824

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Pharmaceutical HOLDRs
      Trust                   10,300    $   790,010
    Teva Pharmaceutical
      Industries Ltd.
      [ADR](sec.)             14,460        675,282
                                        -----------
                                          2,690,005
                                        -----------
  PHARMACEUTICALS -- RESEARCH &
    MANUFACTURING -- 15.9%
    GlaxoSmithKline PLC
      [ADR]                   10,700        433,564
    Lilly, (Eli) &
      Co.(sec.)               10,700        682,874
    Merck & Co., Inc.         11,200        651,616
    Pfizer, Inc.              25,304        778,098
                                        -----------
                                          2,546,152
                                        -----------
TOTAL COMMON STOCK
  (Cost $13,983,408)                     15,669,165
                                        -----------
FOREIGN STOCK -- 0.4%
  MEDICAL SUPPLIES & EQUIPMENT
    Smith & Nephew PLC --
      (GBP)
  (Cost $58,833)               9,500         63,353
                                        -----------
                               PAR
                              (000)
                              -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 32.2%
CERTIFICATES OF DEPOSITS -- 9.7%
    American Express
      Centurion
      1.34%, 01/27/04 [FRN]  $   151        151,063
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]       555        554,829
      1.37%, 01/16/04 [FRN]      323        323,403
    KBC Bank
      1.26%, 05/01/03            234        234,409
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03            164        163,986
    Morgan Stanley
      1.33%, 11/07/03 [FRN]      117        116,528
                                        -----------
                                          1,544,218
                                        -----------
  COMMERCIAL PAPER -- 5.5%
    Enterprise Funding
      Corp.
      1.27%, 05/15/03             84         83,987
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03            138        138,210
    Sheffield Receivables
      Corp.
      1.27%, 05/20/03            649        649,209
                                        -----------
                                            871,406
                                        -----------

ASAF INVESCO HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
NON-REGISTERED INVESTMENT
COMPANIES -- 17.0%
    Institutional Money
      Market Trust           2,725,476  $ 2,725,476
                                        -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED
  (Cost $5,141,100)                       5,141,100
                                        -----------
TOTAL INVESTMENTS -- 130.7%
  (Cost $19,183,341)                     20,873,618
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (30.7%)                      (4,900,543)
                                        -----------
NET ASSETS -- 100.0%                    $15,973,075
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the

Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF SANFORD BERNSTEIN CORE VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 96.4%
  ADVERTISING -- 0.4%
    Donnelley, (R.R.) &
      Sons Co.                 6,850    $   138,096
                                        -----------
  AEROSPACE -- 0.1%
    Goodrich Corp.             2,775         39,044
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 0.8%
    General Motors
      Corp.(sec.)              7,300        263,165
                                        -----------
  AUTOMOTIVE PARTS -- 2.7%
    Autoliv, Inc.(sec.)        4,800        116,640
    AutoNation, Inc.*(sec.)   12,800        177,279
    Dana Corp.                 9,075         84,307
    Delphi Corp.              20,575        172,830
    Genuine Parts Co.(sec.)    5,475        175,036
    Lear Corp.*                3,225        128,162
                                        -----------
                                            854,254
                                        -----------
  BROADCASTING -- 0.2%
    Liberty Media Corp.
      Cl-A*                    4,600         50,600
                                        -----------
  BUILDING MATERIALS -- 0.9%
    Masco Corp.(sec.)          9,725        204,906
    The Sherwin-Williams
      Co.(sec.)                3,125         87,125
                                        -----------
                                            292,031
                                        -----------
  BUSINESS SERVICES -- 0.5%
    Deluxe Corp.               3,400        149,634
                                        -----------
  CABLE TELEVISION -- 2.1%
    Comcast Corp.
      Cl-A*(sec.)             20,396        650,836
                                        -----------
  CHEMICALS -- 4.2%
    Ashland, Inc.              3,400        100,810
    Cabot Corp.                3,650        101,726
    Dow Chemical Co.          11,100        362,304
    DuPont, (E.I.) de
      Nemours & Co.(sec.)      7,300        310,469
    Eastman Chemical Co.         500         15,265
    FMC Corp.*                 2,000         36,240
    Lubrizol Corp.             2,725         86,137
    Lyondell Chemical Co.      9,600        139,680
    Millennium Chemicals,
      Inc.                     1,000         13,910
    PPG Industries, Inc.       3,200        155,232
                                        -----------
                                          1,321,773
                                        -----------
  CLOTHING & APPAREL -- 1.6%
    Jones Apparel Group,
      Inc.*                    4,900        139,748
    Liz Claiborne, Inc.        5,550        180,542
    VF Corp.                   4,500        177,030
                                        -----------
                                            497,320
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  COMPUTER HARDWARE -- 2.4%
    Hewlett-Packard Co.       29,200    $   475,960
    International Business
      Machines Corp.           2,935        249,182
    Quantum Corp.*             7,900         27,255
                                        -----------
                                            752,397
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 0.5%
    Electronic Data Systems
      Corp.(sec.)              2,000         36,300
    Ingram Micro, Inc.
      Cl-A*                    7,600         76,000
    Tech Data Corp.*(sec.)     2,375         57,000
                                        -----------
                                            169,300
                                        -----------
  CONGLOMERATES -- 1.4%
    Altria Group, Inc.        10,500        322,980
    Johnson Controls, Inc.     1,350        111,024
                                        -----------
                                            434,004
                                        -----------
  CONSTRUCTION -- 0.8%
    KB Home(sec.)              2,400        118,248
    Pulte Corp.                2,600        150,774
                                        -----------
                                            269,022
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 2.2%
    Black & Decker Corp.       3,750        154,688
    Fortune Brands, Inc.       2,150        104,060
    Procter & Gamble Co.       1,500        134,775
    UST, Inc.                  5,900        184,846
    Whirlpool Corp.            2,375        127,039
                                        -----------
                                            705,408
                                        -----------
  CONTAINERS & PACKAGING -- 0.1%
    Bemis Co., Inc.              775         35,386
    Owens-Illinois,
      Inc.*(sec.)                450          4,001
                                        -----------
                                             39,387
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.1%
    Arrow Electronics,
      Inc.*(sec.)              1,200         20,256
    Avnet, Inc.*               1,375         17,531
    Consolidated Edison,
      Inc.(sec.)               4,775        185,604
    Cooper Industries Ltd.
      Cl-A                     3,200        118,720
    Eastman Kodak Co.(sec.)    5,200        155,532
    Hubbell, Inc. Cl-B         2,375         76,238
    Sanmina-SCI Corp.*         9,700         46,560
    Solectron Corp.*          13,800         44,022
    Thomas & Betts Corp.*        675         10,672
                                        -----------
                                            675,135
                                        -----------
  ENTERTAINMENT & LEISURE -- 0.5%
    AOL Time Warner,
      Inc.*(sec.)              2,600         35,568
    Disney, (Walt)
      Co.(sec.)                  950         17,727
    Viacom, Inc. Cl-B*         2,200         95,502
                                        -----------
                                            148,797
                                        -----------

ASAF SANFORD BERNSTEIN CORE VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FINANCIAL -- BANK & TRUST -- 13.9%
    AmSouth Bancorp            7,525    $   158,401
    Bank of America
      Corp.(sec.)             13,650      1,010,782
    Bank One Corp.             8,775        316,339
    Charter One Financial,
      Inc.                     1,818         52,813
    Comerica, Inc.             4,775        207,760
    FleetBoston Financial
      Corp.                   13,250        351,390
    Huntington Bancshares,
      Inc.(sec.)               8,900        173,194
    National City Corp.        9,625        288,365
    Regions Financial Corp.    5,550        187,091
    Southtrust Corp.           2,850         76,554
    SunTrust Banks, Inc.       4,425        253,199
    U.S. Bancorp              18,450        408,667
    UnionBanCal Corp.          2,425         97,970
    Wachovia Corp.            14,325        547,357
    Wells Fargo & Co.          5,200        250,952
                                        -----------
                                          4,380,834
                                        -----------
  FINANCIAL SERVICES -- 12.8%
    Bear Stearns Companies,
      Inc.(sec.)               2,600        173,784
    Citigroup, Inc.           31,300      1,228,525
    Countrywide Financial
      Corp.(sec.)              3,000        202,800
    Fannie Mae                 2,025        146,590
    Freddie Mac                2,900        167,910
    Golden West Financial
      Corp.                    2,725        205,520
    Goldman Sachs Group,
      Inc.(sec.)               3,800        288,420
    J.P. Morgan Chase &
      Co.(sec.)                8,375        245,806
    KeyCorp                    8,850        213,374
    Lehman Brothers
      Holdings, Inc.           4,325        272,345
    Merrill Lynch & Co.,
      Inc.(sec.)               3,100        127,255
    Morgan Stanley Dean
      Witter & Co.             5,400        241,650
    Union Planters Corp.       4,147        118,355
    Washington Mutual,
      Inc.(sec.)              11,012        434,974
                                        -----------
                                          4,067,308
                                        -----------
  FOOD -- 1.9%
    Archer Daniels Midland
      Co.                      8,601         95,299
    ConAgra Foods,
      Inc.(sec.)               6,725        141,224
    Del Monte Foods Co.*       1,328         10,558
    Heinz, (H.J.) Co.          2,975         88,893
    Sara Lee Corp.             7,875        132,143
    SUPERVALU, Inc.            1,100         18,117
    Tyson Foods, Inc. Cl-A    12,530        120,664
                                        -----------
                                            606,898
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  FURNITURE -- 0.6%
    Leggett & Platt, Inc.      8,525    $   176,041
                                        -----------
  HEALTHCARE SERVICES -- 1.1%
    Health Net, Inc.*          4,900        127,841
    Humana, Inc.*              9,700        107,185
    Oxford Health Plans,
      Inc.*                    4,000        117,080
                                        -----------
                                            352,106
                                        -----------
  INSURANCE -- 7.1%
    ACE Ltd.                   2,500         82,700
    Aetna, Inc.                  925         46,065
    Allstate Corp.             9,650        364,673
    American International
      Group, Inc.              5,273        305,569
    AON Corp.(sec.)            5,750        127,420
    Chubb Corp.(sec.)          2,800        148,092
    CIGNA Corp.                3,930        205,539
    MetLife, Inc.(sec.)        7,650        219,785
    MGIC Investment Corp.      2,200        100,012
    PartnerRe Ltd.             1,400         74,900
    St. Paul Companies,
      Inc.(sec.)               6,475        222,351
    Torchmark Corp.              850         32,938
    Travelers Property
      Casualty Corp.
      Cl-A(sec.)               8,747        141,964
    Travelers Property
      Casualty Corp. CL-B      1,535         24,944
    XL Capital Ltd. Cl-A       2,025        166,658
                                        -----------
                                          2,263,610
                                        -----------
  MACHINERY & EQUIPMENT -- 0.3%
    Eaton Corp.                1,250        102,588
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Abbott Laboratories          500         20,315
                                        -----------
  OFFICE EQUIPMENT -- 0.3%
    Pitney Bowes, Inc.         2,400         84,264
                                        -----------
  OIL & GAS -- 10.3%
    Amerada Hess Corp.         3,600        162,540
    ChevronTexaco
      Corp.(sec.)             10,072        632,622
    ConocoPhillips             7,850        394,855
    Exxon Mobil Corp.(sec.)   41,950      1,476,640
    Marathon Oil Corp.         8,400        191,268
    Occidental Petroleum
      Corp.(sec.)              7,900        235,815
    Valero Energy Corp.        4,800        176,400
                                        -----------
                                          3,270,140
                                        -----------
  PAPER & FOREST PRODUCTS -- 1.8%
    Boise Cascade Corp.        3,050         70,059
    Georgia-Pacific Corp.     11,300        174,471

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    MeadWestvaco Corp.         6,445    $   152,038
    Smurfit-Stone Container
      Corp.*(sec.)             3,150         44,321
    Temple-Inland,
      Inc.(sec.)               3,150        142,695
                                        -----------
                                            583,584
                                        -----------
  PHARMACEUTICALS -- 2.5%
    Bristol-Meyers Squibb
      Co.                      4,550        116,207
    Merck & Co., Inc.          7,900        459,622
    Pfizer, Inc.               6,690        205,718
                                        -----------
                                            781,547
                                        -----------
  RAILROADS -- 2.5%
    Burlington Northern
      Santa Fe Corp.           8,225        231,616
    CSX Corp.(sec.)            6,800        217,464
    Norfolk Southern Corp.    10,400        220,584
    Union Pacific Corp.        1,850        110,112
                                        -----------
                                            779,776
                                        -----------
  RESTAURANTS -- 0.5%
    McDonald's Corp.           4,500         76,950
    Wendy's International,
      Inc.                     3,250         94,380
                                        -----------
                                            171,330
                                        -----------
  RETAIL & MERCHANDISING -- 2.5%
    Federated Department
      Stores, Inc.             6,825        208,981
    May Department Stores
      Co.(sec.)                9,175        198,364
    Sears, Roebuck &
      Co.(sec.)                8,275        234,513
    TJX Companies, Inc.        7,250        139,563
                                        -----------
                                            781,421
                                        -----------
  TELECOMMUNICATIONS -- 10.2%
    ADC Telecommunications,
      Inc.*                   33,300         79,520
    AT&T Corp.(sec.)          16,440        280,302
    AT&T Wireless Services,
      Inc.*                   31,500        203,490
    Avaya, Inc.*              20,500         79,950
    BellSouth Corp.           17,500        446,075
    Corning, Inc.*            53,500        289,970
    Nortel Networks Corp.*   115,400        297,732
    Qwest Communications
      International,
      Inc.*(sec.)             30,700        115,739
    SBC Communications,
      Inc.                    24,850        580,496
    Sprint Corp.              17,700        203,727
    Sprint Corp. (PCS
      Group)*                  5,900         20,650
    Tellabs, Inc.*            20,000        123,600
    Verizon Communications,
      Inc.                    13,750        513,975
                                        -----------
                                          3,235,226
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  UTILITIES -- 4.5%
    Alliant Energy Corp.       5,400    $    94,824
    Ameren Corp.(sec.)         3,725        152,651
    American Electric Power
      Co., Inc.(sec.)          4,975        131,241
    CenterPoint Energy,
      Inc.                     4,800         37,920
    Cinergy Corp.(sec.)        5,150        175,821
    CMS Energy Corp.             425          2,648
    Constellation Energy
      Group, Inc.(sec.)        4,800        140,544
    Entergy Corp.              4,400        205,083
    Northeast Utilities
      Co.(sec.)                5,300         79,076
    PPL Corp.                  4,900        177,380
    Reliant Resources,
      Inc.*                    4,000         22,480
    Sempra Energy(sec.)        7,400        198,616
    Wisconsin Energy Corp.       400         10,532
                                        -----------
                                          1,428,816
                                        -----------
TOTAL COMMON STOCK
  (Cost $32,424,662)                     30,536,007
                                        -----------
FOREIGN STOCK -- 0.4%
  AUTOMOTIVE PARTS
    Magna International,
      Inc.
      Cl-A -- (CAD)(sec.)
  (Cost $137,012)              2,200        128,986
                                        -----------
SHORT-TERM INVESTMENTS -- 3.5%
  REGISTERED INVESTMENT
     COMPANIES
    Temporary Investment
      Cash Fund              558,865        558,865
    Temporary Investment
      Fund                   558,864        558,864
                                        -----------
  (Cost $1,117,729)                       1,117,729
                                        -----------
                               PAR
                              (000)
                              -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 25.0%
CERTIFICATES OF DEPOSITS -- 12.2%
    American Express
      Centurion
      1.34%, 01/27/04 [FRN]  $   679        679,304
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]       191        190,648
      1.37%, 01/16/04 [FRN]      253        253,236
    Dresdner Bank
      1.78%, 10/06/03 [FRN]      164        164,248
    Goldman Sachs Group,
      Inc.
      1.30%, 03/08/04 [FRN]       22         21,522
    KBC Bank
      1.26%, 05/01/03            384        384,476

ASAF SANFORD BERNSTEIN CORE VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                               PAR
                              (000)        VALUE
---------------------------------------------------
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03        $ 1,263    $ 1,262,547
    Morgan Stanley
      1.33%, 11/07/03 [FRN]      679        678,653
      1.59%, 11/10/03 [FRN]      228        227,723
                                        -----------
                                          3,862,357
                                        -----------
  COMMERCIAL PAPER -- 5.6%
    Concord Minutemen
      Capital
      1.27%, 05/15/03            770        770,488
    Fairway Finance Corp.
      1.27%, 05/15/03            771        770,997
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03            176        175,508
    Scaldis Capital LLC
      1.27%, 05/15/03             43         43,048
                                        -----------
                                          1,760,041
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
---------------------------------------------------
NON-REGISTERED INVESTMENT COMPANIES -- 7.2%
    Institutional Money
      Market Trust           2,288,750  $ 2,288,750
                                        -----------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $7,911,148)                       7,911,148
                                        -----------
TOTAL INVESTMENTS -- 125.3%
  (Cost $41,590,551)                     39,693,870
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (25.3%)                      (8,010,740)
                                        -----------
NET ASSETS -- 100.0%                    $31,683,130
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE TAX MANAGED FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 98.2%
  ADVERTISING -- 3.5%
    Omnicom Group, Inc.        2,100    $   129,990
    TMP Worldwide, Inc.*       1,700         28,509
    WPP Group PLC [ADR]        2,500         89,150
                                        -----------
                                            247,649
                                        -----------
  AEROSPACE -- 0.4%
    Boeing Co.                 1,000         27,280
                                        -----------
  BEVERAGES -- 2.9%
    Anheuser-Busch
      Companies, Inc.(sec.)      700         34,916
    Coca-Cola Co.              2,700        109,080
    PepsiCo, Inc.              1,500         64,920
                                        -----------
                                            208,916
                                        -----------
  BROADCASTING -- 2.5%
    Clear Channel
      Communications, Inc.*    3,600        140,796
    Univision
      Communications, Inc.
      Cl-A*(sec.)              1,200         36,336
                                        -----------
                                            177,132
                                        -----------
  BUSINESS SERVICES -- 4.2%
    Certegy, Inc.*               800         19,992
    ChoicePoint, Inc.*           800         28,224
    Equifax, Inc.                600         13,914
    First Data Corp.(sec.)     3,600        141,228
    Hudson Highland Group,
      Inc.*                      127          1,884
    Paychex, Inc.              2,200         68,508
    Robert Half
      International, Inc.*     1,500         24,420
                                        -----------
                                            298,170
                                        -----------
  CHEMICALS -- 0.9%
    Ecolab, Inc.                 900         45,981
    Valspar Corp.                400         17,276
                                        -----------
                                             63,257
                                        -----------
  CLOTHING & APPAREL -- 0.6%
    Cintas Corp.                 600         21,540
    Nike, Inc. Cl-B(sec.)        400         21,412
                                        -----------
                                             42,952
                                        -----------
  COMPUTER HARDWARE -- 1.0%
    Dell Computer Corp.*       2,500         72,275
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  COMPUTER SERVICES & SOFTWARE -- 8.0%
    Automatic Data
      Processing, Inc.         1,900    $    63,897
    BMC Software, Inc.*        1,100         16,412
    Cisco Systems, Inc.*       8,600        129,344
    Computer Associates
      International,
      Inc.(sec.)               1,200         19,488
    EMC Corp.*(sec.)           3,200         29,088
    Intuit, Inc.*                700         27,146
    Microsoft Corp.(sec.)      9,000        230,130
    Oracle Corp.*              5,100         60,588
                                        -----------
                                            576,093
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 5.6%
    Avon Products, Inc.          700         40,719
    Colgate-Palmolive
      Co.(sec.)                  600         34,302
    Gillette Co.               1,100         33,495
    Johnson & Johnson Co.      2,400        135,264
    Kimberly-Clark Corp.         500         24,885
    Procter & Gamble Co.       1,100         98,835
    USA Interactive*(sec.)     1,100         32,945
                                        -----------
                                            400,445
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.0%
    General Electric
      Co.(sec.)                7,700        226,765
    Linear Technology
      Corp.                    3,300        113,751
    Molex, Inc.                  900         18,270
                                        -----------
                                            358,786
                                        -----------
  ENTERTAINMENT & LEISURE -- 5.3%
    AOL Time Warner,
      Inc.*(sec.)              5,500         75,240
    Disney, (Walt)
      Co.(sec.)                5,400        100,764
    Harley-Davidson,
      Inc.(sec.)                 500         22,220
    Viacom, Inc.
      Cl-B*(sec.)              4,200        182,322
                                        -----------
                                            380,546
                                        -----------
  FINANCIAL -- BANK & TRUST -- 5.9%
    Bank of New York Co.,
      Inc.                     3,800        100,510
    Northern Trust Corp.       3,500        122,850
    State Street Corp.         3,400        119,102
    Wells Fargo & Co.          1,600         77,216
                                        -----------
                                            419,678
                                        -----------

ASAF T. ROWE PRICE TAX MANAGED FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FINANCIAL SERVICES -- 9.6%
    AMBAC Financial Group,
      Inc.                       500    $    29,175
    American Express
      Co.(sec.)                1,000         37,860
    Citigroup, Inc.            4,200        164,850
    Fannie Mae                 1,900        137,541
    Franklin Resources,
      Inc.                     1,500         52,320
    Freddie Mac                1,600         92,640
    Mellon Financial Corp.     2,000         52,900
    Moody's Corp.                800         38,632
    Schwab, (Charles)
      Corp.                    7,900         68,177
    SLM Corp.                    200         22,400
                                        -----------
                                            696,495
                                        -----------
  FOOD -- 1.4%
    General Mills, Inc.          500         22,555
    SYSCO Corp.(sec.)          1,600         45,968
    Wrigley, (Wm., Jr.)
      Co.                        600         34,026
                                        -----------
                                            102,549
                                        -----------
  HEALTHCARE SERVICES -- 3.1%
    Cardinal Health, Inc.      1,100         60,808
    UnitedHealth Group,
      Inc.(sec.)               1,000         92,130
    WellPoint Health
      Networks, Inc.*(sec.)      900         68,346
                                        -----------
                                            221,284
                                        -----------
  INDUSTRIAL PRODUCTS -- 0.3%
    Illinois Tool Works,
      Inc.                       300         19,194
                                        -----------
  INSURANCE -- 4.2%
    American International
      Group, Inc.(sec.)        3,157        182,948
    Marsh & McLennan
      Companies, Inc.          2,500        119,200
                                        -----------
                                            302,148
                                        -----------
  INTERNET SERVICES -- 0.5%
    eBay, Inc.*(sec.)            400         37,108
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 4.1%
    Abbott Laboratories        1,700         69,071
    Amgen, Inc.*(sec.)         1,600         98,096
    Baxter International,
      Inc.                       700         16,100
    Guidant Corp.                600         23,394
    Medtronic, Inc.(sec.)      1,400         66,836
    Stryker Corp.                300         20,103
                                        -----------
                                            293,600
                                        -----------
  PERSONAL SERVICES -- 1.1%
    Apollo Group, Inc.
      Cl-A*(sec.)                900         48,779
    DeVry, Inc.*               1,200         27,768
                                        -----------
                                             76,547
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  PHARMACEUTICALS -- 9.0%
    AstraZeneca Group PLC
      [ADR]                      300    $    11,961
    GlaxoSmithKline PLC
      [ADR]                    1,700         68,884
    Lilly, (Eli) &
      Co.(sec.)                1,200         76,584
    Merck & Co., Inc.          1,700         98,906
    Pfizer, Inc.               9,500        292,125
    Wyeth                      2,400        104,472
                                        -----------
                                            652,932
                                        -----------
  PRINTING & PUBLISHING -- 0.9%
    McGraw-Hill Companies,
      Inc.                     1,100         64,229
                                        -----------
  RESTAURANTS -- 0.4%
    Starbucks Corp.*           1,100         25,839
                                        -----------
  RETAIL & MERCHANDISING -- 8.6%
    Bed Bath & Beyond,
      Inc.*                      900         35,559
    CVS Corp.                  1,200         29,052
    Dollar General Corp.       3,800         55,252
    Family Dollar Stores,
      Inc.(sec.)               1,500         51,285
    Home Depot, Inc.           3,500         98,455
    Tiffany & Co.(sec.)        1,800         49,932
    Wal-Mart Stores, Inc.      3,600        202,752
    Walgreen Co.               1,800         55,548
    Williams-Sonoma, Inc.*     1,500         38,820
                                        -----------
                                            616,655
                                        -----------
  SEMICONDUCTORS -- 7.7%
    Altera Corp.*(sec.)        4,600         72,726
    Analog Devices, Inc.*      2,200         72,864
    Applied Materials,
      Inc.*(sec.)              2,400         35,040
    Broadcom Corp.
      Cl-A*(sec.)              1,200         21,468
    Intel Corp.                6,200        114,080
    Maxim Integrated
      Products, Inc.           2,700        106,083
    Texas Instruments,
      Inc.                     3,400         62,866
    Xilinx, Inc.*(sec.)        2,600         70,382
                                        -----------
                                            555,509
                                        -----------
  TELECOMMUNICATIONS -- 0.9%
    Nokia Corp. Cl-A [ADR]     1,300         21,541
    Vodafone Group PLC
      [ADR](sec.)              2,000         39,520
                                        -----------
                                             61,061
                                        -----------
  TRANSPORTATION -- 0.6%
    Expeditors
      International of
      Washington, Inc.         1,200         43,631
                                        -----------
TOTAL COMMON STOCK
  (Cost $7,073,796)                       7,041,960
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.6%
  REGISTERED INVESTMENT COMPANIES
    Temporary Investment
      Cash Fund               20,693    $    20,693
    Temporary Investment
      Fund                    20,692         20,692
                                        -----------
  (Cost $41,385)                             41,385
                                        -----------
                               PAR
                              (000)
                              -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 28.8%
  CERTIFICATES OF DEPOSITS -- 12.6%
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]   $    73         73,333
      1.37%, 01/16/04 [FRN]      180        179,962
    Dresdner Bank
      1.78%, 10/06/03 [FRN]       19         19,457
    Goldman Sachs Group,
      Inc.
      1.30%, 03/08/04 [FRN]       48         47,827
    KBC Bank
      1.26%, 05/01/03            109        109,302
    Merrill Lynch & Co.,
      Inc.
      1.48%, 05/01/03             50         49,915
    Morgan Stanley
      1.33%, 11/07/03 [FRN]      378        378,254
    National City Bank
      1.59%, 11/10/03 [FRN]       45         44,591
                                        -----------
                                            902,641
                                        -----------
  COMMERCIAL PAPER -- 7.0%
    Concord Minutemen
      Capital
      1.27%, 05/15/03             17         16,530
    Enterprise Funding
      Corp.
      1.27%, 05/15/03             38         38,426
    Fairway Finance Corp.
      1.27%, 05/15/03             28         27,551
    Lexington Parker
      Capital Corp.
      1.27%, 05/22/03             30         30,198
    Scaldis Capital LLC
      1.27%, 05/15/03             70         69,670
    Sheffield Receivables
      Corp.
      1.27%, 05/20/03            319        318,672
                                        -----------
                                            501,047
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
NON-REGISTERED INVESTMENT COMPANIES -- 9.2%
    Institutional Money
      Market Trust           658,045    $   658,045
                                        -----------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $2,061,733)                       2,061,733
                                        -----------
TOTAL INVESTMENTS -- 127.6%
  (Cost $9,176,914)                       9,145,078
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (27.6%)                (1,975,881)
                                        -----------
NET ASSETS -- 100.0%                    $ 7,169,197
                                        ===========

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

ASAF DEAM LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                                 PAR
                                (000)       VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.9%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.10%, 07/24/03#           $ 30     $   29,922
      1.13%, 07/24/03#            140        139,627
                                          ----------
TOTAL INVESTMENTS -- 12.9%
  (Cost $169,554)                            169,549
OTHER ASSETS LESS LIABILITIES -- 87.1%     1,141,107
                                          ----------
NET ASSETS -- 100.0%                      $1,310,656
                                          ==========

# Securities with an aggregate market value of $169,549 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2003:

                       EXPIRATION   NUMBER OF    UNREALIZED
DESCRIPTION              MONTH      CONTRACTS   APPRECIATION
-----------            ----------   ---------   ------------
E-mini S&P 500 Index     06/03         28         $43,250
                                                  =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

ASAF DEAM LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

----------------------------------------------------
                                 PAR
                                (000)       VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.8%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.13%, 07/24/03#
  (Cost $84,775)                 $85      $   84,773
                                          ----------
TOTAL INVESTMENTS -- 6.8%
  (Cost $84,775)                              84,773
OTHER ASSETS LESS LIABILITIES -- 93.2%     1,157,564
                                          ----------
NET ASSETS -- 100.0%                      $1,242,337
                                          ==========

# Securities with an aggregate market value of $84,773 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2003:

                       EXPIRATION   NUMBER OF    UNREALIZED
DESCRIPTION              MONTH      CONTRACTS   APPRECIATION
-----------            ----------   ---------   ------------
E-mini S&P 500 Index     06/03         26         $92,150
                                                  =======

-------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

DEFINITION OF ABBREVIATIONS AND ANNOTATIONS
--------------------------------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
ADR     --    American Depositary Receipt
ARM     --    Adjustable Rate Mortgage Security
BRB     --    Brady Bond
CVT     --    Convertible Security
FRB     --    Floating Rate Bond(1)
FRN     --    Floating Rate Note(1)
GDR     --    Global Depositary Receipt
IO      --    Interest Only
PO      --    Principle Only
PIK     --    Payment in Kind Security
REIT    --    Real Estate Investment Trust
STEP    --    Stepped Coupon Bond(2)
TBA     --    To be Announced Security
TIPS    --    Treasury Inflation Protection
              Securities
TRAINS  --    Targeted Return Index Securities
TRCRS   --    Traded Custody Receipts
VR      --    Variable Rate Bond(1)
ZCB     --    Zero Coupon Bond
(1) Rates shown for variable and floating rate
    securities are the coupon rates as of April 30,
    2003.
(2) Rates shown are the effective yields at purchase
    date.
COUNTRIES/CURRENCIES:
AUD     --    Australia/Australian Dollar
BMD     --    Bermuda/Bermuda Dollar
CAD     --    Canada/Canadian Dollar
CHF     --    Switzerland/Swiss Franc
DEM     --    Germany/Euro Dollar
DKK     --    Denmark/Danish Krona
EUR     --    Europe/Euro Dollar
FRF     --    France/Euro Dollar
GBP     --    United Kingdom/British Pound
HKD     --    Hong Kong/Hong Kong Dollar
IEP     --    Ireland/Euro Dollar
ISL     --    Israel/Israeli Shekel
JPY     --    Japan/Japanese Yen
NLG     --    Netherlands/Euro Dollar
NZD     --    New Zealand/New Zealand Dollar
SEK     --    Sweden/Swedish Krona
SGD     --    Singapore/Singapore Dollar

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

Unless otherwise noted, all stocks are common stock
*     Non-income producing security.
+     Illiquid security.
++     Maturity date reflects the next interest rate change date.
++++    Defaulted security.
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(sec.)     All or a portion of the security was on loan. (See Note 2)

APRIL 30, 2003 (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    ASAF           ASAF
                                  AMERICAN       AMERICAN        ASAF           ASAF          ASAF
                                   CENTURY       CENTURY         DEAM        FEDERATED      GABELLI
                                INTERNATIONAL   STRATEGIC    INTERNATIONAL   HIGH YIELD    SMALL-CAP
                                   GROWTH        BALANCED       EQUITY          BOND         VALUE
                                    FUND           FUND          FUND           FUND          FUND
                                -------------  ------------  -------------  ------------  ------------
ASSETS:
  Investments in Securities at
    Value (A)
    Including Securities
      Loaned at Value (D)       $ 57,255,473   $153,239,845  $ 43,070,140   $203,741,651  $190,923,561
  Cash                                40,636      1,480,689     6,645,686             --     2,222,318
  Foreign Currency (B)                    --             --            --             --            --
  Receivable For:
    Securities Sold                4,113,563      2,174,584     7,097,563        826,084       527,482
    Dividends and Interest           320,826        478,010       280,050      4,530,725       109,012
    Future Variation Margin               --             --       967,723             --            --
    Fund Shares Sold               1,604,323        146,697        48,757      2,123,364       449,556
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            393             --       544,378             --            --
  Unrealized Appreciation on
    Interest Rate Swap
    Agreements                            --             --            --             --            --
  Receivable from Investment
    Manager                           23,904             --            --             --            --
  Prepaid Expenses                    38,439         30,292        32,766         35,832        26,462
                                ------------   ------------  ------------   ------------  ------------
      Total Assets                63,397,557    157,550,117    58,687,063    211,257,656   194,258,391
                                ------------   ------------  ------------   ------------  ------------
LIABILITIES:
  Cash Overdraft                          --             --            --             --            --
  Written Options Outstanding,
    at Value (C)                          --             --            --             --            --
  Sale Commitments, at Value              --             --            --             --            --
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                         33,873             --       604,402             --            --
  Unrealized Depreciation on
    Interest Rate Swap
    Agreements                            --             --            --             --            --
  Payable to Investment
    Manager                               --         44,005        10,445         65,730        84,995
  Payable Upon Return of
    Securities Lent                       --     19,683,091            --             --    20,494,264
  Payable For:
    Securities Purchased           1,995,740      5,572,563     3,882,815      2,325,661       230,700
    Fund Shares Redeemed           5,321,489        208,201     4,762,349        352,279       571,574
    Futures Variation Margin              --             --            --             --            --
    Distribution Fees                 35,334         94,394        33,871        146,135       118,491
  Accrued Expenses and Other
    Liabilities                      171,870        126,968       109,093        148,682       204,863
  Accrued Dividends                       --             --            --        365,601            --
                                ------------   ------------  ------------   ------------  ------------
      Total Liabilities            7,558,306     25,729,222     9,402,975      3,404,088    21,704,887
                                ------------   ------------  ------------   ------------  ------------
NET ASSETS                      $ 55,839,251   $131,820,895  $ 49,284,088   $207,853,568  $172,553,504
                                ============   ============  ============   ============  ============
COMPONENTS OF NET ASSETS
Capital Stock                   $      9,855   $     12,140  $      6,515   $     29,819  $     16,605
Additional Paid-In Capital        96,544,263    156,625,036   149,438,314    249,463,110   175,823,482
Undistributed Net Investment
  Income (Loss)                     (171,163)       351,402      (177,538)      (413,681)     (861,781)
Accumulated Net Realized Gain
  (Loss) on Investments          (45,244,487)   (30,586,600)  (97,095,492)   (39,080,504)   (5,635,615)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                      4,700,783      5,418,917    (2,887,711)    (2,145,176)    3,210,813
                                ------------   ------------  ------------   ------------  ------------
NET ASSETS                      $ 55,839,251   $131,820,895  $ 49,284,088   $207,853,568  $172,553,504
                                ============   ============  ============   ============  ============
(A) Investments at Cost         $ 52,570,544   $147,939,278  $ 45,907,705   $205,886,827  $187,712,748
                                ============   ============  ============   ============  ============
(B) Foreign Currency at Cost    $         --   $         --  $         --   $         --  $         --
                                ============   ============  ============   ============  ============
(C) Premiums Received for
  Written Options               $         --   $         --  $         --   $         --  $         --
                                ============   ============  ============   ============  ============
(D) Securities Loaned at Value  $         --   $ 19,109,787  $         --   $         --  $ 19,533,600
                                ============   ============  ============   ============  ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------


                                      ASAF          ASAF
                                    AMERICAN      AMERICAN        ASAF           ASAF         ASAF
                                     CENTURY       CENTURY        DEAM        FEDERATED      GABELLI
                                  INTERNATIONAL   STRATEGIC   INTERNATIONAL   HIGH YIELD    SMALL-CAP
                                     GROWTH       BALANCED       EQUITY          BOND         VALUE
                                      FUND          FUND          FUND           FUND         FUND
                                  -------------  -----------  -------------  ------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets             $20,017,438   $30,550,073   $14,472,677   $ 37,547,658  $39,222,184
                                   -----------   -----------   -----------   ------------  -----------
            Shares Outstanding       3,552,483     2,807,202     1,884,252      5,382,455    3,701,467
                                   -----------   -----------   -----------   ------------  -----------
            Net Asset Value and
              Redemption
              Price Per Share      $      5.63   $     10.88   $      7.68   $       6.98  $     10.60
                                   ===========   ===========   ===========   ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)           94 1/4%       94 1/4%       94 1/4%        95 3/4%      94 1/4%
                                   -----------   -----------   -----------   ------------  -----------
            Offering Price
              Per Share*           $      5.97   $     11.54   $      8.15   $       7.29  $     11.25
                                   ===========   ===========   ===========   ============  ===========
  Class B:  Net Assets             $17,800,647   $63,676,882   $20,626,151   $120,072,303  $73,416,645
                                   -----------   -----------   -----------   ------------  -----------
            Shares Outstanding       3,130,241     5,867,036     2,740,903     17,232,113    7,103,063
                                   -----------   -----------   -----------   ------------  -----------
            Net Asset Value,
              Offering and
              Redemption Price
              Per Share            $      5.69   $     10.85   $      7.53   $       6.97  $     10.34
                                   ===========   ===========   ===========   ============  ===========
  Class C:  Net Assets             $13,241,923   $22,417,238   $ 9,139,241   $ 34,995,643  $37,330,408
                                   -----------   -----------   -----------   ------------  -----------
            Shares Outstanding       2,333,623     2,066,419     1,219,038      5,017,053    3,615,773
                                   -----------   -----------   -----------   ------------  -----------
            Net Asset Value and
              Redemption Price
              Per Share            $      5.67   $     10.85   $      7.50   $       6.98  $     10.32
                                   ===========   ===========   ===========   ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)               99%           99%           99%            99%          99%
                                   -----------   -----------   -----------   ------------  -----------
            Offering Price
              Per Share            $      5.73   $     10.96   $      7.58   $       7.05  $     10.42
                                   ===========   ===========   ===========   ============  ===========
  Class X:  Net Assets             $ 4,779,243   $15,176,702   $ 5,046,019   $ 15,237,964  $22,584,267
                                   -----------   -----------   -----------   ------------  -----------
            Shares Outstanding         838,898     1,399,348       671,021      2,187,445    2,184,514
                                   -----------   -----------   -----------   ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share      $      5.70   $     10.85   $      7.52   $       6.97  $     10.34
                                   ===========   ===========   ===========   ============  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2003 (UNAUDITED)
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                     ASAF                                        ASAF
                                    GOLDMAN          ASAF                       PIMCO          ASAF
                                     SACHS         INVESCO         ASAF         TOTAL          PBHG
                                 CONCENTRATED      CAPITAL        MONEY         RETURN       SMALL-CAP
                                    GROWTH          INCOME        MARKET         BOND         GROWTH
                                     FUND            FUND          FUND          FUND          FUND
                                ---------------  ------------  ------------  ------------  -------------
ASSETS:
  Investments in Securities at
    Value (A)
    Including Securities
      Loaned at Value (D)       $   640,082,162  $227,416,094  $374,524,742  $632,819,327  $ 118,128,629
  Cash                                  989,042            --            --            --         64,897
  Foreign Currency (B)                       --            --            --     2,479,459             --
  Receivable For:
    Securities Sold                   7,648,913       483,491            --    30,104,412      2,100,335
    Dividends and Interest              192,434       713,798       285,484     4,438,498         25,713
    Future Variation Margin                  --            --            --            --             --
    Fund Shares Sold                    199,499       106,527     9,094,856     4,806,036         70,856
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                                --            --            --            --             --
  Unrealized Appreciation on
    Interest Rate Swap
    Agreements                               --            --            --       119,532             --
  Receivable from Investment
    Manager                                  --            --            --            --             --
  Prepaid Expenses                       23,840        29,993        11,699        58,611         26,668
                                ---------------  ------------  ------------  ------------  -------------
      Total Assets                  649,135,890   228,749,903   383,916,781   674,825,875    120,417,098
                                ---------------  ------------  ------------  ------------  -------------
LIABILITIES:
  Cash Overdraft                             --            --       790,084     3,150,739             --
  Written Options Outstanding,
    at Value (C)                             --            --            --     2,084,235             --
  Sale Commitments, at Value                 --            --            --    14,455,000             --
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                                --            --            --       108,272             --
  Unrealized Depreciation on
    Interest Rate Swap
    Agreements                               --            --            --        33,715             --
  Payable to Investment
    Manager                             226,740        70,380       124,601       193,028         40,488
  Payable Upon Return of
    Securities Lent                 133,791,988    37,969,121            --            --     22,912,702
  Payable For:
    Securities Purchased              1,533,503       119,028            --    67,995,100      1,445,411
    Fund Shares Redeemed              1,331,252       310,869     2,967,252     3,276,722      1,195,927
    Futures Variation Margin                 --            --            --       718,244             --
    Distribution Fees                   361,728       137,426       265,058       425,045         89,391
    Accrued Expenses and Other
      Liabilities                       864,490       178,945        18,669       264,315        148,683
  Accrued Dividends                          --            --         2,744     1,167,169             --
                                ---------------  ------------  ------------  ------------  -------------
      Total Liabilities             138,109,701    38,785,769     4,168,408    93,871,584     25,832,602
                                ---------------  ------------  ------------  ------------  -------------
NET ASSETS                      $   511,026,189  $189,964,134  $379,748,373  $580,954,291  $  94,584,496
                                ===============  ============  ============  ============  =============
COMPONENTS OF NET ASSETS
Capital Stock                   $        57,855  $     17,654  $    379,750  $     53,493  $      11,273
Additional Paid-In Capital        1,562,586,434   248,316,808   379,368,474   561,429,132    237,834,349
Undistributed Net Investment
  Income (Loss)                      (3,502,669)      371,453            --      (611,035)      (766,264)
Accumulated Net Realized Gain
  (Loss) on Investments          (1,030,563,171)  (54,762,862)          149     8,583,520   (153,107,266)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                       (17,552,260)   (3,978,919)           --    11,499,181     10,612,404
                                ---------------  ------------  ------------  ------------  -------------
NET ASSETS                      $   511,026,189  $189,964,134  $379,748,373  $580,954,291  $  94,584,496
                                ===============  ============  ============  ============  =============
(A) Investments at Cost         $   657,634,422  $231,395,013  $374,524,742  $622,203,344  $ 107,516,225
                                ===============  ============  ============  ============  =============
(B) Foreign Currency at Cost    $            --  $         --  $         --  $  2,297,480  $          --
                                ===============  ============  ============  ============  =============
(C) Premiums Received for
  Written Options               $            --  $         --  $         --  $  2,302,322  $          --
                                ===============  ============  ============  ============  =============
(D) Securities Loaned at Value  $   127,904,855  $ 37,029,954  $         --  $         --  $  22,011,009
                                ===============  ============  ============  ============  =============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------



                                                                               ASAF
                                      ASAF         ASAF                       PIMCO         ASAF
                                    GOLDMAN       INVESCO        ASAF         TOTAL         PBHG
                                     SACHS        CAPITAL       MONEY         RETURN      SMALL-CAP
                                     GROWTH       INCOME        MARKET         BOND        GROWTH
                                      FUND         FUND          FUND          FUND         FUND
                                  ------------  -----------  ------------  ------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $ 99,807,819  $36,956,376  $135,035,237  $128,212,042  $21,035,462
                                  ------------  -----------  ------------  ------------  -----------
            Shares Outstanding      10,104,000   3,440,229   135,033,650     11,711,571    2,453,715
                                  ------------  -----------  ------------  ------------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $       9.88  $    10.74   $      1.00   $      10.95  $      8.57
                                  ============  ===========  ============  ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)           94 1/4%     94 1/4%          100%        95 3/4%      94 1/4%
                                  ------------  -----------  ------------  ------------  -----------
            Offering Price
              Per Share*          $      10.48  $    11.40   $      1.00   $      11.44  $      9.09
                                  ============  ===========  ============  ============  ===========
  Class B:  Net Assets            $278,006,377  $89,520,122  $153,107,472  $297,852,224  $44,664,989
                                  ------------  -----------  ------------  ------------  -----------
            Shares Outstanding      32,267,891   8,313,932   153,111,673     27,483,500    5,356,867
                                  ------------  -----------  ------------  ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $       8.62  $    10.77   $      1.00   $      10.84  $      8.34
                                  ============  ===========  ============  ============  ===========
  Class C:  Net Assets            $ 87,771,472  $38,029,490  $60,269,262   $109,372,730  $18,416,471
                                  ------------  -----------  ------------  ------------  -----------
            Shares Outstanding      10,216,303   3,533,330    60,268,278     10,101,388    2,207,440
                                  ------------  -----------  ------------  ------------  -----------
            Net Asset Value and
              Redemption Price
              Per Share           $       8.59  $    10.76   $      1.00   $      10.83  $      8.34
                                  ============  ===========  ============  ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)               99%         99%           99%            99%          99%
                                  ------------  -----------  ------------  ------------  -----------
            Offering Price Per
              Share               $       8.68  $    10.87   $      1.01   $      10.94  $      8.42
                                  ============  ===========  ============  ============  ===========
  Class X:  Net Assets            $ 45,440,521  $25,458,146  $31,336,402   $ 45,517,295  $10,467,574
                                  ------------  -----------  ------------  ------------  -----------
            Shares Outstanding       5,266,995   2,366,681    31,335,950      4,196,113    1,255,087
                                  ------------  -----------  ------------  ------------  -----------
            Net Asset Value,
              Offering and
              Redemption Price
              Per Share           $       8.63  $    10.76   $      1.00   $      10.85  $      8.34
                                  ============  ===========  ============  ============  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2003 (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                  ASAF          ASAF                          ASAF
                                                ALLIANCE       WILLIAM         ASAF         NEUBERGER
                                    ASAF         GROWTH         BLAIR         MARSICO        BERMAN
                                  ALLIANCE        AND       INTERNATIONAL     CAPITAL        MID-CAP
                                   GROWTH        INCOME        GROWTH         GROWTH         GROWTH
                                    FUND          FUND          FUND           FUND           FUND
                                ------------  ------------  -------------  -------------  -------------
ASSETS:
  Investments in Securities at
    Value (A)
    Including Securities
      Loaned at Value (D)       $87,852,542   $255,443,070  $121,109,523   $ 660,181,484  $ 190,150,206
  Cash                                   --             --    10,247,534              --             --
  Foreign Currency (B)                   --             --     1,494,019              --             --
  Receivable For:
    Securities Sold                 400,735      1,168,883     1,526,636       3,073,990      2,267,767
    Dividends and Interest           11,623        161,324       804,330         245,859         28,471
    Future Variation Margin              --             --            --              --             --
    Fund Shares Sold                 36,490         65,055        63,680         488,753        208,090
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            --             --            --              --             --
  Unrealized Appreciation on
    Interest Rate Swap
    Agreements                           --             --            --              --             --
  Receivable from Investment
    Manager                              --             --            --              --             --
  Prepaid Expenses                   27,138         27,663        25,047          18,199         15,502
                                ------------  ------------  -------------  -------------  -------------
      Total Assets               88,328,528    256,865,995   135,270,769     664,008,285    192,670,036
                                ------------  ------------  -------------  -------------  -------------
LIABILITIES:
  Cash Overdraft                     28,906             --            --               1             --
  Written Options Outstanding,
    at Value (C)                         --             --            --              --             --
  Sale Commitments, at Value             --             --            --              --             --
  Unrealized Depreciation on
    Foreign
    Currency Exchange
      Contracts                          --             --            --              --             --
  Unrealized Depreciation on
    Interest Rate Swap
    Agreements                           --             --            --              --             --
  Payable to Investment
    Manager                          45,190         76,766        83,688         311,620         69,626
  Payable Upon Return of
    Securities Lent              11,756,199     34,350,363            --      99,150,603     50,229,254
  Payable For:
    Securities Purchased            245,529        304,311     4,229,089              --      1,860,423
    Fund Shares Redeemed            142,581             --       807,626         858,873        378,550
    Futures Variation Margin             --        156,510            --              --             --
    Distribution Fees                53,657             --        91,391         404,419         96,437
  Accrued Expenses and Other
    Liabilities                     119,323        239,728       239,607         528,691        249,843
  Accrued Dividends                      --             --            --              --             --
                                ------------  ------------  -------------  -------------  -------------
      Total Liabilities          12,391,385     35,127,678     5,451,401     101,254,207     52,884,133
                                ------------  ------------  -------------  -------------  -------------
NET ASSETS                      $75,937,143   $221,738,317  $129,819,368   $ 562,754,078  $ 139,785,903
                                ============  ============  =============  =============  =============
COMPONENTS OF NET ASSETS
Capital Stock                   $     9,920   $     21,593  $     16,170   $      54,248  $      13,191
Additional Paid-In Capital      163,546,705    294,915,737   317,402,519     790,775,027    333,739,877
Undistributed Net Investment
  Income (Loss)                    (436,169)       (60,734)     (276,357)     (4,131,511)    (1,411,466)
Accumulated Net Realized Gain
  (Loss) on Investments         (86,464,867)   (79,938,162) (192,920,006)   (281,138,468)  (210,706,038)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                      (718,446)     6,799,883     5,597,042      57,194,782     18,150,339
                                ------------  ------------  -------------  -------------  -------------
NET ASSETS                      $75,937,143   $221,738,317  $129,819,368   $ 562,754,078  $ 139,785,903
                                ============  ============  =============  =============  =============
(A) Investments at Cost         $88,570,988   $248,643,187  $115,538,816   $ 602,993,480  $ 171,999,867
                                ============  ============  =============  =============  =============
(B) Foreign Currency at Cost    $        --   $         --  $  1,500,000   $          --  $          --
                                ============  ============  =============  =============  =============
(C) Premiums Received for
  Written Options               $        --   $         --  $         --   $          --  $          --
                                ============  ============  =============  =============  =============
(D) Securities Loaned at Value  $11,432,660   $ 32,889,208  $         --   $  95,888,463  $  48,506,241
                                ============  ============  =============  =============  =============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------



                                                   ASAF          ASAF                        ASAF
                                                 ALLIANCE       WILLIAM         ASAF       NEUBERGER
                                     ASAF         GROWTH         BLAIR        MARSICO       BERMAN
                                   ALLIANCE        AND       INTERNATIONAL    CAPITAL       MID-CAP
                                    GROWTH        INCOME        GROWTH         GROWTH       GROWTH
                                     FUND          FUND          FUND           FUND         FUND
                                  -----------  ------------  -------------  ------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $17,981,786  $ 47,500,447   $29,677,570   $117,331,085  $35,066,975
                                  -----------  ------------   -----------   ------------  -----------
            Shares Outstanding     2,301,813      4,637,560     3,641,721    11,101,864     3,250,785
                                  -----------  ------------   -----------   ------------  -----------
            Net Asset Value and
              Redemption Price
              Per Share           $     7.81   $      10.24   $      8.15   $     10.57   $     10.79
                                  ===========  ============   ===========   ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)         94 1/4%        94 1/4%       94 1/4%       94 1/4%       94 1/4%
                                  -----------  ------------   -----------   ------------  -----------
            Offering Price
              Per Share*          $     8.29   $      10.86   $      8.65   $     11.21   $     11.45
                                  ===========  ============   ===========   ============  ===========
  Class B:  Net Assets            $32,891,097  $101,549,415   $55,866,518   $261,265,154  $65,872,129
                                  -----------  ------------   -----------   ------------  -----------
            Shares Outstanding     4,318,789     10,098,525     6,993,180    25,294,612     6,252,892
                                  -----------  ------------   -----------   ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     7.62   $      10.06   $      7.99   $     10.33   $     10.53
                                  ===========  ============   ===========   ============  ===========
  Class C:  Net Assets            $15,636,606  $ 47,699,691   $28,158,039   $141,969,268  $25,973,781
                                  -----------  ------------   -----------   ------------  -----------
            Shares Outstanding     2,059,056      4,747,508     3,517,711    13,760,037     2,465,002
                                  -----------  ------------   -----------   ------------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $     7.59   $      10.05   $      8.00   $     10.32   $     10.54
                                  ===========  ============   ===========   ============  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)             99%            99%           99%           99%           99%
                                  -----------  ------------   -----------   ------------  -----------
            Offering Price
              Per Share           $     7.67   $      10.15   $      8.08   $     10.42   $     10.65
                                  ===========  ============   ===========   ============  ===========
  Class X:  Net Assets            $9,427,654   $ 24,988,764   $16,117,241   $42,188,571   $12,873,018
                                  -----------  ------------   -----------   ------------  -----------
            Shares Outstanding     1,240,007      2,488,805     2,017,246     4,091,809     1,222,744
                                  -----------  ------------   -----------   ------------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     7.60   $      10.04   $      7.99   $     10.31   $     10.53
                                  ===========  ============   ===========   ============  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2003 (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    ASAF          ASAF          ASAF
                                 NEUBERGER        MFS         SANFORD         ASAF           ASAF
                                   BERMAN        GROWTH      BERNSTEIN       STRONG          DEAM
                                  MID-CAP         WITH        MANAGED     INTERNATIONAL   SMALL-CAP
                                   VALUE         INCOME      INDEX 500       EQUITY         GROWTH
                                    FUND          FUND          FUND          FUND           FUND
                                ------------  ------------  ------------  -------------  ------------
ASSETS:
  Investments in Securities at
    Value (A)
    Including Securities
      Loaned at Value (D)       $210,046,804  $ 43,445,327  $155,608,337  $ 39,198,720   $ 43,328,337
  Cash                             1,523,129             4             1     5,210,385      1,199,669
  Foreign Currency (B)                    --            --            --            --             --
  Receivable For:
    Securities Sold                  504,655       540,721            --            --             --
    Dividends and Interest            81,172        36,677       124,473       223,644         13,354
    Future Variation Margin               --            --            --            --          9,450
    Fund Shares Sold                 235,378        71,239       643,002        54,581        113,596
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                             --            --            --            --             --
  Unrealized Appreciation on
    Interest Rate Swap
    Agreements                            --            --            --            --             --
  Receivable from Investment
    Manager                               --            --            --            --             --
  Prepaid Expenses                    25,601        17,739        24,620        29,708         33,964
                                ------------  ------------  ------------  ------------   ------------
      Total Assets               212,416,739    44,111,707   156,400,433    44,717,038     44,698,370
                                ------------  ------------  ------------  ------------   ------------
LIABILITIES:
  Cash Overdraft                          --            --            --            --             --
  Written Options Outstanding,
    at Value (C)                          --            --            --            --             --
  Sale Commitments, at Value              --            --            --            --             --
  Unrealized Depreciation on
    Foreign
    Currency Exchange
      Contracts                           --            69            --            --             --
  Unrealized Depreciation on
    Interest Rate Swap
    Agreements                            --            --            --            --             --
  Payable to Investment
    Manager                          100,766        14,193        28,623        18,563         19,232
  Payable Upon Return of
    Securities Lent               28,218,663     7,029,183    24,139,763            --      6,534,060
  Payable For:
    Securities Purchased             542,045       341,426            --            --             --
    Fund Shares Redeemed             258,857       157,406       621,159     1,948,509         66,016
    Futures Variation Margin              --            --            --            --             --
    Distribution Fees                127,894        25,302        93,869        27,907         25,157
    Accrued Expenses and Other
      Liabilities                    183,181        51,034       101,416        75,824         90,767
    Accrued Dividends                     --            --            --            --             --
                                ------------  ------------  ------------  ------------   ------------
      Total Liabilities           29,431,406     7,618,613    24,984,830     2,070,803      6,735,232
                                ------------  ------------  ------------  ------------   ------------
NET ASSETS                      $182,985,333  $ 36,493,094  $131,415,603  $ 42,646,235   $ 37,963,138
                                ============  ============  ============  ============   ============
COMPONENTS OF NET ASSETS
Capital Stock                   $     13,665  $      5,261  $     18,362  $      8,506   $     10,157
Additional Paid-In Capital       187,373,621    53,953,598   175,753,055    74,380,641     85,132,599
Undistributed Net Investment
  Income (Loss)                     (912,909)      (78,330)       43,637      (100,062)      (286,608)
Accumulated Net Realized Gain
  (Loss) on Investments           (5,730,473)  (17,936,172)  (28,561,074)  (31,534,634)   (49,995,181)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                      2,241,429       548,737   (15,838,377)     (108,216)     3,102,171
                                ------------  ------------  ------------  ------------   ------------
NET ASSETS                      $182,985,333  $ 36,493,094  $131,415,603  $ 42,646,235   $ 37,963,138
                                ============  ============  ============  ============   ============
(A) Investments at Cost         $207,805,375  $ 42,896,290  $171,446,714  $ 39,315,191   $ 40,299,305
                                ============  ============  ============  ============   ============
(B) Foreign Currency at Cost    $         --  $         --  $         --  $         --   $         --
                                ============  ============  ============  ============   ============
(C) Premiums Received for
  Written Options               $         --  $         --  $         --  $         --   $         --
                                ============  ============  ============  ============   ============
(D) Securities Loaned at Value  $ 27,044,760  $  6,817,564  $ 23,385,323  $         --   $  6,304,729
                                ============  ============  ============  ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                     ASAF         ASAF         ASAF
                                   NEUBERGER       MFS        SANFORD        ASAF          ASAF
                                    BERMAN       GROWTH      BERNSTEIN      STRONG         DEAM
                                    MID-CAP       WITH        MANAGED    INTERNATIONAL   SMALL-CAP
                                     VALUE       INCOME      INDEX 500      EQUITY        GROWTH
                                     FUND         FUND         FUND          FUND          FUND
                                  -----------  -----------  -----------  -------------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $44,410,445  $ 9,606,809  $27,221,595   $15,347,232   $11,221,488
                                  -----------  -----------  -----------   -----------   -----------
            Shares Outstanding      3,263,535    1,367,652    3,752,407     3,025,740     2,969,336
                                  -----------  -----------  -----------   -----------   -----------
            Net Asset Value and
              Redemption
              Price Per Share     $     13.61  $      7.02  $      7.25   $      5.07   $      3.78
                                  ===========  ===========  ===========   ===========   ===========
              Divided by
                (1 -- Maximum
                Sales Charge)          94 1/4%      94 1/4%      94 1/4%       94 1/4%       94 1/4%
                                  -----------  -----------  -----------   -----------   -----------
            Offering Price
              Per Share*          $     14.44  $      7.45  $      7.69   $      5.38   $      4.01
                                  ===========  ===========  ===========   ===========   ===========
  Class B:  Net Assets            $87,030,737  $16,928,607  $64,857,371   $14,652,574   $15,681,051
                                  -----------  -----------  -----------   -----------   -----------
            Shares Outstanding      6,531,330    2,450,501    9,093,149     2,937,228     4,217,034
                                  -----------  -----------  -----------   -----------   -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     13.33  $      6.91  $      7.13   $      4.99   $      3.72
                                  ===========  ===========  ===========   ===========   ===========
  Class C:  Net Assets            $34,961,172  $ 7,285,669  $32,321,771   $ 9,073,674   $ 8,305,648
                                  -----------  -----------  -----------   -----------   -----------
            Shares Outstanding      2,623,202    1,055,310    4,531,560     1,826,761     2,231,821
                                  -----------  -----------  -----------   -----------   -----------
            Net Asset Value and
              Redemption Price
              Per Share           $     13.33  $      6.90  $      7.13   $      4.97   $      3.72
                                  ===========  ===========  ===========   ===========   ===========
              Divided by
                (1 -- Maximum
                Sales Charge)              99%          99%          99%           99%           99%
                                  -----------  -----------  -----------   -----------   -----------
            Offering Price
              Per Share           $     13.46  $      6.97  $      7.20   $      5.02   $      3.76
                                  ===========  ===========  ===========   ===========   ===========
  Class X:  Net Assets            $16,582,979  $ 2,672,009  $ 7,014,866   $ 3,572,755   $ 2,754,951
                                  -----------  -----------  -----------   -----------   -----------
            Shares Outstanding      1,247,034      387,161      984,955       715,785       739,265
                                  -----------  -----------  -----------   -----------   -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     13.30  $      6.90  $      7.12   $      4.99   $      3.73
                                  ===========  ===========  ===========   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2003 (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                ASAF
                                    ASAF          ASAF        GOLDMAN                       ASAF
                                   ALGER        GABELLI        SACHS          ASAF        PROFUND
                                  ALL-CAP       ALL-CAP       MID-CAP       INVESCO       MANAGED
                                   GROWTH        VALUE         GROWTH      TECHNOLOGY       OTC
                                    FUND          FUND          FUND          FUND          FUND
                                ------------  ------------  ------------  ------------  ------------
ASSETS:
  Investments in Securities at
    Value (A)
    Including Securities
      Loaned at Value (D)       $ 33,317,790  $ 84,270,288  $ 27,625,375  $ 24,001,382  $ 38,117,651
  Cash                                    --            --       550,653            --     3,675,408
  Foreign Currency (B)                    --            --            --            --            --
  Receivable For:
    Securities Sold                  307,592       235,411       326,700       155,733         2,797
    Dividends and Interest             4,974        87,876         1,013         2,769         4,039
    Future Variation Margin               --            --            --            --            --
    Fund Shares Sold                  41,806        48,817       290,038        96,512        95,059
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                             --            --            --            --            --
  Unrealized Appreciation on
    Interest Rate Swap
    Agreements                            --            --            --            --            --
  Receivable from Investment
    Manager                               --            --            --            --            --
  Prepaid Expenses                    21,926        21,867        22,775        21,556        23,588
                                ------------  ------------  ------------  ------------  ------------
      Total Assets                33,694,088    84,664,259    28,816,554    24,277,952    41,918,542
                                ------------  ------------  ------------  ------------  ------------
LIABILITIES:
  Cash Overdraft                          --            --            --         5,548            --
  Written Options Outstanding,
    at Value (C)                          --            --            --        10,865            --
  Sale Commitments, at Value              --            --            --            --            --
  Unrealized Depreciation on
    Foreign
    Currency Exchange
      Contracts                           --            --            --            --            --
  Unrealized Depreciation on
    Interest Rate Swap
    Agreements                            --            --            --            --            --
  Payable to Investment
    Manager                            6,409        27,999           886         1,231         4,540
  Payable Upon Return of
    Securities Lent                7,032,676    18,152,568     8,430,543     6,535,810    10,774,193
  Payable For:
    Securities Purchased             212,293       107,077       157,051       186,814       476,341
    Fund Shares Redeemed              62,156        69,438        15,836         8,854        31,389
    Futures Variation Margin              --            --            --            --       102,000
    Distribution Fees                 18,280        44,215        13,112        11,971        20,868
    Accrued Expenses and Other
      Liabilities                     56,935        83,446        52,657        67,740        57,659
    Accrued Dividends                     --            --            --            --            --
                                ------------  ------------  ------------  ------------  ------------
      Total Liabilities            7,388,749    18,484,743     8,670,085     6,828,833    11,466,990
                                ------------  ------------  ------------  ------------  ------------
NET ASSETS                      $ 26,305,339  $ 66,179,516  $ 20,146,469  $ 17,449,119  $ 30,451,552
                                ============  ============  ============  ============  ============
COMPONENTS OF NET ASSETS
Capital Stock                   $      5,114  $      7,957  $      6,316  $      8,406  $     16,799
Additional Paid-In Capital        44,278,106    84,979,854    45,670,265    62,056,316    79,356,398
Undistributed Net Investment
  Income (Loss)                     (203,392)     (113,773)     (139,870)     (154,369)     (255,592)
Accumulated Net Realized Gain
  (Loss) on Investments          (20,109,469)   (9,405,818)  (26,278,138)  (43,233,875)  (44,772,939)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                      2,334,980    (9,288,704)      887,896    (1,227,359)   (3,893,114)
                                ------------  ------------  ------------  ------------  ------------
NET ASSETS                      $ 26,305,339  $ 66,179,516  $ 20,146,469  $ 17,449,119  $ 30,451,552
                                ============  ============  ============  ============  ============
(A) Investments at Cost         $ 30,982,810  $ 93,558,992  $ 26,737,479  $ 25,227,379  $ 43,023,444
                                ============  ============  ============  ============  ============
(B) Foreign Currency at Cost    $         --  $         --  $         --  $         --  $         --
                                ============  ============  ============  ============  ============
(C) Premiums Received for
  Written Options               $         --  $         --  $         --  $      9,503  $         --
                                ============  ============  ============  ============  ============
(D) Securities Loaned at Value  $  6,722,585  $ 17,380,641  $  8,143,349  $  6,172,191  $ 10,270,830
                                ============  ============  ============  ============  ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                               ASAF
                                     ASAF         ASAF       GOLDMAN                   ASAF
                                     ALGER       GABELLI      SACHS        ASAF       PROFUND
                                    ALL-CAP      ALL-CAP     MID-CAP     INVESCO      MANAGED
                                    GROWTH        VALUE       GROWTH    TECHNOLOGY      OTC
                                     FUND         FUND         FUND        FUND        FUND
                                  -----------  -----------  ----------  ----------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $ 6,506,185  $19,451,138  $6,431,395  $5,161,029  $ 6,196,403
                                  -----------  -----------  ----------  ----------  -----------
            Shares Outstanding      1,254,652    2,318,314   2,000,144  2,452,698     3,396,983
                                  -----------  -----------  ----------  ----------  -----------
            Net Asset Value and
              Redemption Price
              Per Share           $      5.19  $      8.39  $     3.22  $    2.10   $      1.82
                                  ===========  ===========  ==========  ==========  ===========
              Divided by
                (1 - Maximum
                Sales Charge)          94 1/4%      94 1/4%     94 1/4%    94 1/4%       94 1/4%
                                  -----------  -----------  ----------  ----------  -----------
            Offering Price
              Per Share*          $      5.51  $      8.90  $     3.42  $    2.23   $      1.93
                                  -----------  -----------  ----------  ----------  -----------
  Class B:  Net Assets            $10,169,807  $27,519,711  $7,275,826  $6,456,046  $13,503,460
                                  -----------  -----------  ----------  ----------  -----------
            Shares Outstanding      1,982,817    3,320,416   2,288,005  3,135,791     7,452,425
                                  -----------  -----------  ----------  ----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $      5.13  $      8.29  $     3.18  $    2.06   $      1.81
                                  ===========  ===========  ==========  ==========  ===========
  Class C:  Net Assets            $ 7,813,465  $15,313,925  $5,418,325  $4,755,006  $ 9,669,992
                                  -----------  -----------  ----------  ----------  -----------
            Shares Outstanding      1,521,901    1,848,097   1,705,988  2,298,352     5,353,264
                                  -----------  -----------  ----------  ----------  -----------
            Net Asset Value and
              Redemption
              Price Per Share     $      5.13  $      8.29  $     3.18  $    2.07   $      1.81
                                  ===========  ===========  ==========  ==========  ===========
              Divided by
                (1 - Maximum
                Sales Charge)              99%          99%         99%        99%           99%
                                  -----------  -----------  ----------  ----------  -----------
            Offering Price
              Per Share           $      5.18  $      8.37  $     3.21  $    2.09   $      1.83
                                  ===========  ===========  ==========  ==========  ===========
  Class X:  Net Assets            $ 1,815,882  $ 3,894,742  $1,020,923  $1,077,038  $ 1,081,697
                                  -----------  -----------  ----------  ----------  -----------
            Shares Outstanding        354,316      470,087     321,827    519,631       596,697
                                  -----------  -----------  ----------  ----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $      5.13  $      8.29  $     3.17  $    2.07   $      1.81
                                  ===========  ===========  ==========  ==========  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2003 (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                   ASAF                      ASAF         ASAF
                                 ALLIANCE/      ASAF        SANFORD     T. ROWE       ASAF        ASAF
                                 BERNSTEIN     INVESCO     BERNSTEIN     PRICE        DEAM        DEAM
                                  GROWTH       HEALTH        CORE         TAX      LARGE-CAP   LARGE-CAP
                                  +VALUE      SCIENCES       VALUE      MANAGED      GROWTH      VALUE
                                   FUND         FUND         FUND         FUND        FUND        FUND
                                -----------  -----------  -----------  ----------  ----------  ----------
ASSETS:
  Investments in Securities at
    Value (A)
    Including Securities
      Loaned at Value (D)       $16,085,310  $20,873,618  $39,693,870  $9,145,078  $  169,549  $   84,773
  Cash                                   --      317,840           --          --   1,110,289   1,130,743
  Foreign Currency (B)                   --           --           --          --          --          --
  Receivable For:
    Securities Sold                      --           --       25,202          --       3,570          --
    Dividends and Interest           10,171       16,053       45,901       4,764         685         404
    Future Variation Margin              --           --           --          --          --          --
    Fund Shares Sold                 54,017       19,254      100,509      71,539       7,939      10,391
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            --           --           --          --          --          --
  Unrealized Appreciation on
    Interest Rate Swap
    Agreements                           --           --           --          --          --          --
  Receivable from Investment
    Manager                           3,579        3,673           --       6,542      14,408      13,521
  Prepaid Expenses                   28,760       28,934       33,766      29,947      24,418      22,670
                                -----------  -----------  -----------  ----------  ----------  ----------
      Total Assets               16,181,837   21,259,372   39,899,248   9,257,870   1,330,858   1,262,502
                                -----------  -----------  -----------  ----------  ----------  ----------
LIABILITIES:
  Cash Overdraft                         --           --           --          --          --          --
  Written Options Outstanding,
    at Value (C)                         --           --           --          --          --          --
  Sale Commitments, at Value             --           --           --          --          --          --
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                            --           --           --          --          --          --
  Unrealized Depreciation on
    Interest Rate Swap
    Agreements                           --           --           --          --          --          --
  Payable to Investment
    Manager                              --           --       10,798          --          --          --
  Payable Upon Return of
    Securities Lent               4,036,255    5,141,100    7,911,148   2,061,733          --          --
  Payable For:
    Securities Purchased            167,857       71,124      178,727          --          --          --
    Fund Shares Redeemed                 40       27,817       59,525          72          --          --
    Futures Variation Margin             --           --           --          --          --          --
    Distribution Fees                 8,217       10,980       22,339       5,118       1,365         852
    Accrued Expenses and Other
      Liabilities                    29,314       35,276       33,581      21,750      18,837      19,313
    Accrued Dividends                    --           --           --          --          --          --
                                -----------  -----------  -----------  ----------  ----------  ----------
      Total Liabilities           4,241,683    5,286,297    8,216,118   2,088,673      20,202      20,165
                                -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS                      $11,940,154  $15,973,075  $31,683,130  $7,169,197  $1,310,656  $1,242,337
                                ===========  ===========  ===========  ==========  ==========  ==========
COMPONENTS OF NET ASSETS
Capital Stock                   $     1,457  $     1,689  $     3,382  $      886  $      156  $      149
Additional Paid-In Capital       15,148,299   19,048,409   34,229,974   8,181,913   1,296,956   1,302,413
Undistributed Net Investment
  Income (Loss)                     (17,329)    (101,838)      45,260     (32,675)     (9,411)     (7,677)
Accumulated Net Realized Gain
  (Loss) on Investments          (1,968,461)  (4,665,563)    (698,805)   (949,091)    (20,290)   (144,695)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                    (1,223,812)   1,690,378   (1,896,681)    (31,836)     43,245      92,147
                                -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS                      $11,940,154  $15,973,075  $31,683,130  $7,169,197  $1,310,656  $1,242,337
                                ===========  ===========  ===========  ==========  ==========  ==========
(A) Investments at Cost         $17,309,121  $19,183,341  $41,590,551  $9,176,914  $  169,554  $   84,775
                                ===========  ===========  ===========  ==========  ==========  ==========
(B) Foreign Currency at Cost    $        --  $        --  $        --  $       --  $       --  $       --
                                ===========  ===========  ===========  ==========  ==========  ==========
(C) Premiums Received for
  Written Options               $        --  $        --  $        --  $       --  $       --  $       --
                                ===========  ===========  ===========  ==========  ==========  ==========
(D) Securities Loaned at Value  $ 3,914,412  $ 4,944,472  $ 7,619,255  $1,992,865  $       --  $       --
                                ===========  ===========  ===========  ==========  ==========  ==========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                     ASAF                    ASAF         ASAF
                                  ALLIANCE/      ASAF       SANFORD     T. ROWE      ASAF       ASAF
                                  BERNSTEIN    INVESCO     BERNSTEIN     PRICE       DEAM       DEAM
                                   GROWTH +     HEALTH       CORE         TAX      LARGE-CAP  LARGE-CAP
                                    VALUE      SCIENCES      VALUE      MANAGED     GROWTH      VALUE
                                     FUND        FUND        FUND         FUND       FUND       FUND
                                  ----------  ----------  -----------  ----------  ---------  ---------
NET ASSET VALUE:
  Class A:  Net Assets            $2,972,611  $4,381,062  $ 6,297,272  $1,136,551  $296,336   $201,860
                                  ----------  ----------  -----------  ----------  --------   --------
            Shares Outstanding       359,574     459,864      671,302     139,291    35,028     24,205
                                  ----------  ----------  -----------  ----------  --------   --------
            Net Asset Value and
              Redemption Price
              Per Share           $     8.27  $     9.53  $      9.38  $     8.16  $   8.46   $   8.34
                                  ==========  ==========  ===========  ==========  ========   ========
              Divided by
                (1 - Maximum
                Sales Charge)         94 1/4%     94 1/4%      94 1/4%     94 1/4%   94 1/4%    94 1/4%
                                  ----------  ----------  -----------  ----------  --------   --------
            Offering Price
              Per Share*          $     8.77  $    10.11  $      9.95  $     8.66  $   8.98   $   8.85
                                  ==========  ==========  ===========  ==========  ========   ========
  Class B:  Net Assets            $5,309,705  $6,004,022  $11,790,526  $2,127,725  $362,397   $594,711
                                  ----------  ----------  -----------  ----------  --------   --------
            Shares Outstanding       649,691     637,271    1,258,518     263,683    43,117     71,514
                                  ----------  ----------  -----------  ----------  --------   --------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     8.17  $     9.42  $      9.37  $     8.07  $   8.40   $   8.32
                                  ==========  ==========  ===========  ==========  ========   ========
  Class C:  Net Assets            $2,368,121  $3,964,916  $11,277,889  $3,830,523  $579,457   $366,796
                                  ----------  ----------  -----------  ----------  --------   --------
            Shares Outstanding       289,733     419,772    1,204,389     474,090    68,866     44,110
                                  ----------  ----------  -----------  ----------  --------   --------
            Net Asset Value and
              Redemption
              Price Per Share     $     8.17  $     9.45  $      9.36  $     8.08  $   8.41   $   8.32
                                  ==========  ==========  ===========  ==========  ========   ========
              Divided by
                (1 - Maximum
                Sales Charge)             99%         99%          99%         99%       99%        99%
                                  ----------  ----------  -----------  ----------  --------   --------
            Offering Price
              Per Share           $     8.25  $     9.55  $      9.45  $     8.16  $   8.49   $   8.40
                                  ==========  ==========  ===========  ==========  ========   ========
  Class X:  Net Assets            $1,289,717  $1,623,075  $ 2,317,443  $   74,398  $ 72,466   $ 78,970
                                  ----------  ----------  -----------  ----------  --------   --------
            Shares Outstanding       157,712     171,838      247,468       9,226     8,686      9,511
                                  ----------  ----------  -----------  ----------  --------   --------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     8.18  $     9.45  $      9.36  $     8.06  $   8.34   $   8.30
                                  ==========  ==========  ===========  ==========  ========   ========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                    ASAF           ASAF
                                                  AMERICAN       AMERICAN         ASAF           ASAF          ASAF
                                                   CENTURY        CENTURY         DEAM         FEDERATED      GABELLI
                                                INTERNATIONAL    STRATEGIC    INTERNATIONAL   HIGH YIELD     SMALL-CAP
                                                   GROWTH        BALANCED        EQUITY          BOND          VALUE
                                                    FUND           FUND           FUND           FUND          FUND
                                                -------------   -----------   -------------   -----------   -----------
INVESTMENT INCOME:
  Interest                                       $        --    $ 1,333,585    $    21,894    $ 7,917,112   $    11,118
  Dividends                                          543,541        638,380        671,643        189,504     1,016,057
  Security Lending                                        --         21,115             --             --        23,955
  Foreign Taxes Withheld                             (66,157)          (459)       (73,865)            --          (983)
                                                 -----------    -----------    -----------    -----------   -----------
      Total Investment Income                        477,384      1,992,621        619,672      8,106,616     1,050,147
                                                 -----------    -----------    -----------    -----------   -----------
EXPENSES:
  Advisory Fees                                      262,372        595,958        271,299        582,610       841,222
  Shareholder Servicing Fees                         193,542        228,169        257,587        222,794       407,450
  Administration and Accounting Fees                  48,382         53,292         49,782         62,870        66,384
  Custodian Fees                                     193,806         22,346         18,060          7,154         4,471
  Distribution Fees -- Class A                        38,616         75,674         32,836         70,108        91,141
  Distribution Fees -- Class B                        92,736        323,448        106,686        483,563       366,125
  Distribution Fees -- Class C                        67,804        110,402         48,269        139,648       182,024
  Distribution Fees -- Class X                        24,600         76,978         26,008         68,919       110,801
  Audit and Legal Fees                                 1,699          9,805          3,662         12,138        12,472
  Directors' Fees                                      1,412          3,504          1,315          4,601         4,438
  Registration Fees                                   25,873         25,507         25,582         30,341        25,168
  Interest Expense                                     1,611             --             --             --         1,380
  Printing Fees                                       23,313         58,876         21,916         74,965        74,614
  Miscellaneous Expenses                               2,967         15,646         11,503          9,187        15,774
                                                 -----------    -----------    -----------    -----------   -----------
      Total Expenses                                 978,733      1,599,605        874,505      1,768,898     2,203,464
      Less: Advisory Fee Waivers and Expense
        Reimbursements                              (333,571)      (251,609)      (241,426)      (174,560)     (274,271)
                                                 -----------    -----------    -----------    -----------   -----------
      Net Expenses                                   645,162      1,347,996        633,079      1,594,338     1,929,193
                                                 -----------    -----------    -----------    -----------   -----------
Net Investment Income (Loss)                        (167,778)       644,625        (13,407)     6,512,278      (879,046)
                                                 -----------    -----------    -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                    (4,455,889)    (5,875,437)    (3,804,998)    (5,427,306)      411,314
    Futures Contracts                                     --        (76,229)      (407,215)            --            --
    Written Options Contracts                             --             --             --             --            --
    Swap Agreements                                       --             --             --             --            --
    Foreign Currency Transactions                    (61,558)        21,501         44,667             --            --
                                                 -----------    -----------    -----------    -----------   -----------
  Net Realized Gain (Loss)                        (4,517,447)    (5,930,165)    (4,167,546)    (5,427,306)      411,314
                                                 -----------    -----------    -----------    -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                     2,674,975     10,715,440      3,377,546     23,910,889    15,283,937
    Futures Contracts                                     --        121,600        (93,640)            --            --
    Written Options Contracts                             --             --             --             --            --
    Swap Agreements                                       --             --             --             --            --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                4,280             --        (11,449)            --            --
                                                 -----------    -----------    -----------    -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                 2,679,255     10,837,040      3,272,457     23,910,889    15,283,937
                                                 -----------    -----------    -----------    -----------   -----------
  Net Gain (Loss) on Investments                  (1,838,192)     4,906,875       (895,089)    18,483,583    15,695,251
                                                 -----------    -----------    -----------    -----------   -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                    $(2,005,970)   $ 5,551,500    $  (908,496)   $24,995,861   $14,816,205
                                                 ===========    ===========    ===========    ===========   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                         ASAF                                     ASAF
                                                       GOLDMAN         ASAF                       PIMCO         ASAF
                                                        SACHS         INVESCO        ASAF         TOTAL         PBHG
                                                     CONCENTRATED     CAPITAL       MONEY        RETURN       SMALL-CAP
                                                        GROWTH        INCOME        MARKET        BOND         GROWTH
                                                         FUND          FUND          FUND         FUND          FUND
                                                     ------------   -----------   ----------   -----------   -----------
INVESTMENT INCOME:
  Interest                                           $    52,248    $   936,313   $2,769,913   $11,304,538   $        --
  Dividends                                            1,952,433      1,689,970          749        29,403       246,712
  Security Lending                                        70,111         41,605           --            --        34,549
  Foreign Taxes Withheld                                 (11,688)       (17,050)          --            --          (457)
                                                     ------------   -----------   ----------   -----------   -----------
      Total Investment Income                          2,063,104      2,650,838    2,770,662    11,333,941       280,804
                                                     ------------   -----------   ----------   -----------   -----------
EXPENSES:
  Advisory Fees                                        2,563,616        723,545      969,286     1,822,402       428,939
  Shareholder Servicing Fees                           1,662,777        377,505      486,795       523,389       333,635
  Administration and Accounting Fees                      95,011         68,798       18,104        95,476        42,018
  Custodian Fees                                          10,745          5,465       14,601        35,558        14,963
  Distribution Fees -- Class A                           251,386         94,337      333,643       300,194        53,355
  Distribution Fees -- Class B                         1,394,357        458,573      785,967     1,457,366       225,194
  Distribution Fees -- Class C                           441,776        186,528      327,149       534,777        92,216
  Distribution Fees -- Class X                           224,711        130,952      158,088       213,208        52,481
  Audit and Legal Fees                                    16,565          6,229       12,756        18,629         7,076
  Directors' Fees                                         13,475          5,066       11,417        17,203         2,520
  Registration Fees                                       30,559         29,520       43,131        49,384        23,484
  Interest Expense                                         1,552             --           --            --            --
  Printing Fees                                          227,520         85,577      175,349       257,338        42,246
  Miscellaneous Expenses                                  27,174         11,226       20,713        42,789        10,130
                                                     ------------   -----------   ----------   -----------   -----------
      Total Expenses                                   6,961,224      2,183,321    3,356,999     5,367,713     1,328,257
      Less: Advisory Fee Waivers and Expense
        Reimbursements                                (1,443,137)      (184,201)    (919,640)     (118,138)     (285,435)
                                                     ------------   -----------   ----------   -----------   -----------
      Net Expenses                                     5,518,087      1,999,120    2,437,359     5,249,575     1,042,822
                                                     ------------   -----------   ----------   -----------   -----------
Net Investment Income (Loss)                          (3,454,983)       651,718      333,303     6,084,366      (762,018)
                                                     ------------   -----------   ----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                       (82,913,112)    (9,107,256)         149     6,490,145    (9,502,554)
    Futures Contracts                                         --             --           --     4,443,612            --
    Written Options Contracts                                 --             --           --       765,776            --
    Swap Agreements                                           --             --           --    (2,208,601)           --
    Foreign Currency Transactions                             --             --           --       999,450            --
                                                     ------------   -----------   ----------   -----------   -----------
  Net Realized Gain (Loss)                           (82,913,112)    (9,107,256)         149    10,490,382    (9,502,554)
                                                     ------------   -----------   ----------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                        88,037,646     14,619,548           --    13,558,126    12,176,246
    Futures Contracts                                         --             --           --    (1,150,353)           --
    Written Options Contracts                                 --             --           --        19,228            --
    Swap Agreements                                           --             --           --     1,469,002            --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                       --             --           --        31,784            --
                                                     ------------   -----------   ----------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                    88,037,646     14,619,548           --    13,927,787    12,176,246
                                                     ------------   -----------   ----------   -----------   -----------
  Net Gain (Loss) on Investments                       5,124,534      5,512,292          149    24,418,169     2,673,692
                                                     ------------   -----------   ----------   -----------   -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                  $ 1,669,551    $ 6,164,010   $  333,452   $30,502,535   $ 1,911,674
                                                     ============   ===========   ==========   ===========   ===========

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  ASAF           ASAF                           ASAF
                                                                ALLIANCE        WILLIAM          ASAF        NEUBERGER
                                                   ASAF          GROWTH          BLAIR         MARSICO         BERMAN
                                                 ALLIANCE         AND        INTERNATIONAL     CAPITAL        MID-CAP
                                                  GROWTH         INCOME         GROWTH          GROWTH         GROWTH
                                                   FUND           FUND           FUND            FUND           FUND
                                                -----------   ------------   -------------   ------------   ------------
INVESTMENT INCOME:
  Interest                                      $        --   $         --   $     47,334    $     30,717   $        262
  Dividends                                         401,826      2,188,980      1,363,878       1,905,517        110,992
  Security Lending                                   10,041         23,008             --          56,054         30,650
  Foreign Taxes Withheld                             (7,387)       (13,134)      (160,988)        (46,184)        (1,194)
                                                -----------   ------------   ------------    ------------   ------------
      Total Investment Income                       404,480      2,198,854      1,250,224       1,946,104        140,710
                                                -----------   ------------   ------------    ------------   ------------
EXPENSES:
  Advisory Fees                                     345,685      1,102,854        663,442       2,762,367        626,026
  Shareholder Servicing Fees                        235,463        459,881        412,098       1,076,061        509,631
  Administration and Accounting Fees                 37,325         78,790         58,448          89,315         61,594
  Custodian Fees                                      2,668          6,814         53,097          19,981          6,530
  Distribution Fees -- Class A                       44,742        116,920         69,518         286,923         86,082
  Distribution Fees -- Class B                      167,309        505,265        291,348       1,298,175        329,634
  Distribution Fees -- Class C                       79,485        239,140        146,573         681,086        130,428
  Distribution Fees -- Class X                       47,816        124,636         82,403         209,258         63,325
  Audit and Legal Fees                                5,701         16,386          9,785          40,935         10,318
  Directors' Fees                                     2,032          5,823          3,474          14,553          4,033
  Registration Fees                                  23,108         29,938         22,168          22,341         23,150
  Interest Expense                                      194          1,769             --             195             --
  Printing Fees                                      34,054         97,967         58,472         245,334         61,730
  Miscellaneous Expenses                              6,171         13,985         10,419          30,834          9,978
                                                -----------   ------------   ------------    ------------   ------------
      Total Expenses                              1,031,753      2,800,168      1,881,245       6,777,358      1,922,459
      Less: Advisory Fee Waivers and Expense
        Reimbursements                             (192,883)      (544,125)      (236,429)       (710,645)      (374,000)
                                                -----------   ------------   ------------    ------------   ------------
      Net Expenses                                  838,870      2,256,043      1,644,816       6,066,713      1,548,459
                                                -----------   ------------   ------------    ------------   ------------
Net Investment Income (Loss)                       (434,390)       (57,189)      (394,592)     (4,120,609)    (1,407,749)
                                                -----------   ------------   ------------    ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                   (5,399,065)   (20,249,590)   (17,415,126)    (13,655,763)   (10,160,711)
    Futures Contracts                                    --             --             --              --             --
    Written Options Contracts                            --             --             --              --             --
    Swap Agreements                                      --             --             --              --             --
    Foreign Currency Transactions                        --             --       (946,515)          5,435             --
                                                -----------   ------------   ------------    ------------   ------------
  Net Realized Gain (Loss)                       (5,399,065)   (20,249,590)   (18,361,641)    (13,650,328)   (10,160,711)
                                                -----------   ------------   ------------    ------------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                    5,958,532     34,266,703     16,661,659       7,928,607     12,805,033
    Futures Contracts                                    --             --             --              --             --
    Written Options Contracts                            --             --             --              --             --
    Swap Agreements                                      --             --             --              --             --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                  --             --        645,476           4,326             --
                                                -----------   ------------   ------------    ------------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                                5,958,532     34,266,703     17,307,135       7,932,933     12,805,033
                                                -----------   ------------   ------------    ------------   ------------
  Net Gain (Loss) on Investments                    559,467     14,017,113     (1,054,506)     (5,717,395)     2,644,322
                                                -----------   ------------   ------------    ------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                   $   125,077   $ 13,959,924   $ (1,449,098)   $ (9,838,004)  $  1,236,573
                                                ===========   ============   ============    ============   ============

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                               ASAF           ASAF           ASAF
                                             NEUBERGER         MFS          SANFORD          ASAF            ASAF
                                              BERMAN         GROWTH        BERNSTEIN        STRONG           DEAM
                                              MID-CAP         WITH          MANAGED      INTERNATIONAL     SMALL-CAP
                                               VALUE         INCOME        INDEX 500        EQUITY          GROWTH
                                               FUND           FUND           FUND            FUND            FUND
                                            -----------    -----------    -----------    -------------    -----------
INVESTMENT INCOME:
  Interest                                  $       532    $     7,003    $        --     $    13,134     $     2,782
  Dividends                                   1,103,171        303,647      1,219,654         430,479         111,655
  Security Lending                               22,441          5,859         15,431              --          13,811
  Foreign Taxes Withheld                         (4,474)        (3,138)          (160)        (46,102)           (618)
                                            -----------    -----------    -----------     -----------     -----------
      Total Investment Income                 1,121,670        313,371      1,234,925         397,511         127,630
                                            -----------    -----------    -----------     -----------     -----------
EXPENSES:
  Advisory Fees                                 818,899        180,640        501,948         224,433         173,869
  Shareholder Servicing Fees                    381,288        102,826        226,091         154,305         171,646
  Administration and Accounting Fees             68,626         20,782         24,907          25,136          18,132
  Custodian Fees                                  5,437         12,236          3,678          16,354          12,144
  Distribution Fees -- Class A                  105,745         24,250         64,686          33,638          25,810
  Distribution Fees -- Class B                  440,215         82,935        302,470          74,500          78,103
  Distribution Fees -- Class C                  175,615         36,091        162,137          44,631          39,352
  Distribution Fees -- Class X                   82,552         13,106         33,397          17,622          13,946
  Audit and Legal Fees                           13,503          2,677          9,272           3,018           2,719
  Directors' Fees                                 4,830            966          3,300           1,108             982
  Registration Fees                              28,404         21,221         25,924          29,519          21,820
  Interest Expense                                   --             --             --              --              --
  Printing Fees                                  80,853         16,047         55,725          18,126          16,278
  Miscellaneous Expenses                         11,840          6,344          8,450           5,968           3,277
                                            -----------    -----------    -----------     -----------     -----------
      Total Expenses                          2,217,807        520,121      1,421,985         648,358         578,078
      Less: Advisory Fee Waivers and
        Expense Reimbursements                 (185,352)      (128,913)      (231,917)       (151,518)       (164,638)
                                            -----------    -----------    -----------     -----------     -----------
      Net Expenses                            2,032,455        391,208      1,190,068         496,840         413,440
                                            -----------    -----------    -----------     -----------     -----------
Net Investment Income (Loss)                   (910,785)       (77,837)        44,857         (99,329)       (285,810)
                                            -----------    -----------    -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                               (1,931,200)    (1,664,328)    (7,050,760)     (3,302,476)     (2,470,919)
    Futures Contracts                                --             --             --              --         (73,656)
    Written Options Contracts                        --             --             --              --              --
    Swap Agreements                                  --             --             --              --              --
    Foreign Currency Transactions                    --           (674)            --            (112)             --
                                            -----------    -----------    -----------     -----------     -----------
  Net Realized Gain (Loss)                   (1,931,200)    (1,665,002)    (7,050,760)     (3,302,588)     (2,544,575)
                                            -----------    -----------    -----------     -----------     -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                9,313,401      2,243,109     11,658,519       4,476,495       5,384,411
    Futures Contracts                                --             --             --              --          63,180
    Written Options Contracts                        --             --             --              --              --
    Swap Agreements                                  --             --             --              --              --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies              --           (300)            --           4,334              --
                                            -----------    -----------    -----------     -----------     -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                            9,313,401      2,242,809     11,658,519       4,480,829       5,447,591
                                            -----------    -----------    -----------     -----------     -----------
  Net Gain (Loss) on Investments              7,382,201        577,807      4,607,759       1,178,241       2,903,016
                                            -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations               $ 6,471,416    $   499,970    $ 4,652,616     $ 1,078,912     $ 2,617,206
                                            ===========    ===========    ===========     ===========     ===========

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                               ASAF
                                                 ASAF           ASAF          GOLDMAN                        ASAF
                                                 ALGER         GABELLI         SACHS          ASAF          PROFUND
                                                ALL-CAP        ALL-CAP        MID-CAP        INVESCO        MANAGED
                                                GROWTH          VALUE         GROWTH       TECHNOLOGY         OTC
                                                 FUND           FUND           FUND           FUND           FUND
                                              -----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME:
  Interest                                    $     6,961    $        --    $     2,307    $    6,500     $        --
  Dividends                                        59,831        592,470         57,405        29,598          30,019
  Security Lending                                  5,405         13,550          4,591         3,719           5,284
  Foreign Taxes Withheld                             (200)        (4,237)            --        (1,408)            (67)
                                              -----------    -----------    -----------    -----------    -----------
      Total Investment Income                      71,997        601,783         64,303        38,409          35,236
                                              -----------    -----------    -----------    -----------    -----------
EXPENSES:
  Advisory Fees                                   117,545        307,001         91,115        85,334         114,961
  Shareholder Servicing Fees                      101,887        166,147         95,225       108,909          99,274
  Administration and Accounting Fees               23,046         31,483         24,312        24,429          21,505
  Custodian Fees                                    7,600          1,760         10,504         7,741          16,251
  Distribution Fees -- Class A                     14,945         45,810         14,748        12,337          13,791
  Distribution Fees -- Class B                     46,859        136,120         35,423        31,601          58,290
  Distribution Fees -- Class C                     38,075         76,489         21,556        23,607          44,931
  Distribution Fees -- Class X                      8,591         18,930          4,641         5,453           4,446
  Audit and Legal Fees                              1,823          4,796          1,346         1,264           1,999
  Directors' Fees                                     653          1,734            495           457             708
  Registration Fees                                23,542         24,221         25,526        24,237          25,736
  Interest Expense                                     --          1,306             --            --              --
  Printing Fees                                    10,952         28,719          8,115         7,587          12,027
  Miscellaneous Expenses                            3,965          9,331          3,704         5,054           5,634
                                              -----------    -----------    -----------    -----------    -----------
      Total Expenses                              399,483        853,847        336,710       338,010         419,553
      Less: Advisory Fee Waivers and Expense
        Reimbursements                           (124,402)      (138,927)      (132,776)     (145,545)       (129,034)
                                              -----------    -----------    -----------    -----------    -----------
      Net Expenses                                275,081        714,920        203,934       192,465         290,519
                                              -----------    -----------    -----------    -----------    -----------
Net Investment Income (Loss)                     (203,084)      (113,137)      (139,631)     (154,056)       (255,283)
                                              -----------    -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                 (2,188,381)    (1,791,179)    (1,981,666)   (5,005,597)     (5,743,670)
    Futures Contracts                                  --             --             --            --         819,971
    Written Options Contracts                          --             --             --       (31,440)             --
    Swap Agreements                                    --             --             --            --              --
    Foreign Currency Transactions                      --             --             --            --              --
                                              -----------    -----------    -----------    -----------    -----------
  Net Realized Gain (Loss)                     (2,188,381)    (1,791,179)    (1,981,666)   (5,037,037)     (4,923,699)
                                              -----------    -----------    -----------    -----------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                  3,329,070      7,595,373      2,833,734     6,135,391       7,882,840
    Futures Contracts                                  --             --             --            --         384,911
    Written Options Contracts                          --             --             --        48,768        (124,365)
    Swap Agreements                                    --             --             --            --              --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                --             --             --            --              --
                                              -----------    -----------    -----------    -----------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                              3,329,070      7,595,373      2,833,734     6,184,159       8,143,386
                                              -----------    -----------    -----------    -----------    -----------
  Net Gain (Loss) on Investments                1,140,689      5,804,194        852,068     1,147,122       3,219,687
                                              -----------    -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                 $   937,605    $ 5,691,057    $   712,437    $  993,066     $ 2,964,404
                                              ===========    ===========    ===========    ===========    ===========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                              ASAF                       ASAF        ASAF
                                            ALLIANCE/      ASAF        SANFORD      T. ROWE      ASAF        ASAF
                                            BERNSTEIN     INVESCO     BERNSTEIN      PRICE       DEAM        DEAM
                                             GROWTH       HEALTH         CORE         TAX      LARGE-CAP   LARGE-CAP
                                             + VALUE     SCIENCES       VALUE       MANAGED     GROWTH       VALUE
                                              FUND         FUND          FUND        FUND        FUND        FUND
                                            ---------   -----------   ----------   ---------   ---------   ---------
INVESTMENT INCOME:
  Interest                                  $      --   $     2,699   $       --   $      --   $  3,627    $  3,132
  Dividends                                   106,949        71,558      367,254      36,712         --          --
  Security Lending                              2,635         3,422        5,523       1,430                     --
  Foreign Taxes Withheld                         (578)       (2,102)        (112)       (340)        --          --
                                            ---------   -----------   ----------   ---------   --------    --------
      Total Investment Income                 109,006        75,577      372,665      37,802      3,627       3,132
                                            ---------   -----------   ----------   ---------   --------    --------
EXPENSES:
  Advisory Fees                                56,635        78,109      117,104      30,217      5,559       4,669
  Shareholder Servicing Fees                   61,192        81,001       69,263      47,707     42,884      41,642
  Administration and Accounting Fees           25,535        24,536       22,178      26,501     27,675      27,681
  Custodian Fees                                3,767         8,642        4,785       5,935      1,882       1,744
  Distribution Fees -- Class A                  6,863        10,181       13,149       2,769        365         345
  Distribution Fees -- Class B                 24,941        31,037       52,496       9,651      2,613       2,439
  Distribution Fees -- Class C                 11,857        18,268       48,055      16,180      1,866       1,705
  Distribution Fees -- Class X                  6,112         8,442       10,920         439        968         353
  Audit and Legal Fees                            840         1,159        2,030         470         91          76
  Directors' Fees                                 301           416          722         167         31          27
  Registration Fees                            15,309        14,933       15,714      14,209     12,323      12,323
  Interest Expense                                 --            --           --          53         --          --
  Printing Fees                                 5,043         6,938       12,315       2,838        553         460
  Miscellaneous Expenses                        1,803         1,301        5,421         331        512         502
                                            ---------   -----------   ----------   ---------   --------    --------
      Total Expenses                          220,198       284,963      374,152     157,467     97,322      93,966
      Less: Advisory Fee Waivers and
        Expense Reimbursements                (93,954)     (107,679)     (84,208)    (87,025)   (84,284)    (83,157)
                                            ---------   -----------   ----------   ---------   --------    --------
      Net Expenses                            126,244       177,284      289,944      70,442     13,038      10,809
                                            ---------   -----------   ----------   ---------   --------    --------
Net Investment Income (Loss)                  (17,238)     (101,707)      82,721     (32,640)    (9,411)     (7,677)
                                            ---------   -----------   ----------   ---------   --------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                               (413,746)   (1,145,989)    (196,659)   (385,719)        --          --
    Futures Contracts                              --            --           --          --     72,283     (15,976)
    Written Options Contracts                      --            --           --          --         --          --
    Swap Agreements                                --            --           --          --         --          --
    Foreign Currency Transactions                  --        (1,237)          --          --         --          --
                                            ---------   -----------   ----------   ---------   --------    --------
  Net Realized Gain (Loss)                   (413,746)   (1,147,226)    (196,659)   (385,719)    72,283     (15,976)
                                            ---------   -----------   ----------   ---------   --------    --------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                850,838     1,321,336    1,618,551     728,483         (1)        (45)
    Futures Contracts                              --            --           --          --     31,534      59,613
    Written Options Contracts                      --            --           --          --         --          --
    Swap Agreements                                --            --           --          --         --          --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies            --           101           --          --         --          --
                                            ---------   -----------   ----------   ---------   --------    --------
  Net Change in Unrealized Appreciation
    (Depreciation)                            850,838     1,321,437    1,618,551     728,483     31,533      59,568
                                            ---------   -----------   ----------   ---------   --------    --------
  Net Gain (Loss) on Investments              437,092       174,211    1,421,892     342,764    103,816      43,592
                                            ---------   -----------   ----------   ---------   --------    --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations               $ 419,854   $    72,504   $1,504,613   $ 310,124   $ 94,405    $ 35,915
                                            =========   ===========   ==========   =========   ========    ========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          ASAF                            ASAF
                                                                        AMERICAN                        AMERICAN
                                                                         CENTURY                         CENTURY
                                                                      INTERNATIONAL                     STRATEGIC
                                                                         GROWTH                         BALANCED
                                                                          FUND                            FUND
                                                              -----------------------------   -----------------------------
                                                                SIX MONTHS                      SIX MONTHS
                                                                  ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                              APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,
                                                               (UNAUDITED)         2002        (UNAUDITED)         2002
                                                              --------------   ------------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                                 $  (167,778)    $    114,594    $    644,625    $  2,167,551
  Net Realized Gain (Loss) on Investments                       (4,517,447)     (14,665,906)     (5,930,165)    (11,839,781)
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments                                                  2,679,255        3,406,080      10,837,040      (3,048,899)
                                                               -----------     ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                  (2,005,970)     (11,145,232)      5,551,500     (12,721,129)
                                                               -----------     ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                        (65,243)              --        (290,114)       (623,174)
    Class B                                                         (7,093)              --        (454,168)       (983,902)
    Class C                                                         (5,064)              --        (152,818)       (346,475)
    Class X                                                         (1,862)              --        (108,788)       (234,865)
  From Net Realized Gains:
    Class A                                                             --               --              --              --
    Class B                                                             --               --              --              --
    Class C                                                             --               --              --              --
    Class X                                                             --               --              --              --
                                                               -----------     ------------    ------------    ------------
Total Distributions                                                (79,262)              --      (1,005,888)     (2,188,416)
                                                               -----------     ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Net Increase (Decrease) in Net Assets from Capital Share
    Transactions                                                 4,425,185        3,022,388      (7,854,924)    (26,958,180)
                                                               -----------     ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets                          2,339,953       (8,122,844)     (3,309,312)    (41,867,725)
NET ASSETS:
  Beginning of Year                                             53,499,298       61,622,142     135,130,207     176,997,932
                                                               -----------     ------------    ------------    ------------
  End of Period                                                $55,839,251     $ 53,499,298    $131,820,895    $135,130,207
                                                               ===========     ============    ============    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                                                 ASAF
                ASAF                            ASAF                            ASAF                            GOLDMAN
                DEAM                          FEDERATED                        GABELLI                           SACHS
            INTERNATIONAL                    HIGH YIELD                       SMALL-CAP                      CONCENTRATED
               EQUITY                           BOND                            VALUE                           GROWTH
                FUND                            FUND                            FUND                             FUND
    -----------------------------   -----------------------------   -----------------------------   -------------------------------
      SIX MONTHS                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED          YEAR ENDED
    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003    OCTOBER 31,
     (UNAUDITED)         2002        (UNAUDITED)         2002        (UNAUDITED)         2002        (UNAUDITED)          2002
    --------------   ------------   --------------   ------------   --------------   ------------   --------------   --------------
     $   (13,407)    $   (563,587)   $  6,512,278    $ 12,030,389    $   (879,046)   $ (2,176,018)   $ (3,454,983)   $   (9,845,979)
      (4,167,546)       1,732,961      (5,427,306)    (18,610,059)        411,314      (5,294,390)    (82,913,112)     (199,415,635)
       3,272,457       (6,142,117)     23,910,889       3,462,208      15,283,937      (7,822,128)     88,037,646        17,358,778
     -----------     ------------    ------------    ------------    ------------    ------------    ------------    --------------
        (908,496)      (4,972,743)     24,995,861      (3,117,462)     14,816,205     (15,292,536)      1,669,551      (191,902,836)
     -----------     ------------    ------------    ------------    ------------    ------------    ------------    --------------
              --               --      (1,167,960)     (2,163,681)             --              --              --                --
              --               --      (3,815,850)     (7,273,697)             --              --              --                --
              --               --      (1,102,461)     (1,688,157)             --              --              --                --
              --               --        (546,723)     (1,197,819)             --              --              --                --
              --               --              --              --              --        (756,607)             --                --
              --               --              --              --              --      (1,485,308)             --                --
              --               --              --              --              --        (711,102)             --                --
              --               --              --              --              --        (481,157)             --                --
     -----------     ------------    ------------    ------------    ------------    ------------    ------------    --------------
              --               --      (6,632,994)    (12,323,354)             --      (3,434,174)             --                --
     -----------     ------------    ------------    ------------    ------------    ------------    ------------    --------------
      (2,108,811)     (13,584,291)     46,820,718      20,270,803     (13,964,723)     28,615,699     (61,213,033)     (273,106,396)
     -----------     ------------    ------------    ------------    ------------    ------------    ------------    --------------
      (3,017,307)     (18,557,034)     65,183,585       4,829,987         851,482       9,888,989     (59,543,482)     (465,009,232)
      52,301,395       70,858,429     142,669,983     137,839,996     171,702,022     161,813,033     570,569,671     1,035,578,903
     -----------     ------------    ------------    ------------    ------------    ------------    ------------    --------------
     $49,284,088     $ 52,301,395    $207,853,568    $142,669,983    $172,553,504    $171,702,022    $511,026,189    $  570,569,671
     ===========     ============    ============    ============    ============    ============    ============    ==============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          ASAF
                                                                         INVESCO                          ASAF
                                                                         CAPITAL                          MONEY
                                                                         INCOME                          MARKET
                                                                          FUND                            FUND
                                                              -----------------------------   -----------------------------
                                                                SIX MONTHS                      SIX MONTHS
                                                                  ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                              APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,
                                                               (UNAUDITED)         2002        (UNAUDITED)         2002
                                                              --------------   ------------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                                 $    651,718    $  1,877,908    $    333,303    $  1,371,567
  Net Realized Gain (Loss) on Investments                        (9,107,256)    (31,875,482)            149           1,602
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments                                                  14,619,548      (4,779,933)             --              --
                                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                    6,164,010     (34,777,507)        333,452       1,373,169
                                                               ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                        (207,631)       (723,285)       (332,863)     (1,027,580)
    Class B                                                        (266,057)     (1,094,159)           (272)       (210,228)
    Class C                                                        (107,576)       (440,329)           (168)        (92,765)
    Class X                                                         (76,179)       (299,688)             --         (40,994)
  From Net Realized Gains:
    Class A                                                              --              --            (557)        (15,071)
    Class B                                                              --              --            (639)        (13,342)
    Class C                                                              --              --            (276)         (5,616)
    Class X                                                              --              --            (130)         (2,444)
                                                               ------------    ------------    ------------    ------------
Total Distributions                                                (657,443)     (2,557,461)       (334,905)     (1,408,040)
                                                               ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Net Increase (Decrease) in Net Assets from Capital Share
    Transactions                                                (18,418,595)    (50,124,627)    (19,506,611)    (29,593,839)
                                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets                         (12,912,028)    (87,459,595)    (19,508,064)    (29,628,710)
NET ASSETS:
    Beginning of Year                                           202,876,162     290,335,757     399,256,437     428,885,147
                                                               ------------    ------------    ------------    ------------
    End of Period                                              $189,964,134    $202,876,162    $379,748,373    $399,256,437
                                                               ============    ============    ============    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                ASAF                                                                                            ASAF
                PIMCO                           ASAF                                                          ALLIANCE
                TOTAL                           PBHG                            ASAF                           GROWTH
               RETURN                         SMALL-CAP                       ALLIANCE                           AND
                BOND                           GROWTH                          GROWTH                          INCOME
                FUND                            FUND                            FUND                            FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
      SIX MONTHS                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,
     (UNAUDITED)         2002        (UNAUDITED)         2002        (UNAUDITED)         2002        (UNAUDITED)         2002
    --------------   ------------   --------------   ------------   --------------   ------------   --------------   ------------
     $  6,084,366    $ 12,248,533    $   (762,018)   $ (2,883,639)   $  (434,390)    $ (1,564,278)   $    (57,189)   $   (441,195)
       10,490,382      19,712,029      (9,502,554)    (24,391,838)    (5,399,065)     (25,454,907)    (20,249,590)    (56,250,042)
       13,927,787     (15,159,875)     12,176,246      (9,780,239)     5,958,532        3,861,991      34,266,703     (12,611,347)
     ------------    ------------    ------------    ------------    -----------     ------------    ------------    ------------
       30,502,535      16,800,729       1,911,674     (37,055,716)       125,077      (23,157,194)     13,959,924     (69,302,584)
     ------------    ------------    ------------    ------------    -----------     ------------    ------------    ------------
       (1,914,144)     (3,277,457)             --              --             --               --              --              --
       (3,957,902)     (6,618,081)             --              --             --               --              --              --
       (1,452,417)     (2,415,799)             --              --             --               --              --              --
         (578,199)       (985,209)             --              --             --               --              --              --
       (3,531,436)     (2,075,737)             --              --             --               --              --      (1,693,826)
       (8,660,171)     (4,949,109)             --              --             --               --              --      (3,891,106)
       (3,230,154)     (1,658,462)             --              --             --               --              --      (1,665,152)
       (1,238,685)       (734,888)             --              --             --               --              --        (901,588)
     ------------    ------------    ------------    ------------    -----------     ------------    ------------    ------------
      (24,563,108)    (22,714,742)             --              --             --               --              --      (8,151,672)
     ------------    ------------    ------------    ------------    -----------     ------------    ------------    ------------
       31,358,788     131,271,808      (8,922,437)    (35,043,810)    (9,668,455)     (13,440,360)    (22,985,186)    (10,941,956)
     ------------    ------------    ------------    ------------    -----------     ------------    ------------    ------------
       37,298,215     125,357,795      (7,010,763)    (72,099,526)    (9,543,378)     (36,597,554)     (9,025,262)    (88,396,212)
      543,656,076     418,298,281     101,595,259     173,694,785     85,480,521      122,078,075     230,763,579     319,159,791
     ------------    ------------    ------------    ------------    -----------     ------------    ------------    ------------
     $580,954,291    $543,656,076    $ 94,584,496    $101,595,259    $75,937,143     $ 85,480,521    $221,738,317    $230,763,579
     ============    ============    ============    ============    ===========     ============    ============    ============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           ASAF
                                                                         WILLIAM                            ASAF
                                                                          BLAIR                           MARSICO
                                                                      INTERNATIONAL                       CAPITAL
                                                                          GROWTH                           GROWTH
                                                                           FUND                             FUND
                                                              ------------------------------   ------------------------------
                                                                SIX MONTHS                       SIX MONTHS
                                                                  ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                                              APRIL 30, 2003    OCTOBER 31,    APRIL 30, 2003    OCTOBER 31,
                                                               (UNAUDITED)         2002         (UNAUDITED)         2002
                                                              --------------   -------------   --------------   -------------
FROM OPERATIONS:
  Net Investment Income (Loss)                                 $   (394,592)   $    (777,192)   $ (4,120,609)   $  (9,704,077)
  Net Realized Gain (Loss) on Investments                       (18,361,641)     (44,466,516)    (13,650,328)     (69,255,328)
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments                                                  17,307,135       12,895,634       7,932,933       50,361,101
                                                               ------------    -------------    ------------    -------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                   (1,449,098)     (32,348,074)     (9,838,004)     (28,598,304)
                                                               ------------    -------------    ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                              --               --              --               --
    Class B                                                              --               --              --               --
    Class C                                                              --               --              --               --
    Class X                                                              --               --              --               --
  From Net Realized Gains:
    Class A                                                              --               --              --               --
    Class B                                                              --               --              --               --
    Class C                                                              --               --              --               --
    Class X                                                              --               --              --               --
                                                               ------------    -------------    ------------    -------------
Total Distributions                                                      --               --              --               --
                                                               ------------    -------------    ------------    -------------
CAPITAL SHARE TRANSACTIONS
  Net Increase (Decrease) in Net Assets from Capital Share
    Transactions                                                (15,957,973)     (69,188,569)    (23,449,530)     (64,123,486)
                                                               ------------    -------------    ------------    -------------
  Net Increase (Decrease) in Net Assets                         (17,407,071)    (101,536,643)    (33,287,534)     (92,721,790)
NET ASSETS:
  Beginning of Year                                             147,226,439      248,763,082     596,041,612      688,763,402
                                                               ------------    -------------    ------------    -------------
  End of Period                                                $129,819,368    $ 147,226,439    $562,754,078    $ 596,041,612
                                                               ============    =============    ============    =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                ASAF                            ASAF                            ASAF                           ASAF
              NEUBERGER                       NEUBERGER                         MFS                           SANFORD
               BERMAN                          BERMAN                          GROWTH                        BERNSTEIN
               MID-CAP                         MID-CAP                          WITH                          MANAGED
               GROWTH                           VALUE                          INCOME                          INDEX
                FUND                            FUND                            FUND                         500 FUND
    -----------------------------   -----------------------------   ----------------------------   -----------------------------
      SIX MONTHS                      SIX MONTHS                      SIX MONTHS                     SIX MONTHS
        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED        YEAR ENDED        ENDED         YEAR ENDED
    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,   APRIL 30, 2003   OCTOBER 31,
     (UNAUDITED)         2002        (UNAUDITED)         2002        (UNAUDITED)        2002        (UNAUDITED)         2002
    --------------   ------------   --------------   ------------   --------------   -----------   --------------   ------------
     $ (1,407,749)   $ (3,966,989)   $   (910,785)   $ (1,916,063)   $    (77,837)   $  (306,658)   $     44,857    $   (128,994)
      (10,160,711)    (54,023,532)     (1,931,200)     (2,968,913)     (1,665,002)    (8,186,589)     (7,050,760)    (10,884,056)
       12,805,033      11,371,057       9,313,401      (3,922,730)      2,242,809        468,194      11,658,519     (14,561,972)
     ------------    ------------    ------------    ------------    ------------    -----------    ------------    ------------
        1,236,573     (46,619,464)      6,471,416      (8,807,706)        499,970     (8,025,053)      4,652,616     (25,575,022)
     ------------    ------------    ------------    ------------    ------------    -----------    ------------    ------------
               --              --              --              --              --             --              --              --
               --              --              --              --              --             --              --              --
               --              --              --              --              --             --              --              --
               --              --              --              --              --             --              --              --
               --              --              --        (369,243)             --             --              --              --
               --              --              --        (760,903)             --             --              --              --
               --              --              --        (295,726)             --             --              --              --
               --              --              --        (135,179)             --             --              --              --
     ------------    ------------    ------------    ------------    ------------    -----------    ------------    ------------
               --              --              --      (1,561,051)             --             --              --              --
     ------------    ------------    ------------    ------------    ------------    -----------    ------------    ------------

      (12,007,620)    (33,614,652)    (15,111,297)     11,290,680      (1,468,461)       354,627      (1,722,094)     40,186,923
     ------------    ------------    ------------    ------------    ------------    -----------    ------------    ------------
      (10,771,047)    (80,234,116)     (8,639,881)        921,923        (968,491)    (7,670,426)      2,930,522      14,611,901
      150,556,950     230,791,066     191,625,214     190,703,291      37,461,585     45,132,011     128,485,081     113,873,180
     ------------    ------------    ------------    ------------    ------------    -----------    ------------    ------------
     $139,785,903    $150,556,950    $182,985,333    $191,625,214    $ 36,493,094    $37,461,585    $131,415,603    $128,485,081
     ============    ============    ============    ============    ============    ===========    ============    ============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          ASAF                           ASAF
                                                                         STRONG                          DEAM
                                                                     INTERNATIONAL                     SMALL-CAP
                                                                         EQUITY                         GROWTH
                                                                          FUND                           FUND
                                                              ----------------------------   -----------------------------
                                                                SIX MONTHS                     SIX MONTHS
                                                                  ENDED        YEAR ENDED        ENDED         YEAR ENDED
                                                              APRIL 30, 2003   OCTOBER 31,   APRIL 30, 2003   OCTOBER 31,
                                                               (UNAUDITED)        2002        (UNAUDITED)         2002
                                                              --------------   -----------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                                 $   (99,329)    $  (327,819)   $  (285,810)    $   (852,479)
  Net Realized Gain (Loss) on Investments                       (3,302,588)     (8,881,197)    (2,544,575)     (10,742,697)
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments                                                  4,480,829        (720,694)     5,447,591       (1,669,003)
                                                               -----------     -----------    -----------     ------------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                   1,078,912      (9,929,710)     2,617,206      (13,264,179)
                                                               -----------     -----------    -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                             --              --             --               --
    Class B                                                             --              --             --               --
    Class C                                                             --              --             --               --
    Class X                                                             --              --             --               --
  From Net Realized Gains:
    Class A                                                             --              --             --               --
    Class B                                                             --              --             --               --
    Class C                                                             --              --             --               --
    Class X                                                             --              --             --               --
                                                               -----------     -----------    -----------     ------------
Total Distributions                                                     --              --             --               --
                                                               -----------     -----------    -----------     ------------
CAPITAL SHARE TRANSACTIONS
  Net Increase (Decrease) in Net Assets from Capital Share
    Transactions                                                   883,533       2,291,588     (2,715,505)      (4,221,795)
                                                               -----------     -----------    -----------     ------------
  Net Increase (Decrease) in Net Assets                          1,962,445      (7,638,122)       (98,299)     (17,485,974)
NET ASSETS:
  Beginning of Year                                             40,683,790      48,321,912     38,061,437       55,547,411
                                                               -----------     -----------    -----------     ------------
  End of Period                                                $42,646,235     $40,683,790    $37,963,138     $ 38,061,437
                                                               ===========     ===========    ===========     ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                ASAF
                ASAF                            ASAF                          GOLDMAN
                ALGER                          GABELLI                         SACHS                           ASAF
               ALL-CAP                         ALL-CAP                        MID-CAP                         INVESCO
               GROWTH                           VALUE                          GROWTH                       TECHNOLOGY
                FUND                            FUND                            FUND                           FUND
    -----------------------------   -----------------------------   ----------------------------   -----------------------------
      SIX MONTHS                      SIX MONTHS                      SIX MONTHS                     SIX MONTHS
        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED        YEAR ENDED        ENDED         YEAR ENDED
    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,   APRIL 30, 2003   OCTOBER 31,
     (UNAUDITED)         2002        (UNAUDITED)         2002        (UNAUDITED)        2002        (UNAUDITED)         2002
    --------------   ------------   --------------   ------------   --------------   -----------   --------------   ------------
     $  (203,084)    $   (558,004)   $  (113,137)    $   (426,316)   $  (139,631)    $  (363,533)   $  (154,056)    $   (544,543)
      (2,188,381)     (10,130,179)    (1,791,179)      (6,861,802)    (1,981,666)     (8,269,450)    (5,037,037)     (17,748,663)
       3,329,070        1,711,934      7,595,373       (8,663,753)     2,833,734       2,782,632      6,184,159        6,791,781
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     ------------
         937,605       (8,976,249)     5,691,057      (15,951,871)       712,437      (5,850,351)       993,066      (11,501,425)
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     ------------
              --               --             --               --             --              --             --               --
              --               --             --               --             --              --             --               --
              --               --             --               --             --              --             --               --
              --               --             --               --             --              --             --               --
              --               --             --               --             --              --             --               --
              --               --             --               --             --              --             --               --
              --               --             --               --             --              --             --               --
              --               --             --               --             --              --             --               --
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     ------------
              --               --             --               --             --              --             --               --
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     ------------
      (1,216,498)       3,019,905     (3,774,307)       9,585,391      1,877,710       2,435,607         75,787          864,925
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     ------------
        (278,893)      (5,956,344)     1,916,750       (6,366,480)     2,590,147      (3,414,744)     1,068,853      (10,636,500)
      26,584,232       32,540,576     64,262,766       70,629,246     17,556,322      20,971,066     16,380,266       27,016,766
     -----------     ------------    -----------     ------------    -----------     -----------    -----------     ------------
     $26,305,339     $ 26,584,232    $66,179,516     $ 64,262,766    $20,146,469     $17,556,322    $17,449,119     $ 16,380,266
     ===========     ============    ===========     ============    ===========     ===========    ===========     ============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          ASAF
                                                                          ASAF                         ALLIANCE/
                                                                         PROFUND                       BERNSTEIN
                                                                         MANAGED                         GROWTH
                                                                           OTC                          + VALUE
                                                                          FUND                            FUND
                                                              -----------------------------   ----------------------------
                                                                SIX MONTHS                      SIX MONTHS
                                                                  ENDED         YEAR ENDED        ENDED        YEAR ENDED
                                                              APRIL 30, 2003   OCTOBER 31,    APRIL 30, 2003   OCTOBER 31,
                                                               (UNAUDITED)         2002        (UNAUDITED)        2002
                                                              --------------   ------------   --------------   -----------
FROM OPERATIONS:
 Net Investment Income (Loss)                                  $  (255,283)    $   (623,075)   $   (17,238)    $   (74,662)
 Net Realized Gain (Loss) on Investments                        (4,923,699)     (16,075,436)      (413,746)     (1,480,527)
 Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                   8,143,386        1,724,374        850,838      (1,482,429)
                                                               -----------     ------------    -----------     -----------
 Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                    2,964,404      (14,974,137)       419,854      (3,037,618)
                                                               -----------     ------------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                                                              --               --             --              --
   Class B                                                              --               --             --              --
   Class C                                                              --               --             --              --
   Class X                                                              --               --             --              --
 From Net Realized Gains:
   Class A                                                              --               --             --              --
   Class B                                                              --               --             --              --
   Class C                                                              --               --             --              --
   Class X                                                              --               --             --              --
                                                               -----------     ------------    -----------     -----------
Total Distributions                                                     --               --             --              --
                                                               -----------     ------------    -----------     -----------
CAPITAL SHARE TRANSACTIONS
 Net Increase (Decrease) in Net Assets from Capital Share
   Transactions                                                  3,006,026       10,119,586        (59,160)      5,603,680
                                                               -----------     ------------    -----------     -----------
 Net Increase (Decrease) in Net Assets                           5,970,430       (4,854,551)       360,694       2,566,062
NET ASSETS:
 Beginning of Year                                              24,481,122       29,335,673     11,579,460       9,013,398
                                                               -----------     ------------    -----------     -----------
 End of Period                                                 $30,451,552     $ 24,481,122    $11,940,154     $11,579,460
                                                               ===========     ============    ===========     ===========

(1) Commenced operations on May 1, 2002.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                               ASAF                           ASAF
                ASAF                         SANFORD                        T. ROWE                          ASAF
              INVESCO                       BERNSTEIN                        PRICE                           DEAM
               HEALTH                          CORE                           TAX                         LARGE-CAP
              SCIENCES                        VALUE                         MANAGED                         GROWTH
                FUND                           FUND                           FUND                           FUND
    ----------------------------   ----------------------------   ----------------------------   ----------------------------
      SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
    APRIL 30, 2003   OCTOBER 31,   APRIL 30, 2003   OCTOBER 31,   APRIL 30, 2003   OCTOBER 31,   APRIL 30, 2003   OCTOBER 31,
     (UNAUDITED)        2002        (UNAUDITED)        2002        (UNAUDITED)        2002        (UNAUDITED)       2002(1)
    --------------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
     $  (101,707)    $  (271,710)   $    82,721     $    73,958     $  (32,640)    $  (57,117)     $   (9,411)     $ (1,508)
      (1,147,226)     (3,476,443)      (196,659)       (502,140)      (385,719)      (519,461)         72,283       (92,573)
       1,321,437          24,260      1,618,551      (3,061,122)       728,483       (488,876)         31,533        11,712
     -----------     -----------    -----------     -----------     ----------     ----------      ----------      --------
          72,504      (3,723,893)     1,504,613      (3,489,304)       310,124     (1,065,454)         94,405       (82,369)
     -----------     -----------    -----------     -----------     ----------     ----------      ----------      --------
              --              --        (38,894)        (17,624)            --             --              --            --
              --              --        (27,787)         (5,102)            --             --              --            --
              --              --        (25,649)         (3,758)            --             --              --            --
              --              --         (5,883)           (514)            --             --              --            --
              --              --             --          (6,408)            --             --              --            --
              --              --             --         (10,932)            --             --              --            --
              --              --             --          (8,056)            --             --              --            --
              --              --             --          (1,103)            --             --              --            --
     -----------     -----------    -----------     -----------     ----------     ----------      ----------      --------
              --              --        (98,213)        (53,497)            --             --              --            --
     -----------     -----------    -----------     -----------     ----------     ----------      ----------      --------
      (1,391,556)      6,255,997      6,932,948      17,788,953        963,257      4,078,781         603,500       695,120
     -----------     -----------    -----------     -----------     ----------     ----------      ----------      --------
      (1,319,052)      2,532,104      8,339,348      14,246,152      1,273,381      3,013,327         697,905       612,751
      17,292,127      14,760,023     23,343,782       9,097,630      5,895,816      2,882,489         612,751            --
     -----------     -----------    -----------     -----------     ----------     ----------      ----------      --------
     $15,973,075     $17,292,127    $31,683,130     $23,343,782     $7,169,197     $5,895,816      $1,310,656      $612,751
     ===========     ===========    ===========     ===========     ==========     ==========      ==========      ========


                 ASAF
                 DEAM
              LARGE-CAP
                VALUE
                 FUND
     ----------------------------
       SIX MONTHS
         ENDED        YEAR ENDED
     APRIL 30, 2003   OCTOBER 31,
      (UNAUDITED)       2002(1)
     --------------   -----------
       $   (7,677)    $   (2,657)
          (15,976)      (128,719)
           59,568         32,579
       ----------     ----------
           35,915        (98,797)
       ----------     ----------
               --             --
               --             --
               --             --
               --             --
               --             --
               --             --
               --             --
               --             --
       ----------     ----------
               --             --
       ----------     ----------
           73,812      1,231,407
       ----------     ----------
          109,727      1,132,610
        1,132,610             --
       ----------     ----------
       $1,242,337     $1,132,610
       ==========     ==========

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                             Increase (Decrease) from
                                                                              Investment Operations
                                                                      --------------------------------------
                                                           Net Asset     Net
                                                             Value    Investment   Net Realized   Total from
                                                 Period    Beginning    Income     & Unrealized   Investment
                                                 Ended     of Period    (Loss)     Gain (Loss)    Operations
                                                --------   ---------  ----------   ------------   ----------
ASAF AMERICAN CENTURY
INTERNATIONAL
GROWTH FUND(11):
------------------------------
------------------------------
Class A                                         04/30/03*   $  5.95     $   --        $(0.29)       $(0.29)
                                                10/31/02       7.26       0.03         (1.34)        (1.31)
                                                10/31/01      10.98      (0.04)        (3.68)        (3.72)
                                                10/31/00      10.99      (0.15)         0.14         (0.01)
                                                10/31/99       9.39      (0.01)         1.68          1.67
                                                10/31/98       8.93      (0.02)         0.48          0.46
Class B                                         04/30/03*      5.98      (0.02)        (0.27)        (0.29)
                                                10/31/02       7.33         --         (1.35)        (1.35)
                                                10/31/01      11.15      (0.10)        (3.72)        (3.82)
                                                10/31/00      11.22      (0.21)         0.14         (0.07)
                                                10/31/99       9.59      (0.08)         1.73          1.65
                                                10/31/98       9.16      (0.07)         0.50          0.43
Class C                                         04/30/03*      5.97      (0.02)        (0.28)        (0.30)
                                                10/31/02       7.31         --         (1.34)        (1.34)
                                                10/31/01      11.13      (0.09)        (3.73)        (3.82)
                                                10/31/00      11.21      (0.21)         0.13         (0.08)
                                                10/31/99       9.57      (0.08)         1.74          1.66
                                                10/31/98       9.16      (0.06)         0.47          0.41
Class X                                         04/30/03*      6.00      (0.02)        (0.28)        (0.30)
                                                10/31/02       7.34         --         (1.34)        (1.34)
                                                10/31/01      11.17      (0.10)        (3.73)        (3.83)
                                                10/31/00      11.25      (0.20)         0.12         (0.08)
                                                10/31/99       9.61      (0.09)         1.75          1.66
                                                10/31/98       9.18      (0.07)         0.50          0.43
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
------------------------------
------------------------------
Class A                                         04/30/03*   $ 10.50     $ 0.07        $ 0.41        $ 0.48
                                                10/31/02      11.54       0.19         (1.04)        (0.85)
                                                10/31/01      13.14       0.21         (1.64)        (1.43)
                                                10/31/00      12.85       0.23          0.39          0.62
                                                10/31/99      10.89       0.19          1.89          2.08
                                                10/31/98       9.99       0.15          0.84          0.99
Class B                                         04/30/03*     10.47       0.04          0.41          0.45
                                                10/31/02      11.50       0.14         (1.03)        (0.89)
                                                10/31/01      13.10       0.15         (1.64)        (1.49)
                                                10/31/00      12.81       0.16          0.39          0.55
                                                10/31/99      10.86       0.12          1.88          2.00
                                                10/31/98       9.96       0.09          0.85          0.94
Class C                                         04/30/03*     10.47       0.04          0.41          0.45
                                                10/31/02      11.50       0.14         (1.03)        (0.89)
                                                10/31/01      13.10       0.15         (1.64)        (1.49)
                                                10/31/00      12.80       0.16          0.40          0.56
                                                10/31/99      10.87       0.11          1.87          1.98
                                                10/31/98       9.98       0.09          0.84          0.93
Class X                                         04/30/03*     10.47       0.04          0.41          0.45
                                                10/31/02      11.50       0.14         (1.03)        (0.89)
                                                10/31/01      13.09       0.15         (1.63)        (1.48)
                                                10/31/00      12.80       0.16          0.39          0.55
                                                10/31/99      10.85       0.11          1.89          2.00
                                                10/31/98       9.96       0.09          0.84          0.93
ASAF DEAM INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
Class A                                         04/30/03*   $  7.91     $ 0.01        $(0.24)       $(0.23)
                                                10/31/02       8.83      (0.04)        (0.88)        (0.92)
                                                10/31/01      15.96      (0.06)        (7.07)        (7.13)
                                                10/31/00      13.56      (0.16)         3.28          3.12
                                                10/31/99      10.27      (0.14)         3.43          3.29
                                                10/31/98       9.87      (0.02)         0.45          0.43
Class B                                         04/30/03*      7.73      (0.01)        (0.19)        (0.20)
                                                10/31/02       8.67      (0.08)        (0.86)        (0.94)
                                                10/31/01      15.74      (0.12)        (6.95)        (7.07)
                                                10/31/00      13.44      (0.26)         3.28          3.02
                                                10/31/99      10.23      (0.22)         3.43          3.21
                                                10/31/98       9.85      (0.08)         0.46          0.38
Class C                                         04/30/03*      7.70      (0.01)        (0.19)        (0.20)
                                                10/31/02       8.63      (0.08)        (0.85)        (0.93)
                                                10/31/01      15.68      (0.12)        (6.93)        (7.05)
                                                10/31/00      13.43      (0.26)         3.23          2.97
                                                10/31/99      10.22      (0.21)         3.42          3.21
                                                10/31/98       9.86      (0.08)         0.44          0.36
Class X                                         04/30/03*      7.72      (0.01)        (0.19)        (0.20)
                                                10/31/02       8.66      (0.08)        (0.86)        (0.94)
                                                10/31/01      15.71      (0.12)        (6.93)        (7.05)
                                                10/31/00      13.43      (0.27)         3.27          3.00
                                                10/31/99      10.21      (0.19)         3.41          3.22
                                                10/31/98       9.84      (0.08)         0.45          0.37


                                                         Less Distributions
                                               --------------------------------------

                                                From Net     In Excess of    From Net
                                               Investment   Net Investment   Realized
                                                 Income         Income        Gains
                                               ----------   --------------   --------
ASAF AMERICAN CENTURY
INTERNATIONAL
GROWTH FUND(11):
------------------------------
------------------------------
Class A                                          $(0.03)        $   --        $   --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --          (0.07)           --
                                                     --             --            --
Class B                                              --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --          (0.02)           --
                                                     --             --            --
Class C                                              --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --          (0.02)           --
                                                     --             --            --
Class X                                              --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --          (0.02)           --
                                                     --             --            --
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
------------------------------
------------------------------
Class A                                          $(0.10)        $   --        $   --
                                                  (0.19)            --            --
                                                  (0.17)            --            --
                                                  (0.20)            --         (0.13)
                                                  (0.12)            --            --
                                                  (0.09)            --            --
Class B                                           (0.07)            --            --
                                                  (0.14)            --            --
                                                  (0.11)            --            --
                                                  (0.13)            --         (0.13)
                                                  (0.05)            --            --
                                                  (0.04)            --            --
Class C                                           (0.07)            --            --
                                                  (0.14)            --            --
                                                  (0.11)            --            --
                                                  (0.13)            --         (0.13)
                                                  (0.05)            --            --
                                                  (0.04)            --            --
Class X                                           (0.07)            --            --
                                                  (0.14)            --            --
                                                  (0.11)            --            --
                                                  (0.13)            --         (0.13)
                                                  (0.05)            --            --
                                                  (0.04)            --            --
ASAF DEAM INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
Class A                                          $   --         $   --        $   --
                                                     --             --            --
                                                     --             --            --
                                                     --             --         (0.72)
                                                     --             --            --
                                                  (0.03)            --            --
Class B                                              --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --         (0.72)
                                                     --             --            --
                                                     --             --            --
Class C                                              --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --         (0.72)
                                                     --             --            --
                                                     --             --            --
Class X                                              --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --         (0.72)
                                                     --             --            --
                                                     --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                        Supplemental Data             Ratios of Expenses to Average Net Assets (2)
                              -------------------------------------   --------------------------------------------
                  Net Asset               Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total       Value End     Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   ---------   ---------   -------------   ---------   ----------   --------------   --------------
     $(0.03)       $ 5.63       (4.70%)      $20,017         187%        2.11%          2.11%            3.40%
         --          5.95      (18.04%)       13,114         287%        2.10%          2.10%            2.74%
         --          7.26      (33.88%)       17,088         202%        2.14%          2.14%            2.64%
         --         10.98       (0.09%)       20,109         165%        2.10%          2.10%            2.53%
      (0.07)        10.99       17.82%         4,623          31%        2.10%          2.12%            3.36%
         --          9.39        5.15%         1,685          20%        2.10%          2.10%            6.06%
         --          5.69       (4.82%)       17,801         187%        2.61%          2.61%            3.87%
         --          5.98      (18.42%)       19,987         287%        2.60%          2.60%            3.25%
         --          7.33      (34.26%)       23,795         202%        2.64%          2.64%            3.14%
         --         11.15       (0.71%)       28,739         165%        2.60%          2.60%            3.01%
      (0.02)        11.22       17.30%         9,257          31%        2.60%          2.62%            3.86%
         --          9.59        4.69%         3,318          20%        2.60%          2.60%            6.50%
         --          5.67       (4.99%)       13,242         187%        2.61%          2.61%            3.87%
         --          5.97      (18.33%)       15,065         287%        2.60%          2.60%            3.25%
         --          7.31      (34.32%)       13,837         202%        2.64%          2.64%            3.14%
         --         11.13       (0.71%)       16,225         165%        2.60%          2.60%            3.03%
      (0.02)        11.21       17.33%         4,379          31%        2.60%          2.62%            3.90%
         --          9.57        4.48%         2,282          20%        2.60%          2.60%            6.55%
         --          5.70       (4.97%)        4,779         187%        2.61%          2.61%            3.87%
         --          6.00      (18.26%)        5,334         287%        2.60%          2.60%            3.25%
         --          7.34      (34.29%)        6,901         202%        2.64%          2.64%            3.13%
         --         11.17       (0.71%)        8,783         165%        2.60%          2.60%            2.97%
      (0.02)        11.25       17.26%         6,727          31%        2.60%          2.62%            3.94%
         --          9.61        4.68%         5,144          20%        2.60%          2.60%            6.54%
     $(0.10)       $10.88        4.60%       $30,550          60%        1.65%          1.65%            2.03%
      (0.19)        10.50       (7.46%)       29,785         119%        1.65%          1.65%            1.96%
      (0.17)        11.54      (10.96%)       37,523         122%        1.65%          1.65%            1.91%
      (0.33)        13.14        4.87%        38,001         119%        1.64%          1.64%            1.91%
      (0.12)        12.85       19.10%        24,443         104%        1.60%          1.60%            2.15%
      (0.09)        10.89        9.93%         3,359          93%        1.60%          1.60%            4.32%
      (0.07)        10.85        4.34%        63,677          60%        2.15%          2.15%            2.53%
      (0.14)        10.47       (7.87%)       67,109         119%        2.15%          2.15%            2.46%
      (0.11)        11.50      (11.44%)       86,075         122%        2.15%          2.15%            2.41%
      (0.26)        13.10        4.27%        93,323         119%        2.14%          2.14%            2.42%
      (0.05)        12.81       18.46%        65,933         104%        2.10%          2.10%            2.67%
      (0.04)        10.86        9.45%         8,272          93%        2.10%          2.10%            4.65%
      (0.07)        10.85        4.34%        22,417          60%        2.15%          2.15%            2.53%
      (0.14)        10.47       (7.87%)       22,188         119%        2.15%          2.15%            2.45%
      (0.11)        11.50      (11.44%)       32,294         122%        2.15%          2.15%            2.41%
      (0.26)        13.10        4.35%        36,859         119%        2.14%          2.14%            2.42%
      (0.05)        12.80       18.26%        20,769         104%        2.10%          2.10%            2.67%
      (0.04)        10.87        9.33%         3,202          93%        2.10%          2.10%            4.77%
      (0.07)        10.85        4.44%        15,177          60%        2.15%          2.15%            2.53%
      (0.14)        10.47       (7.96%)       16,048         119%        2.15%          2.15%            2.46%
      (0.11)        11.50      (11.38%)       21,106         122%        2.15%          2.15%            2.41%
      (0.26)        13.09        4.27%        23,269         119%        2.14%          2.14%            2.42%
      (0.05)        12.80       18.48%        19,258         104%        2.10%          2.10%            2.67%
      (0.04)        10.85        9.34%         7,164          93%        2.10%          2.10%            4.66%
     $   --        $ 7.68       (2.66%)      $14,473          66%        2.20%          2.20%            3.17%
         --          7.91      (10.52%)       12,754         515%        2.20%          2.20%            3.30%
         --          8.83      (44.61%)       17,371         655%        2.20%          2.20%            3.10%
      (0.72)        15.96       22.04%        44,940         516%        2.17%          2.17%            2.79%
         --         13.56       32.04%         2,374         268%        2.10%          2.10%            4.53%
      (0.03)        10.27        4.32%           886          49%        2.10%          2.10%            9.20%
         --          7.53       (2.85%)       20,626          66%        2.70%          2.70%            3.68%
         --          7.73      (10.84%)       23,271         515%        2.70%          2.70%            3.81%
         --          8.67      (44.92%)       32,208         655%        2.70%          2.70%            3.61%
      (0.72)        15.74       21.47%        67,929         516%        2.64%          2.64%            3.20%
         --         13.44       31.38%         7,722         268%        2.60%          2.60%            5.04%
         --         10.23        3.90%         1,387          49%        2.60%          2.60%            9.80%
         --          7.50       (2.73%)        9,139          66%        2.70%          2.70%            3.68%
         --          7.70      (10.88%)       10,601         515%        2.70%          2.70%            3.82%
         --          8.63      (44.90%)       14,028         655%        2.70%          2.70%            3.62%
      (0.72)        15.68       21.10%        31,232         516%        2.65%          2.65%            3.24%
         --         13.43       31.41%         2,540         268%        2.60%          2.60%            5.05%
         --         10.22        3.69%           872          49%        2.60%          2.60%            9.72%
         --          7.52       (2.72%)        5,046          66%        2.70%          2.70%            3.68%
         --          7.72      (10.85%)        5,676         515%        2.70%          2.70%            3.81%
         --          8.66      (44.91%)        7,252         655%        2.70%          2.70%            3.62%
      (0.72)        15.71       21.34%        13,809         516%        2.63%          2.63%            3.15%
         --         13.43       31.54%         4,305         268%        2.60%          2.60%            5.07%
         --         10.21        3.80%         2,404          49%        2.60%          2.60%            9.58%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $(0.03)              (0.24%)
         --                0.50%
         --               (0.37%)
         --               (1.28%)
      (0.07)              (0.28%)
         --               (0.16%)
         --               (0.81%)
         --                0.03%
         --               (1.08%)
         --               (1.76%)
      (0.02)              (0.80%)
         --               (0.70%)
         --               (0.81%)
         --                0.06%
         --               (1.01%)
         --               (1.76%)
      (0.02)              (0.83%)
         --               (0.58%)
         --               (0.80%)
         --                0.04%
         --               (1.09%)
         --               (1.64%)
      (0.02)              (0.86%)
         --               (0.68%)
     $(0.10)               1.36%(d)
      (0.19)               1.71%(a)
      (0.17)               1.71%
      (0.33)               1.71%
      (0.12)               1.44%
      (0.09)               1.30%
      (0.07)               0.86%(d)
      (0.14)               1.21%(a)
      (0.11)               1.22%
      (0.26)               1.21%
      (0.05)               0.94%
      (0.04)               0.80%
      (0.07)               0.86%(d)
      (0.14)               1.21%(a)
      (0.11)               1.22%
      (0.26)               1.21%
      (0.05)               0.92%
      (0.04)               0.79%
      (0.07)               0.86%(d)
      (0.14)               1.21%(a)
      (0.11)               1.22%
      (0.26)               1.20%
      (0.05)               0.88%
      (0.04)               0.79%
     $   --                0.34%
         --               (0.47%)
         --               (0.49%)
      (0.72)              (0.87%)
         --               (1.19%)
      (0.03)              (0.28%)
         --               (0.19%)
         --               (0.93%)
         --               (1.01%)
      (0.72)              (1.38%)
         --               (1.84%)
         --               (0.74%)
         --               (0.22%)
         --               (0.91%)
         --               (0.99%)
      (0.72)              (1.37%)
         --               (1.74%)
         --               (0.79%)
         --               (0.19%)
         --               (0.92%)
         --               (1.01%)
      (0.72)              (1.42%)
         --               (1.63%)
         --               (0.76%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                              Increase (Decrease) from
                                                                               Investment Operations
                                                                       --------------------------------------
                                                           Net Asset      Net
                                                             Value     Investment   Net Realized   Total from
                                                 Period    Beginning     Income     & Unrealized   Investment
                                                 Ended     of Period     (Loss)     Gain (Loss)    Operations
                                                --------   ---------   ----------   ------------   ----------
ASAF FEDERATED
HIGH YIELD BOND FUND:
------------------------------
------------------------------
 Class A                                        04/30/03*   $ 6.26       $ 0.28       $  0.72       $  1.00
                                                10/31/02      6.96         0.59(b)      (0.69)(b)     (0.10)
                                                10/31/01      8.02         0.75         (1.06)        (0.31)
                                                10/31/00      9.13         0.85         (1.11)        (0.26)
                                                10/31/99      9.38         0.80         (0.25)         0.55
                                                10/31/98      9.93         0.74         (0.55)         0.19
 Class B                                        04/30/03*     6.25         0.26          0.72          0.98
                                                10/31/02      6.96         0.55(b)      (0.69)(b)     (0.14)
                                                10/31/01      8.02         0.71         (1.06)        (0.35)
                                                10/31/00      9.13         0.80         (1.11)        (0.31)
                                                10/31/99      9.39         0.75         (0.26)         0.49
                                                10/31/98      9.93         0.69         (0.54)         0.15
 Class C                                        04/30/03*     6.26         0.26          0.72          0.98
                                                10/31/02      6.96         0.55(b)      (0.68)(b)     (0.13)
                                                10/31/01      8.02         0.71         (1.06)        (0.35)
                                                10/31/00      9.13         0.80         (1.11)        (0.31)
                                                10/31/99      9.38         0.75         (0.25)         0.50
                                                10/31/98      9.93         0.69         (0.55)         0.14
 Class X                                        04/30/03*     6.25         0.26          0.72          0.98
                                                10/31/02      6.95         0.55(b)      (0.68)(b)     (0.13)
                                                10/31/01      8.01         0.71         (1.06)        (0.35)
                                                10/31/00      9.13         0.80         (1.12)        (0.32)
                                                10/31/99      9.39         0.75         (0.26)         0.49
                                                10/31/98      9.93         0.69         (0.54)         0.15
ASAF GABELLI
SMALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                        04/30/03*   $ 9.66       $(0.03)      $  0.97       $  0.94
                                                10/31/02     10.29        (0.08)        (0.34)        (0.42)
                                                10/31/01     10.58        (0.03)         0.12          0.09
                                                10/31/00      8.90         0.03          1.89          1.92
                                                10/31/99      8.85         0.02          0.06          0.08
                                                10/31/98     10.46         0.04         (1.62)        (1.58)
 Class B                                        04/30/03*     9.44        (0.06)         0.96          0.90
                                                10/31/02     10.11        (0.13)        (0.33)        (0.46)
                                                10/31/01     10.46        (0.08)         0.11          0.03
                                                10/31/00      8.84        (0.02)         1.88          1.86
                                                10/31/99      8.80        (0.03)         0.07          0.04
                                                10/31/98     10.44        (0.02)        (1.61)        (1.63)
 Class C                                        04/30/03*     9.43        (0.06)         0.95          0.89
                                                10/31/02     10.10        (0.13)        (0.33)        (0.46)
                                                10/31/01     10.45        (0.08)         0.11          0.03
                                                10/31/00      8.84        (0.02)         1.87          1.85
                                                10/31/99      8.80        (0.03)         0.07          0.04
                                                10/31/98     10.45        (0.02)        (1.62)        (1.64)
 Class X                                        04/30/03*     9.44        (0.06)         0.96          0.90
                                                10/31/02     10.11        (0.13)        (0.33)        (0.46)
                                                10/31/01     10.47        (0.08)         0.10          0.02
                                                10/31/00      8.84        (0.02)         1.89          1.87
                                                10/31/99      8.80        (0.03)         0.07          0.04
                                                10/31/98     10.44        (0.02)        (1.61)        (1.63)
ASAF GOLDMAN SACHS
CONCENTRATED GROWTH FUND(11):
------------------------------
------------------------------
 Class A                                        04/30/03*   $ 9.76       $(0.04)      $  0.16       $  0.12
                                                10/31/02     12.44        (0.12)        (2.56)        (2.68)
                                                10/31/01     22.80         0.01        (10.37)       (10.36)
                                                10/31/00     21.97        (0.11)         0.94          0.83
                                                10/31/99     14.41        (0.10)         7.66          7.56
                                                10/31/98     11.40        (0.01)         3.05          3.04
 Class B                                        04/30/03*     8.54        (0.06)         0.14          0.08
                                                10/31/02     10.94        (0.12)        (2.28)        (2.40)
                                                10/31/01     20.14        (0.07)        (9.13)        (9.20)
                                                10/31/00     19.50        (0.21)         0.85          0.64
                                                10/31/99     12.87        (0.17)         6.80          6.63
                                                10/31/98     10.19        (0.08)         2.77          2.69
 Class C                                        04/30/03*     8.51        (0.06)         0.14          0.08
                                                10/31/02     10.91        (0.12)        (2.28)        (2.40)
                                                10/31/01     20.10        (0.07)        (9.12)        (9.19)
                                                10/31/00     19.47        (0.21)         0.84          0.63
                                                10/31/99     12.85        (0.18)         6.80          6.62
                                                10/31/98     10.19        (0.08)         2.75          2.67
 Class X                                        04/30/03*     8.55        (0.06)         0.14          0.08
                                                10/31/02     10.95        (0.11)        (2.29)        (2.40)
                                                10/31/01     20.17        (0.07)        (9.15)        (9.22)
                                                10/31/00     19.52        (0.22)         0.87          0.65
                                                10/31/99     12.88        (0.18)         6.82          6.64
                                                10/31/98     10.20        (0.09)         2.78          2.69


                                                         Less Distributions
                                               --------------------------------------

                                                From Net     In Excess of    From Net
                                               Investment   Net Investment   Realized
                                                 Income         Income        Gains
                                               ----------   --------------   --------
ASAF FEDERATED
HIGH YIELD BOND FUND:
------------------------------
------------------------------
 Class A                                         $(0.28)        $   --        $   --
                                                  (0.60)            --            --
                                                  (0.75)            --            --
                                                  (0.85)            --            --
                                                  (0.80)            --            --
                                                  (0.74)            --            --
 Class B                                          (0.26)            --            --
                                                  (0.57)            --            --
                                                  (0.71)            --            --
                                                  (0.80)            --            --
                                                  (0.75)            --            --
                                                  (0.69)            --            --
 Class C                                          (0.26)            --            --
                                                  (0.57)            --            --
                                                  (0.71)            --            --
                                                  (0.80)            --            --
                                                  (0.75)            --            --
                                                  (0.69)            --            --
 Class X                                          (0.26)            --            --
                                                  (0.57)            --            --
                                                  (0.71)            --            --
                                                  (0.80)            --            --
                                                  (0.75)            --            --
                                                  (0.69)            --            --
ASAF GABELLI
SMALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                         $   --         $   --        $   --
                                                     --             --         (0.21)
                                                     --             --         (0.38)
                                                     --             --         (0.24)
                                                     --          (0.03)           --
                                                     --          (0.03)           --
 Class B                                             --             --            --
                                                     --             --         (0.21)
                                                     --             --         (0.38)
                                                     --             --         (0.24)
                                                     --             --            --
                                                     --          (0.01)           --
 Class C                                             --             --            --
                                                     --             --         (0.21)
                                                     --             --         (0.38)
                                                     --             --         (0.24)
                                                     --             --            --
                                                     --          (0.01)           --
 Class X                                             --             --            --
                                                     --             --         (0.21)
                                                     --             --         (0.38)
                                                     --             --         (0.24)
                                                     --             --            --
                                                     --          (0.01)           --
ASAF GOLDMAN SACHS
CONCENTRATED GROWTH FUND(11):
------------------------------
------------------------------
 Class A                                         $   --         $   --        $   --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                  (0.02)         (0.01)           --
 Class B                                             --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                  (0.01)            --            --
 Class C                                             --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                  (0.01)            --            --
 Class X                                             --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                     --             --            --
                                                  (0.01)            --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                        Supplemental Data              Ratios of Expenses to Average Net Assets(2)
                  Net Asset   -------------------------------------   ---------------------------------------------
                    Value                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total          End        Total     End of Period   Turnover    Operating    Reimbursement     Reimbursement
  Distributions   of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)     and Waiver(3)
  -------------   ---------   ---------   -------------   ---------   ----------   --------------   ---------------
     $(0.28)       $ 6.98       16.21%     $   37,548        16%         1.50%          1.50%            1.71%
      (0.60)         6.26       (1.75%)        23,613        35%         1.50%          1.50%            1.74%
      (0.75)         6.96       (4.10%)        26,426        31%         1.50%          1.50%            1.82%
      (0.85)         8.02       (3.20%)        16,581        20%         1.50%          1.50%            1.78%
      (0.80)         9.13        5.70%         16,079        18%         1.50%          1.50%            1.81%
      (0.74)         9.38        1.67%          6,979        22%         1.50%          1.50%            2.90%
      (0.26)         6.97       15.94%        120,072        16%         2.00%          2.00%            2.21%
      (0.57)         6.25       (2.39%)        83,293        35%         2.00%          2.00%            2.23%
      (0.71)         6.96       (4.58%)        80,038        31%         2.00%          2.00%            2.33%
      (0.80)         8.02       (3.68%)        73,413        20%         2.00%          2.00%            2.27%
      (0.75)         9.13        5.05%         68,160        18%         2.00%          2.00%            2.31%
      (0.69)         9.39        1.25%         20,495        22%         2.00%          2.00%            3.32%
      (0.26)         6.98       15.92%         34,996        16%         2.00%          2.00%            2.21%
      (0.57)         6.26       (2.24%)        22,882        35%         2.00%          2.00%            2.23%
      (0.71)         6.96       (4.58%)        16,599        31%         2.00%          2.00%            2.33%
      (0.80)         8.02       (3.68%)        12,637        20%         2.00%          2.00%            2.27%
      (0.75)         9.13        5.05%         13,205        18%         2.00%          2.00%            2.32%
      (0.69)         9.38        1.26%          5,732        22%         2.00%          2.00%            3.41%
      (0.26)         6.97       15.94%         15,238        16%         2.00%          2.00%            2.21%
      (0.57)         6.25       (2.25%)        12,882        35%         2.00%          2.00%            2.24%
      (0.71)         6.95       (4.59%)        14,777        31%         2.00%          2.00%            2.34%
      (0.80)         8.01       (3.80%)        16,953        20%         2.00%          2.00%            2.28%
      (0.75)         9.13        5.06%         19,893        18%         2.00%          2.00%            2.32%
      (0.69)         9.39        1.26%         12,402        22%         2.00%          2.00%            3.33%
     $   --        $10.60        9.73%     $   39,222         4%         1.90%          1.90%            2.23%
      (0.21)         9.66       (4.37%)        36,088        24%         1.90%          1.90%            2.15%
      (0.38)        10.29        0.71%         36,357        72%         1.90%          1.90%            2.09%
      (0.24)        10.58       21.99%         23,156        71%         1.81%          1.81%            2.21%
      (0.03)         8.90        0.86%         10,881        35%         1.75%          1.75%            2.61%
      (0.03)         8.85      (15.13%)         7,155         4%         1.75%          1.75%            3.51%
         --         10.34        9.53%         73,417         4%         2.40%          2.40%            2.73%
      (0.21)         9.44       (4.86%)        77,004        24%         2.40%          2.40%            2.66%
      (0.38)        10.11        0.13%         69,831        72%         2.40%          2.40%            2.59%
      (0.24)        10.46       21.45%         41,477        71%         2.31%          2.31%            2.71%
         --          8.84        0.45%         23,890        35%         2.25%          2.25%            3.13%
      (0.01)         8.80      (15.63%)        13,184         4%         2.25%          2.25%            4.03%
         --         10.32        9.44%         37,331         4%         2.40%          2.40%            2.73%
      (0.21)         9.43       (4.86%)        36,245        24%         2.40%          2.40%            2.66%
      (0.38)        10.10        0.13%         32,808        72%         2.40%          2.40%            2.59%
      (0.24)        10.45       21.34%         20,484        71%         2.31%          2.31%            2.71%
         --          8.84        0.45%         13,164        35%         2.25%          2.25%            3.13%
      (0.01)         8.80      (15.71%)         8,298         4%         2.25%          2.25%            3.97%
         --         10.34        9.53%         22,584         4%         2.40%          2.40%            2.73%
      (0.21)         9.44       (4.86%)        22,365        24%         2.40%          2.40%            2.65%
      (0.38)        10.11        0.03%         22,817        72%         2.40%          2.40%            2.59%
      (0.24)        10.47       21.57%         18,557        71%         2.31%          2.31%            2.70%
         --          8.84        0.45%         13,947        35%         2.25%          2.25%            3.12%
      (0.01)         8.80      (15.63%)        12,368         4%         2.25%          2.25%            4.00%
     $   --        $ 9.88        1.23%     $   99,808        93%         1.75%          1.75%            2.31%
         --          9.76      (21.54%)       112,352        76%         1.75%          1.75%            2.16%
         --         12.44      (45.44%)       210,590        54%         1.75%          1.75%            1.98%
         --         22.80        3.78%        463,777        32%         1.72%          1.72%            1.81%
         --         21.97       52.46%        234,575        47%         1.70%          1.71%            2.00%
      (0.03)        14.41       26.77%         24,558        77%         1.70%          1.70%            2.65%
         --          8.62        0.94%        278,006        93%         2.25%          2.25%            2.81%
         --          8.54      (21.94%)       309,908        76%         2.25%          2.25%            2.67%
         --         10.94      (45.68%)       556,811        54%         2.25%          2.25%            2.47%
         --         20.14        3.28%      1,219,774        32%         2.22%          2.22%            2.31%
         --         19.50       51.52%        684,778        47%         2.20%          2.21%            2.51%
      (0.01)        12.87       26.40%         56,582        77%         2.20%          2.20%            3.14%
         --          8.59        0.94%         87,771        93%         2.25%          2.25%            2.81%
         --          8.51      (22.00%)        99,201        76%         2.25%          2.25%            2.67%
         --         10.91      (45.72%)       185,968        54%         2.25%          2.25%            2.47%
         --         20.10        3.24%        421,207        32%         2.22%          2.22%            2.31%
         --         19.47       51.52%        222,230        47%         2.20%          2.21%            2.50%
      (0.01)        12.85       26.20%         21,710        77%         2.20%          2.20%            3.13%
         --          8.63        0.94%         45,441        93%         2.25%          2.25%            2.81%
         --          8.55      (21.92%)        49,108        76%         2.25%          2.25%            2.67%
         --         10.95      (45.71%)        82,210        54%         2.25%          2.25%            2.47%
         --         20.17        3.33%        172,382        32%         2.22%          2.22%            2.31%
         --         19.52       51.55%        133,655        47%         2.20%          2.21%            2.48%
      (0.01)        12.88       26.37%         36,575        77%         2.20%          2.20%            3.16%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $(0.28)               8.19%
      (0.60)               8.58%(b)
      (0.75)               9.77%
      (0.85)               9.68%
      (0.80)               8.26%
      (0.74)               7.42%
      (0.26)               7.75%
      (0.57)               8.10%(b)
      (0.71)               9.40%
      (0.80)               9.14%
      (0.75)               7.73%
      (0.69)               6.90%
      (0.26)               7.75%
      (0.57)               8.08%(b)
      (0.71)               9.33%
      (0.80)               9.14%
      (0.75)               7.74%
      (0.69)               6.96%
      (0.26)               7.79%
      (0.57)               8.12%(b)
      (0.71)               9.46%
      (0.80)               9.16%
      (0.75)               7.76%
      (0.69)               6.96%
     $   --               (0.65%)
      (0.21)              (0.72%)
      (0.38)              (0.28%)
      (0.24)               0.26%
      (0.03)               0.17%
      (0.03)               0.20%
         --               (1.15%)
      (0.21)              (1.21%)
      (0.38)              (0.78%)
      (0.24)              (0.22%)
         --               (0.35%)
      (0.01)              (0.30%)
         --               (1.15%)
      (0.21)              (1.21%)
      (0.38)              (0.78%)
      (0.24)              (0.22%)
         --               (0.34%)
      (0.01)              (0.32%)
         --               (1.16%)
      (0.21)              (1.21%)
      (0.38)              (0.77%)
      (0.24)              (0.22%)
         --               (0.31%)
      (0.01)              (0.32%)
     $   --               (0.94%)
         --               (1.05%)
         --                0.05%
         --               (0.45%)
         --               (0.49%)
      (0.03)              (0.24%)
         --               (1.45%)
         --               (1.21%)
         --               (0.45%)
         --               (0.95%)
         --               (0.98%)
      (0.01)              (0.74%)
         --               (1.45%)
         --               (1.19%)
         --               (0.45%)
         --               (0.95%)
         --               (0.99%)
      (0.01)              (0.75%)
         --               (1.45%)
         --               (1.11%)
         --               (0.45%)
         --               (0.96%)
         --               (1.02%)
      (0.01)              (0.76%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                             Increase (Decrease) from
                                                                              Investment Operations
                                                        Net Asset   ------------------------------------------
                                                          Value          Net        Net Realized    Total from
                                              Period    Beginning    Investment     & Unrealized    Investment
                                              Ended     of Period   Income (Loss)   Gain (Loss)     Operations
                                             --------   ---------   -------------   ------------    ----------
ASAF INVESCO
CAPITAL INCOME FUND(11):
------------------------------
------------------------------
 Class A                                     04/30/03*   $10.41        $ 0.06          $ 0.33         $ 0.39
                                             10/31/02     12.11          0.13           (1.67)         (1.54)
                                             10/31/01     14.51          0.20           (2.41)         (2.21)
                                             10/31/00     13.66          0.22            1.03           1.25
                                             10/31/99     11.75          0.22            1.84           2.06
                                             10/31/98     10.45          0.22            1.20           1.42
 Class B                                     04/30/03*    10.43          0.03            0.34           0.37
                                             10/31/02     12.14          0.07           (1.68)         (1.61)
                                             10/31/01     14.55          0.13           (2.42)         (2.29)
                                             10/31/00     13.69          0.15            1.04           1.19
                                             10/31/99     11.77          0.14            1.87           2.01
                                             10/31/98     10.45          0.15            1.24           1.39
 Class C                                     04/30/03*    10.43          0.03            0.33           0.36
                                             10/31/02     12.13          0.07           (1.67)         (1.60)
                                             10/31/01     14.54          0.13           (2.42)         (2.29)
                                             10/31/00     13.68          0.15            1.04           1.19
                                             10/31/99     11.77          0.14            1.86           2.00
                                             10/31/98     10.46          0.15            1.23           1.38
 Class X                                     04/30/03*    10.43          0.03            0.33           0.36
                                             10/31/02     12.13          0.07           (1.67)         (1.60)
                                             10/31/01     14.53          0.14           (2.42)         (2.28)
                                             10/31/00     13.68          0.14            1.04           1.18
                                             10/31/99     11.76          0.13            1.88           2.01
                                             10/31/98     10.45          0.15            1.23           1.38
ASAF
MONEY MARKET FUND(11):
------------------------------
------------------------------
 Class A                                     04/30/03*   $ 1.00        $0.002          $   --+        $0.002
                                             10/31/02      1.00         0.006              --+         0.006
                                             10/31/01      1.00         0.040              --+         0.040
                                             10/31/00      1.00         0.048              --          0.048
                                             10/31/99      1.00         0.035              --          0.035
                                             10/31/98      1.00         0.039              --          0.039
 Class B                                     04/30/03*     1.00            --+             --+            --+
                                             10/31/02      1.00         0.001              --+         0.001
                                             10/31/01      1.00         0.030              --+         0.030
                                             10/31/00      1.00         0.042              --          0.042
                                             10/31/99      1.00         0.030              --          0.030
                                             10/31/98      1.00         0.033              --          0.033
 Class C                                     04/30/03*     1.00            --+             --+            --+
                                             10/31/02      1.00         0.001              --+         0.001
                                             10/31/01      1.00         0.030              --+         0.030
                                             10/31/00      1.00         0.043              --          0.043
                                             10/31/99      1.00         0.030              --          0.030
                                             10/31/98      1.00         0.034              --          0.034
 Class X                                     04/30/03*     1.00            --+             --+            --+
                                             10/31/02      1.00         0.001              --+         0.001
                                             10/31/01      1.00         0.030              --+         0.030
                                             10/31/00      1.00         0.042              --          0.042
                                             10/31/99      1.00         0.030              --          0.030
                                             10/31/98      1.00         0.034              --          0.034
ASAF PIMCO
TOTAL RETURN BOND FUND(11):
------------------------------
------------------------------
 Class A                                     04/30/03*   $10.83        $ 0.13          $ 0.49         $ 0.62
                                             10/31/02     11.04          0.34(a)(c)      0.06(a)(c)     0.40
                                             10/31/01     10.18          0.48            0.86           1.34
                                             10/31/00     10.11          0.58            0.07           0.65
                                             10/31/99     10.79          0.60           (0.61)         (0.01)
                                             10/31/98     10.28          0.35            0.54           0.89
 Class B                                     04/30/03*    10.73          0.11            0.47           0.58
                                             10/31/02     10.93          0.28(a)(c)      0.07(a)(c)     0.35
                                             10/31/01     10.08          0.43            0.85           1.28
                                             10/31/00     10.01          0.53            0.07           0.60
                                             10/31/99     10.68          0.54           (0.60)         (0.06)
                                             10/31/98     10.16          0.31            0.53           0.84
 Class C                                     04/30/03*    10.72          0.11            0.47           0.58
                                             10/31/02     10.93          0.28(a)(c)      0.06(a)(c)     0.34
                                             10/31/01     10.08          0.43            0.85           1.28
                                             10/31/00     10.01          0.53            0.07           0.60
                                             10/31/99     10.67          0.54           (0.59)         (0.05)
                                             10/31/98     10.16          0.31            0.52           0.83
 Class X                                     04/30/03*    10.74          0.12            0.46           0.58
                                             10/31/02     10.94          0.28(a)(c)      0.07(a)(c)     0.35
                                             10/31/01     10.09          0.43            0.85           1.28
                                             10/31/00     10.02          0.53            0.07           0.60
                                             10/31/99     10.69          0.54           (0.60)         (0.06)
                                             10/31/98     10.17          0.34            0.50           0.84


                                                      Less Distributions
                                            --------------------------------------
                                             From Net     In Excess of    From Net
                                            Investment   Net Investment   Realized
                                              Income         Income        Gains
                                            ----------   --------------   --------
ASAF INVESCO
CAPITAL INCOME FUND(11):
------------------------------
------------------------------
 Class A                                     $ (0.06)        $   --        $   --
                                               (0.16)            --            --
                                               (0.19)            --            --
                                               (0.21)            --         (0.19)
                                               (0.15)            --            --
                                               (0.12)            --            --
 Class B                                       (0.03)            --            --
                                               (0.10)            --            --
                                               (0.12)            --            --
                                               (0.14)            --         (0.19)
                                               (0.09)            --            --
                                               (0.07)            --            --
 Class C                                       (0.03)            --            --
                                               (0.10)            --            --
                                               (0.12)            --            --
                                               (0.14)            --         (0.19)
                                               (0.09)            --            --
                                               (0.07)            --            --
 Class X                                       (0.03)            --            --
                                               (0.10)            --            --
                                               (0.12)            --            --
                                               (0.14)            --         (0.19)
                                               (0.09)            --            --
                                               (0.07)            --            --
ASAF
MONEY MARKET FUND(11):
------------------------------
------------------------------
 Class A                                     $(0.002)        $   --        $   --+
                                              (0.006)            --            --+
                                              (0.040)            --            --+
                                              (0.048)            --            --
                                              (0.035)            --            --
                                              (0.039)            --            --
 Class B                                          --+            --            --+
                                              (0.001)            --            --+
                                              (0.030)            --            --+
                                              (0.043)            --            --
                                              (0.030)            --            --
                                              (0.033)            --            --
 Class C                                          --+            --            --+
                                              (0.001)            --            --+
                                              (0.030)            --            --+
                                              (0.043)            --            --
                                              (0.030)            --            --
                                              (0.034)            --            --
 Class X                                          --+            --            --+
                                              (0.001)            --            --+
                                              (0.030)            --            --+
                                              (0.043)            --            --
                                              (0.030)            --            --
                                              (0.034)            --            --
ASAF PIMCO
TOTAL RETURN BOND FUND(11):
------------------------------
------------------------------
 Class A                                     $ (0.17)        $   --        $(0.33)
                                               (0.36)            --         (0.25)
                                               (0.48)            --            --
                                               (0.58)            --            --
                                               (0.60)            --         (0.07)
                                               (0.38)            --            --
 Class B                                       (0.14)            --         (0.33)
                                               (0.30)            --         (0.25)
                                               (0.43)            --            --
                                               (0.53)            --            --
                                               (0.54)            --         (0.07)
                                               (0.32)            --            --
 Class C                                       (0.14)            --         (0.33)
                                               (0.30)            --         (0.25)
                                               (0.43)            --            --
                                               (0.53)            --            --
                                               (0.54)            --         (0.07)
                                               (0.32)            --            --
 Class X                                       (0.14)            --         (0.33)
                                               (0.30)            --         (0.25)
                                               (0.43)            --            --
                                               (0.53)            --            --
                                               (0.54)            --         (0.07)
                                               (0.32)            --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   --------------
     $ (0.06)        $10.74          3.72%      $ 36,956          14%        1.67%          1.67%            1.86%
       (0.16)         10.41        (12.91%)       39,223          36%        1.67%          1.67%            1.80%
       (0.19)         12.11        (15.39%)       56,537          25%        1.67%          1.67%            1.71%
       (0.40)         14.51          9.35%        54,424          63%        1.60%          1.64%            1.76%
       (0.15)         13.66         17.60%        31,960          66%        1.55%          1.59%            1.91%
       (0.12)         11.75         13.64%         8,911          70%        1.55%          1.55%            2.86%
       (0.03)         10.77          3.55%        89,520          14%        2.17%          2.17%            2.36%
       (0.10)         10.43        (13.40%)       97,872          36%        2.17%          2.17%            2.30%
       (0.12)         12.14        (15.82%)      139,634          25%        2.17%          2.17%            2.21%
       (0.33)         14.55          8.86%       138,391          63%        2.10%          2.14%            2.26%
       (0.09)         13.69         17.08%        79,962          66%        2.05%          2.09%            2.42%
       (0.07)         11.77         13.30%        18,045          70%        2.05%          2.05%            3.38%
       (0.03)         10.76          3.45%        38,030          14%        2.17%          2.17%            2.36%
       (0.10)         10.43        (13.33%)       38,192          36%        2.17%          2.17%            2.30%
       (0.12)         12.13        (15.83%)       56,530          25%        2.17%          2.17%            2.21%
       (0.33)         14.54          8.78%        56,401          63%        2.10%          2.14%            2.26%
       (0.09)         13.68         17.08%        34,157          66%        2.05%          2.09%            2.41%
       (0.07)         11.77         13.19%         8,362          70%        2.05%          2.05%            3.33%
       (0.03)         10.76          3.45%        25,458          14%        2.17%          2.17%            2.36%
       (0.10)         10.43        (13.33%)       27,589          36%        2.17%          2.17%            2.30%
       (0.12)         12.13        (15.77%)       37,635          25%        2.17%          2.17%            2.21%
       (0.33)         14.53          8.79%        42,330          63%        2.10%          2.14%            2.26%
       (0.09)         13.68         17.09%        33,884          66%        2.05%          2.09%            2.42%
       (0.07)         11.76         13.21%        18,296          70%        2.05%          2.05%            3.35%
     $(0.002)        $ 1.00          0.00%      $135,035         N/A         0.93%          0.93%            1.40%
      (0.006)          1.00          0.65%       135,044         N/A         1.39%          1.39%            1.46%
      (0.040)          1.00          3.61%       176,679         N/A         1.41%          1.41%            1.41%
      (0.048)          1.00          4.85%       108,598         N/A         1.48%          1.48%            1.48%
      (0.035)          1.00          3.57%        43,004         N/A         1.50%          1.50%            1.63%
      (0.039)          1.00          3.94%         7,372         N/A         1.50%          1.50%            2.42%
          --+          1.00          0.00%       153,108         N/A         1.44%          1.44%            1.90%
      (0.001)          1.00          0.15%       157,867         N/A         1.89%          1.89%            1.96%
      (0.030)          1.00          3.09%       147,983         N/A         1.91%          1.91%            1.91%
      (0.043)          1.00          4.33%        75,980         N/A         1.98%          1.98%            1.98%
      (0.030)          1.00          3.05%        79,202         N/A         2.00%          2.00%            2.12%
      (0.033)          1.00          3.39%        16,554         N/A         2.00%          2.00%            2.89%
          --+          1.00          0.00%        60,269         N/A         1.44%          1.44%            1.90%
      (0.001)          1.00          0.15%        73,787         N/A         1.89%          1.89%            1.96%
      (0.030)          1.00          3.09%        73,282         N/A         1.91%          1.91%            1.91%
      (0.043)          1.00          4.33%        31,743         N/A         1.98%          1.98%            1.98%
      (0.030)          1.00          3.06%        28,923         N/A         2.00%          2.00%            2.13%
      (0.034)          1.00          3.42%         6,895         N/A         2.00%          2.00%            3.07%
          --+          1.00          0.00%        31,336         N/A         1.44%          1.44%            1.91%
      (0.001)          1.00          0.15%        32,558         N/A         1.89%          1.89%            1.96%
      (0.030)          1.00          3.09%        30,941         N/A         1.91%          1.91%            1.91%
      (0.043)          1.00          4.33%        18,632         N/A         1.98%          1.98%            1.98%
      (0.030)          1.00          3.06%        28,385         N/A         2.00%          2.00%            2.13%
      (0.034)          1.00          3.42%        12,533         N/A         2.00%          2.00%            3.18%
     $ (0.50)        $10.95          6.12%      $128,212          83%        1.50%          1.50%            1.51%
       (0.61)         10.83          4.26%       109,692         250%        1.50%          1.50%            1.57%
       (0.48)         11.04         13.49%        93,305         394%        1.50%          1.50%            1.54%
       (0.58)         10.18          6.67%        34,799         464%        1.43%          1.43%            1.59%
       (0.67)         10.11         (0.55%)       23,140         145%        1.40%          1.40%            1.73%
       (0.38)         10.79          8.79%         6,034         418%        1.40%          1.40%            2.93%
       (0.47)         10.84          5.78%       297,852          83%        2.00%          2.00%            2.02%
       (0.55)         10.73          3.71%       287,193         250%        2.00%          2.00%            2.07%
       (0.43)         10.93         13.03%       217,344         394%        2.00%          2.00%            2.06%
       (0.53)         10.08          6.16%       102,417         464%        1.94%          1.94%            2.11%
       (0.61)         10.01         (1.02%)       83,936         145%        1.90%          1.90%            2.23%
       (0.32)         10.68          8.36%        17,821         418%        1.90%          1.90%            3.58%
       (0.47)         10.83          5.77%       109,373          83%        2.00%          2.00%            2.02%
       (0.55)         10.72          3.61%       104,916         250%        2.00%          2.00%            2.07%
       (0.43)         10.93         13.04%        75,605         394%        2.00%          2.00%            2.06%
       (0.53)         10.08          6.16%        27,548         464%        1.94%          1.94%            2.11%
       (0.61)         10.01         (0.92%)       26,112         145%        1.90%          1.90%            2.24%
       (0.32)         10.67          8.26%         8,743         418%        1.90%          1.90%            3.52%
       (0.47)         10.85          5.77%        45,517          83%        2.00%          2.00%            2.02%
       (0.55)         10.74          3.72%        41,855         250%        2.00%          2.00%            2.07%
       (0.43)         10.94         13.02%        32,044         394%        2.00%          2.00%            2.07%
       (0.53)         10.09          6.16%        21,185         464%        1.94%          1.94%            2.11%
       (0.61)         10.02         (1.00%)       19,574         145%        1.90%          1.90%            2.25%
       (0.32)         10.69          8.35%        11,698         418%        1.90%          1.90%            3.68%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $ (0.06)             1.08%
       (0.16)             1.10%
       (0.19)             1.48%
       (0.40)             1.51%
       (0.15)             1.52%
       (0.12)             1.72%
       (0.03)             0.58%
       (0.10)             0.60%
       (0.12)             0.98%
       (0.33)             1.02%
       (0.09)             1.02%
       (0.07)             1.27%
       (0.03)             0.57%
       (0.10)             0.60%
       (0.12)             0.98%
       (0.33)             1.02%
       (0.09)             1.02%
       (0.07)             1.27%
       (0.03)             0.58%
       (0.10)             0.60%
       (0.12)             0.99%
       (0.33)             1.02%
       (0.09)             0.99%
       (0.07)             1.27%
     $(0.002)             0.50%
      (0.006)             0.66%
      (0.040)             3.55%
      (0.048)             5.03%
      (0.035)             3.56%
      (0.039)             3.90%
          --+             0.00%
      (0.001)             0.14%
      (0.030)             2.78%
      (0.043)             4.27%
      (0.030)             3.04%
      (0.033)             3.30%
          --+             0.00%
      (0.001)             0.13%
      (0.030)             2.95%
      (0.043)             4.43%
      (0.030)             3.07%
      (0.034)             3.40%
          --+             0.00%
      (0.001)             0.14%
      (0.030)             2.95%
      (0.043)             4.16%
      (0.030)             3.06%
      (0.034)             3.42%
     $ (0.50)             2.64%(d)
       (0.61)             3.10%(a)(c)
       (0.48)             4.21%
       (0.58)             5.61%
       (0.67)             5.33%
       (0.38)             4.76%
       (0.47)             2.20%(d)
       (0.55)             2.60%(a)(c)
       (0.43)             3.90%
       (0.53)             5.26%
       (0.61)             4.82%
       (0.32)             4.23%
       (0.47)             2.20%(d)
       (0.55)             2.59%(a)(c)
       (0.43)             3.82%
       (0.53)             5.26%
       (0.61)             4.84%
       (0.32)             4.27%
       (0.47)             2.20%(d)
       (0.55)             2.61%(a)(c)
       (0.43)             3.98%
       (0.53)             5.28%
       (0.61)             4.86%
       (0.32)             4.25%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                             Increase (Decrease) from
                                                                               Investment Operations
                                                          Net Asset  -----------------------------------------
                                                            Value         Net        Net Realized   Total from
                                               Period     Beginning   Investment     & Unrealized   Investment
                                                Ended     of Period  Income (Loss)   Gain (Loss)    Operations
                                             -----------  ---------  -------------   ------------   ----------
ASAF PBHG
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                     04/30/03*     $  8.34      $(0.05)         $ 0.28        $ 0.23
                                             10/31/02        11.04       (0.16)          (2.54)        (2.70)
                                             10/31/01        17.30       (0.15)          (6.11)        (6.26)
                                             10/31/00        17.08       (0.18)           0.51          0.33
                                             10/31/99         9.11       (0.10)           8.07          7.97
                                             10/31/98         9.94       (0.07)          (0.76)        (0.83)
 Class B                                     04/30/03*        8.13       (0.07)           0.28          0.21
                                             10/31/02        10.81       (0.21)          (2.47)        (2.68)
                                             10/31/01        17.02       (0.21)          (6.00)        (6.21)
                                             10/31/00        16.87       (0.29)           0.55          0.26
                                             10/31/99         9.04       (0.17)           8.00          7.83
                                             10/31/98         9.93       (0.12)          (0.77)        (0.89)
 Class C                                     04/30/03*        8.14       (0.07)           0.27          0.20
                                             10/31/02        10.82       (0.21)          (2.47)        (2.68)
                                             10/31/01        17.03       (0.21)          (6.00)        (6.21)
                                             10/31/00        16.90       (0.29)           0.53          0.24
                                             10/31/99         9.06       (0.16)           8.00          7.84
                                             10/31/98         9.94       (0.10)          (0.78)        (0.88)
 Class X                                     04/30/03*        8.13       (0.07)           0.28          0.21
                                             10/31/02        10.81       (0.21)          (2.47)        (2.68)
                                             10/31/01        17.03       (0.22)          (6.00)        (6.22)
                                             10/31/00        16.90       (0.29)           0.53          0.24
                                             10/31/99         9.06       (0.15)           7.99          7.84
                                             10/31/98         9.93       (0.11)          (0.76)        (0.87)
ASAF ALLIANCE
GROWTH FUND:
------------------------------
------------------------------
 Class A                                     04/30/03*     $  7.72      $(0.03)         $ 0.12        $ 0.09
                                             10/31/02         9.47       (0.09)          (1.66)        (1.75)
                                             10/31/01        15.92       (0.11)          (4.91)        (5.02)
                                             10/31/00        13.64       (0.20)           2.85          2.65
                                             10/31/99        10.44       (0.15)           3.35          3.20
                                             10/31/98(4)     10.00       (0.10)           0.54          0.44
 Class B                                     04/30/03*        7.55       (0.04)           0.11          0.07
                                             10/31/02         9.30       (0.13)          (1.62)        (1.75)
                                             10/31/01        15.74       (0.16)          (4.85)        (5.01)
                                             10/31/00        13.55       (0.28)           2.84          2.56
                                             10/31/99        10.43       (0.21)           3.33          3.12
                                             10/31/98(4)     10.00       (0.14)           0.57          0.43
 Class C                                     04/30/03*        7.53       (0.04)           0.10          0.06
                                             10/31/02         9.27       (0.13)          (1.61)        (1.74)
                                             10/31/01        15.69       (0.16)          (4.83)        (4.99)
                                             10/31/00        13.51       (0.28)           2.83          2.55
                                             10/31/99        10.40       (0.21)           3.32          3.11
                                             10/31/98(4)     10.00       (0.14)           0.54          0.40
 Class X                                     04/30/03*        7.54       (0.04)           0.10          0.06
                                             10/31/02         9.28       (0.13)          (1.61)        (1.74)
                                             10/31/01        15.70       (0.16)          (4.83)        (4.99)
                                             10/31/00        13.51       (0.28)           2.84          2.56
                                             10/31/99        10.41       (0.21)           3.31          3.10
                                             10/31/98(4)     10.00       (0.14)           0.55          0.41
ASAF ALLIANCE
GROWTH AND INCOME FUND:
------------------------------
------------------------------
 Class A                                     04/30/03*     $  9.56      $ 0.02          $ 0.66        $ 0.68
                                             10/31/02        12.23        0.03           (2.40)        (2.37)
                                             10/31/01        13.76          --           (0.94)        (0.94)
                                             10/31/00        12.33        0.04            1.39          1.43
                                             10/31/99        10.52        0.06            1.80          1.86
                                             10/31/98(4)     10.00        0.05            0.50          0.55
 Class B                                     04/30/03*        9.41       (0.01)           0.66          0.65
                                             10/31/02        12.10       (0.03)          (2.36)        (2.39)
                                             10/31/01        13.69       (0.07)          (0.93)        (1.00)
                                             10/31/00        12.32       (0.02)           1.39          1.37
                                             10/31/99        10.53       (0.01)           1.81          1.80
                                             10/31/98(4)     10.00        0.01            0.52          0.53
 Class C                                     04/30/03*        9.40       (0.01)           0.66          0.65
                                             10/31/02        12.09       (0.03)          (2.36)        (2.39)
                                             10/31/01        13.67       (0.07)          (0.92)        (0.99)
                                             10/31/00        12.31       (0.03)           1.39          1.36
                                             10/31/99        10.51       (0.01)           1.82          1.81
                                             10/31/98(4)     10.00        0.01            0.50          0.51
 Class X                                     04/30/03*        9.39       (0.01)           0.66          0.65
                                             10/31/02        12.08       (0.03)          (2.36)        (2.39)
                                             10/31/01        13.66       (0.06)          (0.93)        (0.99)
                                             10/31/00        12.30       (0.02)           1.38          1.36
                                             10/31/99        10.52       (0.01)           1.80          1.79
                                             10/31/98(4)     10.00        0.01            0.51          0.52


                                                      Less Distributions
                                            --------------------------------------
                                             From Net     In Excess of    From Net
                                            Investment   Net Investment   Realized
                                              Income         Income        Gains
                                            ----------   --------------   --------
ASAF PBHG
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                      $   --         $   --        $   --
                                                  --             --            --
                                                  --             --            --
                                                  --             --         (0.11)
                                                  --             --            --
                                                  --             --            --
 Class B                                          --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --         (0.11)
                                                  --             --            --
                                                  --             --            --
 Class C                                          --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --         (0.11)
                                                  --             --            --
                                                  --             --            --
 Class X                                          --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --         (0.11)
                                                  --             --            --
                                                  --             --            --
ASAF ALLIANCE
GROWTH FUND:
------------------------------
------------------------------
 Class A                                      $   --         $   --        $   --
                                                  --             --            --
                                                  --             --         (1.43)
                                                  --             --         (0.37)
                                                  --             --            --
                                                  --             --            --
 Class B                                          --             --            --
                                                  --             --            --
                                                  --             --         (1.43)
                                                  --             --         (0.37)
                                                  --             --            --
                                                  --             --            --
 Class C                                          --             --            --
                                                  --             --            --
                                                  --             --         (1.43)
                                                  --             --         (0.37)
                                                  --             --            --
                                                  --             --            --
 Class X                                          --             --            --
                                                  --             --            --
                                                  --             --         (1.43)
                                                  --             --         (0.37)
                                                  --             --            --
                                                  --             --            --
ASAF ALLIANCE
GROWTH AND INCOME FUND:
------------------------------
------------------------------
 Class A                                      $   --         $   --        $   --
                                                  --             --         (0.30)
                                                  --             --         (0.59)
                                                  --             --            --
                                               (0.01)         (0.04)           --
                                               (0.03)            --            --
 Class B                                          --             --            --
                                                  --             --         (0.30)
                                                  --             --         (0.59)
                                                  --             --            --
                                                  --          (0.01)           --
                                                  --             --            --
 Class C                                          --             --            --
                                                  --             --         (0.30)
                                                  --             --         (0.59)
                                                  --             --            --
                                                  --          (0.01)           --
                                                  --             --            --
 Class X                                          --             --            --
                                                  --             --         (0.30)
                                                  --             --         (0.59)
                                                  --             --            --
                                                  --          (0.01)           --
                                                  --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)    and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   --------------
     $   --          $ 8.57          2.76%      $ 21,035          53%        1.80%          1.80%            2.40%
         --            8.34        (24.46%)       22,388         120%        1.80%          1.80%            2.21%
         --           11.04        (36.18%)       43,941         103%        1.80%          1.80%            2.04%
      (0.11)          17.30          1.69%        85,342          90%        1.73%          1.73%            1.84%
         --           17.08         87.80%        54,039          74%        1.70%          1.71%            2.20%
         --            9.11         (8.45%)        1,801          94%        1.70%          1.70%            6.38%
         --            8.34          2.58%        44,665          53%        2.30%          2.30%            2.90%
         --            8.13        (24.79%)       48,295         120%        2.30%          2.30%            2.72%
         --           10.81        (36.52%)       80,943         103%        2.30%          2.30%            2.54%
      (0.11)          17.02          1.29%       169,925          90%        2.23%          2.23%            2.34%
         --           16.87         86.73%        98,524          74%        2.20%          2.21%            2.69%
         --            9.04         (8.96%)        2,685          94%        2.20%          2.20%            6.86%
         --            8.34          2.46%        18,416          53%        2.30%          2.30%            2.90%
         --            8.14        (24.77%)       19,674         120%        2.30%          2.30%            2.72%
         --           10.82        (36.50%)       31,186         103%        2.30%          2.30%            2.54%
      (0.11)          17.03          1.23%        72,934          90%        2.23%          2.23%            2.34%
         --           16.90         86.64%        38,337          74%        2.20%          2.21%            2.73%
         --            9.06         (8.85%)        2,090          94%        2.20%          2.20%            6.60%
         --            8.34          2.58%        10,468          53%        2.30%          2.30%            2.90%
         --            8.13        (24.79%)       11,238         120%        2.30%          2.30%            2.73%
         --           10.81        (36.52%)       17,624         103%        2.30%          2.30%            2.54%
      (0.11)          17.03          1.17%        33,072          90%        2.23%          2.23%            2.34%
         --           16.90         86.53%        24,312          74%        2.20%          2.21%            2.82%
         --            9.06         (8.76%)        4,085          94%        2.20%          2.20%            6.69%
     $   --          $ 7.81          1.17%      $ 17,982          23%        1.80%          1.80%            2.30%
         --            7.72        (18.48%)       19,663          51%        1.80%          1.80%            2.14%
      (1.43)           9.47        (33.79%)       30,153         103%        1.80%          1.80%            2.06%
      (0.37)          15.92         19.38%        33,339         122%        1.78%          1.85%            1.98%
         --           13.64         30.65%         9,271         320%        1.80%          1.80%            2.41%
         --           10.44          4.40%         2,690         207%        1.80%          1.80%            4.29%
         --            7.62          0.93%        32,891          23%        2.30%          2.30%            2.80%
         --            7.55        (18.82%)       37,401          51%        2.30%          2.30%            2.64%
      (1.43)           9.30        (34.02%)       55,216         103%        2.30%          2.30%            2.55%
      (0.37)          15.74         18.84%        82,198         122%        2.28%          2.34%            2.47%
         --           13.55         29.91%        29,219         320%        2.30%          2.30%            2.91%
         --           10.43          4.30%         7,468         207%        2.30%          2.30%            4.77%
         --            7.59          0.80%        15,636          23%        2.30%          2.30%            2.80%
         --            7.53        (18.77%)       17,791          51%        2.30%          2.30%            2.65%
      (1.43)           9.27        (34.00%)       21,705         103%        2.30%          2.30%            2.55%
      (0.37)          15.69         18.82%        25,565         122%        2.28%          2.34%            2.47%
         --           13.51         29.90%         7,371         320%        2.30%          2.30%            2.92%
         --           10.40          4.00%         2,634         207%        2.30%          2.30%            4.67%
         --            7.60          0.80%         9,428          23%        2.30%          2.30%            2.80%
         --            7.54        (18.75%)       10,626          51%        2.30%          2.30%            2.64%
      (1.43)           9.28        (33.98%)       15,003         103%        2.30%          2.30%            2.54%
      (0.37)          15.70         18.89%        24,186         122%        2.28%          2.34%            2.45%
         --           13.51         29.78%        13,212         320%        2.30%          2.30%            2.93%
         --           10.41          4.10%         6,879         207%        2.30%          2.30%            4.77%
     $   --          $10.24          7.11%      $ 47,500          25%        1.65%          1.65%            2.15%
      (0.30)           9.56        (19.99%)       47,611          88%        1.65%          1.65%            2.04%
      (0.59)          12.23         (7.16%)       66,446         128%        1.65%          1.65%            1.94%
         --           13.76         11.60%        49,218         135%        1.62%          1.73%            2.09%
      (0.05)          12.33         17.72%        28,123          47%        1.60%          1.63%            2.21%
      (0.03)          10.52          5.48%         5,572          42%        1.60%          1.60%            3.57%
         --           10.06          6.91%       101,549          25%        2.15%          2.15%            2.64%
      (0.30)           9.41        (20.37%)      106,401          88%        2.15%          2.15%            2.54%
      (0.59)          12.10         (7.65%)      152,314         128%        2.15%          2.15%            2.44%
         --           13.69         11.12%       110,793         135%        2.12%          2.23%            2.59%
      (0.01)          12.32         17.05%        66,009          47%        2.10%          2.13%            2.71%
         --           10.53          5.32%        10,710          42%        2.10%          2.10%            4.06%
         --           10.05          6.92%        47,700          25%        2.15%          2.15%            2.64%
      (0.30)           9.40        (20.39%)       50,779          88%        2.15%          2.15%            2.54%
      (0.59)          12.09         (7.59%)       64,103         128%        2.15%          2.15%            2.44%
         --           13.67         11.05%        47,592         135%        2.12%          2.23%            2.59%
      (0.01)          12.31         17.18%        23,210          47%        2.10%          2.13%            2.72%
         --           10.51          5.12%         5,019          42%        2.10%          2.10%            4.01%
         --           10.04          6.92%        24,989          25%        2.15%          2.15%            2.65%
      (0.30)           9.39        (20.41%)       25,972          88%        2.15%          2.15%            2.54%
      (0.59)          12.08         (7.60%)       36,297         128%        2.15%          2.15%            2.44%
         --           13.66         11.06%        33,141         135%        2.12%          2.23%            2.60%
      (0.01)          12.30         16.97%        24,369          47%        2.10%          2.13%            2.72%
         --           10.52          5.22%        11,350          42%        2.10%          2.10%            3.98%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $   --               (1.21%)
         --               (1.49%)
         --               (1.21%)
      (0.11)              (0.81%)
         --               (0.73%)
         --               (0.75%)
         --               (1.71%)
         --               (1.98%)
         --               (1.71%)
      (0.11)              (1.31%)
         --               (1.24%)
         --               (1.26%)
         --               (1.71%)
         --               (1.98%)
         --               (1.71%)
      (0.11)              (1.31%)
         --               (1.25%)
         --               (1.13%)
         --               (1.71%)
         --               (1.98%)
         --               (1.71%)
      (0.11)              (1.31%)
         --               (1.21%)
         --               (1.19%)
     $   --               (0.75%)
         --               (0.98%)
      (1.43)              (0.93%)
      (0.37)              (1.18%)
         --               (1.15%)
         --               (1.12%)
         --               (1.25%)
         --               (1.49%)
      (1.43)              (1.43%)
      (0.37)              (1.67%)
         --               (1.66%)
         --               (1.62%)
         --               (1.25%)
         --               (1.49%)
      (1.43)              (1.43%)
      (0.37)              (1.67%)
         --               (1.68%)
         --               (1.62%)
         --               (1.25%)
         --               (1.48%)
      (1.43)              (1.43%)
      (0.37)              (1.65%)
         --               (1.68%)
         --               (1.62%)
     $   --                0.34%
      (0.30)               0.25%
      (0.59)              (0.01%)
         --                0.31%
      (0.05)               0.39%
      (0.03)               0.62%
         --               (0.16%)
      (0.30)              (0.25%)
      (0.59)              (0.51%)
         --               (0.19%)
      (0.01)              (0.13%)
         --                0.14%
         --               (0.16%)
      (0.30)              (0.25%)
      (0.59)              (0.51%)
         --               (0.20%)
      (0.01)              (0.12%)
         --                0.15%
         --               (0.16%)
      (0.30)              (0.24%)
      (0.59)              (0.51%)
         --               (0.18%)
      (0.01)              (0.08%)
         --                0.17%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                             Increase (Decrease) from
                                                                               Investment Operations
                                                          Net Asset  -----------------------------------------
                                                            Value         Net        Net Realized   Total from
                                               Period     Beginning   Investment     & Unrealized   Investment
                                                Ended     of Period  Income (Loss)   Gain (Loss)    Operations
                                             -----------  ---------  -------------   ------------   ----------
ASAF WILLIAM BLAIR
INTERNATIONAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                     04/30/03*     $  8.21      $(0.01)         $(0.05)       $(0.06)
                                             10/31/02         9.90          --+          (1.69)        (1.69)
                                             10/31/01        17.27       (0.13)          (6.67)        (6.80)
                                             10/31/00        14.06       (0.08)           3.29          3.21
                                             10/31/99        10.55       (0.09)           3.60          3.51
                                             10/31/98(4)     10.00        0.01            0.54          0.55
 Class B                                     04/30/03*        8.06       (0.03)          (0.04)        (0.07)
                                             10/31/02         9.77       (0.05)          (1.66)        (1.71)
                                             10/31/01        17.03       (0.17)          (6.62)        (6.79)
                                             10/31/00        13.94       (0.17)           3.26          3.09
                                             10/31/99        10.51       (0.15)           3.58          3.43
                                             10/31/98(4)     10.00       (0.04)           0.55          0.51
 Class C                                     04/30/03*        8.08       (0.03)          (0.05)        (0.08)
                                             10/31/02         9.79       (0.05)          (1.66)        (1.71)
                                             10/31/01        17.06       (0.18)          (6.62)        (6.80)
                                             10/31/00        13.96       (0.17)           3.27          3.10
                                             10/31/99        10.52       (0.15)           3.59          3.44
                                             10/31/98(4)     10.00       (0.04)           0.56          0.52
 Class X                                     04/30/03*        8.06       (0.03)          (0.04)        (0.07)
                                             10/31/02         9.77       (0.05)          (1.66)        (1.71)
                                             10/31/01        17.03       (0.15)          (6.64)        (6.79)
                                             10/31/00        13.93       (0.18)           3.28          3.10
                                             10/31/99        10.50       (0.14)           3.57          3.43
                                             10/31/98(4)     10.00       (0.04)           0.54          0.50
ASAF MARSICO
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                     04/30/03*     $ 10.68      $(0.06)         $(0.05)       $(0.11)
                                             10/31/02        11.16       (0.12)          (0.36)        (0.48)
                                             10/31/01        15.96       (0.10)          (4.70)        (4.80)
                                             10/31/00        14.58       (0.10)           1.48          1.38
                                             10/31/99        10.13       (0.09)           4.55          4.46
                                             10/31/98(5)     10.00        0.01            0.12          0.13
 Class B                                     04/30/03*       10.46       (0.08)          (0.05)        (0.13)
                                             10/31/02        10.99       (0.17)          (0.36)        (0.53)
                                             10/31/01        15.80       (0.17)          (4.64)        (4.81)
                                             10/31/00        14.51       (0.19)           1.48          1.29
                                             10/31/99        10.12       (0.16)           4.55          4.39
                                             10/31/98(5)     10.00          --            0.12          0.12
 Class C                                     04/30/03*       10.45       (0.08)          (0.05)        (0.13)
                                             10/31/02        10.98       (0.17)          (0.36)        (0.53)
                                             10/31/01        15.78       (0.17)          (4.63)        (4.80)
                                             10/31/00        14.49       (0.18)           1.47          1.29
                                             10/31/99        10.11       (0.16)           4.54          4.38
                                             10/31/98(5)     10.00          --            0.11          0.11
 Class X                                     04/30/03*       10.44       (0.08)          (0.05)        (0.13)
                                             10/31/02        10.97       (0.17)          (0.36)        (0.53)
                                             10/31/01        15.77       (0.17)          (4.63)        (4.80)
                                             10/31/00        14.48       (0.19)           1.48          1.29
                                             10/31/99        10.11       (0.15)           4.52          4.37
                                             10/31/98(5)     10.00          --            0.11          0.11
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                     04/30/03*     $ 10.62      $(0.08)         $ 0.25        $ 0.17
                                             10/31/02        13.52       (0.20)          (2.70)        (2.90)
                                             10/31/01        24.04       (0.23)         (10.29)       (10.52)
                                             10/31/00        16.22       (0.28)           8.10          7.82
                                             10/31/99        11.81       (0.17)           4.73          4.56
                                             10/31/98(5)     10.00       (0.01)           1.82          1.81
 Class B                                     04/30/03*       10.40       (0.11)           0.24          0.13
                                             10/31/02        13.30       (0.26)          (2.64)        (2.90)
                                             10/31/01        23.78       (0.31)         (10.17)       (10.48)
                                             10/31/00        16.12       (0.40)           8.06          7.66
                                             10/31/99        11.79       (0.25)           4.73          4.48
                                             10/31/98(5)     10.00       (0.01)           1.80          1.79
 Class C                                     04/30/03*       10.40       (0.11)           0.25          0.14
                                             10/31/02        13.30       (0.26)          (2.64)        (2.90)
                                             10/31/01        23.79       (0.31)         (10.18)       (10.49)
                                             10/31/00        16.12       (0.40)           8.07          7.67
                                             10/31/99        11.79       (0.24)           4.72          4.48
                                             10/31/98(5)     10.00       (0.01)           1.80          1.79
 Class X                                     04/30/03*       10.40       (0.11)           0.24          0.13
                                             10/31/02        13.29       (0.26)          (2.63)        (2.89)
                                             10/31/01        23.77       (0.31)         (10.17)       (10.48)
                                             10/31/00        16.12       (0.40)           8.05          7.65
                                             10/31/99        11.79       (0.25)           4.73          4.48
                                             10/31/98(5)     10.00       (0.01)           1.80          1.79


                                                      Less Distributions
                                            --------------------------------------
                                             From Net     In Excess of    From Net
                                            Investment   Net Investment   Realized
                                              Income         Income        Gains
                                            ----------   --------------   --------
ASAF WILLIAM BLAIR
INTERNATIONAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                      $   --         $   --        $   --
                                                  --             --            --
                                               (0.57)            --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
 Class B                                          --             --            --
                                                  --             --            --
                                               (0.47)            --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
 Class C                                          --             --            --
                                                  --             --            --
                                               (0.47)            --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
 Class X                                          --             --            --
                                                  --             --            --
                                               (0.47)            --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
ASAF MARSICO
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                                      $   --         $   --        $   --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --          (0.01)           --
                                                  --             --            --
 Class B                                          --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
 Class C                                          --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
 Class X                                          --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                      $   --         $   --        $   --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --         (0.15)
                                                  --             --            --
 Class B                                          --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --         (0.15)
                                                  --             --            --
 Class C                                          --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --         (0.15)
                                                  --             --            --
 Class X                                          --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --            --
                                                  --             --         (0.15)
                                                  --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data              Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   ---------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement     Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)     and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   ---------------
     $   --          $ 8.15          (0.73%)    $ 29,678         106%        2.10%          2.10%             2.45%
         --            8.21         (17.07%)      31,546          56%        2.10%          2.10%             2.37%
      (0.57)           9.90         (40.46%)      57,798          69%        2.06%          2.06%             2.16%
         --           17.27          22.92%      146,865          72%        1.91%          1.93%             2.03%
         --           14.06          33.18%       61,082          71%        2.10%          2.12%             2.47%
         --           10.55           5.50%        8,812         101%        2.10%          2.10%             4.12%
         --            7.99          (0.87%)      55,866         106%        2.60%          2.60%             2.96%
         --            8.06         (17.50%)      65,261          56%        2.60%          2.60%             2.88%
      (0.47)           9.77         (40.78%)     106,979          69%        2.56%          2.56%             2.66%
         --           17.03          22.25%      234,154          72%        2.41%          2.43%             2.53%
         --           13.94          32.54%      105,965          71%        2.60%          2.62%             2.97%
         --           10.51           5.10%       15,339         101%        2.60%          2.60%             4.58%
         --            8.00          (0.99%)      28,158         106%        2.60%          2.60%             2.96%
         --            8.08         (17.47%)      32,443          56%        2.60%          2.60%             2.88%
      (0.47)           9.79         (40.76%)      56,063          69%        2.56%          2.56%             2.66%
         --           17.06          22.29%      132,594          72%        2.41%          2.43%             2.53%
         --           13.96          32.60%       54,101          71%        2.60%          2.62%             2.97%
         --           10.52           5.20%        9,580         101%        2.60%          2.60%             4.58%
         --            7.99          (0.87%)      16,117         106%        2.60%          2.60%             2.96%
         --            8.06         (17.50%)      17,976          56%        2.60%          2.60%             2.88%
      (0.47)           9.77         (40.79%)      27,923          69%        2.56%          2.56%             2.66%
         --           17.03          22.34%       54,487          72%        2.41%          2.42%             2.53%
         --           13.93          32.57%       34,002          71%        2.60%          2.62%             2.98%
         --           10.50           5.00%       11,226         101%        2.60%          2.60%             4.60%
     $   --          $10.57          (0.75%)    $117,331          40%        1.80%          1.80%             2.06%
         --           10.68          (4.57%)     124,022         103%        1.80%          1.80%             2.00%
         --           11.16         (30.03%)     149,093         133%        1.80%          1.80%             1.94%
         --           15.96           9.47%      232,611         108%        1.78%          1.78%             1.87%
      (0.01)          14.58          44.18%      103,196         105%        1.75%          1.76%             2.03%
         --           10.13           1.20%        7,037          67%        1.75%          1.75%             2.84%
         --           10.33          (0.96%)     261,265          40%        2.30%          2.30%             2.56%
         --           10.46          (5.10%)     282,066         103%        2.30%          2.30%             2.50%
         --           10.99         (30.44%)     331,904         133%        2.30%          2.30%             2.44%
         --           15.80           8.89%      534,179         108%        2.27%          2.28%             2.36%
         --           14.51          43.52%      285,342         105%        2.25%          2.26%             2.53%
         --           10.12           1.10%       17,994          67%        2.25%          2.25%             3.29%
         --           10.32          (0.96%)     141,969          40%        2.30%          2.30%             2.56%
         --           10.45          (5.10%)     144,397         103%        2.30%          2.30%             2.50%
         --           10.98         (30.37%)     156,021         133%        2.30%          2.30%             2.44%
         --           15.78           8.90%      249,913         108%        2.26%          2.28%             2.36%
         --           14.49          43.32%      125,796         105%        2.25%          2.26%             2.53%
         --           10.11           1.10%       11,012          67%        2.25%          2.25%             3.44%
         --           10.31          (0.96%)      42,189          40%        2.30%          2.30%             2.56%
         --           10.44          (5.10%)      45,557         103%        2.30%          2.30%             2.50%
         --           10.97         (30.39%)      51,745         133%        2.30%          2.30%             2.44%
         --           15.77           8.83%       79,187         108%        2.27%          2.28%             2.36%
         --           14.48          43.47%       49,980         105%        2.25%          2.26%             2.53%
         --           10.11           1.10%        5,746          67%        2.25%          2.25%             3.22%
     $   --          $10.79           1.51%     $ 35,067          78%        1.85%          1.85%             2.39%
         --           10.62         (21.38%)      37,157          93%        1.85%          1.85%             2.24%
         --           13.52         (43.76%)      55,743         122%        1.85%          1.85%             2.00%
         --           24.04          48.21%      105,924         109%        1.80%          1.82%             1.91%
      (0.15)          16.22          38.83%       10,908         106%        1.75%          1.77%             2.65%
         --           11.81          18.00%          587         122%        1.75%          1.75%             5.66%
         --           10.53           1.25%       65,872          78%        2.35%          2.35%             2.89%
         --           10.40         (21.80%)      71,036          93%        2.35%          2.35%             2.74%
         --           13.30         (44.07%)     111,598         122%        2.35%          2.35%             2.51%
         --           23.78          47.52%      195,520         109%        2.30%          2.31%             2.40%
      (0.15)          16.12          38.21%       22,399         106%        2.25%          2.27%             3.14%
         --           11.79          17.80%          991         122%        2.25%          2.25%            15.98%
         --           10.54           1.35%       25,974          78%        2.35%          2.35%             2.89%
         --           10.40         (21.80%)      28,827          93%        2.35%          2.35%             2.74%
         --           13.30         (44.09%)      44,495         122%        2.35%          2.35%             2.51%
         --           23.79          47.58%       75,916         109%        2.30%          2.31%             2.40%
      (0.15)          16.12          38.09%        9,674         106%        2.25%          2.27%             3.17%
         --           11.79          17.90%          903         122%        2.25%          2.25%            20.25%
         --           10.53           1.25%       12,873          78%        2.35%          2.35%             2.89%
         --           10.40         (21.75%)      13,537          93%        2.35%          2.35%             2.74%
         --           13.29         (44.09%)      18,955         122%        2.35%          2.35%             2.51%
         --           23.77          47.46%       32,363         109%        2.30%          2.31%             2.40%
      (0.15)          16.12          38.09%        6,428         106%        2.25%          2.27%             3.19%
         --           11.79          17.90%          509         122%        2.25%          2.25%            10.43%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $   --               (0.15%)
         --                0.03%
      (0.57)              (0.64%)
         --               (0.39%)
         --               (0.70%)
         --                0.06%
         --               (0.73%)
         --               (0.47%)
      (0.47)              (1.13%)
         --               (0.87%)
         --               (1.22%)
         --               (0.44%)
         --               (0.72%)
         --               (0.48%)
      (0.47)              (1.13%)
         --               (0.86%)
         --               (1.21%)
         --               (0.45%)
         --               (0.71%)
         --               (0.48%)
      (0.47)              (1.13%)
         --               (0.90%)
         --               (1.19%)
         --               (0.41%)
     $   --               (1.10%)
         --               (1.01%)
         --               (0.76%)
         --               (0.61%)
      (0.01)              (0.69%)
         --                0.72%
         --               (1.60%)
         --               (1.51%)
         --               (1.26%)
         --               (1.11%)
         --               (1.20%)
         --                0.25%
         --               (1.60%)
         --               (1.51%)
         --               (1.26%)
         --               (1.11%)
         --               (1.19%)
         --                0.24%
         --               (1.60%)
         --               (1.51%)
         --               (1.26%)
         --               (1.11%)
         --               (1.18%)
         --                0.20%
     $   --               (1.65%)
         --               (1.55%)
         --               (1.33%)
         --               (1.18%)
      (0.15)              (1.17%)
         --               (0.52%)
         --               (2.15%)
         --               (2.05%)
         --               (1.83%)
         --               (1.67%)
      (0.15)              (1.68%)
         --               (0.78%)
         --               (2.15%)
         --               (2.04%)
         --               (1.83%)
         --               (1.67%)
      (0.15)              (1.68%)
         --               (0.72%)
         --               (2.15%)
         --               (2.04%)
         --               (1.83%)
         --               (1.67%)
      (0.15)              (1.69%)
         --               (0.67%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                     Increase (Decrease) from
                                                                                       Investment Operations
                                                                 Net Asset   -----------------------------------------
                                                                   Value          Net        Net Realized   Total from
                                                      Period     Beginning    Investment     & Unrealized   Investment
                                                       Ended     of Period   Income (Loss)   Gain (Loss)    Operations
                                                    -----------  ---------   -------------   ------------   ----------
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                            04/30/03*     $13.08        $(0.04)         $ 0.57        $ 0.53
                                                    10/31/02       13.35         (0.07)          (0.09)        (0.16)
                                                    10/31/01       14.65         (0.03)          (1.19)        (1.22)
                                                    10/31/00       11.42         (0.05)           3.50          3.45
                                                    10/31/99       10.23          0.03            1.19          1.22
                                                    10/31/98(5)    10.00          0.02            0.21          0.23
 Class B                                            04/30/03*      12.83         (0.07)           0.57          0.50
                                                    10/31/02       13.17         (0.14)          (0.09)        (0.23)
                                                    10/31/01       14.53         (0.11)          (1.17)        (1.28)
                                                    10/31/00       11.38         (0.11)           3.48          3.37
                                                    10/31/99       10.22         (0.05)           1.22          1.17
                                                    10/31/98(5)    10.00          0.01            0.21          0.22
 Class C                                            04/30/03*      12.84         (0.07)           0.56          0.49
                                                    10/31/02       13.17         (0.14)          (0.08)        (0.22)
                                                    10/31/01       14.53         (0.11)          (1.17)        (1.28)
                                                    10/31/00       11.38         (0.11)           3.48          3.37
                                                    10/31/99       10.22         (0.05)           1.22          1.17
                                                    10/31/98(5)    10.00            --            0.22          0.22
 Class X                                            04/30/03*      12.81         (0.07)           0.56          0.49
                                                    10/31/02       13.14         (0.14)          (0.08)        (0.22)
                                                    10/31/01       14.50         (0.11)          (1.17)        (1.28)
                                                    10/31/00       11.36         (0.11)           3.47          3.36
                                                    10/31/99       10.22         (0.05)           1.20          1.15
                                                    10/31/98(5)    10.00          0.01            0.21          0.22
ASAF MFS
GROWTH WITH INCOME FUND:
------------------------------
------------------------------
 Class A                                            04/30/03*     $ 6.89        $   --          $ 0.13        $ 0.13
                                                    10/31/02        8.19         (0.02)          (1.28)        (1.30)
                                                    10/31/01       10.73         (0.03)          (2.51)        (2.54)
                                                    10/31/00(6)    10.00         (0.03)           0.76          0.73
 Class B                                            04/30/03*       6.80         (0.02)           0.13          0.11
                                                    10/31/02        8.12         (0.06)          (1.26)        (1.32)
                                                    10/31/01       10.68         (0.07)          (2.49)        (2.56)
                                                    10/31/00(6)    10.00         (0.07)           0.75          0.68
 Class C                                            04/30/03*       6.79         (0.02)           0.13          0.11
                                                    10/31/02        8.11         (0.06)          (1.26)        (1.32)
                                                    10/31/01       10.67         (0.07)          (2.49)        (2.56)
                                                    10/31/00(6)    10.00         (0.08)           0.75          0.67
 Class X                                            04/30/03*       6.79         (0.02)           0.13          0.11
                                                    10/31/02        8.12         (0.06)          (1.27)        (1.33)
                                                    10/31/01       10.69         (0.07)          (2.50)        (2.57)
                                                    10/31/00(6)    10.00         (0.08)           0.77          0.69
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                                            04/30/03*     $ 6.95        $ 0.02          $ 0.28        $ 0.30
                                                    10/31/02        8.15          0.02           (1.22)        (1.20)
                                                    10/31/01       10.24          0.02           (2.10)        (2.08)
                                                    10/31/00(6)    10.00          0.03            0.21          0.24
 Class B                                            04/30/03*       6.85            --            0.28          0.28
                                                    10/31/02        8.08         (0.02)          (1.21)        (1.23)
                                                    10/31/01       10.20         (0.02)          (2.09)        (2.11)
                                                    10/31/00(6)    10.00         (0.03)           0.23          0.20
 Class C                                            04/30/03*       6.85            --            0.28          0.28
                                                    10/31/02        8.08         (0.02)          (1.21)        (1.23)
                                                    10/31/01       10.20         (0.02)          (2.09)        (2.11)
                                                    10/31/00(6)    10.00         (0.03)           0.23          0.20
 Class X                                            04/30/03*       6.84            --            0.28          0.28
                                                    10/31/02        8.06         (0.02)          (1.20)        (1.22)
                                                    10/31/01       10.20         (0.02)          (2.11)        (2.13)
                                                    10/31/00(6)    10.00         (0.03)           0.23          0.20
ASAF STRONG INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
 Class A                                            04/30/03*     $ 4.94        $   --          $ 0.13        $ 0.13
                                                    10/31/02        6.10         (0.02)          (1.14)        (1.16)
                                                    10/31/01        8.81         (0.02)          (2.69)        (2.71)
                                                    10/31/00(6)    10.00          0.03           (1.22)        (1.19)
 Class B                                            04/30/03*       4.87         (0.02)           0.14          0.12
                                                    10/31/02        6.04         (0.05)          (1.12)        (1.17)
                                                    10/31/01        8.78         (0.07)          (2.67)        (2.74)
                                                    10/31/00(6)    10.00         (0.02)          (1.20)        (1.22)
 Class C                                            04/30/03*       4.86         (0.02)           0.13          0.11
                                                    10/31/02        6.02         (0.05)          (1.11)        (1.16)
                                                    10/31/01        8.77         (0.06)          (2.69)        (2.75)
                                                    10/31/00(6)    10.00         (0.01)          (1.22)        (1.23)
 Class X                                            04/30/03*       4.87         (0.02)           0.14          0.12
                                                    10/31/02        6.04         (0.05)          (1.12)        (1.17)
                                                    10/31/01        8.79         (0.07)          (2.68)        (2.75)
                                                    10/31/00(6)    10.00         (0.02)          (1.19)        (1.21)


                                                             Less Distributions
                                                   --------------------------------------
                                                    From Net     In Excess of    From Net
                                                   Investment   Net Investment   Realized
                                                     Income         Income        Gains
                                                   ----------   --------------   --------
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                             $   --         $   --        $   --
                                                         --             --         (0.11)
                                                         --             --         (0.08)
                                                         --             --         (0.22)
                                                         --          (0.03)           --
                                                         --             --            --
 Class B                                                 --             --            --
                                                         --             --         (0.11)
                                                         --             --         (0.08)
                                                         --             --         (0.22)
                                                         --          (0.01)           --
                                                         --             --            --
 Class C                                                 --             --            --
                                                         --             --         (0.11)
                                                         --             --         (0.08)
                                                         --             --         (0.22)
                                                         --          (0.01)           --
                                                         --             --            --
 Class X                                                 --             --            --
                                                         --          (0.11)           --
                                                         --             --         (0.08)
                                                         --             --         (0.22)
                                                         --          (0.01)           --
                                                         --             --            --
ASAF MFS
GROWTH WITH INCOME FUND:
------------------------------
------------------------------
 Class A                                             $   --         $   --        $   --
                                                         --             --            --
                                                         --             --            --
                                                         --             --            --
 Class B                                                 --             --            --
                                                         --             --            --
                                                         --             --            --
                                                         --             --            --
 Class C                                                 --             --            --
                                                         --             --            --
                                                         --             --            --
                                                         --             --            --
 Class X                                                 --             --            --
                                                         --             --            --
                                                         --             --            --
                                                         --             --            --
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                                             $   --         $   --        $   --
                                                         --             --            --
                                                         --+            --         (0.01)
                                                         --             --            --
 Class B                                                 --             --            --
                                                         --             --            --
                                                         --             --         (0.01)
                                                         --             --            --
 Class C                                                 --             --            --
                                                         --             --            --
                                                         --             --         (0.01)
                                                         --             --            --
 Class X                                                 --             --            --
                                                         --             --            --
                                                         --             --         (0.01)
                                                         --             --            --
ASAF STRONG INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
 Class A                                             $   --         $   --        $   --
                                                         --             --            --
                                                         --             --            --
                                                         --             --            --
 Class B                                                 --             --            --
                                                         --             --            --
                                                         --             --            --
                                                         --             --            --
 Class C                                                 --             --            --
                                                         --             --            --
                                                         --             --            --
                                                         --             --            --
 Class X                                                 --             --            --
                                                         --             --            --
                                                         --             --            --
                                                         --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data              Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   ---------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement     Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)     and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   ---------------
     $   --          $13.61          4.05%       $44,410         26%        1.85%          1.85%             2.05%
      (0.11)          13.08         (1.31%)       43,346        109%        1.85%          1.85%             1.99%
      (0.08)          13.35         (8.39%)       43,595        219%        1.85%          1.85%             1.91%
      (0.22)          14.65         30.46%        27,571        196%        1.79%          1.87%             2.11%
      (0.03)          11.42         12.06%         8,561        126%        1.75%          1.85%             2.76%
         --           10.23          2.30%           717          3%        1.75%          1.75%             9.44%
         --           13.33          3.90%        87,031         26%        2.35%          2.35%             2.55%
      (0.11)          12.83         (1.86%)       94,735        109%        2.35%          2.35%             2.49%
      (0.08)          13.17         (8.87%)       96,608        219%        2.35%          2.35%             2.41%
      (0.22)          14.53         29.86%        57,561        196%        2.29%          2.37%             2.62%
      (0.01)          11.38         11.57%        21,560        126%        2.25%          2.35%             3.29%
         --           10.22          2.20%         1,886          3%        2.25%          2.25%             9.10%
         --           13.33          3.82%        34,961         26%        2.35%          2.35%             2.55%
      (0.11)          12.84         (1.78%)       36,403        109%        2.35%          2.35%             2.49%
      (0.08)          13.17         (8.87%)       34,719        219%        2.35%          2.35%             2.41%
      (0.22)          14.53         29.86%        22,114        196%        2.29%          2.36%             2.62%
      (0.01)          11.38         11.57%         7,731        126%        2.25%          2.35%             3.32%
         --           10.22          2.20%           997          3%        2.25%          2.25%            13.91%
         --           13.30          3.83%        16,583         26%        2.35%          2.35%             2.55%
      (0.11)          12.81         (1.79%)       17,141        109%        2.35%          2.35%             2.49%
      (0.08)          13.14         (8.89%)       15,781        219%        2.35%          2.35%             2.41%
      (0.22)          14.50         29.83%        10,565        196%        2.29%          2.36%             2.62%
      (0.01)          11.36         11.38%         4,608        126%        2.25%          2.35%             3.35%
         --           10.22          2.20%           295          3%        2.25%          2.25%            12.90%
     $   --          $ 7.02          1.89%       $ 9,607         38%        1.80%          1.80%             2.51%
         --            6.89        (15.87%)        9,978         88%        1.80%          1.80%             2.43%
         --            8.19        (23.67%)       11,312         64%        1.80%          1.80%             2.43%
         --           10.73          7.30%         7,301         65%        1.80%          1.80%             2.54%
         --            6.91          1.62%        16,928         38%        2.30%          2.30%             3.01%
         --            6.80        (16.26%)       17,075         88%        2.30%          2.30%             2.92%
         --            8.12        (23.97%)       20,584         64%        2.30%          2.30%             2.91%
         --           10.68          6.80%        16,156         65%        2.30%          2.30%             3.17%
         --            6.90          1.62%         7,286         38%        2.30%          2.30%             3.01%
         --            6.79        (16.28%)        7,592         88%        2.30%          2.30%             2.92%
         --            8.11        (23.99%)        9,084         64%        2.30%          2.30%             2.93%
         --           10.67          6.70%         6,681         65%        2.30%          2.30%             3.06%
         --            6.90          1.62%         2,672         38%        2.30%          2.30%             3.01%
         --            6.79        (16.38%)        2,817         88%        2.30%          2.30%             2.92%
         --            8.12        (24.04%)        4,153         64%        2.30%          2.30%             2.91%
         --           10.69          6.90%         3,487         65%        2.30%          2.30%             3.06%
     $   --          $ 7.25          4.32%       $27,222         14%        1.50%          1.50%             1.87%
         --            6.95        (14.72%)       26,122         19%        1.50%          1.50%             1.83%
      (0.01)           8.15        (20.36%)       24,163         30%        1.50%          1.50%             1.86%
         --           10.24          2.40%        19,437        107%        1.50%          1.54%             2.00%
         --            7.13          4.09%        64,857         14%        2.00%          2.00%             2.37%
         --            6.85        (15.22%)       64,146         19%        2.00%          2.00%             2.33%
      (0.01)           8.08        (20.74%)       53,206         30%        2.00%          2.00%             2.36%
         --           10.20          2.00%        34,025        107%        2.00%          2.04%             2.53%
         --            7.13          4.09%        32,322         14%        2.00%          2.00%             2.37%
         --            6.85        (15.22%)       31,253         19%        2.00%          2.00%             2.33%
      (0.01)           8.08        (20.74%)       30,585         30%        2.00%          2.00%             2.35%
         --           10.20          2.00%        25,239        107%        2.00%          2.04%             2.56%
         --            7.12          4.09%         7,015         14%        2.00%          2.00%             2.37%
         --            6.84        (15.14%)        6,964         19%        2.00%          2.00%             2.33%
      (0.01)           8.06        (20.94%)        5,918         30%        2.00%          2.00%             2.36%
         --           10.20          2.00%         4,959        107%        2.00%          2.04%             2.50%
     $   --          $ 5.07          2.63%       $15,347         19%        2.10%          2.10%             2.84%
         --            4.94        (19.02%)       12,917        155%        2.10%          2.10%             2.77%
         --            6.10        (30.76%)       13,896         97%        2.10%          2.10%             2.63%
         --            8.81        (11.90%)       12,696         74%        2.10%          2.20%             3.01%
         --            4.99          2.46%        14,652         19%        2.60%          2.60%             3.35%
         --            4.87        (19.37%)       15,499        155%        2.60%          2.60%             3.27%
         --            6.04        (31.29%)       18,565         97%        2.60%          2.60%             3.14%
         --            8.78        (12.20%)       17,900         74%        2.60%          2.70%             3.55%
         --            4.97          2.47%         9,074         19%        2.60%          2.60%             3.34%
         --            4.86        (19.44%)        8,579        155%        2.60%          2.60%             3.27%
         --            6.02        (31.36%)       11,399         97%        2.60%          2.60%             3.12%
         --            8.77        (12.30%)       12,120         74%        2.60%          2.70%             3.53%
         --            4.99          2.46%         3,573         19%        2.60%          2.60%             3.35%
         --            4.87        (19.37%)        3,689        155%        2.60%          2.60%             3.27%
         --            6.04        (31.29%)        4,462         97%        2.60%          2.60%             3.15%
         --            8.79        (12.10%)        3,866         74%        2.60%          2.70%             3.75%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $   --              (0.62%)
      (0.11)             (0.49%)
      (0.08)             (0.24%)
      (0.22)             (0.37%)
      (0.03)              0.06%
         --               0.87%
         --              (1.12%)
      (0.11)             (0.99%)
      (0.08)             (0.73%)
      (0.22)             (0.85%)
      (0.01)             (0.44%)
         --               0.47%
         --              (1.12%)
      (0.11)             (0.99%)
      (0.08)             (0.73%)
      (0.22)             (0.85%)
      (0.01)             (0.45%)
         --               0.26%
         --              (1.12%)
      (0.11)             (0.99%)
      (0.08)             (0.73%)
      (0.22)             (0.84%)
      (0.01)             (0.46%)
         --               0.34%
     $   --              (0.06%)
         --              (0.30%)
         --              (0.27%)
         --              (0.29%)
         --              (0.57%)
         --              (0.80%)
         --              (0.77%)
         --              (0.72%)
         --              (0.56%)
         --              (0.80%)
         --              (0.77%)
         --              (0.76%)
         --              (0.56%)
         --              (0.81%)
         --              (0.77%)
         --              (0.76%)
     $   --               0.47%
         --              (0.30%)
      (0.01)              0.24%
         --               0.30%
         --              (0.03%)
         --              (0.20%)
      (0.01)             (0.27%)
         --              (0.25%)
         --              (0.03%)
         --              (0.20%)
      (0.01)             (0.26%)
         --              (0.25%)
         --              (0.02%)
         --              (0.21%)
      (0.01)             (0.26%)
         --              (0.25%)
     $   --              (0.11%)
         --              (0.31%)
         --              (0.25%)
         --               0.32%
         --              (0.68%)
         --              (0.82%)
         --              (0.97%)
         --              (0.22%)
         --              (0.65%)
         --              (0.82%)
         --              (0.89%)
         --              (0.13%)
         --              (0.69%)
         --              (0.83%)
         --              (0.97%)
         --              (0.23%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                 Increase (Decrease) from
                                                                                   Investment Operations
                                                             Net Asset   -----------------------------------------
                                                               Value          Net        Net Realized   Total from
                                                 Period      Beginning    Investment     & Unrealized   Investment
                                                  Ended      of Period   Income (Loss)   Gain (Loss)    Operations
                                               -----------   ---------   -------------   ------------   ----------
ASAF DEAM
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       04/30/03*      $ 3.51        $(0.02)         $ 0.29        $ 0.27
                                               10/31/02         4.59         (0.06)          (1.02)        (1.08)
                                               10/31/01         8.08         (0.07)          (3.42)        (3.49)
                                               10/31/00(7)     10.00         (0.06)          (1.86)        (1.92)
 Class B                                       04/30/03*        3.46         (0.03)           0.29          0.26
                                               10/31/02         4.54         (0.08)          (1.00)        (1.08)
                                               10/31/01         8.04         (0.10)          (3.40)        (3.50)
                                               10/31/00(7)     10.00         (0.10)          (1.86)        (1.96)
 Class C                                       04/30/03*        3.46         (0.03)           0.29          0.26
                                               10/31/02         4.55         (0.08)          (1.01)        (1.09)
                                               10/31/01         8.04         (0.10)          (3.39)        (3.49)
                                               10/31/00(7)     10.00         (0.10)          (1.86)        (1.96)
 Class X                                       04/30/03*        3.47         (0.03)           0.29          0.26
                                               10/31/02         4.55         (0.08)          (1.00)        (1.08)
                                               10/31/01         8.05         (0.10)          (3.40)        (3.50)
                                               10/31/00(7)     10.00         (0.10)          (1.85)        (1.95)
ASAF ALGER
ALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       04/30/03*      $ 4.97        $(0.03)         $ 0.25        $ 0.22
                                               10/31/02         6.46         (0.08)          (1.41)        (1.49)
                                               10/31/01         9.45         (0.03)          (2.94)        (2.97)
                                               10/31/00(8)     10.00            --           (0.55)        (0.55)
 Class B                                       04/30/03*        4.92         (0.04)           0.25          0.21
                                               10/31/02         6.44         (0.11)          (1.41)        (1.52)
                                               10/31/01         9.44         (0.06)          (2.94)        (3.00)
                                               10/31/00(8)     10.00         (0.01)          (0.55)        (0.56)
 Class C                                       04/30/03*        4.93         (0.04)           0.24          0.20
                                               10/31/02         6.45         (0.11)          (1.41)        (1.52)
                                               10/31/01         9.45         (0.08)          (2.92)        (3.00)
                                               10/31/00(8)     10.00         (0.01)          (0.54)        (0.55)
 Class X                                       04/30/03*        4.92         (0.04)           0.25          0.21
                                               10/31/02         6.44         (0.11)          (1.41)        (1.52)
                                               10/31/01         9.44         (0.06)          (2.94)        (3.00)
                                               10/31/00(8)     10.00         (0.01)          (0.55)        (0.56)
ASAF GABELLI
ALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                       04/30/03*      $ 7.65        $   --          $ 0.74        $ 0.74
                                               10/31/02         9.18         (0.01)          (1.52)        (1.53)
                                               10/31/01        10.26          0.03           (1.08)        (1.05)
                                               10/31/00(8)     10.00          0.01            0.25          0.26
 Class B                                       04/30/03*        7.58         (0.02)           0.73          0.71
                                               10/31/02         9.14         (0.06)          (1.50)        (1.56)
                                               10/31/01        10.26         (0.04)          (1.07)        (1.11)
                                               10/31/00(8)     10.00          0.01            0.25          0.26
 Class C                                       04/30/03*        7.58         (0.02)           0.73          0.71
                                               10/31/02         9.14         (0.06)          (1.50)        (1.56)
                                               10/31/01        10.25         (0.03)          (1.07)        (1.10)
                                               10/31/00(8)     10.00          0.01            0.24          0.25
 Class X                                       04/30/03*        7.57         (0.02)           0.74          0.72
                                               10/31/02         9.13         (0.06)          (1.50)        (1.56)
                                               10/31/01        10.25         (0.03)          (1.08)        (1.11)
                                               10/31/00(8)     10.00          0.01            0.24          0.25
ASAF GOLDMAN SACHS
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                       04/30/03*      $ 3.09        $(0.02)         $ 0.15        $ 0.13
                                               10/31/02         4.04         (0.05)          (0.90)        (0.95)
                                               10/31/01        10.01         (0.06)          (5.90)        (5.96)
                                               10/31/00(8)     10.00          0.02           (0.01)         0.01
 Class B                                       04/30/03*        3.06         (0.03)           0.15          0.12
                                               10/31/02         4.03         (0.07)          (0.90)        (0.97)
                                               10/31/01        10.00         (0.09)          (5.88)        (5.97)
                                               10/31/00(8)     10.00          0.01           (0.01)           --
 Class C                                       04/30/03*        3.06         (0.03)           0.15          0.12
                                               10/31/02         4.03         (0.07)          (0.90)        (0.97)
                                               10/31/01        10.01         (0.09)          (5.89)        (5.98)
                                               10/31/00(8)     10.00          0.01              --          0.01
 Class X                                       04/30/03*        3.06         (0.03)           0.14          0.11
                                               10/31/02         4.02         (0.07)          (0.89)        (0.96)
                                               10/31/01        10.00         (0.09)          (5.89)        (5.98)
                                               10/31/00(8)     10.00          0.01           (0.01)           --


                                                        Less Distributions
                                              --------------------------------------
                                               From Net     In Excess of    From Net
                                              Investment   Net Investment   Realized
                                                Income         Income        Gains
                                              ----------   --------------   --------
ASAF DEAM
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                    --            --            --
                                                    --            --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --
                                                    --            --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --
                                                    --            --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --
                                                    --            --            --
                                                    --            --            --
ASAF ALGER
ALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                    --            --            --
                                                 (0.02)           --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
ASAF GABELLI
ALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                    --            --            --
                                                 (0.03)           --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
ASAF GOLDMAN SACHS
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                        $   --         $  --         $  --
                                                    --            --            --
                                                 (0.01)           --            --
                                                    --            --            --
 Class B                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class C                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --
 Class X                                            --            --            --
                                                    --            --            --
                                                    --+           --            --
                                                    --            --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data              Ratios of Expenses to Average Net Assets(2)
                    Net Asset     -------------------------------------   ---------------------------------------------
                      Value                   Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total            End          Total     End of Period   Turnover    Operating    Reimbursement     Reimbursement
  Distributions     of Period     Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)     and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   ---------------
     $   --          $ 3.78           7.69%      $11,221          91%        1.90%          1.90%            2.80%
         --            3.51         (23.53%)      10,499         309%        1.86%          1.86%            2.64%
         --            4.59         (43.19%)      17,736         110%        1.80%          1.80%            2.65%
         --            8.08         (19.20%)      17,172          61%        1.80%          1.80%            2.43%
         --            3.72           7.51%       15,681          91%        2.40%          2.40%            3.30%
         --            3.46         (23.79%)      16,513         309%        2.36%          2.36%            3.15%
         --            4.54         (43.53%)      22,969         110%        2.30%          2.30%            3.13%
         --            8.04         (19.60%)      27,872          61%        2.30%          2.30%            2.94%
         --            3.72           7.51%        8,306          91%        2.40%          2.40%            3.30%
         --            3.46         (23.96%)       8,054         309%        2.36%          2.36%            3.15%
         --            4.55         (43.41%)      10,968         110%        2.30%          2.30%            3.13%
         --            8.04         (19.60%)      14,676          61%        2.30%          2.30%            2.94%
         --            3.73           7.49%        2,755          91%        2.40%          2.40%            3.30%
         --            3.47         (23.74%)       2,995         309%        2.36%          2.36%            3.15%
         --            4.55         (43.48%)       3,875         110%        2.30%          2.30%            3.13%
         --            8.05         (19.50%)       4,499          61%        2.30%          2.30%            2.93%
     $   --          $ 5.19           4.43%      $ 6,506          95%        1.85%          1.85%            2.86%
         --            4.97         (23.06%)       6,300         198%        1.85%          1.85%            2.54%
      (0.02)           6.46         (31.22%)       7,783          70%        1.85%          1.85%            2.57%
         --            9.45          (5.50%)       3,790          15%        1.85%          1.85%            3.08%
         --            5.13           4.27%       10,170          95%        2.35%          2.35%            3.36%
         --            4.92         (23.60%)       9,985         198%        2.35%          2.35%            3.04%
         --            6.44         (31.47%)      11,995          70%        2.35%          2.35%            3.10%
         --            9.44          (5.60%)       4,232          15%        2.35%          2.35%            3.49%
         --            5.13           4.06%        7,813          95%        2.35%          2.35%            3.36%
         --            4.93         (23.57%)       8,518         198%        2.35%          2.35%            3.04%
         --            6.45         (31.44%)       1,148          70%        2.35%          2.35%            3.10%
         --            9.45          (5.50%)       4,734          15%        2.35%          2.35%            3.49%
         --            5.13           4.07%        1,816          95%        2.35%          2.35%            3.36%
         --            4.92         (23.60%)       1,781         198%        2.35%          2.35%            3.06%
         --            6.44         (31.47%)       1,614          70%        2.35%          2.35%            3.13%
         --            9.44          (5.60%)         389          15%        2.35%          2.35%            3.42%
     $   --          $ 8.39           9.67%      $19,451           2%        1.85%          1.85%            2.29%
         --            7.65         (16.67%)      17,408          30%        1.85%          1.85%            2.22%
      (0.03)           9.18         (10.25%)      16,579          84%        1.85%          1.85%            2.32%
         --           10.26           2.60%        1,522           7%        1.85%          1.85%            4.99%
         --            8.29           9.37%       27,520           2%        2.35%          2.35%            2.78%
         --            7.58         (17.07%)      27,583          30%        2.35%          2.35%            2.71%
      (0.01)           9.14         (10.78%)      29,676          84%        2.35%          2.35%            2.81%
         --           10.26           2.60%        2,893           7%        2.35%          2.35%            4.98%
         --            8.29           9.37%       15,314           2%        2.35%          2.35%            2.78%
         --            7.58         (17.07%)      15,607          30%        2.35%          2.35%            2.71%
      (0.01)           9.14         (10.69%)      19,876          84%        2.35%          2.35%            2.81%
         --           10.25           2.50%        3,127           7%        2.35%          2.35%            5.21%
         --            8.29           9.38%        3,895           2%        2.35%          2.35%            2.77%
         --            7.57         (17.09%)       3,664          30%        2.35%          2.35%            2.69%
      (0.01)           9.13         (10.79%)       4,498          84%        2.35%          2.35%            2.81%
         --           10.25           2.50%          217           7%        2.35%          2.35%            4.80%
     $   --          $ 3.22           4.21%      $ 6,431         116%        1.90%          1.90%            3.36%
         --            3.09         (23.51%)       5,765          89%        1.90%          1.90%            3.17%
      (0.01)           4.04         (59.56%)       6,012         188%        1.90%          1.90%            2.95%
         --           10.01           0.10%        3,069           3%        1.90%          1.90%            2.96%
         --            3.18           3.92%        7,276         116%        2.40%          2.40%            3.86%
         --            3.06         (24.07%)       7,310          89%        2.40%          2.40%            3.65%
         --            4.03         (59.68%)       9,098         188%        2.40%          2.40%            3.37%
         --           10.00           0.00%        8,853           3%        2.40%          2.40%            3.32%
         --            3.18           3.92%        5,418         116%        2.40%          2.40%            3.86%
         --            3.06         (24.07%)       3,566          89%        2.40%          2.40%            3.65%
         --            4.03         (59.72%)       4,687         188%        2.40%          2.40%            3.40%
         --           10.01           0.10%        4,495           3%        2.40%          2.40%            3.49%
         --            3.17           3.60%        1,021         116%        2.40%          2.40%            3.86%
         --            3.06         (23.88%)         916          89%        2.40%          2.40%            3.65%
         --            4.02         (59.78%)       1,174         188%        2.40%          2.40%            3.47%
         --           10.00           0.00%          676           3%        2.40%          2.40%            3.39%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $   --               (1.20%)
         --               (1.29%)
         --               (1.24%)
         --               (0.72%)
         --               (1.71%)
         --               (1.78%)
         --               (1.75%)
         --               (1.25%)
         --               (1.70%)
         --               (1.78%)
         --               (1.76%)
         --               (1.24%)
         --               (1.71%)
         --               (1.78%)
         --               (1.76%)
         --               (1.23%)
     $   --               (1.26%)
         --               (1.30%)
      (0.02)              (0.59%)
         --               (0.09%)
         --               (1.77%)
         --               (1.80%)
         --               (1.13%)
         --               (0.52%)
         --               (1.77%)
         --               (1.80%)
         --               (1.13%)
         --               (0.50%)
         --               (1.77%)
         --               (1.80%)
         --               (1.16%)
         --               (0.50%)
     $   --                0.01%
         --               (0.15%)
      (0.03)               0.08%
         --                1.05%
         --               (0.49%)
         --               (0.65%)
      (0.01)              (0.43%)
         --                0.57%
         --               (0.50%)
         --               (0.66%)
      (0.01)              (0.43%)
         --                0.58%
         --               (0.49%)
         --               (0.66%)
      (0.01)              (0.43%)
         --                0.46%
     $   --               (1.19%)
         --               (1.38%)
      (0.01)              (1.13%)
         --                1.19%
         --               (1.68%)
         --               (1.88%)
         --               (1.60%)
         --                0.45%
         --               (1.71%)
         --               (1.88%)
         --               (1.61%)
         --                0.71%
         --               (1.69%)
         --               (1.88%)
         --               (1.65%)
         --                0.72%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                                 Increase (Decrease) from
                                                                                   Investment Operations
                                                              Net Asset  -----------------------------------------
                                                                Value         Net        Net Realized   Total from
                                                   Period     Beginning   Investment     & Unrealized   Investment
                                                    Ended     of Period  Income (Loss)   Gain (Loss)    Operations
                                                 -----------  ---------  -------------   ------------   ----------
ASAF INVESCO
TECHNOLOGY FUND:
------------------------------
------------------------------
 Class A                                         04/30/03*     $  1.97      $(0.01)         $ 0.14        $ 0.13
                                                 10/31/02         3.18       (0.05)          (1.16)        (1.21)
                                                 10/31/01         9.27       (0.05)          (6.03)        (6.08)
                                                 10/31/00(8)     10.00          --           (0.73)        (0.73)
 Class B                                         04/30/03*        1.93       (0.02)           0.15          0.13
                                                 10/31/02         3.13       (0.07)          (1.13)        (1.20)
                                                 10/31/01         9.25       (0.08)          (6.04)        (6.12)
                                                 10/31/00(8)     10.00          --           (0.75)        (0.75)
 Class C                                         04/30/03*        1.94       (0.02)           0.15          0.13
                                                 10/31/02         3.14       (0.06)          (1.14)        (1.20)
                                                 10/31/01         9.26       (0.08)          (6.04)        (6.12)
                                                 10/31/00(8)     10.00          --           (0.74)        (0.74)
 Class X                                         04/30/03*        1.94       (0.02)           0.15          0.13
                                                 10/31/02         3.14       (0.07)          (1.13)        (1.20)
                                                 10/31/01         9.25       (0.08)          (6.03)        (6.11)
                                                 10/31/00(8)     10.00          --           (0.75)        (0.75)
ASAF PROFUND
MANAGED OTC FUND:
------------------------------
------------------------------
 Class A                                         04/30/03*     $  1.61      $(0.01)         $ 0.22        $ 0.21
                                                 10/31/02         2.53       (0.04)          (0.88)        (0.92)
                                                 10/31/01         8.22       (0.05)          (5.64)        (5.69)
                                                 10/31/00(8)     10.00       (0.01)          (1.77)        (1.78)
 Class B                                         04/30/03*        1.60       (0.02)           0.23          0.21
                                                 10/31/02         2.52       (0.05)          (0.87)        (0.92)
                                                 10/31/01         8.22       (0.07)          (5.63)        (5.70)
                                                 10/31/00(8)     10.00       (0.02)          (1.76)        (1.78)
 Class C                                         04/30/03*        1.60       (0.02)           0.23          0.21
                                                 10/31/02         2.51       (0.05)          (0.86)        (0.91)
                                                 10/31/01         8.21       (0.07)          (5.63)        (5.70)
                                                 10/31/00(8)     10.00       (0.02)          (1.77)        (1.79)
 Class X                                         04/30/03*        1.60       (0.02)           0.23          0.21
                                                 10/31/02         2.52       (0.05)          (0.87)        (0.92)
                                                 10/31/01         8.21       (0.07)          (5.62)        (5.69)
                                                 10/31/00(8)     10.00       (0.02)          (1.77)        (1.79)
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND
------------------------------
------------------------------
 Class A                                         04/30/03*     $  7.92      $   --          $ 0.35        $ 0.35
                                                 10/31/02         9.59       (0.02)          (1.65)        (1.67)
                                                 10/31/01(9)     10.00       (0.01)          (0.40)        (0.41)
 Class B                                         04/30/03*        7.85       (0.02)           0.34          0.32
                                                 10/31/02         9.55       (0.06)          (1.64)        (1.70)
                                                 10/31/01(9)     10.00       (0.04)          (0.41)        (0.45)
 Class C                                         04/30/03*        7.85       (0.02)           0.34          0.32
                                                 10/31/02         9.56       (0.06)          (1.65)        (1.71)
                                                 10/31/01(9)     10.00       (0.04)          (0.40)        (0.44)
 Class X                                         04/30/03*        7.85       (0.02)           0.35          0.33
                                                 10/31/02         9.56       (0.06)          (1.65)        (1.71)
                                                 10/31/01(9)     10.00       (0.04)          (0.40)        (0.44)
ASAF INVESCO
HEALTH SCIENCES FUND
------------------------------
------------------------------
 Class A                                         04/30/03*     $  9.40      $(0.06)         $ 0.19        $ 0.13
                                                 10/31/02        11.35       (0.12)          (1.83)        (1.95)
                                                 10/31/01(9)     10.00       (0.08)           1.43          1.35
 Class B                                         04/30/03*        9.31       (0.09)           0.20          0.11
                                                 10/31/02        11.31       (0.18)          (1.82)        (2.00)
                                                 10/31/01(9)     10.00       (0.11)           1.42          1.31
 Class C                                         04/30/03*        9.34       (0.09)           0.20          0.11
                                                 10/31/02        11.33       (0.18)          (1.81)        (1.99)
                                                 10/31/01(9)     10.00       (0.12)           1.45          1.33
 Class X                                         04/30/03*        9.34       (0.09)           0.20          0.11
                                                 10/31/02        11.33       (0.18)          (1.81)        (1.99)
                                                 10/31/01(9)     10.00       (0.11)           1.44          1.33


                                                          Less Distributions
                                                --------------------------------------
                                                 From Net     In Excess of    From Net
                                                Investment   Net Investment   Realized
                                                  Income         Income        Gains
                                                ----------   --------------   --------
ASAF INVESCO
TECHNOLOGY FUND:
------------------------------
------------------------------
 Class A                                          $   --         $  --         $  --
                                                      --            --            --
                                                   (0.01)           --            --+
                                                      --            --            --
 Class B                                              --            --            --
                                                      --            --            --
                                                      --            --            --+
                                                      --            --            --
 Class C                                              --            --            --
                                                      --            --            --
                                                      --            --            --+
                                                      --            --            --
 Class X                                              --            --            --
                                                      --            --            --
                                                      --            --            --+
                                                      --            --            --
ASAF PROFUND
MANAGED OTC FUND:
------------------------------
------------------------------
 Class A                                          $   --         $  --         $  --
                                                      --            --            --
                                                      --            --            --
                                                      --            --            --
 Class B                                              --            --            --
                                                      --            --            --
                                                      --            --            --
                                                      --            --            --
 Class C                                              --            --            --
                                                      --            --            --
                                                      --            --            --
                                                      --            --            --
 Class X                                              --            --            --
                                                      --            --            --
                                                      --            --            --
                                                      --            --            --
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND
------------------------------
------------------------------
 Class A                                          $   --         $  --         $  --
                                                      --            --            --
                                                      --            --            --
 Class B                                              --            --            --
                                                      --            --            --
                                                      --            --            --
 Class C                                              --            --            --
                                                      --            --            --
                                                      --            --            --
 Class X                                              --            --            --
                                                      --            --            --
                                                      --            --            --
ASAF INVESCO
HEALTH SCIENCES FUND
------------------------------
------------------------------
 Class A                                          $   --         $  --         $  --
                                                      --            --            --
                                                      --            --            --
 Class B                                              --            --            --
                                                      --            --            --
                                                      --            --            --
 Class C                                              --            --            --
                                                      --            --            --
                                                      --            --            --
 Class X                                              --            --            --
                                                      --            --            --
                                                      --            --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data              Ratios of Expenses to Average Net Assets(2)
                    Net Asset     -------------------------------------   ---------------------------------------------
                      Value                   Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total            End          Total     End of Period   Turnover    Operating    Reimbursement     Reimbursement
  Distributions     of Period     Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)     and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   ---------------
     $   --          $ 2.10          6.60%         5,161          40%        1.90%          1.90%            3.61%
         --            1.97        (38.05%)        4,773          91%        1.90%          1.90%            3.03%
      (0.01)           3.18        (65.64%)        7,989          74%        1.90%          1.90%            2.90%
         --            9.27         (7.30%)        4,910           4%        1.90%          1.90%            2.65%
         --            2.06          6.74%         6,456          40%        2.40%          2.40%            4.11%
         --            1.93        (38.34%)        6,036          91%        2.40%          2.40%            3.52%
         --            3.13        (66.16%)       10,259          74%        2.40%          2.40%            3.30%
         --            9.25         (7.50%)       11,811           4%        2.40%          2.40%            3.02%
         --            2.07          6.70%         4,755          40%        2.40%          2.40%            4.10%
         --            1.94        (38.22%)        4,559          91%        2.40%          2.40%            3.54%
         --            3.14        (66.09%)        6,939          74%        2.40%          2.40%            3.31%
         --            9.26         (7.40%)        7,384           4%        2.40%          2.40%            3.05%
         --            2.07          6.70%         1,077          40%        2.40%          2.40%            4.11%
         --            1.94        (38.22%)        1,013          91%        2.40%          2.40%            3.51%
         --            3.14        (66.05%)        1,830          74%        2.40%          2.40%            3.44%
         --            9.25         (7.50%)        1,003           4%        2.40%          2.40%            3.16%
     $   --          $ 1.82         13.04%         6,196          19%        1.75%          1.75%            2.71%
         --            1.61        (36.36%)        5,076          30%        1.75%          1.75%            2.58%
         --            2.53        (69.22%)        6,805          54%        1.75%          1.75%            2.59%
         --            8.22        (17.80%)        7,052           1%        1.75%          1.75%            2.40%
         --            1.81         13.13%        13,504          19%        2.25%          2.25%            3.20%
         --            1.60        (36.51%)       10,978          30%        2.25%          2.25%            3.09%
         --            2.52        (69.34%)       13,664          54%        2.25%          2.25%            3.13%
         --            8.22        (17.80%)       12,048           1%        2.25%          2.25%            2.73%
         --            1.81         13.13%         9,670          19%        2.25%          2.25%            3.21%
         --            1.60        (36.26%)        7,688          30%        2.25%          2.25%            3.10%
         --            2.51        (69.43%)        7,760          54%        2.25%          2.25%            3.14%
         --            8.21        (17.90%)        6,927           1%        2.25%          2.25%            2.82%
         --            1.81         13.13%         1,082          19%        2.25%          2.25%            3.19%
         --            1.60        (36.51%)          739          30%        2.25%          2.25%            3.07%
         --            2.52        (69.31%)        1,106          54%        2.25%          2.25%            3.23%
         --            8.21        (17.90%)          835           1%        2.25%          2.25%            2.81%
     $   --          $ 8.27          4.42%         2,972          12%        1.85%          1.85%            3.51%
         --            7.92        (17.41%)        2,698          35%        1.85%          1.85%            3.34%
         --            9.59         (4.10%)        2,273          13%        1.85%          1.85%            4.12%
         --            8.17          4.08%         5,310          12%        2.35%          2.35%            4.01%
         --            7.85        (17.80%)        5,023          35%        2.35%          2.35%            3.85%
         --            9.55         (4.50%)        4,139          13%        2.35%          2.35%            5.24%
         --            8.17          4.08%         2,368          12%        2.35%          2.35%            4.01%
         --            7.85        (17.89%)        2,574          35%        2.35%          2.35%            3.88%
         --            9.56         (4.40%)        1,698          13%        2.35%          2.35%            5.43%
         --            8.18          4.20%         1,290          12%        2.35%          2.35%            4.00%
         --            7.85        (17.89%)        1,284          35%        2.35%          2.35%            3.91%
         --            9.56         (4.40%)          903          13%        2.35%          2.35%            4.80%
     $   --          $ 9.53          1.38%         4,381          73%        1.90%          1.90%            3.29%
         --            9.40        (17.25%)        4,210         122%        1.90%          1.90%            3.18%
         --           11.35         13.60%         3,971          35%        1.90%          1.90%            3.96%
         --            9.42          1.07%         6,004          73%        2.40%          2.40%            3.77%
         --            9.31        (17.60%)        7,256         122%        2.40%          2.40%            3.66%
         --           11.31         13.10%         6,427          35%        2.40%          2.40%            4.75%
         --            9.45          1.18%         3,965          73%        2.40%          2.40%            3.79%
         --            9.34        (17.64%)        3,870         122%        2.40%          2.40%            3.68%
         --           11.33         13.40%         2,659          35%        2.40%          2.40%            4.70%
         --            9.45          1.18%         1,623          73%        2.40%          2.40%            3.77%
         --            9.34        (17.64%)        1,956         122%        2.40%          2.40%            3.69%
         --           11.33         13.40%         1,702          35%        2.40%          2.40%            5.49%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $   --               (1.45%)
         --               (1.74%)
      (0.01)              (1.21%)
         --                0.19%
         --               (1.95%)
         --               (2.25%)
         --               (1.67%)
         --               (0.36%)
         --               (1.95%)
         --               (2.25%)
         --               (1.68%)
         --               (0.30%)
         --               (1.96%)
         --               (2.26%)
         --               (1.71%)
         --               (0.33%)
     $   --               (1.49%)
         --               (1.56%)
         --               (1.42%)
         --               (1.11%)
         --               (1.99%)
         --               (2.06%)
         --               (1.92%)
         --               (1.57%)
         --               (1.99%)
         --               (2.06%)
         --               (1.93%)
         --               (1.58%)
         --               (2.00%)
         --               (2.06%)
         --               (1.94%)
         --               (1.55%)
     $   --                0.07%
         --               (0.21%)
         --               (0.17%)
         --               (0.42%)
         --               (0.71%)
         --               (0.66%)
         --               (0.42%)
         --               (0.71%)
         --               (0.66%)
         --               (0.43%)
         --               (0.71%)
         --               (0.66%)
     $   --               (0.92%)
         --               (1.19%)
         --               (1.10%)
         --               (1.44%)
         --               (1.69%)
         --               (1.54%)
         --               (1.43%)
         --               (1.70%)
         --               (1.56%)
         --               (1.44%)
         --               (1.70%)
         --               (1.48%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                         Increase (Decrease) from
                                                                          Investment Operations
                                                           ----------------------------------------------------
                                                           Net Asset
                                                             Value         Net        Net Realized   Total from
                                               Period      Beginning   Investment     & Unrealized   Investment
                                                Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                             -----------   ---------  -------------   ------------   ----------
ASAF SANFORD BERNSTEIN
CORE VALUE FUND
------------------------------
------------------------------
 Class A                                     04/30/03*      $  8.92      $ 0.04          $ 0.49        $ 0.53
                                             10/31/02          9.77        0.08           (0.86)        (0.78)
                                             10/31/01(9)      10.00        0.05           (0.28)        (0.23)
 Class B                                     04/30/03*         8.88        0.02            0.49          0.51
                                             10/31/02          9.74        0.03           (0.86)        (0.83)
                                             10/31/01(9)      10.00        0.01           (0.27)        (0.26)
 Class C                                     04/30/03*         8.88        0.02            0.48          0.50
                                             10/31/02          9.73        0.03           (0.85)        (0.82)
                                             10/31/01(9)      10.00        0.01           (0.28)        (0.27)
 Class X                                     04/30/03*         8.88        0.02            0.48          0.50
                                             10/31/02          9.73        0.03           (0.85)        (0.82)
                                             10/31/01(9)      10.00        0.02           (0.29)        (0.27)
ASAF T. ROWE PRICE
TAX MANAGED FUND
------------------------------
------------------------------
 Class A                                     04/30/03*      $  7.77      $(0.03)         $ 0.42        $ 0.39
                                             10/31/02          9.00       (0.06)          (1.17)        (1.23)
                                             10/31/01(9)      10.00       (0.05)          (0.95)        (1.00)
 Class B                                     04/30/03*         7.70       (0.06)           0.43          0.37
                                             10/31/02          8.98       (0.11)          (1.17)        (1.28)
                                             10/31/01(9)      10.00       (0.08)          (0.94)        (1.02)
 Class C                                     04/30/03*         7.71       (0.06)           0.43          0.37
                                             10/31/02          8.98       (0.10)          (1.17)        (1.27)
                                             10/31/01(9)      10.00       (0.08)          (0.94)        (1.02)
 Class X                                     04/30/03*         7.69       (0.06)           0.43          0.37
                                             10/31/02          8.97       (0.10)          (1.18)        (1.28)
                                             10/31/01(9)      10.00       (0.08)          (0.95)        (1.03)
ASAF DEAM
LARGE-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                     04/30/03*      $  8.09      $(0.06)         $ 0.43        $ 0.37
                                             10/31/02(10)     10.00       (0.03)          (1.88)        (1.91)
 Class B                                     04/30/03*         8.06       (0.09)           0.43          0.34
                                             10/31/02(10)     10.00       (0.04)          (1.90)        (1.94)
 Class C                                     04/30/03*         8.06       (0.08)           0.43          0.35
                                             10/31/02(10)     10.00       (0.04)          (1.90)        (1.94)
 Class X                                     04/30/03*         8.07       (0.09)           0.36          0.27
                                             10/31/02(10)     10.00       (0.04)          (1.89)        (1.93)
ASAF DEAM
LARGE-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                     04/30/03*      $  8.13      $(0.06)         $ 0.27        $ 0.21
                                             10/31/02(10)     10.00       (0.03)          (1.84)        (1.87)
 Class B                                     04/30/03*         8.12       (0.08)           0.28          0.20
                                             10/31/02(10)     10.00       (0.04)          (1.84)        (1.88)
 Class C                                     04/30/03*         8.13       (0.08)           0.27          0.19
                                             10/31/02(10)     10.00       (0.04)          (1.83)        (1.87)
 Class X                                     04/30/03*         8.12       (0.08)           0.26          0.18
                                             10/31/02(10)     10.00       (0.05)          (1.83)        (1.88)


                                                      Less Distributions
                                            --------------------------------------

                                             From Net     In Excess of    From Net
                                            Investment   Net Investment   Realized
                                              Income         Income        Gains
                                            ----------   --------------   --------
ASAF SANFORD BERNSTEIN
CORE VALUE FUND
------------------------------
------------------------------
 Class A                                      $(0.07)        $   --        $   --
                                               (0.05)            --         (0.02)
                                                  --             --            --
 Class B                                       (0.02)            --            --
                                               (0.01)            --         (0.02)
                                                  --             --            --
 Class C                                       (0.02)            --            --
                                               (0.01)            --         (0.02)
                                                  --             --            --
 Class X                                       (0.02)            --            --
                                               (0.01)            --         (0.02)
                                                  --             --            --
ASAF T. ROWE PRICE
TAX MANAGED FUND
------------------------------
------------------------------
 Class A                                      $   --         $   --        $   --
                                                  --             --            --
                                                  --             --            --
 Class B                                          --             --            --
                                                  --             --            --
                                                  --             --            --
 Class C                                          --             --            --
                                                  --             --            --
                                                  --             --            --
 Class X                                          --             --            --
                                                  --             --            --
                                                  --             --            --
ASAF DEAM
LARGE-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                                      $   --         $   --        $   --
                                                  --             --            --
 Class B                                          --             --            --
                                                  --             --            --
 Class C                                          --             --            --
                                                  --             --            --
 Class X                                          --             --            --
                                                  --             --            --
ASAF DEAM
LARGE-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                                      $   --         $   --        $   --
                                                  --             --            --
 Class B                                          --             --            --
                                                  --             --            --
 Class C                                          --             --            --
                                                  --             --            --
 Class X                                          --             --            --
                                                  --             --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data              Ratios of Expenses to Average Net Assets(2)
                                  -------------------------------------   ---------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement     Reimbursement
  Distributions   End of Period   Return(1)    (in 000's)       Rate       Expenses    and Waiver(3)     and Waiver(3)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   ---------------
     $ (0.07)        $ 9.38          5.96%          6,297          6%        1.70%          1.70%             2.31%
       (0.07)          8.92         (8.16%)         4,537         14%        1.70%          1.70%             2.76%
          --           9.77         (2.20%)         1,677          9%        1.70%          1.70%             3.95%
       (0.02)          9.37          5.80%         11,791          6%        2.20%          2.20%             2.81%
       (0.03)          8.88         (8.58%)         9,378         14%        2.20%          2.20%             3.26%
          --           9.74         (2.60%)         3,867          9%        2.20%          2.20%             5.57%
       (0.02)          9.36          5.69%         11,278          6%        2.20%          2.20%             2.81%
       (0.03)          8.88         (8.49%)         7,212         14%        2.20%          2.20%             3.25%
          --           9.73         (2.70%)         3,040          9%        2.20%          2.20%             4.73%
       (0.02)          9.36          5.69%          2,317          6%        2.20%          2.20%             2.81%
       (0.03)          8.88         (8.49%)         2,217         14%        2.20%          2.20%             3.28%
          --           9.73         (2.70%)           514          9%        2.20%          2.20%             4.75%
     $    --         $ 8.16          5.02%          1,137         14%        1.80%          1.80%             4.49%
          --           7.77        (13.67%)         1,174         21%        1.80%          1.80%             5.34%
          --           9.00        (10.00%)           746         12%        1.80%          1.80%             8.94%
          --           8.07          4.81%          2,128         14%        2.30%          2.30%             5.03%
          --           7.70        (14.25%)         2,028         21%        2.30%          2.30%             5.81%
          --           8.98        (10.20%)         1,237         12%        2.30%          2.30%             9.51%
          --           8.08          4.80%          3,830         14%        2.30%          2.30%             5.06%
          --           7.71        (14.14%)         2,597         21%        2.30%          2.30%             5.87%
          --           8.98        (10.20%)           867         12%        2.30%          2.30%            11.19%
          --           8.06          4.81%             74         14%        2.30%          2.30%             5.05%
          --           7.69        (14.27%)            97         21%        2.30%          2.30%             5.89%
          --           8.97        (10.20%)            33         12%        2.30%          2.30%            15.47%
     $    --         $ 8.46          4.57%            296          0%        1.67%          1.67%            16.91%
          --           8.09        (19.10%)            80          0%        1.67%          1.67%            45.32%
          --           8.40          4.22%            362          0%        2.17%          2.17%            15.05%
          --           8.06        (19.40%)           355          0%        2.17%          2.17%            62.70%
          --           8.41          4.34%            580          0%        2.17%          2.17%            18.19%
          --           8.06        (19.40%)           177          0%        2.17%          2.17%            77.24%
          --           8.34          3.35%             73          0%        2.17%          2.17%            12.10%
          --           8.07        (19.30%)             1          0%        2.17%          2.17%            38.29%
     $    --         $ 8.34          2.58%            202          0%        1.65%          1.65%            17.85%
          --           8.13        (18.70%)           109          0%        1.65%          1.65%            34.03%
          --           8.32          2.46%            594          0%        2.15%          2.15%            18.02%
          --           8.12        (18.80%)           659          0%        2.15%          2.15%            37.63%
          --           8.32          2.34%            367          0%        2.15%          2.15%            18.29%
          --           8.13        (18.70%)           304          0%        2.15%          2.15%            43.48%
          --           8.30          2.22%             79          0%        2.15%          2.15%            18.46%
          --           8.12        (18.80%)            60          0%        2.15%          2.15%            40.53%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(2)
  -------------  -----------------------
     $ (0.07)              1.01%
       (0.07)              0.75%
          --               0.70%
       (0.02)              0.51%
       (0.03)              0.29%
          --               0.22%
       (0.02)              0.50%
       (0.03)              0.30%
          --               0.22%
       (0.02)              0.52%
       (0.03)              0.30%
          --               0.23%
     $    --              (0.62%)
          --              (0.71%)
          --              (0.75%)
          --              (1.12%)
          --              (1.22%)
          --              (1.26%)
          --              (1.11%)
          --              (1.21%)
          --              (1.24%)
          --              (1.09%)
          --              (1.21%)
          --              (1.25%)
     $    --              (1.07%)
          --              (0.65%)
          --              (1.58%)
          --              (1.08%)
          --              (1.57%)
          --              (1.05%)
          --              (1.61%)
          --              (1.03%)
     $    --              (1.05%)
          --              (0.63%)
          --              (1.55%)
          --              (1.08%)
          --              (1.54%)
          --              (1.05%)
          --              (1.54%)
          --              (1.07%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 (1) Total return for Class X shares does not reflect the payment of bonus shares.
 (2) Annualized for periods less than one year.
 (3) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
 (4) Commenced operations on December 31, 1997.
 (5) Commenced operations on August 19, 1998.
 (6) Commenced operations on November 1, 1999.
 (7) Commenced operations on March 1, 2000.
 (8) Commenced operations on September 11, 2000.
 (9) Commenced operations on March 1, 2001.
(10) Commenced operations on May 1, 2002.
(11) For the Periods ended 10/31/98, 10/31/99, 10/31/00, 10/31/01, and 10/31/02 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 this Fund withdrew its net assets-in-kind from its corresponding American Skandia Master Trust Portfolio.
 (a) The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial Statements had a (0.01) per share effect for American Century Strategic Balanced and no per share effect for PIMCO Total Return Bond. For American Century Strategic Balanced and PIMCO Total Return Bond the Ratio of Net Investment Income (Loss) would have been 1.64%, 1.14%, 1.14%, and 1.14%, and 3.19%, 2.70%, 2.69%, and 2.71% for Class A,
     Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the year ended 10/31/02. Ratios for prior periods have not been restated to reflect this change.
 (b) The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financial Statements had a 0.01 per share effect for Federated High Yield Bond. Without the change in amortization method the Net Investment Income Ratio would have been 8.71%, 8.23%, 8.21%, and 8.25% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.
 (c) The adoption of the change in amortization method as discussed in Note 2 of the Notes to Financial Statements had no per share effect for PIMCO Total Return Bond. Without the change in amortization method, the Net Investment Income ratio would have been 3.18%, 2.69%, 2.68%, and 2.70% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.
 (d) The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial Statements had no per share effect for American Century Strategic Balanced and had an effect (0.02), (0.01), (0.01), and (0.01) for Class A, Class B, Class C, and Class X, respectively, for PIMCO Total Return Bond. For American Century Strategic Balanced and PIMCO Total Return Bond the Ratio of Net Investment Income (Loss) would have been 1.31%, 0.81%, 0.81%, and 0.81%, and 2.90%, 2.46%, 2.46%, and 2.45% for
     Class A, Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the six months ended 04/30/03.
  +  Amount rounds to zero.
  *  Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

APRIL 30, 2003
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios:

     ASAF American Century International Growth Fund ("American Century International Growth"), ASAF American Century Strategic Balanced Fund ("American Century Strategic Balanced"), ASAF DeAM International Equity Fund ("DeAM International Equity"), ASAF Federated High Yield Bond Fund ("Federated High Yield Bond"), ASAF Gabelli Small-Cap Value Fund ("Gabelli Small-Cap Value"), ASAF Goldman Sachs Concentrated Growth Fund ("Goldman Sachs Concentrated Growth") (formerly, ASAF Janus Capital Growth Fund), ASAF INVESCO Capital Income Fund ("INVESCO Capital Income"), ASAF Money Market Fund ("Money Market"), ASAF PIMCO Total Return Bond Fund ("PIMCO Total Return Bond"), ASAF PBHG Small-Cap Growth Fund ("PBHG Small-Cap Growth"), ASAF Alliance Growth Fund ("Alliance Growth"), ASAF Alliance Growth and Income Fund ("Alliance Growth and Income"), ASAF William Blair International Growth Fund ("William Blair International Growth") (formerly, ASAF Janus Overseas Growth Fund), ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"), ASAF Neuberger Berman Mid-Cap Growth Fund ("Neuberger Berman Mid-Cap Growth"), ASAF Neuberger Berman Mid-Cap Value Fund ("Neuberger Berman Mid-Cap Value"), ASAF MFS Growth with Income Fund ("MFS Growth with Income"), ASAF Sanford Bernstein Managed Index 500 Fund ("Sanford Managed Index 500"), ASAF Strong International Equity Fund ("Strong International Equity"), ASAF DeAM Small-Cap Growth Fund ("DeAM Small-Cap Growth"), ASAF Alger All-Cap Growth Fund ("Alger All-Cap Growth"), ASAF Gabelli All-Cap Value Fund ("Gabelli All-Cap Value"), ASAF Goldman Sachs Mid-Cap Growth Fund ("Goldman Sachs Mid-Cap Growth") (formerly, ASAF Janus Mid-Cap Growth
Fund), ASAF INVESCO Technology Fund ("INVESCO Technology"), ASAF ProFund Managed OTC Fund ("ProFund Managed OTC"), ASAF Alliance/Bernstein Growth + Value Fund ("Alliance/Bernstein Growth + Value"), ASAF INVESCO Health Sciences Fund ("INVESCO Health Sciences"), ASAF Sanford Bernstein Core Value Fund ("Sanford Bernstein Core Value"), ASAF T. Rowe Price Tax Managed Fund ("T. Rowe Price Tax Managed"), ASAF DeAM Large-Cap Growth Fund ("DeAM Large-Cap Growth") and ASAF DeAM Large-Cap Value Fund ("DeAM Large-Cap Value") (each a "Fund" and collectively the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following accounting policies are in conformity with generally accepted accounting principles in the United States of America. Such policies are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

     Fund securities are valued at the close of trading on the New York Stock Exchange. Equity securities are generally valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.

Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. For Funds other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of April 30, 2003, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

     Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

     A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS

     A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS

     A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

SWAP AGREEMENTS

     A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract. Cash receipts and payments are settled periodically between the counterparties in accordance with the terms of the individual agreements.

     Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

     Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

SECURITIES LOANS

     Each Fund may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of the securities loaned may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

DEFERRED ORGANIZATION EXPENSES

     The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

     Several provisions of the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, became effective for the Funds on November 1, 2001. The Guide requires that the Funds amortize premium and accrete discount on all fixed-income securities, and classify as an adjustment to interest income those gains and losses realized on paydowns on mortgage-backed securities for financial reporting purposes. For the six months ended April 30, 2003, American Century Strategic Balanced and PIMCO Total Return Bond reclassified $31,111 in paydown gains and $736,280 in paydown losses, respectively, to net investment income.

MULTIPLE CLASSES OF SHARES

     Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least annually by the American Century International Growth, DeAM International Equity, Gabelli Small-Cap Value, Goldman Sachs Concentrated Growth, PBHG Small-Cap Growth, Alliance Growth, Alliance Growth and Income, William Blair International Growth, Marsico Capital Growth, Neuberger Berman Mid-Cap Growth, Neuberger Berman Mid-Cap Value, MFS Growth with Income, Sanford Bernstein Managed Index 500, Strong International Equity, DeAM Small-Cap Growth, Alger All-Cap Growth, Gabelli All-Cap Value, INVESCO Technology, Goldman Sachs Mid-Cap Growth, ProFund Managed OTC, Alliance/Bernstein Growth + Value, INVESCO Health Sciences, Sanford Bernstein Core Value, T. Rowe Price Tax Managed, DeAM Large-Cap Growth and DeAM Large-Cap Value; semiannually by the American Century Strategic Balanced and INVESCO Capital Income; declared daily and paid quarterly by PIMCO Total Return Bond, and declared daily and paid monthly by the Federated High Yield Bond and Money Market. Net realized gains from investment transactions, if any are distributed at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Funds: American Century Investment Management, Inc. for American Century International Growth and American Century Strategic Balanced; Deutsche Asset Management, Inc. for DeAM International Equity, DeAM Small-Cap Growth, DeAM Large-Cap Growth and DeAM Large-Cap Value; Federated Investment Counseling for Federated High Yield Bond; GAMCO Investors, Inc. for Gabelli Small-Cap Value and Gabelli All-Cap Value; INVESCO Funds Group, Inc. for INVESCO Capital Income, INVESCO Technology and INVESCO Health Sciences; Goldman Sachs Asset Management for Goldman Sachs Concentrated Growth and Goldman Sachs Mid-Cap Growth; Wells Capital Management, Inc. for Money Market; Pacific Investment Management Company LLC for PIMCO Total return Bond; Pilgrim Baxter & Associates, Ltd. for PBHG Small-Cap Growth; Alliance Capital Management, L.P. for Alliance Growth and Alliance Growth and Income; Marsico Capital Management, LLC for Marsico Capital Growth; Neuberger Berman Management, Inc. for Neuberger Berman Mid-Cap Growth and Neuberger Berman Mid-Cap Value; Massachusetts Financial Services Company for MFS Growth with Income; Sanford C. Bernstein & Co., LLC for Sanford Bernstein Managed Index 500 and Sanford Bernstein Core Value; Strong Capital Management, Inc. for Strong International Equity; Fred Alger Management, Inc. for Alger All-Cap Growth; William Blair & Company, LLC for William Blair International Growth; ProFund Advisors LLC for ProFund Managed OTC; Alliance Capital Management, L.P. and Sanford C. Bernstein & Co., LLC, co-managers for Alliance/Bernstein Growth + Value; and T. Rowe Price Associates, Inc. for T. Rowe Price Tax Managed.

ADVISORY FEES AND EXPENSE LIMITATIONS

     The investment manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds. The advisory fee for Alliance Growth is reduced to 0.85% of the average daily net assets in excess of $1 billion.

     The Investment Manager has voluntarily agreed to waive expenses until at least March 1, 2004 and will continue to waive expenses in accordance with limitation expense policies. The Investment Manager will reimburse each Fund for its respective operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extra ordinary expenses, but inclusive of the management fee, which in the aggregate exceed specified percentages of the Funds' average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fees and expense limitations are summarized as follows:

                                             ADVISORY     EXPENSE
                                               FEES     LIMITATIONS
                                             --------   -----------
American Century International Growth          1.00%       1.60%
American Century Strategic Balanced            0.90%       1.15%
DeAM International Equity                      1.10%       1.70%
Federated High Yield Bond                      0.70%       1.00%
Gabelli Small-Cap Value                        1.00%       1.40%
Goldman Sachs Concentrated Growth              1.00%       1.25%
INVESCO Capital Income                         0.75%       1.17%
Money Market                                   0.50%       1.00%
PIMCO Total Return Bond                        0.65%       1.00%
PBHG Small-Cap Growth                          0.90%       1.30%
Alliance Growth                                0.90%       1.30%
Alliance Growth and Income                     1.00%       1.15%
William Blair International Growth             1.00%       1.60%
Marsico Capital Growth                         1.00%       1.30%
Neuberger Berman Mid-Cap Growth                0.90%       1.35%
Neuberger Berman Mid-Cap Value                 0.90%       1.35%
MFS Growth with Income                         1.00%       1.30%
Sanford Bernstein Managed Index 500            0.80%       1.00%
Strong International Equity                    1.10%       1.60%
DeAM Small-Cap Growth                          0.95%       1.40%
Alger All-Cap Growth                           0.95%       1.35%
Gabelli All-Cap Value                          0.95%       1.35%
Goldman Sachs Mid-Cap Growth                   1.00%       1.40%
INVESCO Technology                             1.00%       1.40%
ProFund Managed OTC                            0.85%       1.25%
Alliance/Bernstein Growth + Value              1.00%       1.35%
INVESCO Health Sciences                        1.00%       1.40%
Sanford Bernstein Core Value                   0.85%       1.20%
T. Rowe Price Tax Managed                      0.95%       1.30%
DeAM Large-Cap Growth                          0.90%       1.17%
DeAM Large-Cap Value                           0.90%       1.15%

     In addition the Investment Manager has voluntarily agreed to waive portions of its advisory fees equal to 0.07% of average daily net assets of Goldman Sachs Concentrated Growth, 0.10% of average daily net assets of William Blair International Growth, DeAM Small-Cap Growth, DeAM Large-Cap Growth, DeAM Large-Cap Value, DeAM International Equity and Goldman Sachs Mid-Cap Growth; 0.20% of the average daily net assets of Alliance Growth and Income, and as necessary to avoid for the Money Market Fund's net operating expenses exceeding the net investment income for the period ended April 30, 2003. Such voluntary fee waivers or reductions, may be rescinded at any time and without notice to investors. All reimbursements by the Investment Manager are reflected in the Statements of Operations.

     On November 11, 2002 William Blair & Company, LLC became the sub-advisor to the William Blair International Growth (formerly Janus Overseas Growth, sub-advised by Janus Capital Management LLC), Goldman Sachs Asset Management became the sub-advisor to the Goldman Sachs

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

Concentrated Growth and Goldman Sachs Mid-Cap Growth (formerly Janus Capital Growth and Janus Mid-Cap Growth, both sub-advised by Janus Capital Management
LLC).

MANAGEMENT OF THE COMPANY

     Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

DISTRIBUTOR

     American Skandia Marketing, Incorporated ("ASMI"), a subsidiary of American Skandia, Inc. serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     A portion of the sales charge on sales of Class A may be retained by ASMI in conjunction with certain expenses incurred during the distribution of these shares. During the period ended April 30, 2003, ASMI retained a portion of the sales charge on sales of Class A shares (chart below).

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively, after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1.00%, 6.00%, 1.00%, and 6.00% of the amount subject to the charge for Class A, B, C, and X, respectively. During the period ended April 30, 2003, ASMI collected a CDSC fees (chart below).

                                           CLASS A
                                         SALES CHARGE      CDSC
                                           RETAINED     COLLECTED
                                         ------------   ----------
American Century International Growth      $  6,021     $   89,129
American Century Strategic Balanced           8,574        256,555
DeAM International Equity                     2,534         91,495
Federated High Yield Bond                    12,081        305,480
Gabelli Small-Cap Value                      10,798        303,081
Goldman Sachs Concentrated Growth            21,367      1,045,641
INVESCO Capital Income                        7,484        366,766
Money Market                                     --      1,342,989
PIMCO Total Return Bond                      40,361      1,110,559
PBHG Small-Cap Growth                         4,946        174,813
Alliance Growth                               3,790        165,050
Alliance Growth and Income                   12,647        445,231
William Blair International Growth            3,335        220,538
Marsico Capital Growth                       29,469        821,304
Neuberger Berman Mid-Cap Growth               9,196        247,609
Neuberger Berman Mid-Cap Value               13,377        316,109
MFS Growth with Income                        3,384         61,238
Sanford Bernstein Managed Index 500          13,612        207,473
Strong International Equity                   2,888         64,588
DeAM Small-Cap Growth                         5,366         63,117
Alger All-Cap Growth                          3,117         42,583
Gabelli All-Cap Value                         5,295        147,652
Goldman Sachs Mid-Cap Growth                  2,680         26,197
INVESCO Technology                            1,721         28,540
ProFund Managed OTC                           4,678         94,213
Alliance/Bernstein Growth + Value             2,065         21,784
INVESCO Health Sciences                       1,538         36,026
Sanford Bernstein Core Value                  3,587         31,861
T. Rowe Price Tax Managed                       642         15,111
DeAM Large-Cap Growth                           347          1,073
DeAM Large-Cap Value                            648          1,521

     Under the Plans, the Funds pay ASMI a distribution and service fee of 0.50%, 1.00%, 1.00% and 1.00% for Class A, B, C and X shares, respectively. In connection with the Class X plan, ASMI uses the distribution and services fees as reimbursement for its purchase of Bonus Shares. Bonus Shares are paid to shareholders at the time of initial purchase and each subsequent purchase of Class X shares in an amount equal to 2.50% of the purchase.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     During the period ended April 30, 2003 ASMI paid the following amounts in conjunction with the purchase of bonus shares.

American Century International Growth                   $ 5,791
American Century Strategic Balanced                       8,851
DeAM International Equity                                 5,282
Federated High Yield Bond                                 5,558
Gabelli Small-Cap Value                                  15,730
Goldman Sachs Concentrated Growth                        40,028
INVESCO Capital Income                                   11,269
Money Market                                             39,185
PIMCO Total Return Bond                                  29,366
PBHG Small-Cap Growth                                     9,042
Alliance Growth                                           8,727
Alliance Growth and Income                               17,798
William Blair International Growth                       10,805
Marsico Capital Growth                                   32,552
Neuberger Berman Mid-Cap Growth                          14,488
Neuberger Berman Mid-Cap Value                           14,376
MFS Growth with Income                                    1,698
Sanford Bernstein Managed Index 500                       9,220
Strong International Equity                               5,434
DeAM Small-Cap Growth                                     4,183
Alger All-Cap Growth                                      2,204
Gabelli All-Cap Value                                     5,402
Goldman Sachs Mid-Cap Growth                              2,402
INVESCO Technology                                        2,645
ProFund Managed OTC                                       1,307
Alliance/Bernstein Growth + Value                         1,439
INVESCO Health Sciences                                   2,363
Sanford Bernstein Core Value                              2,074
T. Rowe Price Tax Managed                                   345
DeAM Large-Cap Growth                                       272
DeAM Large-Cap Value                                        269

     On August 2, 1999, the Company adopted a Supplemental Distribution Plan ("Supplemental Plan") under Rule 12b-1. The Supplemental Plan permitted ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Funds. The Supplemental Plan was terminated on June 27, 2001. Commissions received by ASMI under the Supplemental Plan are reflected in the expense ratios, in the Financial Highlights for the years ended 1999 and 2000.

TRANSFER AGENT

     American Skandia Fund Services, Inc. ("ASFSI"), a subsidiary of American Skandia, Inc. serves as transfer agent of the Company. ASFSI provides certain services to shareholders of the Funds and their brokers, including addressing telephonic inquiries and requests, and processing certain shareholder transactions. In addition, Boston Financial Data Services, Inc. serves as sub-transfer agent.

     The Funds pay ASFSI per-transaction fees as compensation for such services. During the period ended April 30, 2003, fees collected by ASFSI were as follows:

American Century International Growth                  $ 22,325
American Century Strategic Balanced                      49,069
DeAM International Equity                                23,849
Federated High Yield Bond                                60,748
Gabelli Small-Cap Value                                  66,031
Goldman Sachs Concentrated Growth                       216,211
INVESCO Capital Income                                   72,568
Money Market                                            136,836
PIMCO Total Return Bond                                 193,763
PBHG Small-Cap Growth                                    41,114
Alliance Growth                                          32,073
Alliance Growth and Income                               83,832
William Blair International Growth                       55,097
Marsico Capital Growth                                  207,333
Neuberger Berman Mid-Cap Growth                          60,684
Neuberger Berman Mid-Cap Value                           69,614
MFS Growth with Income                                   14,896
Sanford Bernstein Managed Index 500                      46,419
Strong International Equity                              18,006
DeAM Small-Cap Growth                                    17,411
Alger All-Cap Growth                                     11,029
Gabelli All-Cap Value                                    25,827
Goldman Sachs Mid-Cap Growth                             12,761
INVESCO Technology                                        8,990
ProFund Managed OTC                                      11,916
Alliance/Bernstein Growth + Value                         5,579
INVESCO Health Sciences                                   7,463
Sanford Bernstein Core Value                             11,224
T. Rowe Price Tax Managed                                 3,623
DeAM Large-Cap Growth                                     1,669
DeAM Large-Cap Value                                      1,596

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, during the period ended April 30, 2003, were as follows:

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
AMERICAN CENTURY
 INTERNATIONAL
 GROWTH:
 Sold                       27,758,582   $   156,232,809           401,017   $     2,333,356         2,857,760   $    16,300,710
 Reinvested                     17,903           104,193             1,392             8,173               986             5,760
 Redeemed                  (26,426,314)     (149,315,163)         (612,265)       (3,507,862)       (3,048,745)      (17,449,072)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)        1,350,171   $     7,021,839          (209,856)  $    (1,166,333)         (189,999)  $    (1,142,602)
                       ===============   ===============   ===============   ===============   ===============   ===============
AMERICAN CENTURY
 STRATEGIC BALANCED:
 Sold                          498,715   $     5,252,183           524,979   $     5,520,836           374,660   $     3,919,311
 Reinvested                     26,736           280,731            40,340           423,170            14,139           148,322
 Redeemed                     (554,106)       (5,824,062)       (1,105,974)      (11,582,139)         (441,655)       (4,606,777)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease                (28,655)  $      (291,148)         (540,655)  $    (5,638,133)          (52,856)  $      (539,144)
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM INTERNATIONAL
 EQUITY:
 Sold                       13,052,766   $    97,156,336           147,287   $     1,108,403           438,204   $     3,310,894
 Redeemed                  (12,781,445)      (95,665,029)         (418,198)       (3,098,966)         (596,556)       (4,448,239)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          271,321   $     1,491,307          (270,911)  $    (1,990,563)         (158,352)  $    (1,137,345)
                       ===============   ===============   ===============   ===============   ===============   ===============
FEDERATED HIGH YIELD
 BOND:
 Sold                        6,155,818   $    40,909,263         5,655,860   $    37,646,753         2,729,533   $    18,071,017
 Reinvested                    132,820           886,862           337,247         2,247,571           141,124           942,369
 Redeemed                   (4,678,726)      (30,990,708)       (2,083,727)      (13,746,837)       (1,508,673)       (9,989,486)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,609,912   $    10,805,417         3,909,380   $    26,147,487         1,361,984   $     9,023,900
                       ===============   ===============   ===============   ===============   ===============   ===============
GABELLI SMALL-CAP
 VALUE:
 Sold                        1,247,469   $    12,569,462           803,780   $     7,933,739           578,490   $     5,671,062
 Redeemed                   (1,283,570)      (12,754,767)       (1,855,240)      (17,813,622)         (805,493)       (7,813,916)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease                (36,101)  $      (185,305)       (1,051,460)  $    (9,879,883)         (227,003)  $    (2,142,854)
                       ===============   ===============   ===============   ===============   ===============   ===============
GOLDMAN SACHS
 CONCENTRATED GROWTH:
 Sold                        1,578,745   $    14,950,885           916,178   $     7,525,540           749,989   $     6,043,257
 Redeemed                   (2,980,584)      (27,949,560)       (4,948,102)      (40,220,981)       (2,184,953)      (17,708,498)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (1,401,839)  $   (12,998,675)       (4,031,924)  $   (32,695,441)       (1,434,964)  $   (11,665,241)
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO CAPITAL
 INCOME:
 Sold                        1,009,160   $    10,381,895           389,736   $     4,072,713           552,553   $     5,778,157
 Reinvested                     18,892           196,290            23,229           242,509             9,986           104,152
 Redeemed                   (1,355,527)      (13,917,192)       (1,478,535)      (15,290,636)         (690,926)       (7,134,573)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (327,475)  $    (3,339,007)       (1,065,570)  $   (10,975,414)         (128,387)  $    (1,252,264)
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
AMERICAN CENTURY
 INTERNATIONAL
 GROWTH:
 Sold                           84,837   $       491,315
 Reinvested                        749             4,356
 Redeemed                     (136,327)         (783,390)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (50,741)  $      (287,719)
                       ===============   ===============
AMERICAN CENTURY
 STRATEGIC BALANCED:
 Sold                          102,977   $     1,079,925
 Reinvested                     10,180           106,688
 Redeemed                     (247,049)       (2,573,112)
                       ---------------   ---------------
   Net Decrease               (133,892)  $    (1,386,499)
                       ===============   ===============
DEAM INTERNATIONAL
 EQUITY:
 Sold                           45,203   $       334,849
 Redeemed                     (109,332)         (807,059)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (64,129)  $      (472,210)
                       ===============   ===============
FEDERATED HIGH YIELD
 BOND:
 Sold                          502,720   $     3,336,530
 Reinvested                     74,385           495,196
 Redeemed                     (450,751)       (2,987,812)
                       ---------------   ---------------
   Net Increase                126,354   $       843,914
                       ===============   ===============
GABELLI SMALL-CAP
 VALUE:
 Sold                          138,803   $     1,355,483
 Redeemed                     (322,380)       (3,112,164)
                       ---------------   ---------------
   Net Decrease               (183,577)  $    (1,756,681)
                       ===============   ===============
GOLDMAN SACHS
 CONCENTRATED GROWTH:
 Sold                          263,218   $     2,168,314
 Redeemed                     (739,883)       (6,021,990)
                       ---------------   ---------------
   Net Decrease               (476,665)  $    (3,853,676)
                       ===============   ===============
INVESCO CAPITAL
 INCOME:
 Sold                          127,321   $     1,326,076
 Reinvested                      7,204            75,122
 Redeemed                     (413,868)       (4,253,108)
                       ---------------   ---------------
   Net Decrease               (279,343)  $    (2,851,910)
                       ===============   ===============

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
MONEY MARKET:
 Sold                      204,370,268   $   204,370,268        73,606,341   $    73,606,341        70,132,663   $    70,132,211
 Reinvested                    321,074           321,074            23,965            23,965            12,679            12,679
 Redeemed                 (204,699,458)     (204,699,458)      (78,389,123)      (78,389,126)      (83,662,402)      (83,662,404)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease                 (8,116)  $        (8,116)       (4,758,817)  $    (4,758,820)      (13,517,060)  $   (13,517,514)
                       ===============   ===============   ===============   ===============   ===============   ===============
PIMCO TOTAL RETURN
 BOND:
 Sold                       19,148,547   $   207,651,539         5,237,981   $    56,157,072         2,867,804   $    30,778,121
 Reinvested                    428,044         4,604,122           974,412        10,371,363           396,867         4,224,104
 Redeemed                  (17,991,367)     (195,014,549)       (5,502,732)      (59,021,239)       (2,946,179)      (31,580,680)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,585,224   $    17,241,112           709,661   $     7,507,196           318,492   $     3,421,545
                       ===============   ===============   ===============   ===============   ===============   ===============
PBHG SMALL-CAP
 GROWTH:
 Sold                          903,124   $     7,435,890           352,526   $     2,875,023           278,578   $     2,279,146
 Redeemed                   (1,132,639)       (9,186,028)         (935,825)       (7,418,716)         (489,345)       (3,911,760)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (229,515)  $    (1,750,138)         (583,299)  $    (4,543,693)         (210,767)  $    (1,632,614)
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE GROWTH:
 Sold                          550,295   $     4,071,119           303,220   $     2,240,431           314,749   $     2,288,859
 Redeemed                     (794,361)       (5,851,151)         (939,310)       (6,755,240)         (619,704)       (4,441,592)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (244,066)  $    (1,780,032)         (636,090)  $    (4,514,809)         (304,955)  $    (2,152,733)
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE GROWTH AND
 INCOME:
 Sold                        1,162,794   $    11,256,700           778,693   $     7,491,659           629,814   $     6,005,135
 Redeemed                   (1,505,461)      (14,282,312)       (1,989,925)      (18,789,558)       (1,283,785)      (12,113,979)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (342,667)  $    (3,025,612)       (1,211,232)  $   (11,297,899)         (653,971)  $    (6,108,844)
                       ===============   ===============   ===============   ===============   ===============   ===============
WILLIAM BLAIR
 INTERNATIONAL
 GROWTH:
 Sold                        5,997,950   $    46,297,409           176,280   $     1,378,282           645,583   $     4,998,039
 Redeemed                   (6,199,953)      (48,216,512)       (1,276,054)       (9,901,679)       (1,143,382)       (8,871,600)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (202,003)  $    (1,919,103)       (1,099,774)  $    (8,523,397)         (497,799)  $    (3,873,561)
                       ===============   ===============   ===============   ===============   ===============   ===============
MARSICO CAPITAL
 GROWTH:
 Sold                        2,128,228   $    21,632,871         2,260,312   $    22,805,621         2,213,046   $    22,108,145
 Redeemed                   (2,641,590)      (26,563,011)       (3,928,402)      (38,556,823)       (2,271,331)      (22,303,504)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (513,362)  $    (4,930,140)       (1,668,090)  $   (15,751,202)          (58,285)  $      (195,359)
                       ===============   ===============   ===============   ===============   ===============   ===============
NEUBERGER BERMAN MID-
 CAP GROWTH:
 Sold                          714,515   $     7,445,117           453,964   $     4,653,938           335,702   $     3,436,071
 Redeemed                     (961,074)       (9,967,493)       (1,030,655)      (10,333,340)         (641,695)       (6,460,729)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (246,559)  $    (2,522,376)         (576,691)  $    (5,679,402)         (305,993)  $    (3,024,658)
                       ===============   ===============   ===============   ===============   ===============   ===============
NEUBERGER BERMAN MID-
 CAP VALUE:
 Sold                        1,053,943   $    13,857,666           553,068   $     7,177,068           394,823   $     5,107,707
 Redeemed                   (1,105,138)      (14,444,650)       (1,404,072)      (17,875,620)         (606,647)       (7,782,775)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease                (51,195)  $      (586,984)         (851,004)  $   (10,698,552)         (211,824)  $    (2,675,068)
                       ===============   ===============   ===============   ===============   ===============   ===============
MFS GROWTH WITH
 INCOME:
 Sold                          189,532   $     1,283,224           351,125   $     2,358,558           141,060   $       946,469
 Redeemed                     (269,102)       (1,809,306)         (413,090)       (2,724,990)         (203,381)       (1,344,902)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease                (79,570)  $      (526,082)          (61,965)  $      (366,432)          (62,321)  $      (398,433)
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
MONEY MARKET:
 Sold                       16,572,984   $    16,572,984
 Reinvested                      5,586             5,586
 Redeemed                  (17,800,731)      (17,800,731)
                       ---------------   ---------------
   Net Decrease             (1,222,161)  $    (1,222,161)
                       ===============   ===============
PIMCO TOTAL RETURN
 BOND:
 Sold                          854,190   $     9,164,944
 Reinvested                    164,942         1,758,703
 Redeemed                     (720,631)       (7,734,712)
                       ---------------   ---------------
   Net Increase                298,501   $     3,188,935
                       ===============   ===============
PBHG SMALL-CAP
 GROWTH:
 Sold                           82,190   $       661,391
 Redeemed                     (208,863)       (1,657,383)
                       ---------------   ---------------
   Net Decrease               (126,673)  $      (995,992)
                       ===============   ===============
ALLIANCE GROWTH:
 Sold                          104,432   $       766,015
 Redeemed                     (274,430)       (1,986,896)
                       ---------------   ---------------
   Net Decrease               (169,998)  $    (1,220,881)
                       ===============   ===============
ALLIANCE GROWTH AND
 INCOME:
 Sold                          186,893   $     1,786,062
 Redeemed                     (463,397)       (4,338,893)
                       ---------------   ---------------
   Net Decrease               (276,504)  $    (2,552,831)
                       ===============   ===============
WILLIAM BLAIR
 INTERNATIONAL
 GROWTH:
 Sold                           78,560   $       606,171
 Redeemed                     (290,447)       (2,248,083)
                       ---------------   ---------------
   Net Decrease               (211,887)  $    (1,641,912)
                       ===============   ===============
MARSICO CAPITAL
 GROWTH:
 Sold                          314,090   $     3,136,285
 Redeemed                     (584,841)       (5,709,114)
                       ---------------   ---------------
   Net Decrease               (270,751)  $    (2,572,829)
                       ===============   ===============
NEUBERGER BERMAN MID-
 CAP GROWTH:
 Sold                           94,592   $       960,279
 Redeemed                     (173,975)       (1,741,463)
                       ---------------   ---------------
   Net Decrease                (79,383)  $      (781,184)
                       ===============   ===============
NEUBERGER BERMAN MID-
 CAP VALUE:
 Sold                          109,969   $     1,412,283
 Redeemed                     (201,032)       (2,562,976)
                       ---------------   ---------------
   Net Decrease                (91,063)  $    (1,150,693)
                       ===============   ===============
MFS GROWTH WITH
 INCOME:
 Sold                           36,566   $       246,213
 Redeemed                      (64,388)         (423,727)
                       ---------------   ---------------
   Net Decrease                (27,822)  $      (177,514)
                       ===============   ===============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
SANFORD BERNSTEIN
 MANAGED INDEX 500:
 Sold                        1,080,518   $     7,541,461         2,502,781   $    17,226,074         1,646,411   $    11,420,282
 Redeemed                   (1,085,741)       (7,518,876)       (2,774,701)      (18,813,754)       (1,677,857)      (11,423,932)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase/
     (Decrease)                 (5,223)  $        22,585          (271,920)  $    (1,587,680)          (31,446)  $        (3,650)
                       ===============   ===============   ===============   ===============   ===============   ===============
STRONG INTERNATIONAL
 EQUITY:
 Sold                        6,240,153   $    30,572,035           292,260   $     1,426,157         2,424,890   $    11,785,406
 Redeemed                   (5,826,500)      (28,600,555)         (536,528)       (2,589,393)       (2,365,142)      (11,514,206)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          413,653   $     1,971,480          (244,268)  $    (1,163,236)           59,748   $       271,200
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM SMALL-CAP
 GROWTH:
 Sold                        1,137,272   $     4,026,160           349,342   $     1,228,667           354,679   $     1,245,933
 Redeemed                   (1,160,107)       (4,112,233)         (902,640)       (3,124,708)         (447,612)       (1,547,748)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease                (22,835)  $       (86,073)         (553,298)  $    (1,896,041)          (92,933)  $      (301,815)
                       ===============   ===============   ===============   ===============   ===============   ===============
ALGER ALL-CAP GROWTH:
 Sold                          205,921   $     1,006,240           334,858   $     1,631,361           212,355   $     1,028,088
 Redeemed                     (219,720)       (1,041,462)         (380,162)       (1,804,776)         (418,278)       (1,998,598)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease                (13,799)  $       (35,222)          (45,304)  $      (173,415)         (205,923)  $      (970,510)
                       ===============   ===============   ===============   ===============   ===============   ===============
GABELLI ALL-CAP
 VALUE:
 Sold                          512,544   $     4,081,076           381,097   $     3,022,692           190,045   $     1,502,917
 Redeemed                     (469,213)       (3,653,316)         (700,712)       (5,483,911)         (401,901)       (3,148,045)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           43,331   $       427,760          (319,615)  $    (2,461,219)         (211,856)  $    (1,645,128)
                       ===============   ===============   ===============   ===============   ===============   ===============
GOLDMAN SACHS MID-
 CAP GROWTH:
 Sold                          524,776   $     1,618,016           359,199   $     1,092,401           883,138   $     2,694,502
 Redeemed                     (389,409)       (1,183,460)         (456,787)       (1,375,043)         (342,589)       (1,037,621)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          135,367   $       434,556           (97,588)  $      (282,642)          540,549   $     1,656,881
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO TECHNOLOGY:
 Sold                          509,400   $     1,044,569           674,469   $     1,351,759           775,668   $     1,613,470
 Redeemed                     (480,127)         (967,283)         (661,775)       (1,313,000)         (823,562)       (1,651,529)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           29,273   $        77,286            12,694   $        38,759           (47,894)  $       (38,059)
                       ===============   ===============   ===============   ===============   ===============   ===============
PROFUND MANAGED OTC:
 Sold                        1,577,645   $     2,718,229         2,379,954   $     4,156,356         3,122,201   $     5,349,457
 Redeemed                   (1,332,221)       (2,231,003)       (1,772,223)       (2,987,024)       (2,573,176)       (4,268,528)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                245,424   $       487,226           607,731   $     1,169,332           549,025   $     1,080,929
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE/ BERNSTEIN
 GROWTH + VALUE:
 Sold                          111,083   $       887,773           146,858   $     1,159,217            77,279   $       610,631
 Redeemed                      (92,305)         (718,867)         (137,243)       (1,054,466)         (115,550)         (895,352)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           18,778   $       168,906             9,615   $       104,751           (38,271)  $      (284,721)
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
SANFORD BERNSTEIN
 MANAGED INDEX 500:
 Sold                          282,757   $     1,994,711
 Redeemed                     (316,038)       (2,148,060)
                       ---------------   ---------------
   Net Increase/
     (Decrease)                (33,281)  $      (153,349)
                       ===============   ===============
STRONG INTERNATIONAL
 EQUITY:
 Sold                           82,204   $       399,923
 Redeemed                     (123,580)         (595,834)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (41,376)  $      (195,911)
                       ===============   ===============
DEAM SMALL-CAP
 GROWTH:
 Sold                           84,167   $       293,674
 Redeemed                     (208,430)         (725,250)
                       ---------------   ---------------
   Net Decrease               (124,263)  $      (431,576)
                       ===============   ===============
ALGER ALL-CAP GROWTH:
 Sold                           36,788   $       177,756
 Redeemed                      (44,366)         (215,107)
                       ---------------   ---------------
   Net Decrease                 (7,578)  $       (37,351)
                       ===============   ===============
GABELLI ALL-CAP
 VALUE:
 Sold                           78,328   $       614,229
 Redeemed                      (91,997)         (709,949)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (13,669)  $       (95,720)
                       ===============   ===============
GOLDMAN SACHS MID-
 CAP GROWTH:
 Sold                           53,007   $       159,814
 Redeemed                      (30,899)          (90,899)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           22,108   $        68,915
                       ===============   ===============
INVESCO TECHNOLOGY:
 Sold                          173,686   $       351,273
 Redeemed                     (175,236)         (353,472)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           (1,550)  $        (2,199)
                       ===============   ===============
PROFUND MANAGED OTC:
 Sold                          348,141   $       612,818
 Redeemed                     (212,065)         (344,279)
                       ---------------   ---------------
   Net Increase                136,076   $       268,539
                       ===============   ===============
ALLIANCE/ BERNSTEIN
 GROWTH + VALUE:
 Sold                           14,963   $       115,837
 Redeemed                      (20,837)         (163,933)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           (5,874)  $       (48,096)
                       ===============   ===============

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
INVESCO HEALTH
 SCIENCES:
 Sold                           82,959   $       754,834            89,463   $       804,929            81,567   $       735,165
 Redeemed                      (71,178)         (635,234)         (231,288)       (2,043,057)          (76,248)         (679,430)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           11,781   $       119,600          (141,825)  $    (1,238,128)            5,319   $        55,735
                       ===============   ===============   ===============   ===============   ===============   ===============
SANFORD BERNSTEIN
 CORE VALUE:
 Sold                          308,684   $     2,761,185           378,064   $     3,434,232           592,693   $     5,417,500
 Reinvested                      4,066            36,878             2,896            26,267             2,716            24,638
 Redeemed                     (149,983)       (1,344,986)         (178,057)       (1,590,864)         (203,107)       (1,817,779)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          162,767   $     1,453,077           202,903   $     1,869,635           392,302   $     3,624,359
                       ===============   ===============   ===============   ===============   ===============   ===============
T. ROWE PRICE TAX
 MANAGED:
 Sold                           29,344   $       232,025            71,839   $       554,414           198,863   $     1,525,606
 Redeemed                      (41,219)         (312,049)          (71,500)         (549,777)          (61,585)         (463,768)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          (11,875)  $       (80,024)              339   $         4,637           137,278   $     1,061,838
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM LARGE-CAP
 GROWTH:
 Sold                           38,398   $       310,947           272,622   $     2,221,074            53,369   $       427,939
 Redeemed                      (13,296)         (107,174)         (273,523)       (2,258,508)           (6,438)          (49,665)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           25,102   $       203,773              (901)  $       (37,434)           46,931   $       378,274
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM LARGE-CAP VALUE:
 Sold                           16,042   $       130,645            52,377   $       423,684            37,479   $       311,996
 Redeemed                       (5,232)          (43,946)          (62,040)         (512,090)          (30,757)         (253,686)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           10,810   $        86,699            (9,663)  $       (88,406)            6,722   $        58,310
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
INVESCO HEALTH
 SCIENCES:
 Sold                           18,020   $       161,294
 Redeemed                      (55,623)         (490,057)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (37,603)  $      (328,763)
                       ===============   ===============
SANFORD BERNSTEIN
 CORE VALUE:
 Sold                           43,037   $       387,924
 Reinvested                        625             5,671
 Redeemed                      (45,866)         (407,718)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           (2,204)  $       (14,123)
                       ===============   ===============
T. ROWE PRICE TAX
 MANAGED:
 Sold                            1,835   $        14,150
 Redeemed                       (5,194)          (37,344)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           (3,359)  $       (23,194)
                       ===============   ===============
DEAM LARGE-CAP
 GROWTH:
 Sold                          164,490   $     1,338,514
 Redeemed                     (155,928)       (1,279,627)
                       ---------------   ---------------
   Net
  Increase/(Decrease)            8,562   $        58,887
                       ===============   ===============
DEAM LARGE-CAP VALUE:
 Sold                            3,949   $        32,094
 Redeemed                       (1,864)          (14,885)
                       ---------------   ---------------
   Net
  Increase/(Decrease)            2,085   $        17,209
                       ===============   ===============

     Transactions in shares of capital stock, during the period ended October 31, 2002, were as follows:

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
AMERICAN CENTURY
 INTERNATIONAL
 GROWTH:
 Sold                       23,505,946   $   160,266,213         1,136,366   $     8,072,849         7,243,851   $    50,848,941
 Redeemed                  (23,657,386)     (162,071,912)       (1,043,087)       (7,140,166)       (6,612,446)      (46,637,648)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (151,440)  $    (1,805,699)           93,279   $       932,683           631,405   $     4,211,293
                       ===============   ===============   ===============   ===============   ===============   ===============
AMERICAN CENTURY
 STRATEGIC BALANCED:
 Sold                        1,520,295   $    17,475,912         1,069,539   $    12,052,286           508,716   $     5,687,149
 Reinvested                     52,193           597,531            80,187           916,640            29,472           337,102
 Redeemed                   (1,989,339)      (22,534,919)       (2,225,290)      (24,517,352)       (1,227,598)      (13,649,261)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (416,851)  $    (4,461,476)       (1,075,564)  $   (11,548,426)         (689,410)  $    (7,625,010)
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM INTERNATIONAL
 EQUITY:
 Sold                       14,039,740   $   129,219,533           424,512   $     3,840,611         3,269,189   $    30,188,512
 Redeemed                  (14,394,105)     (133,654,038)       (1,129,215)       (9,906,418)       (3,516,603)      (32,432,822)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (354,365)  $    (4,434,505)         (704,703)  $    (6,065,807)         (247,414)  $    (2,244,310)
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
AMERICAN CENTURY
 INTERNATIONAL
 GROWTH:
 Sold                          326,456   $     2,323,094
 Redeemed                     (376,812)       (2,638,983)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (50,356)  $      (315,889)
                       ===============   ===============
AMERICAN CENTURY
 STRATEGIC BALANCED:
 Sold                          222,300   $     2,512,398
 Reinvested                     20,112           229,888
 Redeemed                     (545,091)       (6,065,554)
                       ---------------   ---------------
   Net Decrease               (302,679)  $    (3,323,268)
                       ===============   ===============
DEAM INTERNATIONAL
 EQUITY:
 Sold                          139,536   $     1,267,314
 Redeemed                     (241,877)       (2,106,983)
                       ---------------   ---------------
   Net Decrease               (102,341)  $      (839,669)
                       ===============   ===============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
FEDERATED HIGH YIELD
 BOND:
 Sold                       14,054,590   $    96,414,591         6,947,729   $    47,643,215         4,290,689   $    28,991,090
 Reinvested                    244,165         1,662,859           621,642         4,214,832           205,610         1,393,691
 Redeemed                  (14,320,983)      (98,626,385)       (5,752,593)      (39,081,274)       (3,224,892)      (21,900,461)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          (22,228)  $      (548,935)        1,816,778   $    12,776,773         1,271,407   $     8,484,320
                       ===============   ===============   ===============   ===============   ===============   ===============
GABELLI SMALL-CAP
 VALUE:
 Sold                        9,453,318   $   105,816,013         4,874,739   $    54,288,368         3,089,285   $    33,941,818
 Reinvested                     65,427           735,395           126,467         1,396,213            62,485           688,521
 Redeemed                   (9,315,896)     (103,192,226)       (3,755,131)      (39,738,006)       (2,557,994)      (26,790,174)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                202,849   $     3,359,182         1,246,075   $    15,946,575           593,776   $     7,840,165
                       ===============   ===============   ===============   ===============   ===============   ===============
GOLDMAN SACHS
 CONCENTRATED GROWTH:
 Sold                       16,509,781   $   205,079,879         2,851,331   $    30,286,502         2,227,713   $    23,284,026
 Redeemed                  (21,927,335)     (266,943,515)      (17,466,900)     (172,332,612)       (7,619,568)      (75,745,543)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (5,417,554)  $   (61,863,636)      (14,615,569)  $  (142,046,110)       (5,391,855)  $   (52,461,517)
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO CAPITAL
 INCOME:
 Sold                        3,676,197   $    45,229,272         1,484,697   $    18,086,518         1,781,891   $    22,074,801
 Reinvested                     56,306           693,294            79,886           989,540            34,076           422,183
 Redeemed                   (4,634,495)      (55,797,336)       (3,690,712)      (42,941,073)       (2,814,675)      (33,737,241)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (901,992)  $    (9,874,770)       (2,126,129)  $   (23,865,015)         (998,708)  $   (11,240,257)
                       ===============   ===============   ===============   ===============   ===============   ===============
MONEY MARKET:
 Sold                    1,279,832,149   $ 1,279,829,043       216,048,451   $   216,048,451       307,137,869   $   307,137,268
 Reinvested                    895,374           895,374           217,584           217,584           107,139           107,139
 Redeemed               (1,322,339,400)   (1,322,339,402)     (206,373,301)     (206,373,301)     (306,732,275)     (306,732,275)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)      (41,611,877)  $   (41,614,985)        9,892,734   $     9,892,734           512,733   $       512,132
                       ===============   ===============   ===============   ===============   ===============   ===============
PIMCO TOTAL RETURN
 BOND:
 Sold                       24,889,374   $   265,711,287        14,456,453   $   153,068,575         7,910,056   $    83,598,439
 Reinvested                    438,246         4,640,167           871,720         9,138,490           341,828         3,583,194
 Redeemed                  (23,657,962)     (252,510,136)       (8,444,162)      (89,250,438)       (5,389,368)      (56,979,493)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase              1,669,658   $    17,841,318         6,884,011   $    72,956,627         2,862,516   $    30,202,140
                       ===============   ===============   ===============   ===============   ===============   ===============
PBHG SMALL-CAP
 GROWTH:
 Sold                        8,793,724   $   104,192,726           974,223   $    10,739,046           869,246   $     9,251,069
 Redeemed                  (10,091,958)     (117,943,035)       (2,522,534)      (25,372,282)       (1,333,453)      (13,609,818)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (1,298,234)  $   (13,750,309)       (1,548,311)  $   (14,633,236)         (464,207)  $    (4,358,749)
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE GROWTH:
 Sold                        2,201,814   $    20,013,559         1,545,264   $    14,152,284         1,522,767   $    13,506,214
 Redeemed                   (2,840,328)      (25,261,555)       (2,528,101)      (21,618,745)       (1,499,660)      (12,562,049)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (638,514)  $    (5,247,996)         (982,837)  $    (7,466,461)           23,107   $       944,165
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE GROWTH AND
 INCOME:
 Sold                        3,051,956   $    35,994,438         3,561,574   $    42,075,346         3,182,950   $    37,473,477
 Reinvested                    127,138         1,616,375           290,634         3,650,263           129,264         1,622,605
 Redeemed                   (3,630,224)      (40,327,492)       (5,125,347)      (55,478,622)       (3,211,564)      (35,483,576)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (451,130)  $    (2,716,679)       (1,273,139)  $    (9,753,013)          100,650   $     3,612,506
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
FEDERATED HIGH YIELD
 BOND:
 Sold                          732,022   $     4,998,780
 Reinvested                    156,596         1,062,717
 Redeemed                     (952,624)       (6,502,852)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (64,006)  $      (441,355)
                       ===============   ===============
GABELLI SMALL-CAP
 VALUE:
 Sold                          730,291   $     7,978,037
 Reinvested                     43,332           478,347
 Redeemed                     (662,662)       (6,986,607)
                       ---------------   ---------------
   Net Increase                110,961   $     1,469,777
                       ===============   ===============
GOLDMAN SACHS
 CONCENTRATED GROWTH:
 Sold                          660,269   $     6,901,647
 Redeemed                   (2,423,458)      (23,636,780)
                       ---------------   ---------------
   Net Decrease             (1,763,189)  $   (16,735,133)
                       ===============   ===============
INVESCO CAPITAL
 INCOME:
 Sold                          352,839   $     4,346,433
 Reinvested                     23,916           295,922
 Redeemed                     (834,246)       (9,786,940)
                       ---------------   ---------------
   Net Decrease               (457,491)  $    (5,144,585)
                       ===============   ===============
MONEY MARKET:
 Sold                       44,463,248   $    44,463,248
 Reinvested                     40,956            40,956
 Redeemed                  (42,887,919)      (42,887,920)
                       ---------------   ---------------
   Net
  Increase/(Decrease)        1,616,285   $     1,616,284
                       ===============   ===============
PIMCO TOTAL RETURN
 BOND:
 Sold                        1,922,905   $    20,373,489
 Reinvested                    155,598         1,632,509
 Redeemed                   (1,110,155)      (11,734,275)
                       ---------------   ---------------
   Net Increase                968,348   $    10,271,723
                       ===============   ===============
PBHG SMALL-CAP
 GROWTH:
 Sold                          241,919   $     2,587,193
 Redeemed                     (489,996)       (4,888,709)
                       ---------------   ---------------
   Net Decrease               (248,077)  $    (2,301,516)
                       ===============   ===============
ALLIANCE GROWTH:
 Sold                          388,667   $     3,476,061
 Redeemed                     (594,710)       (5,146,130)
                       ---------------   ---------------
   Net
  Increase/(Decrease)         (206,043)  $    (1,670,069)
                       ===============   ===============
ALLIANCE GROWTH AND
 INCOME:
 Sold                          597,868   $     6,923,825
 Reinvested                     71,039           890,833
 Redeemed                     (907,513)       (9,899,428)
                       ---------------   ---------------
   Net
  Increase/(Decrease)         (238,606)  $    (2,084,770)
                       ===============   ===============

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
WILLIAM BLAIR
 INTERNATIONAL
 GROWTH:
 Sold                        9,734,386   $   101,167,826           314,231   $     3,076,366         2,003,410   $    18,612,197
 Redeemed                  (11,731,689)     (120,874,165)       (3,168,775)      (30,278,398)       (3,715,106)      (34,957,924)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (1,997,303)  $   (19,706,339)       (2,854,544)  $   (27,202,032)       (1,711,696)  $   (16,345,727)
                       ===============   ===============   ===============   ===============   ===============   ===============
MARSICO CAPITAL
 GROWTH:
 Sold                       25,493,396   $   305,334,385         5,412,821   $    62,192,524         4,817,264   $    55,723,975
 Redeemed                  (27,236,701)     (325,843,940)       (8,657,350)      (98,212,837)       (5,214,868)      (59,510,004)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease             (1,743,305)  $   (20,509,555)       (3,244,529)  $   (36,020,313)         (397,604)  $    (3,786,029)
                       ===============   ===============   ===============   ===============   ===============   ===============
NEUBERGER BERMAN MID-
 CAP GROWTH:
 Sold                        8,881,160   $   122,747,979         1,533,925   $    20,236,610         1,379,373   $    18,138,908
 Redeemed                   (9,507,695)     (130,078,600)       (3,095,411)      (38,364,432)       (1,953,433)      (25,154,879)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Decrease               (626,535)  $    (7,330,621)       (1,561,486)  $   (18,127,822)         (574,060)  $    (7,015,971)
                       ===============   ===============   ===============   ===============   ===============   ===============
NEUBERGER BERMAN MID-
 CAP VALUE:
 Sold                        3,127,010   $    45,742,094         3,336,399   $    48,969,013         2,157,889   $    31,268,474
 Reinvested                     24,492           362,785            49,268           718,813            19,341           282,525
 Redeemed                   (3,102,286)      (44,261,484)       (3,339,206)      (46,196,348)       (1,977,768)      (27,908,296)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                 49,216   $     1,843,395            46,461   $     3,491,478           199,462   $     3,642,703
                       ===============   ===============   ===============   ===============   ===============   ===============
MFS GROWTH WITH
 INCOME:
 Sold                          680,646   $     5,551,976         1,064,692   $     8,541,738           533,098   $     4,231,082
 Redeemed                     (613,900)       (4,824,843)       (1,088,509)       (8,340,553)         (534,964)       (4,102,502)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           66,746   $       727,133           (23,817)  $       201,185            (1,866)  $       128,580
                       ===============   ===============   ===============   ===============   ===============   ===============
SANFORD BERNSTEIN
 MANAGED INDEX 500:
 Sold                        3,269,733   $    26,928,836         6,450,043   $    52,104,084         3,982,409   $    31,861,449
 Redeemed                   (2,476,540)      (19,544,592)       (3,673,795)      (28,339,199)       (3,206,755)      (25,095,080)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                793,193   $     7,384,244         2,776,248   $    23,764,885           775,654   $     6,766,369
                       ===============   ===============   ===============   ===============   ===============   ===============
STRONG INTERNATIONAL
 EQUITY:
 Sold                       10,817,571   $    63,536,983         1,078,591   $     6,166,722         6,016,166   $    33,735,011
 Redeemed                  (10,483,430)      (61,465,120)         (971,765)       (5,322,419)       (6,142,354)      (34,509,312)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          334,141   $     2,071,863           106,826   $       844,303          (126,188)  $      (774,301)
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM SMALL-CAP
 GROWTH:
 Sold                       16,726,691   $    76,086,064         1,356,402   $     6,054,084           919,633   $     3,969,817
 Redeemed                  (17,600,896)      (79,399,805)       (1,642,281)       (6,786,038)       (1,006,864)       (4,231,057)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)         (874,205)  $    (3,313,741)         (285,879)  $      (731,954)          (87,231)  $      (261,240)
                       ===============   ===============   ===============   ===============   ===============   ===============
ALGER ALL-CAP GROWTH:
 Sold                        1,613,964   $    10,895,962           836,011   $     5,286,860           944,079   $     6,052,183
 Redeemed                   (1,550,347)      (10,322,021)         (670,880)       (3,924,350)         (945,833)       (5,713,386)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)           63,617   $       573,941           165,130   $     1,362,510            (1,754)  $       338,797
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
WILLIAM BLAIR
 INTERNATIONAL
 GROWTH:
 Sold                          143,132   $     1,394,606
 Redeemed                     (770,942)       (7,329,077)
                       ---------------   ---------------
   Net Decrease               (627,810)  $    (5,934,471)
                       ===============   ===============
MARSICO CAPITAL
 GROWTH:
 Sold                          850,162   $     9,838,605
 Redeemed                   (1,205,731)      (13,646,194)
                       ---------------   ---------------
   Net Decrease               (355,569)  $    (3,807,589)
                       ===============   ===============
NEUBERGER BERMAN MID-
 CAP GROWTH:
 Sold                          319,180   $     4,174,329
 Redeemed                     (442,959)       (5,314,567)
                       ---------------   ---------------
   Net Decrease               (123,779)  $    (1,140,238)
                       ===============   ===============
NEUBERGER BERMAN MID-
 CAP VALUE:
 Sold                          574,884   $     8,311,055
 Reinvested                      9,215           134,255
 Redeemed                     (446,696)       (6,132,206)
                       ---------------   ---------------
   Net Increase                137,403   $     2,313,104
                       ===============   ===============
MFS GROWTH WITH
 INCOME:
 Sold                          231,041   $     1,869,390
 Redeemed                     (327,653)       (2,571,661)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (96,612)  $      (702,271)
                       ===============   ===============
SANFORD BERNSTEIN
 MANAGED INDEX 500:
 Sold                          821,937   $     6,249,570
 Redeemed                     (537,618)       (3,978,145)
                       ---------------   ---------------
   Net Increase                284,319   $     2,271,425
                       ===============   ===============
STRONG INTERNATIONAL
 EQUITY:
 Sold                          328,314   $     1,896,552
 Redeemed                     (309,725)       (1,746,829)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           18,589   $       149,723
                       ===============   ===============
DEAM SMALL-CAP
 GROWTH:
 Sold                          266,187   $     1,132,296
 Redeemed                     (254,237)       (1,047,156)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           11,950   $        85,140
                       ===============   ===============
ALGER ALL-CAP GROWTH:
 Sold                          175,350   $     1,112,504
 Redeemed                      (64,305)         (367,847)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          111,045   $       744,657
                       ===============   ===============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
GABELLI ALL-CAP
 VALUE:
 Sold                        1,910,138   $    17,417,124         1,946,216   $    18,415,631         1,471,794   $    13,905,871
 Redeemed                   (1,441,174)      (12,713,408)       (1,553,763)      (13,262,777)       (1,587,568)      (14,254,538)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          468,964   $     4,703,716           392,453   $     5,152,854          (115,774)  $      (348,667)
                       ===============   ===============   ===============   ===============   ===============   ===============
GOLDMAN SACHS MID-
 CAP GROWTH:
 Sold                        1,683,677   $     6,466,534         1,034,592   $     4,003,976           632,491   $     2,415,987
 Redeemed                   (1,305,579)       (4,975,687)         (908,256)       (3,206,958)         (630,998)       (2,307,990)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                378,098   $     1,490,847           126,336   $       797,018             1,493   $       107,997
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO TECHNOLOGY:
 Sold                        2,570,238   $     8,490,795         1,542,185   $     5,064,333         1,351,121   $     4,231,209
 Redeemed                   (2,662,665)       (8,265,409)       (1,701,112)       (4,876,241)       (1,212,159)       (3,633,677)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          (92,427)  $       225,386          (158,927)  $       188,092           138,962   $       597,532
                       ===============   ===============   ===============   ===============   ===============   ===============
PROFUND MANAGED OTC:
 Sold                        4,277,572   $    10,092,762         6,256,964   $    14,813,994         6,134,428   $    14,926,604
 Redeemed                   (3,819,423)       (8,329,802)       (4,839,565)      (10,693,041)       (4,416,197)      (10,745,718)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net
  Increase/(Decrease)          458,149   $     1,762,960         1,417,399   $     4,120,953         1,718,231   $     4,180,886
                       ===============   ===============   ===============   ===============   ===============   ===============
ALLIANCE/ BERNSTEIN
 GROWTH + VALUE:
 Sold                          302,356   $     2,932,742           530,535   $     5,120,522           262,552   $     2,402,751
 Redeemed                     (198,661)       (1,841,641)         (323,641)       (2,736,494)         (112,186)         (963,110)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                103,695   $     1,091,101           206,894   $     2,384,028           150,366   $     1,439,641
                       ===============   ===============   ===============   ===============   ===============   ===============
INVESCO HEALTH
 SCIENCES:
 Sold                          458,789   $     4,998,351           635,567   $     6,746,802           445,803   $     4,780,112
 Redeemed                     (360,482)       (3,798,085)         (424,807)       (4,387,025)         (265,957)       (2,743,154)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                 98,307   $     1,200,266           210,760   $     2,359,777           179,846   $     2,036,958
                       ===============   ===============   ===============   ===============   ===============   ===============
SANFORD BERNSTEIN
 CORE VALUE:
 Sold                          767,083   $     7,848,510         1,076,892   $    10,944,752           763,419   $     7,691,269
 Reinvested                      2,056            21,631             1,475            15,509             1,071            11,258
 Redeemed                     (432,164)       (4,282,502)         (419,931)       (3,977,315)         (264,862)       (2,500,108)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                336,975   $     3,587,639           658,436   $     6,982,946           499,628   $     5,202,418
                       ===============   ===============   ===============   ===============   ===============   ===============
T. ROWE PRICE TAX
 MANAGED:
 Sold                          121,666   $     1,142,285           176,891   $     1,621,842           319,969   $     2,777,877
 Redeemed                      (53,372)         (469,196)          (51,319)         (429,456)          (79,642)         (644,841)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                 68,294   $       673,089           125,572   $     1,192,386           240,327   $     2,133,036
                       ===============   ===============   ===============   ===============   ===============   ===============
DEAM LARGE-CAP
 GROWTH:
 Sold                           33,540   $       321,201            53,554   $       429,994            30,684   $       281,510
 Redeemed                      (23,614)         (191,298)           (9,536)          (78,256)           (8,749)          (69,179)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                  9,926   $       129,903            44,018   $       351,738            21,935   $       212,331
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
GABELLI ALL-CAP
 VALUE:
 Sold                          222,426   $     2,087,952
 Redeemed                     (231,390)       (2,010,464)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           (8,964)  $        77,488
                       ===============   ===============
GOLDMAN SACHS MID-
 CAP GROWTH:
 Sold                          157,691   $       585,644
 Redeemed                     (150,286)         (545,899)
                       ---------------   ---------------
   Net Increase                  7,405   $        39,745
                       ===============   ===============
INVESCO TECHNOLOGY:
 Sold                          194,095   $       606,439
 Redeemed                     (255,284)         (752,524)
                       ---------------   ---------------
   Net
  Increase/(Decrease)          (61,189)  $      (146,085)
                       ===============   ===============
PROFUND MANAGED OTC:
 Sold                        1,022,874   $     2,073,014
 Redeemed                   (1,000,728)       (2,018,227)
                       ---------------   ---------------
   Net
  Increase/(Decrease)           22,146   $        54,787
                       ===============   ===============
ALLIANCE/ BERNSTEIN
 GROWTH + VALUE:
 Sold                          116,813   $     1,123,530
 Redeemed                      (47,684)         (434,620)
                       ---------------   ---------------
   Net Increase                 69,129   $       688,910
                       ===============   ===============
INVESCO HEALTH
 SCIENCES:
 Sold                          169,732   $     1,806,715
 Redeemed                     (110,501)       (1,147,719)
                       ---------------   ---------------
   Net Increase                 59,231   $       658,996
                       ===============   ===============
SANFORD BERNSTEIN
 CORE VALUE:
 Sold                          249,157   $     2,506,543
 Reinvested                        154             1,617
 Redeemed                      (52,456)         (492,210)
                       ---------------   ---------------
   Net Increase                196,855   $     2,015,950
                       ===============   ===============
T. ROWE PRICE TAX
 MANAGED:
 Sold                           11,698   $       105,651
 Redeemed                       (2,812)          (25,381)
                       ---------------   ---------------
   Net Increase                  8,886   $        80,270
                       ===============   ===============
DEAM LARGE-CAP
 GROWTH:
 Sold                            1,219   $        11,442
 Redeemed                       (1,095)          (10,294)
                       ---------------   ---------------
   Net Increase                    124   $         1,148
                       ===============   ===============

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------   ---------------------------------   ---------------------------------
                           SHARES            AMOUNT            SHARES            AMOUNT            SHARES            AMOUNT
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
DEAM LARGE-CAP VALUE:
 Sold                           37,676   $       358,980            89,002   $       732,569            37,947   $       330,515
 Redeemed                      (24,281)         (194,033)           (7,825)          (63,767)             (559)           (4,254)
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net Increase                 13,395   $       164,947            81,177   $       668,802            37,388   $       326,261
                       ===============   ===============   ===============   ===============   ===============   ===============

                                    CLASS X
                       ---------------------------------
                           SHARES            AMOUNT
                       ---------------   ---------------
DEAM LARGE-CAP VALUE:
 Sold                            8,373   $        79,159
 Redeemed                         (947)           (7,762)
                       ---------------   ---------------
   Net Increase                  7,426   $        71,397
                       ===============   ===============

5. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 2002, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                         EXPIRING IN
                       -------------------------------------------------------------------------------
                        2005        2006         2007           2008           2009           2010
                       -------   ----------   -----------   ------------   ------------   ------------
American Century
  International
  Growth.............  $    --   $   73,332   $    49,869   $  1,639,901   $ 22,928,687   $ 12,640,124
American Century
  Strategic
  Balanced...........       --           --            --      1,622,189      8,074,458     11,842,580
DeAM International
  Equity.............       --           --            --     35,789,148     57,123,055             --
Federated High Yield
  Bond...............    4,183       17,619       327,379      1,538,529     13,149,572     18,610,007
Gabelli Small-Cap
  Value..............       --           --            --             --             --      3,530,563
Goldman Sachs
  Concentrated
  Growth.............   38,807    4,789,881    52,015,103    304,073,150    384,441,491    201,055,611
INVESCO Capital
  Income.............       --           --            --        885,606     12,892,699     31,692,286
PBHG Small-Cap
  Growth.............       --           --            --     32,685,457     85,158,694     24,271,236
Alliance Growth......       --           --            --             --     49,045,320     27,974,021
Alliance Growth and
  Income.............       --           --            --             --             --     55,152,479
William Blair
  International
  Growth.............       --    2,242,636     3,428,829      3,770,566    118,198,630     45,261,880
Marsico Capital
  Growth.............       --      682,762     7,950,369     43,400,517    137,802,459     76,515,600
Neuberger Berman
  Mid-Cap Growth.....       --           --     1,874,798      7,545,394    134,152,765     54,571,099
Neuberger Berman
  Mid-Cap Value......       --           --            --             --             --      2,980,118
MFS Growth with
  Income.............       --           --            --        900,804      5,991,194      7,428,950
Sanford Bernstein
  Managed Index 500..       --           --            --             --      9,737,483     10,478,884
Strong International
  Equity.............       --           --            --      3,689,149     14,623,752      9,627,877
DeAM Small-Cap
  Growth.............       --           --            --      6,178,761     30,048,813     11,049,424
Alger All-Cap
  Growth.............       --           --            --        209,132      7,393,380      9,856,749
Gabelli All-Cap
  Value..............       --           --            --             --             --      5,993,769
Goldman Sachs Mid-
  Cap Growth.........       --           --            --         17,950     15,446,744      8,720,541
INVESCO Technology...       --           --            --        195,454     17,178,543     17,782,577
ProFund Managed
  OTC................       --           --            --      1,097,897     13,155,667     12,453,037
Alliance/Bernstein
  Growth + Value.....       --           --            --             --         73,985      1,480,731
INVESCO Health
  Sciences...........       --           --            --             --         35,228      3,215,584
Sanford Bernstein
  Core Value.........       --           --            --             --             --        501,181
T. Rowe Price Tax
  Managed............       --           --            --             --         41,359        520,264
DeAM Large-Cap
  Growth.............       --           --            --             --             --         80,858
DeAM Large-Cap
  Value..............       --           --            --             --             --         96,183

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the period ended April 30, 2003, were as follows:

                                               PURCHASES        SALES
                                              ------------   ------------
American Century International Growth         $ 95,732,354   $ 95,754,479
American Century Strategic Balanced             57,343,026     64,014,783
DeAM International Equity                       30,267,033     36,742,120
Federated High Yield Bond                       64,529,906     25,326,003
Gabelli Small-Cap Value                          6,381,763     11,759,177
Goldman Sachs Concentrated Growth              499,979,399    466,293,053
INVESCO Capital Income                          27,199,178     46,414,747
PIMCO Total Return Bond                         40,071,423     72,736,956
PBHG Small-Cap Growth                           49,330,429     60,554,715
Alliance Growth                                 17,304,180     24,659,092
Alliance Growth and Income                      55,049,754     75,092,237
William Blair International Growth             131,305,502    147,845,511
Marsico Capital Growth                         221,280,596    222,465,919
Neuberger Berman Mid-Cap Growth                109,195,403    120,399,000
Neuberger Berman Mid-Cap Value                  46,665,103     67,331,004
MFS Growth with Income                          11,246,900     11,440,265
Sanford Bernstein Managed Index 500             16,962,270     19,058,507
Strong International Equity                      7,143,182      7,563,086
DeAM Small-Cap Growth                           32,931,815     37,283,056
Alger All-Cap Growth                            22,668,537     23,197,638
Gabelli All-Cap Value                            1,226,414      5,678,389
Goldman Sachs Mid-Cap Growth                    21,557,859     20,563,493
INVESCO Technology                               6,492,315      6,695,411
ProFund Managed OTC                              7,626,747      4,260,820
Alliance/Bernstein Growth + Value                1,445,574      1,401,818
INVESCO Health Sciences                         11,735,840     11,086,062
Sanford Bernstein Core Value                     8,472,021      1,689,159
T. Rowe Price Tax Managed                        1,692,016        891,237

     Purchases and sales of U.S. government securities, during the period ended April 30, 2003, were as follows:

                                               PURCHASES        SALES
                                              ------------   ------------
American Century Strategic Balanced           $ 21,901,779   $ 19,824,716
PIMCO Total Return Bond                        394,977,778    460,428,510

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     At April 30, 2003, the cost and unrealized appreciation or depreciation in value of the investments for federal income tax purposes, were as follows:

                                                                                NET
                                              GROSS           GROSS          UNREALIZED
                             AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                COST       APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                            ------------   ------------   --------------   --------------
American Century
  International Growth      $ 52,570,544   $ 5,128,689     $   (443,415)    $  4,685,274
American Century Strategic
  Balanced                   147,939,278     9,314,557       (4,013,990)       5,300,567
DeAM International Equity     45,907,705     2,641,492       (5,479,057)      (2,837,565)
Federated High Yield Bond    205,886,827    12,757,498      (14,902,674)      (2,145,176)
Gabelli Small-Cap Value      187,712,748    26,401,150      (23,190,337)       3,210,813
Goldman Sachs Concentrated
  Growth                     657,634,422    31,236,556      (48,788,816)     (17,552,260)
INVESCO Capital Income       231,395,013    14,466,335      (18,445,254)      (3,978,919)
PIMCO Total Return Bond      622,203,344    14,463,257       (4,060,982)      10,402,275
PBHG Small-Cap Growth        107,516,225    14,449,219       (3,836,815)      10,612,404
Alliance Growth               88,570,988     5,867,920       (6,586,366)        (718,446)
Alliance Growth and Income   248,643,187    19,757,985      (12,958,102)       6,799,883
William Blair
  International Growth       115,538,816     9,881,469       (4,316,743)       5,564,726
Marsico Capital Growth       602,993,480    70,701,936      (13,513,933)      57,188,003
Neuberger Berman Mid-Cap
  Growth                     171,999,867    20,350,980       (2,200,641)      18,150,339
Neuberger Berman Mid-Cap
  Value                      207,805,375    13,978,616      (11,737,187)       2,241,429
MFS Growth with Income        42,896,290     2,256,389       (1,707,352)         549,037
Sanford Bernstein Managed
  Index 500                  171,446,714     6,573,006      (22,411,383)     (15,838,377)
Strong International
  Equity                      39,315,191     3,012,038       (3,128,509)        (116,471)
DeAM Small-Cap Growth         40,299,305     4,697,877       (1,668,845)       3,029,032
Alger All-Cap Growth          30,982,810     2,571,004         (236,024)       2,334,980
Gabelli All-Cap Value         93,558,992     4,824,196      (14,112,900)      (9,288,704)
Goldman Sachs Mid-Cap
  Growth                      26,737,479     1,593,506         (705,610)         887,896
INVESCO Technology            25,227,379     1,313,115       (2,540,359)      (1,227,244)
ProFund Managed OTC           43,023,444     1,660,305       (6,566,099)      (4,905,794)
Alliance/Bernstein Growth
  + Value                     17,309,121       498,179       (1,721,991)      (1,223,812)
INVESCO Health Sciences       19,183,341     1,862,999         (172,722)       1,690,277
Sanford Bernstein Core
  Value                       41,590,551     1,408,862       (3,305,543)      (1,896,681)
T. Rowe Price Tax Managed      9,176,914       442,440         (474,276)         (31,836)
DeAM Large-Cap Growth            169,554            --               (5)              (5)
DeAM Large-Cap Value              84,775            --               (3)              (3)

7. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the period ended April 30, 2003, were as follows:

                         PIMCO TOTAL RETURN
                                BOND              INVESCO TECHNOLOGY
                       -----------------------   --------------------
                       NUMBER OF                 NUMBER OF
                       CONTRACTS     PREMIUM     CONTRACTS   PREMIUM
                       ---------   -----------   ---------   --------
Balance at beginning
  of period              3,114     $ 2,620,104       --      $     --
Written                  1,713         751,962      183        47,195
Expired                 (2,249)     (1,024,705)     (78)      (13,806)
Exercised                   --              --       --            --
Closed                    (650)        (45,039)     (64)      (23,886)
                        ------     -----------      ---      --------
Balance at end of
  period                 1,928     $ 2,302,322       41      $  9,503
                        ======     ===========      ===      ========

8. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Funds and other affiliated funds participate in a $175 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. At April 30, 2003, there were no borrowings outstanding under the agreement by the Company.

     The following table summarizes the borrowing that occurred during the period ended April 30, 2003:

                                                        AVERAGE LOAN       AVERAGE     NUMBER OF
                                                     OUTSTANDING DURING    INTEREST      DAYS
                                                    THE BORROWING PERIOD     RATE     OUTSTANDING
                                                    --------------------   --------   -----------
American Century International Growth                    $2,750,000         1.758%        12
Gabelli Small-Cap Value                                   2,153,846         1.775%        13
Goldman Sachs Concentrated Growth                         1,722,222         1.802%        18
Alliance Growth                                           1,000,000         1.750%         4
Alliance Growth and Income                                2,095,238         1.766%        21
Marsico Capital Growth                                    1,000,000         1.750%         4
Gabelli All-Cap Value                                     1,060,000         1.775%        25
T. Rowe Price Tax Managed                                   183,333         1.750%         6

9. SUBSEQUENT EVENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     On May 1, 2003, Prudential Financial, Inc. acquired American Skandia, Inc. and its subsidiaries, including American Skandia Investment Services, Inc., the investment manager to the Funds and Prudential Investments LLC became co-manager to the Funds.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

MANAGEMENT OF THE COMPANY

Information concerning the Directors and Officers of the Company as of April 30, 2003 is presented below. The address of each Director and Officer is One Corporate Drive, Shelton, Connecticut 06484.

----------------------------------------------------------------------------------------------------------------
NAME, POSITION WITH COMPANY       LENGTH OF TIME
AND AGE(1)                           SERVED(2)                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
 John Birch                     Since 4/98          Senior Vice President and Chief Operating
 Vice President (52)                                  Officer -- December 1997 to present
                                                    American Skandia Investment Services, Incorporated

                                                    Executive Vice President and Chief Operating
                                                      Officer -- August 1996 to October 1997
                                                    International Fund Administration
                                                    Bermuda
----------------------------------------------------------------------------------------------------------------
 David E. A. Carson             Since 4/92          Director -- January 2000 to present
 Director (68)
                                                    Chairman -- January 1999 to December 1999
                                                    Chairman and Chief Executive Officer -- January 1998 to
                                                      December 1998
                                                    President, Chairman and Chief Executive Officer -- 1983 to
                                                      December 1997
                                                    People's Bank
----------------------------------------------------------------------------------------------------------------
 Richard G. Davy, Jr.           Since 3/95          Vice President -- June 1997 to present
 Treasurer (54)
                                                    Controller -- September 1994 to June 1997
                                                    American Skandia Investment Services, Incorporated
----------------------------------------------------------------------------------------------------------------
 Wade A. Dokken *               Since 6/01          President, Chairman and Chief Executive Officer -- May 2000
 President, (42)                                      to present
 Chief Executive Officer,
 Chairman and Director

                                                    Executive Vice President and Chief Operating Officer --
                                                      December 1999 to May 2000
                                                    Deputy Chief Executive Officer -- December 1997 to December
                                                      1999
                                                    Executive Vice President and Chief Marketing
                                                      Officer -- March 1995 to December 1997
                                                    American Skandia, Incorporated
----------------------------------------------------------------------------------------------------------------
 Julian A. Lerner               Since 11/96         Retired since 1995
 Director (78)                                      Senior Vice President and Portfolio Manager of AIM Charter
                                                      Fund and AIM Summit Fund from 1986 to 1995
----------------------------------------------------------------------------------------------------------------
 Edward P. Macdonald            Since 11/00         Chief Counsel, Senior Counsel, Counsel and Senior Associate
 Secretary (35)                                       Counsel -- April 1999 to Present
 Anti-Money Laundering                              American Skandia, Incorporated
 Officer                                              Branch Chief, Senior Counsel and Attorney -- October 1994
                                                      to April 1999
                                                    U.S. Securities and Exchange Commission
----------------------------------------------------------------------------------------------------------------
 Thomas M. O'Brien              Since 4/92          President and Chief Executive Officer -- May 2000 to present
 Director (52)
                                                    Atlantic Bank of New York
                                                    Vice Chairman -- January 1997 to April 2000
                                                    North Fork Bank
----------------------------------------------------------------------------------------------------------------
 John A. Pileski                Since 2/01          Retired since June 2000
 Director (63)

                                                    Tax Partner -- KPMG, LLP -- January 1995 to June 2000
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NAME, POSITION WITH COMPANY       LENGTH OF TIME
AND AGE(1)                           SERVED(2)                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
 F. Don Schwartz                Since 4/92          Management Consultant
 Director (67)                                        April 1985 to present
----------------------------------------------------------------------------------------------------------------

(1) The Directors are responsible for overseeing all 31 Funds in the American Skandia Advisor Funds, Inc., as well as the 41 Portfolios included in the American Skandia Trust, all of which are investment companies managed by the Investment Manager.

(2) The term of office for all of the Directors is indefinite, until his successor is elected.

 * Indicates a Director of the Company who is an "interested person" within the meaning set forth in the Investment Company Act of 1940. Mr. Dokken is deemed "interested" by virtue of his serving as an Officer and Director of the Company's Investment Manager.

The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling 1-800-SKANDIA (752-6343).

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

Board of Directors

David E. A. Carson
Wade A. Dokken
Julian A. Lerner
Thomas M. O'Brien
John A. Pileski
F. Don Schwartz


Investment Manager
American Skandia Investment Services, Incorporated
Shelton, CT 06484


[STAR GRPAHIC]


Distributor
American Skandia Marketing, Incorporated
Shelton, CT 06484


Transfer Agent
American Skandia Fund Services, Incorporated
Shelton, CT 06484


Sub-Transfer Agent
Boston Financial Data Services, Inc.
Quincy, MA 02171


Administrator
PFPC Inc.
Wilmington, DE 19809


Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, PA 19103


Custodian
FOR DOMESTIC SECURITIES OF FUNDS INVESTING PRIMARILY IN DOMESTIC SECURITIES:
PFPC Trust Company
Philadelphia, PA 19113


CO-CUSTODIAN FOR FOREIGN SECURITIES OF FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC SECURITIES AND CUSTODIAN FOR FUNDS INVESTING PRIMARILY IN FOREIGN
SECURITIES:
JP Morgan Chase Bank
Brooklyn, NY  11245


Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, PA 19103

Shares of the American Skandia Advisor Funds are:

- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

- not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.




The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342 (800-SKANDIA)
Website: www2.americanskandia.com


                                                        LIT CODE: (ASAFSEMI0403)


[AMERICAN SKANDIA ADVISOR FUNDS LOGO]                      [POSTAGE METER STAMP]
P.O. Box 8012
Boston, MA 02266-8012

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)   Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               American Skandia Advisor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/Marguerite E. H. Morrison
                         -------------------------------------------------------
                            Marguerite E. H. Morrison
                            Secretary

Date                                July 9, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Judy A. Rice
                         -------------------------------------------------------
                            Judy A. Rice
                            President and Principal Executive Officer

Date                                July 9, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard G. Davy, Jr.
                         -------------------------------------------------------
                           Richard G. Davy, Jr.
                           Assistant Treasurer and Principal Financial Officer

Date                                July 9, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.